As filed with the Securities and Exchange Commission on June 6, 2003

Registration No. 333-105787

                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C. 20549

                                       FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/ X /

PRE-EFFECTIVE AMENDMENT NO. 1
/ X /

POST-EFFECTIVE AMENDMENT NO.__
/   /

                                OPPENHEIMER GLOBAL FUND
                   (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112
                        (Address of Principal Executive Offices)

                                      303-768-3200
                            (Registrant's Telephone Number)

                                  Robert G. Zack, Esq.
                        Senior Vice President & General Counsel
                                 OppenheimerFunds, Inc.
                      498 Seventh Avenue, New York, New York 10148
                                     (212) 323-0250
                        (Name and Address of Agent for Service)

       As soon as practicable after the Registration Statement becomes effective.
                     (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y
shares of Oppenheimer Global Fund.

It is proposed that this filing will become effective on July 7, 2003 pursuant to Rule
488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company
Act of 1940.

                           CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for Oppenheimer Europe Fund and Prospectus for Oppenheimer Global Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

John V. Murphy
President &                                                            OppenheimerFunds
Logo
Chief Executive Officer                                       OppenheimerFunds, Inc.
                                                                       498 Seventh
                                                              Avenue, 10th Floor
                                                                       New York, NY
                                                                       10018

                                                              www.oppenheimerfunds.com

                                                                       August 8, 2003

Dear Oppenheimer Europe Fund Shareholder,

One of the things we are proud of at  OppenheimerFunds,  Inc. is our  commitment  to our
Fund  shareholders.  I am writing  to you today to let you know about a positive  change that has been proposed for Oppenheimer Europe Fund.

After careful  consideration,  the Board of Trustees has determined  that it would be in the best  interest  of  shareholders  of  Oppenheimer  Europe  Fund  ("Europe  Fund") to
reorganize into another  Oppenheimer  fund,  Oppenheimer  Global Fund ("Global Fund"). A shareholder  meeting has been scheduled in October,  and all Europe Fund shareholders of record  as of July  29th are being  asked to vote  either in person or by proxy,  on the proposed  reorganization.  You will find a proxy  statement  detailing the  proposal,  a ballot  card,  a Global  Fund  prospectus,  instruction  for voting by  telephone  and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?

Europe  Fund and  Global  Fund both seek  capital  appreciation  through  investment  in foreign stocks.  Global Fund's holdings offer a much broader  geographic mix than Europe
Fund. Global Fund's portfolio can include  securities of European  companies,  companies in  other  foreign  countries  and  in  the  U.S.,  depending  on  perceived  investment opportunities.

Among other factors,  the Europe Fund Board  considered that the expense ratio of Global
Fund has been lower than the expense  ratio of Europe fund.  Although  past  performance is not  predictive  of  future  results,  shareholders  of  Europe  Fund  would  have an opportunity  to  become  shareholders  of a fund  with a  better  long-term  performance history.

How do you vote?

To cast your vote,  simply mark,  sign and date the enclosed  proxy ballot and return it in the  postage-paid  envelope  today.  You also may vote by telephone by following  the instructions  on the  proxy  ballot.  Using a  touch-tone  telephone  to cast  your vote saves you time and helps reduce the Fund's  expenses.  If you vote by phone,  you do not need to mail the proxy ballot.

Remember,   it  can  be  expensive   for  the   Fund--and   ultimately   for  you  as  a
shareholder--to  remail  ballots if not enough  responses  are  received  to conduct the meeting.  If your vote is not received before the scheduled  meeting,  you may receive a telephone call asking you to vote.

Please read the enclosed  proxy  statement  for  complete  details on the  proposal.  Of course,  if you have any questions,  please contact your financial  advisor,  or call us at  1.800.708.7780.  As always,  we appreciate your confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                                              Sincerely,

                                                              John V. Murphy

Enclosures

OPPENHEIMER EUROPE FUND
                   6803 South Tucson Way, Centennial, Colorado 80112
                                     1.800.708.7780

                       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                             TO BE HELD ON OCTOBER 10, 2003

To the Shareholders of Oppenheimer Europe Fund:

Notice is hereby  given  that a  Special  Meeting  of the  Shareholders  of  Oppenheimer
Europe Fund ("Europe Fund"), a registered  investment  management company,  will be held at 6803 South Tucson Way,  Centennial,  CO 80112 at 1:00 P.M., Mountain time, on October
10, 2003, or any adjournments thereof (the "Meeting"), for the following purposes:

1.       To approve an Agreement and Plan of Reorganization  between  Oppenheimer Europe
Fund ("Europe Fund") and Oppenheimer  Global Fund ("Global Fund"),  and the transactions contemplated  thereby,  including  (a) the  transfer of all the assets of Europe Fund to
Global  Fund in  exchange  for Class A,  Class B, Class C, Class N and Class Y shares of
Global Fund, (b) the  distribution  of these shares of Global Fund to the  corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Europe Fund in complete liquidation  of  Europe  Fund and (c) the  cancellation  of the  outstanding  shares  of
Europe Fund (all of the foregoing being referred to as the "Proposal").

2.       To act upon such other matters as may properly come before the Meeting.

Shareholders  of  record at the  close of  business  on July 29,  2003 are  entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed  in the
Prospectus  and Proxy  Statement.  Please read it carefully  before  telling us, through your proxy or in person,  how you wish your  shares to be voted.  The Board of  Trustees of Europe Fund  recommends a vote in favor of the  Proposal.  WE URGE YOU TO SIGN,  DATE
AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
         Robert G. Zack, Secretary
         August 8, 2003
--------------------------------------------------------------------------------------------
Shareholders  who do not expect to attend the Meeting are  requested to indicate  voting instructions on the enclosed proxy and to date,  sign and return it in the  accompanying
postage-paid   envelope.   To  avoid  unnecessary   duplicate  mailings,   we  ask  your
cooperation  in promptly  mailing your proxy no matter how large or small your  holdings may be.

                                OPPENHEIMER GLOBAL FUND
                   6803 South Tucson Way, Centennial, Colorado 80112
                                     1.800.708.7780

                        COMBINED PROSPECTUS AND PROXY STATEMENT
                                  DATED AUGUST 8, 2003

                  Acquisition of the Assets of OPPENHEIMER EUROPE FUND
                   6803 South Tucson Way, Centennial, Colorado 80112
                                     1.800.708.7780

    By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                OPPENHEIMER GLOBAL FUND

         This  combined  Prospectus  and  Proxy  Statement  solicits  proxies  from  the shareholders  of  Oppenheimer  Europe  Fund  ("Europe  Fund")  to be voted at a  Special
Meeting  of  Shareholders   (the  "Meeting")  to  approve  the  Agreement  and  Plan  of
Reorganization  (the  "Reorganization  Agreement")  and  the  transactions  contemplated
thereby  (the  "Reorganization")   between  Europe  Fund  and  Oppenheimer  Global  Fund
("Global  Fund").  This  combined   Prospectus  and  Proxy  Statement   constitutes  the
Prospectus  of Global  Fund and the Proxy  Statement  of Europe  Fund filed on Form N-14 with the Securities and Exchange  Commission  ("SEC").  If shareholders  vote to approve the  Reorganization  Agreement  and the  Reorganization,  the net assets of Europe  Fund will be acquired  by and in  exchange  for shares of Global  Fund.  The Meeting  will be held at the offices of OppenheimerFunds,  Inc. at 6803 South Tucson Way, Centennial,  CO
80112 on October 10, 2003 at 1:00 P.M.  Mountain  time.  The Board of Trustees of Europe
Fund is soliciting  these proxies on behalf of Europe Fund.  This  Prospectus  and Proxy
Statement will first be sent to shareholders on or about August 25, 2003.

         If the  shareholders  vote to approve the  Reorganization  Agreement,  you will receive  Class A shares of Global  Fund equal in value to the value as of the  Valuation
Date (as such term is  defined  in the  Agreement  and Plan of  Reorganization  attached hereto as  Exhibit A) of your  Class A shares of Europe  Fund;  Class B shares of Global
Fund  equal in value to the  value as of the  Valuation  Date of your  Class B shares of
Europe  Fund;  Class C shares  of  Global  Fund  equal  in value to the  value as of the
Valuation  Date of your  Class C shares of Europe  Fund;  Class N shares of Global  Fund equal in value to the value as of the  Valuation  Date of your  Class N shares of Europe
Fund;  and  Class Y  shares  of  Global  Fund  equal  in  value  to the  value as of the
Valuation  Date of your  Class Y  shares  of  Europe  Fund.  Europe  Fund  will  then be liquidated and de-registered  under the Investment  Company Act of 1940 (the "Investment
Company Act").

         Global  Fund's  investment  objective is to seek capital  appreciation.  Global
Fund  invests  mainly in common  stocks of U.S.  and  foreign  companies  the  portfolio manager has selected for their long-term growth potential.

         This Prospectus and Proxy Statement gives  information  about Class A, Class B,
Class  C,  Class N and  Class Y shares  of  Global  Fund  that you  should  know  before investing.  You  should  retain it for  future  reference.  A  Statement  of  Additional
Information  relating  to the  Reorganization  described  in this  Prospectus  and Proxy
Statement,  dated August 8, 2003 (the "Proxy Statement of Additional  Information")  has
been  filed  with  the  Securities  and  Exchange  Commission  ("SEC")  as  part  of the
Registration  Statement on Form N-14 (the "Registration  Statement") and is incorporated herein by  reference.  You may  receive a copy by writing to  OppenheimerFunds  Services
(the "Transfer  Agent") at P.O. Box 5270,  Denver Colorado 80217 or by calling toll-free
1.800.708.7780.   That  Statement  of  Additional  Information  includes  the  following documents:  (i) the Europe Fund Statement of Additional Information;  (ii) Annual Report
and  Semi-Annual  Report as of August 31, 2002 and February 28, 2003,  respectively,  of
Europe  Fund;  (iii) the Global  Fund  Statement  of  Additional  Information;  and (iv)
Annual  Report and  Semi-Annual  Report as of  September  30,  2002 and March 31,  2003,
respectively, of Global Fund.

         The  Prospectus of Global Fund dated  November 22, 2002,  is enclosed  herewith and  considered  a part of this  Prospectus  and  Proxy  Statement.  It is  intended  to provide you with information about Global Fund.

         The following  documents have been filed with the SEC and are available without charge upon written  request to the Transfer Agent at the address  specified above or by calling  toll-free  1.800.708.7780:  (i) a Prospectus for Europe Fund, dated October 23,
2002  and  its  supplement  dated  April  22,  2003;  (ii)  a  Statement  of  Additional
Information  for Europe Fund,  dated October 23, 2002 and its  supplement  dated January
13,  2003;  and (iii) a Statement  of  Additional  Information  for Global  Fund,  dated
November 22, 2002 and its supplement dated March 31, 2003.

Mutual fund shares are not deposits or  obligations  of any bank, and are not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or any other U.S.  government agency.  Mutual fund shares  involve  investment  risks  including  the possible loss of principal.

As with all mutual funds,  the  Securities  and Exchange  Commission has not approved or disapproved  these  securities or passed upon the adequacy of this  Prospectus and Proxy
Statement. Any representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated August 8, 2003.

                                   TABLE OF CONTENTS
                        COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                    Page
                                                                                    ----
Synopsis
     What am I being asked to vote on?..............................................................
     What are the general tax consequences of the Reorganization?.............................
     Comparisons of some important features......................................................
     How do the investment objectives and policies of the Funds compare?....................
     Who manages the Funds?........................................................................
     What are the fees and expenses of each Fund and what are they  expected to be after the
         Reorganization?...............................................................................
     Where can I find more financial information about the Funds?.............................
     How have the Funds performed?................................................................
     What are other key features of the Funds?......................................................
              Investment Management and Fees......................................................
              Transfer Agency and Custody Services................................................
              Distribution Services......................................................................
              Purchases, Redemptions, Exchanges and other Shareholder Services............
              Dividends and Distributions............................................................
What are the Principal Risks of an Investment in Europe Fund or Global Fund?
Reasons for the Reorganization
Information About the Reorganization
     How will the Reorganization be carried out?..................................................
     Who will pay the expenses of the Reorganization?...........................................
     What are the tax consequences of the Reorganization?.......................................
     What should I know about Class A, Class B, Class C, Class N and Class Y shares of
         Global Fund?...................................................................................
     What are the  capitalizations  of the Funds and what  might the  capitalization  be after the
         Reorganization?...............................................................................
Comparison of Investment Objectives and Policies
     Are there  any  significant  differences  between  the  investment  objectives  and strategies of
         the Funds?......................................................................................
     What are the main risks associated with an investment in the Funds?......................
     How do the investment policies of the Funds compare?......................................
     What are the fundamental investment restrictions of the Funds?...........................
     How do the account features and shareholder services for the Funds compare?...........
              Investment Management.................................................................
              Distribution.................................................................................
              Purchases and Redemptions.............................................................
              Shareholder Services.....................................................................
              Dividends and Distributions............................................................
Voting Information
     How many votes are necessary to approve the Reorganization Agreement?...............
     How do I ensure my vote is accurately recorded?.............................................
     Can I revoke my proxy?...........................................................................
     What other matters will be voted upon at the Meeting?......................................
     Who is entitled to vote?...........................................................................
     What other solicitations will be made?.........................................................
     Are there appraisal rights?........................................................................
Information About Europe Fund
Information About Global Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  between  Oppenheimer  Europe Fund and
Oppenheimer Global Fund
Exhibit B - Principal Shareholders
Enclosure:
Prospectus of Oppenheimer Global Fund dated November 22, 2002.

                                        SYNOPSIS

         This is only a summary and is qualified  in its  entirety by the more  detailed information  contained in or  incorporated  by reference  in this  Prospectus  and Proxy
Statement  and  by  the  Reorganization  Agreement  which  is  attached  as  Exhibit  A.
Shareholders  should  carefully  review  this  Prospectus  and Proxy  Statement  and the
Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus
of  Global  Fund  which   accompanies   this  Prospectus  and  Proxy  Statement  and  is
incorporated herein by reference.

         Shareholders  of Europe Fund  holding  certificates  representing  their shares
will  not  be  required  to  surrender   their   certificates  in  connection  with  the
reorganization.   However,   former   shareholders  of  Europe  Fund  whose  shares  are
represented  by  outstanding  share  certificates  will  not be  allowed  to  redeem  or exchange  shares of Global Fund they receive in the  Reorganization  until the exchanged
Europe Fund certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

         Your  Fund's  investment  manager,  OppenheimerFunds,   Inc.  (the  "Manager"),
proposed to the Board of Trustees a reorganization  of your Fund,  Europe Fund, with and into  Global  Fund so that  shareholders  of Europe  Fund may become  shareholders  of a substantially  larger fund advised by the same  investment  advisor with  generally more favorable  long-term  performance,  and investment  objectives  and policies  similar to those of their current Fund. The Board  considered the differences in investment  focus, discussed  below.  The Board also  considered  the fact that the surviving  fund has the potential for lower overall operating expenses.  In addition,  the Board considered that both Funds have  Class A,  Class B,  Class C, Class N and Class Y shares  offered  under identical sales charge  arrangements.  The Board also considered that the Reorganization would be a  tax-free  reorganization,  and there  would be no sales  charge  imposed  in effecting the Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds  concluded that neither Fund would  experience dilution as a result of the Reorganization.

         At a meeting  held on April 17,  2003,  the Board of  Trustees  of Europe  Fund
approved a reorganization  transaction  that will, if approved by  shareholders,  result in the  transfer of the net assets of Europe  Fund to Global  Fund,  in exchange  for an equal  value of  shares  of  Global  Fund.  The  shares  of  Global  Fund  will  then be
distributed  to  Europe  Fund   shareholders  and  Europe  Fund  will   subsequently  be
liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder  of
Europe Fund and will become a  shareholder  of Global Fund.  This exchange will occur on the Closing Date (as such term is defined in the  Agreement  and Plan of  Reorganization attached hereto as Exhibit A) of the Reorganization.

         Approval of the Reorganization  means you will receive Class A shares of Global
Fund  equal in value to the  value as of the  Valuation  Date of your  Class A shares of
Europe  Fund;  Class B shares  of  Global  Fund  equal  in value to the  value as of the
Valuation  Date of your  Class B shares of Europe  Fund;  Class C shares of Global  Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of Europe
Fund;  Class N shares of  Global  Fund  equal in value to the value as of the  Valuation
Date of your Class N shares of Europe  Fund;  and Class Y shares of Global Fund equal in value as of the  Valuation  Date of your Class Y shares of Europe  Fund.  The shares you receive  will be issued at net asset  value  without a sales  charge or the payment of a contingent  deferred  sales charge  ("CDSC")  although if your shares of Europe Fund are subject to a CDSC,  your  Global  Fund  shares  will  continue to be subject to the same
CDSC applicable to your shares.

         For the reasons set forth in the "Reasons for the Reorganization"  section, the
Board of Europe Fund has  determined  that the  Reorganization  is in the best interests of the shareholders of Europe Fund.

                     THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                  TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that  shareholders of Europe Fund who are U.S. citizens will not recognize  any  gain or loss  for  federal  income  tax  purposes,  as a  result  of the exchange of their shares for shares of Global Fund.  You should,  however,  consult your tax  advisor  regarding  the  effect,  if any,  of the  Reorganization  in light of your individual  circumstances.  You should also  consult  your tax  advisor  about state and local tax  consequences.  For  further  information  about the tax  consequences  of the
Reorganization,  please see the "Information About the  Reorganization--What  are the tax
consequences of the Reorganization?"

Comparisons of some important features

How do the investment objectives and policies of the Funds compare?

         Europe  Fund  and  Global  Fund  have  the  same  investment  objective.  As  a fundamental  investment  policy,  the  investment  objective  of both  Funds  is to seek capital appreciation.

         In seeking their investment objectives,  both Funds invest in foreign equities.
However,   their  respective   investment  focus  is  different.   Under  normal  market
conditions,  Europe  Fund  will  invest  at  least  80%  of its  net  assets  (plus  any borrowings  for  investment  purposes)  in  common  stocks  of  European  companies.  It currently  invests mainly in common stocks of companies in developed  European  markets, such as France,  Germany,  England,  the  Netherlands  and Italy.  It can also invest in emerging European markets, such as Hungary,  Poland and the Czech Republic.  Global Fund
has a much broader  geographic  mix. It invests  mainly in common stocks of companies in the U.S. and foreign  countries.  It can invest without limit in foreign  securities and can invest in any country,  including  countries  with  developed  or emerging  markets.
However,  it currently  emphasizes  investments in developed  markets such as the United
States,  Western  European  countries and Japan.  It does not limit its  investments  to companies in a particular  capitalization  range, but currently  focuses its investments in mid-cap and large-cap  companies.  It is not required to allocate its  investments in any set percentages in any particular  countries.  As a fundamental  policy, it normally will  invest  in at least  three  countries  (one of which  may be the  United  States).
Typically it invests in a number of different countries.

         Please refer to the  Semi-Annual  Reports of both Funds for a complete  listing
(as of the respective report dates) of the portfolio investments for each Fund.

Who Manages the Funds?

         The  day-to-day  management  of the  business  and  affairs of each Fund is the responsibility  of  the  Manager.  Each  Fund  is  an  open-end  diversified  investment management  company  with  an  unlimited  number  of  authorized  shares  of  beneficial interest organized as a Massachusetts  business trust. Europe Fund commenced  operations on March 1, 1999,  and Global Fund's  predecessor  commenced  operations on December 22,
1969.  Both  Funds  are  governed  by a Board  of  Trustees,  which is  responsible  for protecting  the  interests  of  shareholders  under  Massachusetts  law.  Both Funds are located at 498 Seventh Avenue, New York, New York 10018.

         The Manager,  also  located at 498 Seventh  Avenue,  New York,  New York 10018, acts as investment  advisor to both Funds,  and employs their  portfolio  managers.  The portfolio  manager for Europe Fund is Dominic Freud.  He is a Vice President of the Fund
and of the  Manager.  Mr.  Freud has been the Fund's  portfolio  manager  since April 1,
2003.  Mr. Freud was  previously  responsible  for European  investments  at SLS Capital from  January  2002 to  February  2003.  Prior to that time he was head of the  European equities  desk and  managing  director  at SG Cowen from May 1994 to January  2002.  The portfolio  manager for Global Fund is William L. Wilby.  He is a Vice  President  of the
Fund  and a Senior  Vice  President  of the  Manager.  Mr.  Wilby  has  been the  Fund's portfolio  manger since October  1992.  Additional  information  about the Funds and the
Manager is set forth below in "Comparison of Investment Objectives and Policies."

What are the fees and  expenses of each Fund and what are they  expected to be after the
Reorganization?

         Europe  Fund and  Global  Fund  each pay a variety  of  expenses  directly  for management of their assets,  administration  and  distribution of their shares and other services.  Those  expenses  are  subtracted  from each Fund's  assets to  calculate  the fund's  net  asset  values  per  share.  Shareholders  pay  these  expenses  indirectly.
Shareholders pay other expenses directly, such as sales charges.

         The following  tables are provided to help you  understand and compare the fees and  expenses  of  investing  in  shares of Europe  Fund with the fees and  expenses  of investing  in shares of Global  Fund.  The pro forma  expenses of the  surviving  Global
Fund show what the fees and  expenses  are  expected  to be after  giving  effect to the
Reorganization.

                                  PRO FORMA FEE TABLE
                         For the 12 month period ended 3/31/03

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class A shares      Class A Shares       Class A shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a
 % of offering price)                                    5.75%                5.75%                   5.75%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or              None1                None1                   None1
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.07%4               0.27%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.11%4               1.18%                   1.18%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class B shares      Class B Shares       Class B shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               5%6                  5%6                     5%6
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.21%4              0.31%5                   0.31%5
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.01%4              1.98%5                   1.98%5
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class C Shares      Class C Shares       Class C Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%7                  1%7                     1%7
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.24%4               0.28%                   0.28%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            3.04%4               1.95%                   1.95%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class N shares      Class N Shares       Class N shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               1%8                  1%8                     1%8
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                   2.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.80%4               0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses3                                          1.26%4               0.19%                   0.19%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.56%4               1.36%                   1.36%
-------------------------------------------------- ------------------- -------------------- ---------------------------

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                                                            Pro Forma Surviving
                                                   Europe Fund         Global Fund          Global Fund
                                                   Class Y Shares      Class Y Shares       Class Y Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Sales Charge (Load) on purchases (as a %
of offering price)                                        None                 None                    None
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                 None                    None
redemption proceeds)
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Redemption Fee (as a percentage of total
redemption proceeds) 2                                   2.00%                2.00%                    2.00%
-------------------------------------------------- ------------------- --------------------- --------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Management Fees                                          0.80%4               0.67%                    0.67%
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Distribution and/or Service (12b-1) Fees                  N/A                  N/A                      N/A
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Other Expenses3                                          0.54%4               0.38%5                  0.38%5
-------------------------------------------------- ------------------- --------------------- --------------------------
-------------------------------------------------- ------------------- --------------------- --------------------------
Total Fund Operating Expenses                            1.34%4               1.05%5                  1.05%5
-------------------------------------------------- ------------------- --------------------- --------------------------

Note: Expenses may vary in future years.
1.       A contingent  deferred  sales charge may apply to redemptions of investments of
     $1 million or more ($500,000 for retirement  plan accounts) of Class A shares.  See
     "How to Buy Shares" in each Fund's Prospectus.
2.       Applies to the proceeds of Fund shares that are redeemed  (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
3.       "Other  Expenses"  include  transfer agent fees and  custodial,  accounting and legal expenses.
4.       The expenses  shown for Europe Fund do not reflect  management fee and transfer fee waivers,  described below under "Investment  Management and Fees" and "Transfer
     Agency and Custody Services." After such waivers,  "Management Fees" were 0.75% for each  class,  "Other  Expenses"  were  0.86% for Class A shares,  0.87% for Class B shares,  0.84% for Class C shares,  0.92% for Class N shares and 0.54%  (unchanged)
     for Class Y shares,  and "Total Fund  Operating  Expenses"  were 1.85% for Class A,
     2.62% for Class B, 2.59% for Class C, 2.17% for Class N and 1.29% for Class Y.
5.       The  expenses  shown for  Global  Fund do not  reflect  transfer  fee  waivers, described below under "Transfer  Agency and Custody  Services." After such waivers,
     "Other  Expenses"  were 0.30% for Class B shares and 0.33% for Class Y shares,  and
     "Total Fund  Operating  Expenses" were 1.97% for Class B shares and 1.00% for Class
     Y shares. Expenses for Class A, Class C and Class N shares were unchanged.
6.       Applies to  redemptions  within the first year after  purchase.  The contingent deferred  sales  charge  declines to 1% in the sixth year and is  eliminated  after that.
7.       Applies to shares redeemed within 12 months of purchase.
8.       Applies  to  shares  redeemed  within  18 months  of  retirement  plan's  first purchase of Class N shares.

Examples

         These  examples below are intended to help you compare the cost of investing in each Fund and the  proposed  surviving  Global  Fund.  These  examples  assume an annual return for each class of 5%, the  operating  expenses  described in the tables above and reinvestment of your dividends and distributions.

         Your actual costs may be higher or lower because  expenses will vary over time.
For each  $10,000  investment,  you would pay the  following  projected  expenses if you sold your  shares  after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                      Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $804               $1,230               $1,782               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $407                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $359                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                      Europe Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $777               $1,198               $1,644               $2,876
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $304                $930                $1,582               $2,923
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $307                $939                $1,596               $3,355
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $259                $796                $1,360               $2,895
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $136                $425                 $734                $1,613
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                      Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                      Global Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                            Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed1:                 1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $701                $921                $1,268               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $298                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $238                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                            Pro Forma Surviving Global Fund
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed2:             1 year              3 years             5 years             10 years3
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $688                $928                $1,187               $1,924
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $201                $621                $1,068               $1,910
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $198                $612                $1,052               $2,275
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $138                $431                 $745                $1,635
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y                                   $107                $334                 $579                $1,283
----------------------------------- ------------------ -------------------- ------------------- ---------------------

1.       In the "If shares are redeemed"  examples,  expenses  include the initial sales charge  for Class A and the  applicable  Class B,  Class C and  Class N  contingent deferred sales charges.
2.       In the "If shares are not redeemed" examples,  the Class A expenses include the initial sales charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
3.       Class B expenses  for years 7 through 10 are based on Class A  expenses,  since
     Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

         Performance  information  for both  Europe Fund and Global Fund is set forth in each Fund's  Prospectus under the section "The Fund's Past  Performance."  Global Fund's
Prospectus  accompanies  this  Prospectus  and Proxy  Statement and is  incorporated  by reference.

         The  financial  statements  of  Europe  Fund and  additional  information  with respect to the Fund's  performance  during its fiscal  year ended  August 31,  2002 (and with  respect to the six months  ended  February 28,  2003),  including a discussion  of factors that materially  affected its performance and relevant market  conditions during that fiscal year,  is set forth in Europe  Fund's  Annual  Report dated as of August 31,
2002 (and  with the  exception  of that  discussion,  in its  Semi-Annual  Report  dated
February  28,  2003),  respectively,  that  are  included  in  the  Proxy  Statement  of
Additional  Information  and  incorporated  herein by  reference.  These  documents  are available upon request. See "Information About Europe Fund" below.

         The  financial  statements  of  Global  Fund and  additional  information  with respect to its  performance  during its fiscal year ended  September  30, 2002 (and with respect to the six months  ended  March 31,  2003),  including a  discussion  of factors that materially  affected its performance  and relevant  market  conditions  during that fiscal year,  is set forth in Global  Fund's  Annual  Report  dated as of September  30,
2002 (and with the exception of that discussion,  in its Semi-Annual  Report dated March
31,  2003),  respectively,  that are  included  in the  Proxy  Statement  of  Additional
Information  and  incorporated  herein by reference.  These documents are available upon request. See "Information About Global Fund" below.

How have the Funds performed?

         The following past  performance  information  for each Fund is set forth below, and for  earlier  periods,  in its  respective  Prospectus:  (i) a bar  chart  detailing annual  total  returns  of Class A shares of each Fund as of  December  31st for each of
the  ten  most  recent  full  calendar  years  (for  Europe  Fund,   since  that  Fund's
inception);  and (ii)  tables  detailing  how the average  annual  total  returns,  both before and after  taxes,  of Europe  Fund's Class A, Class B, Class C, Class N and Class
Y shares  compare to those of the MSCI All Country  Index;  and how Global  Fund's Class
A, Class B, Class C, Class N and Class Y average annual total  returns,  both before and after taxes,  compare to those of the MSCI World Index. The after-tax  returns are shown for Class A shares  only and are  calculated  using the  historical  highest  individual federal  marginal  income  tax  rates in  effect  during  the  periods  shown and do not reflect the impact of state or local taxes.  In certain cases,  the figure  representing
"Return  After Taxes on  Distributions  and Sale of Fund  Shares" may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits  the  shareholder.  The  after-tax  returns  are  calculated  based on  certain assumptions  mandated by regulation  and your actual  after-tax  returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax  returns set forth  below  are  not  relevant  to  investors  who  hold  their  fund  shares  through tax-deferred  arrangements  such as 401(k) plans or IRAs or to  institutional  investors not subject to tax. The past  investment  performance  of either Fund,  before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

         Annual Total Returns for Europe Fund (Class A)

[See appendix to  prospectus  and proxy  statement for data in bar chart showing  annual total returns for Oppenheimer Europe Fund.]

Sales  charges  and taxes are not  included  in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the  returns  may be less than those shown.
For the period  from  January 1, 2003  through  March 31,  2003,  the  cumulative  total return (not annualized) before taxes for Class A shares of Europe Fund was -14.97%.
During the period  shown in the bar chart,  the highest  return for  Oppenheimer  Europe
Fund (not  annualized)  before taxes for a calendar quarter was 10.20% (4th Qtr `01) and the lowest  return  (not  annualized)  before  taxes for a calendar  quarter was -24.52%
(3rd Qtr `02).

         Annual Total Returns for Global Fund (Class A)

[See appendix to  prospectus  and proxy  statement for data in bar chart showing  annual total returns for Oppenheimer Global Fund.]

Sales  charges  and taxes are not  included  in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the  returns  may be less than those shown.
For the period  from  January 1, 2003  through  March 31,  2003,  the  cumulative  total return (not annualized) before taxes for Class A shares of Global Fund was -7.89%.
During the period  shown in the bar chart,  the highest  return for  Oppenheimer  Global
Fund (not  annualized)  before taxes for a calendar quarter was 36.38% (4th Qtr `99) and the lowest  return  (not  annualized)  before  taxes for a calendar  quarter was -18.17%
(3rd Qtr '02).

Average  annual total  returns for the Funds for the periods ended March 31, 2003 are as follows:

------------------------------------------ ------------- -------------------------
Europe Fund1                                  1 Year             5 Years
                                                          (or life of class, if
                                                                  less)
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class A Shares (inception 3/1/99)
  Return Before Taxes                        -37.85%             -19.04%
  Return After Taxes on Distributions        -37.85%             -19.43%
  Return After Taxes on Distributions
  and Sale of Fund Shares                    -23.24%             -14.10%
------------------------------------------ ------------- -------------------------
MSCI All Country Europe Index
(from 2/28/99) (reflects no deduction
for fees, expenses or taxes) 4               -25.35%              -9.60%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class B Shares (inception 3/1/99)            -37.82%             -18.89%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class C Shares (inception 3/1/99)            -34.99%             -18.41%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class N Shares (inception 3/1/01)            -34.93%             -27.34%
------------------------------------------ ------------- -------------------------
------------------------------------------ ------------- -------------------------
Class Y Shares (inception 3/1/99)2           -33.64%             -17.48%
------------------------------------------ ------------- -------------------------

         -------------------------------------------- ----------- -------------------------- -------------------------
         Global Fund1                                   1 Year             5 Years                   10 Years
                                                                    (or life of class, if     (or life of class, if
                                                                            less)                     less)
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class A Shares (inception 12/22/69)
           Return Before Taxes                         -33.68%             -0.15%                     9.38%
           Return After Taxes on Distributions         -33.68%             -1.79%                     7.06%
           Return After Taxes on Distributions and
           Sale of Fund Shares                         -20.68%             -0.02%                     7.31%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         MSCI World Index
         (from 12/31/92) (reflects no deduction for    -23.99%             -5.34%                     5.27%
         fees, expenses or taxes)5
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class B Shares (inception 8/17/93) 3          -33.70%             -0.02%                     8.43%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class C Shares (inception 10/2/95)            -30.88%              0.26%                     6.48%
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class N Shares (inception 3/1/01)             -30.46%             -17.90%                     N/A
         -------------------------------------------- ----------- -------------------------- -------------------------
         -------------------------------------------- ----------- -------------------------- -------------------------
         Class Y Shares (inception 11/17/98)2          -29.51%              3.14%                      N/A
         -------------------------------------------- ----------- -------------------------- -------------------------

1.       The  Funds'  average  annual  total  returns in the tables  above  include  the applicable  sales  charges:  for Class A shares of each Fund,  the current  maximum initial sales charge is 5.75%;  for Class B shares of Global Fund,  the  contingent deferred  sales  charges is 5%  (1-year)  and 2%  (5-years);  for Class B shares of
     Europe  Fund,  the  contingent  deferred  sales  charges  is  5%  (1-year)  and  2%
     (life-of-class);  and  for  Class  C and  Class  N  shares  of  each  Fund,  the 1%
     contingent deferred sales charge for the 1-year period.
2.       There is no sales charge on Class Y shares.
3.       Because  Class B shares  convert  to Class A shares 72 months  after  purchase,
     Class  B  "life-of-class"   performance  for  Global  Fund  does  not  include  the
     contingent  deferred sales charge and uses Class A performance for the period after conversion.  The Fund's returns measures the performance of a hypothetical  account and assume that all dividends and capital gains  distributions have been reinvested in additional shares.
4.       The  performance  of Europe  Fund's  Class A shares is  compared  to the Morgan
     Stanley Capital  Information (MSCI) All Country Europe Index, an unmanaged index of foreign  stocks  representing  developed  and emerging  European  countries.  Index performance  reflects the  reinvestment of income but does not reflect  transaction costs. Europe Fund's investments vary from those in the index.
5.       The  performance  of Global Fund's Class A shares is compared to the MSCI World
     Index,  and unmanaged  index of issuers  listed on the stock exchange of 20 foreign countries and the U.S. Index  performance  reflects the  reinvestment of income but does not reflect  transaction  costs.  Global Fund's investments vary from those in the index.

         How Has  Global  Fund  Performed?  - Below is a  discussion  by the  Manager of
Global Fund's performance  during its fiscal year ended September 30, 2002,  followed by a graphical  comparison  of Global  Fund's  performance  to an  appropriate  broad-based market index.

         Management's  Discussion  of  Performance  - During the fiscal  year that ended
September  30,  2002,  Global  Fund's   performance   mirrored  a  difficult   operating
environment,  producing  negative  absolute  returns while  outperforming  its benchmark index,  the MSCI World Index.  Economic,  business  and  political  events  converged to exert undue pressure on global markets,  with the United States and Europe  experiencing
the  brunt  of  the  downturn.   Given  the  often  contradictory  nature  of  near-term
indicators,   Global  Fund's  portfolio  manager  maintained  a  long-term  perspective,
employing  a  theme-driven,   valuation   sensitive   investment   approach  that  seeks
"contrarian  growth" from fundamentally sound stocks that are believed to be temporarily depressed.  Global  Fund's  portfolio  manager  also  maintained  a "barbell  strategy,"
combining  aggressive and defensive  positions in hopes of positioning the portfolio for a variety of market conditions.  Country,  industry and market capitalization weightings
were  the  result  of  the  Fund  manager's   individual  stock  selection  rather  than
predetermined target allocations.  Global Fund's holdings,  allocations,  management and strategies are subject to change.

         Comparing  Global  Fund's  Performance  to the Market - The graphs  that follow show the  performance  of a hypothetical  $10,000  investment in each class of shares of
Global  Fund held  until  March 31,  2003.  Class A  performance  is shown for a 10 year period.  For each other  class,  performance  is measured  from  inception of the class:
from  August 17, 1993 for Class B, from  October 2, 1995 for Class C shares,  from March
1,  2001 for Class N  shares,  and from  November  17,  1998 for Class Y shares.  Global
Fund's  performance  reflects the deduction of the maximum initial sales charge on Class
A shares,  the  applicable  contingent  deferred  sales  charge on Class B,  Class C and
Class N shares,  and  reinvestment  of all  dividends  and capital  gain  distributions.
Global Fund's  performance is compared to the  performance  of the MSCI World Index,  an unmanaged  index of  issuers  listed on the stock  exchanges  of 20  foreign  countries.
Index  performance   reflects  the  reinvestment  of  dividends  but  does  not  reflect transaction  costs,  and none of the data in the graphs that follow  shows the effect of taxes.  Global  Fund's  performance  reflects the effects of Fund business and operating expenses.  While  index  comparisons  may be useful to  provide a  benchmark  for Global
Fund's  performance,  it must be noted that Global Fund's investments are not limited to the investments or countries in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class A) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1993                         $9,425                         $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1993                         $9,897                         $10,620
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $11,101                        $11,132
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,937                        $11,325
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $12,603                        $11,407
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $12,452                        $11,764
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $13,232                        $12,030
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $12,535                        $11,957
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $12,774                        $12,532
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $13,657                        $13,083
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $14,458                        $13,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $14,614                        $14,506
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $15,330                        $15,114
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $15,946                        $15,569
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $16,335                        $15,795
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $17,174                        $16,536
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $17,913                        $16,601
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $20,021                        $19,120
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $21,702                        $19,685
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $20,921                        $19,219
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $23,269                        $21,992
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $23,605                        $22,459
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $19,564                        $19,786
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $23,580                        $23,985
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $24,460                        $24,862
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $26,873                        $26,069
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $27,399                        $25,704
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $37,368                        $30,063
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $42,392                        $30,393
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $41,012                        $29,337
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $40,313                        $27,884
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $38,886                        $26,179
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $33,293                        $22,835
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $35,737                        $23,468
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $29,388                        $20,112
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $34,299                        $21,854
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $34,820                        $21,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $31,620                        $19,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $25,873                        $16,319
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $26,599                        $17,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $24,500                        $16,714
----------------------------- ------------------------------------ -------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class B) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         08/17/1993                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1993                         $10,364                         $9,817
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1993                         $12,051                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1994                         $11,716                        $10,060
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1994                         $11,546                        $10,374
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1994                         $12,241                        $10,609
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1994                         $11,570                        $10,545
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1995                         $11,768                        $11,052
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1995                         $12,553                        $11,538
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1995                         $13,261                        $12,197
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $13,379                        $12,793
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $14,006                        $13,328
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $14,539                        $13,730
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $14,862                        $13,929
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $15,592                        $14,583
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $16,230                        $14,641
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $18,104                        $16,861
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $19,583                        $17,360
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $18,839                        $16,949
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $20,909                        $19,394
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $21,181                        $19,806
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $17,515                        $17,449
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $21,068                        $21,152
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $21,817                        $21,925
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $23,920                        $22,990
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $24,369                        $22,668
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $33,236                        $26,512
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $37,705                        $26,803
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $36,477                        $25,872
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $35,856                        $24,590
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $34,586                        $23,087
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $29,612                        $20,138
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $31,786                        $20,696
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $26,139                        $17,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $30,506                        $19,273
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $30,970                        $19,392
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $28,123                        $17,615
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $23,012                        $14,391
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $23,658                        $15,507
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $21,791                        $14,740
----------------------------- ------------------------------------ -------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class C) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date              Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         10/02/1995                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1995                         $10,117                        $10,488
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1996                         $10,587                        $10,927
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1996                         $10,990                        $11,257
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1996                         $11,234                        $11,420
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1996                         $11,785                        $11,956
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1997                         $12,267                        $12,003
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1997                         $13,685                        $13,824
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1997                         $14,801                        $14,233
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1997                         $14,241                        $13,896
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1998                         $15,807                        $15,900
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1998                         $16,007                        $16,238
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1998                         $13,242                        $14,305
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $15,927                        $17,341
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $16,491                        $17,975
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $18,080                        $18,849
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $18,402                        $18,584
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $25,049                        $21,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $28,363                        $21,974
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $27,383                        $21,211
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $26,870                        $20,160
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $25,866                        $18,928
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $22,100                        $16,510
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $23,677                        $16,968
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $19,434                        $14,541
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $22,637                        $15,801
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $22,939                        $15,899
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $20,790                        $14,441
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $16,979                        $11,799
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $17,421                        $12,713
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $16,015                        $12,085
----------------------------- ------------------------------------ -------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class N) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/01/2001                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $9,044                          $9,345
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $9,699                          $9,604
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $7,975                          $8,231
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $9,304                          $8,944
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $9,439                          $8,999
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $8,566                          $8,174
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $7,008                          $6,678
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $7,199                          $7,196
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $6,631                          $6,840
----------------------------- ------------------------------------ -------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Global Fund (Class Y) and MSCI World Index.

[Line Graph]

----------------------------- ------------------------------------ -------------------------
            Date                  Value of Investment in Fund          MSCI World Index
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         11/17/1998                         $10,000                        $10,000
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1998                         $10,907                        $10,490
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/1999                         $11,328                        $10,874
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/1999                         $12,454                        $11,402
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/1999                         $12,710                        $11,242
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/1999                         $17,353                        $13,148
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2000                         $19,701                        $13,293
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2000                         $19,075                        $12,831
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2000                         $18,764                        $12,195
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2000                         $18,098                        $11,450
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2001                         $15,497                         $9,987
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2001                         $16,651                        $10,264
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2001                         $13,691                         $8,796
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2001                         $15,989                         $9,558
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2002                         $16,241                         $9,617
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         06/30/2002                         $14,753                         $8,736
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         09/30/2002                         $12,077                         $7,137
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         12/31/2002                         $12,422                         $7,690
----------------------------- ------------------------------------ -------------------------
----------------------------- ------------------------------------ -------------------------
         03/31/2003                         $11,449                         $7,310
----------------------------- ------------------------------------ -------------------------

         Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

What are other key features of the Funds?

         The  description of certain key features of the Funds below is  supplemented by each Fund's Prospectus and Statement of Additional  Information,  which are incorporated by reference.

         Investment  Management and Fees - The Manager  manages the assets of both Funds and makes their respective  investment  decisions.  The portfolio managers of both Funds are employed by the Manager.  Both Funds obtain investment  management services from the
Manager according to the terms of management  agreements that are substantially  similar with the  exception  that  Global  Fund has lower  management  fees for assets  over 3.5 billion  dollars.  Under  the  management  agreements,  each Fund  pays the  Manager  an advisory fee at the following rates that decline as each Fund's assets grow:

--------------------------------------------------------------- ------------------------------------------------------------
                         Europe Fund1                                                  Global Fund1
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.80% of the first $250 million of average annual net assets,   0.80% of the first $250 million of average annual net
                                                                assets,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.77% of the next $250 million,                                 0.77% of the next $250 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.75% of the next $500 million,                                 0.75% of the next $500 million,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.69% of the next $1 billion,                                   0.69% of the next $1 billion,
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
0.67% of average annual net assets over $2 billion.             0.67% of the next $1.5 billion,
--------------------------------------------------------------- ------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.65% of the next $2.5 billion,
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.63% of the next $4 billion and
                                                             --------------------------------------------------------------
                                                             --------------------------------------------------------------
                                                             0.61% of average annual net assets in excess of $10 billion.
                                                             --------------------------------------------------------------

1.       Based on average annual net assets of the respective Fund.

         For Europe Fund only,  the Manager has  voluntary  waived  advisory  fees since
January 1,  2002,  based on that  Fund's  ranking by  Lipper,  Inc.  in its peer  group,
European  Region  Funds.  This waiver may be  terminated  at any time.  Since that date, when Europe  Fund's  trailing one year  performance  percentile  was ranked by Lipper in the 5th  quintile,  the Manager has waived 0.10% of its  advisory  fee in the  following quarter,  and when ranked by Lipper in the 4th  quintile,  the Manager has waived  0.05%
of its  advisory  fee in the  following  quarter.  Lipper  rankings  do not  take  sales charges into consideration.

         The  management  fee for Europe Fund for the twelve months ended March 31, 2003 was 0.80% of the average  annual net assets for each class of shares  before,  and 0.75%
after,  the voluntary fee waiver  discussed  above.  The  management fee for Global Fund for the twelve  months  ended March 31, 2003 was 0.67% of the average  annual net assets
for  each  class  of  shares.   The  12b-1   distribution   plans  for  both  Funds  are
substantially  similar.  However,  the "Management  Fees" and "Other Expenses" the Funds
incurred,  including  transfer agent fees and custodial,  accounting and legal expenses, have  differed,  with Global  Fund's  "Management  Fees",  "Other  Expenses"  and "Total
Expenses"  being less than those of Europe Fund because  Global Fund is a  significantly larger fund.

------------------------ ------------------ ---------------- -----------------------------
12 months ended          Europe Fund1       Global Fund      Combined Pro Forma
03/31/03                 Class A            Class A          Class A
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Management Fees                0.75%             0.67%                  0.67%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
12b-1 Fees                     0.24%             0.24%                  0.24%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Other Expenses                 0.86%             0.27%                  0.27%
------------------------ ------------------ ---------------- -----------------------------
------------------------ ------------------ ---------------- -----------------------------
Total Expenses                 1.85%             1.18%                  1.18%
------------------------ ------------------ ---------------- -----------------------------

"Other  Expenses"  include  transfer  agent  fees and  custodial,  accounting  and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.       The expenses shown for Europe Fund are shown after  management fee and transfer fee waivers. Prior to such waivers,  "Management Fees" were 0.80%, "Other Expenses"
     were 1.07%, and "Total Expenses" for Class A were 2.11%.

         For a detailed description of each Fund's investment management agreement,  see the section below entitled  "Comparison  of Investment  Objectives and Policies - How do
the account features and shareholder services for the Funds compare?"

         Transfer  Agency  and  Custody  Services  -  Both  Funds  receive   shareholder
accounting and other clerical  services from  OppenheimerFunds  Services in its capacity as transfer  agent and  dividend  paying  agent.  It acts on an annual  per-account  fee basis for both Funds.  The terms of the transfer  agency  agreement for both Funds,  and of a voluntary  undertaking  to limit  transfer agent fees (to 0.35% per fiscal year for each class of both Funds) are  substantially  similar.  Citibank,  N.A.,  located at 111
Wall Street,  New York, NY 10005,  for Europe Fund and JP Morgan Chase Bank,  located at
4 Chase Metro Tech Center,  Brooklyn,  NY 11245 for Global Fund, act as custodian of the securities and other assets of the respective Funds.

         Distribution Services - OppenheimerFunds  Distributor, Inc. (the "Distributor")
acts as the  principal  underwriter  in a continuous  public  offering of shares of both
Funds,  but is not  obligated  to sell a  specific  number of  shares.  Both  Funds have adopted a Service  Plan and  Agreement  under Rule 12b-1 of the  Investment  Company Act for  their  Class  A  shares.  The  Service  Plan  provides  for  the  reimbursement  to
OppenheimerFunds  Distributor,  Inc.  (the  "Distributor"),  for a portion  of its costs incurred in connection  with the personal  service and maintenance of accounts that hold
Class A shares of the respective Funds.  Under the Class A Service Plans,  reimbursement is made  quarterly  at an annual rate that may not exceed  0.25% of the  average  annual net assets of Class A shares of the respective  Funds.  The  Distributor  currently uses
all  of  those  fees  to  compensate  dealers,   brokers,   banks  and  other  financial
institutions  quarterly for providing  personal  service and  maintenance of accounts of their customers that hold Class A shares of the respective Funds.

         Both Funds have adopted  Distribution  and Service Plans and  Agreements  under
Rule  12b-1 of the  Investment  Company  Act for  Class B,  Class C and  Class N shares.
These plans  compensate the  Distributor  for its services and costs in connection  with the  distribution  of Class B, Class C and Class N shares and the  personal  service and maintenance  of  shareholder  accounts.  Under each Class B and Class C Plan,  the Funds pay the  Distributor  a service  fee at an annual  rate of 0.25% of  average  annual net assets and an  asset-based  sales  charge at an annual  rate of 0.75% of average  annual net assets.  Under each Class N Plan, the Funds pay the  Distributor a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales  charge at an annual rate of 0.25% of average  annual net assets.  All fee amounts are  computed on the average  annual net assets of the class  determined  as of the close of each regular business day of each Fund.  The  Distributor  uses all of the service fees to compensate dealers for providing  personal  services and maintenance of accounts of their customers that hold  shares of the  Funds.  The Class B and Class N  asset-based  sales  charge is retained  by the  Distributor.  After the first  year,  the  Class C  asset-based  sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been outstanding  for a year or more.  The terms of the Funds'  respective  Distribution  and
Service Plans are substantially similar.

         For a detailed description of each Fund's  distribution-related  services,  see the section  below titled  "Comparison  of Investment  Objectives  and Policies - How do
the Account Features and Shareholder Services for the Funds Compare?"

         Purchases,  Redemptions,  Exchanges and other Shareholder Services - Both Funds have the same  requirements and  restrictions in connection with purchases,  redemptions and  exchanges.  In  addition,  each  Fund also  offers  the same  types of  shareholder services.  More detailed  information  regarding purchases,  redemptions,  exchanges and shareholder  services  can be found below in the section  below  titled  "Comparison  of
Investment  Objectives  and  Policies  - How do the  Account  Features  and  Shareholder
Services for the Funds Compare?"

         Dividends  and  Distributions  - Both  Funds  may  declare  dividends  from net investment  income and may make  distributions  out of any capital gains  separately for
each  class  of  shares   annually  and  pay  those   dividends   and/or  capital  gains
distributions  to  shareholders  in  December  on a date  selected  by the Board of each
Fund.  There can be no  assurance  that  either Fund will pay any  dividends  or capital gains distributions in a particular year.

         For  a  detailed   description   of  each  Fund's   policy  on  dividends   and
distributions,  see the  section  entitled  "Comparison  of  Investment  Objectives  and
Policies - How do the account features and shareholder services for the Funds compare?"

      What are the Principal Risks of an Investment in Europe Fund or Global Fund?

         As with most  investments,  investments  in Europe Fund and Global Fund involve risks.  There can be no guarantee  against loss  resulting  from an investment in either
Fund,  nor can there be any  assurance  that  either Fund will  achieve  its  investment objective.  The risks  associated  with an investment in each Fund are similar.  Because both  Funds  invest  substantially  in stocks of  foreign  companies,  the value of each
Fund's  portfolio will be affected by changes in the foreign stock  markets.  Changes in the overall  market prices of securities  and the income they pay can occur at any time.
The share  prices of each Fund will change  daily  based on changes in market  prices of securities and market conditions and in response to other economic events.

         For more  information  about the risks of the  Funds,  see below  "What are the main risk  associated  with an investment  in the Funds?" under the heading  "Comparison of Investment Objectives and Policies."

                             REASONS FOR THE REORGANIZATION

         At a meeting of the Board of Trustees of Europe Fund held April 17,  2003,  the
Board  considered  whether to approve  the  proposed  Reorganization  and  reviewed  and discussed with the Manager and independent  legal counsel the materials  provided by the
Manager  relevant  to the  proposed  Reorganization.  Information  with  respect  to the
Funds'  respective  investment  objectives and policies,  management fees,  distribution fees and other operating expenses,  historical  performance and asset size, was included in the Board materials.

         The  Board   reviewed   information   demonstrating   that  Europe  Fund  is  a
significantly  smaller  fund with  approximately  $8.3 million in net assets as of March
31,  2003.   The  Board   considered   that  Europe   Fund's  assets  may  not  increase
substantially  in size in the near  future,  and that its expense  ratios  might  remain high as fixed  expenses  are borne by a relatively  small fund.  In  comparison,  Global
Fund had  approximately  $5,941.7  million in net assets as of March 31, 2003. After the
Reorganization,  the  shareholders of Europe Fund would become  shareholders of a larger fund that is  anticipated  to have lower  overall  operating  expenses than Europe Fund.
Economies of scale may benefit shareholders of Europe Fund.

         The  Board  considered  the fact  that  both  Funds  have  the same  investment objective of seeking  capital  appreciation.  Additionally,  the Board  considered  that
both  Funds  invest  in  foreign  equities,   and  reviewed  the  differences  in  their
respective  investment focus.  Under normal market  conditions,  Europe Fund will invest at least 80% of its net assets (plus any  borrowing for  investment  purposes) in common stocks  of  European  companies.  It  currently  invests  mainly in  developed  European markets.  Global Fund has a much  broader  geographic  mix. Its  portfolio  holdings can include  holdings  of  securities  of European  companies,  companies  in other  foreign countries and in the U.S., depending on perceived investment opportunities.

         The Board noted that Global Fund's  management  fee ratio is lower than that of
Europe Fund. The Board also  considered  that Global Fund's  long-term  performance  has been  superior  to that of Europe  Fund.  It also  considered  that the  procedures  for purchases,  exchanges and redemptions of shares of both Funds are substantially  similar and that both Funds offer the same investor services and options.

         The Board  also  considered  the terms and  conditions  of the  Reorganization, including  that there would be no sales charge  imposed in effecting the  Reorganization and that the  Reorganization  is  expected  to be a tax-free  reorganization.  The Board concluded that Europe Fund's  participation  in the transaction is in the best interests of the  Fund  and  that  the  Reorganization  would  not  result  in a  dilution  of the interests of existing shareholders of Europe Fund.

         After  consideration  of  the  above  factors,   and  such  other  factors  and
information  as the Board of Europe  Fund  deemed  relevant,  the Board,  including  the
Trustees who are not  "interested  persons" (as defined in the  Investment  Company Act)
of  either  Europe  Fund  or  the  Manager  (the  "Independent  Trustees"),  unanimously approved the  Reorganization  and the  Reorganization  Agreement  and voted to recommend its approval to the shareholders of Europe Fund.

         The Board of Global Fund also  determined  that the  Reorganization  was in the best  interests of Global Fund and its  shareholders  and that no dilution  would result to those shareholders.  Global Fund shareholders do not vote on the Reorganization.  The
Board of Global Fund,  including  the  Independent  Trustees,  unanimously  approved the
Reorganization and the Reorganization Agreement.

         For the  reasons  discussed  above,  the  Board,  on  behalf  of  Europe  Fund, recommends  that you vote FOR the  Reorganization  Agreement.  If shareholders of Europe
Fund do not approve  the  Reorganization  Agreement,  the  Reorganization  will not take place.

                          INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the  Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Europe Fund approve the  Reorganization  Agreement,  the
Reorganization  will take place after  various  conditions  are satisfied by Europe Fund and  Global  Fund,  including  delivery  of  certain  documents.  The  Closing  Date  is presently  scheduled for October 17, 2003 and the Valuation Date is presently  scheduled for October 16, 2003.

         If shareholders  of Europe Fund approve the  Reorganization  Agreement,  Europe
Fund will  deliver to Global  Fund  substantially  all of its net assets on the  closing date. In exchange,  shareholders  of Europe Fund will receive Class A, Class B, Class C,
Class N and Class Y Global Fund  shares  that have a value equal to the dollar  value of the  assets  delivered  by  Europe  Fund  to  Global  Fund.  Europe  Fund  will  then be liquidated  and its  outstanding  shares will be cancelled.  The stock transfer books of
Europe Fund will be permanently  closed at the close of business on the Valuation  Date.
Only  redemption  requests  received by the  Transfer  Agent in proper form on or before the  close  of  business  on the  Valuation  Date  will be  fulfilled  by  Europe  Fund.
Redemption  requests  received  after that time will be  considered  requests  to redeem shares of Global Fund.

         Shareholders  of Europe  Fund who vote their Class A, Class B, Class C, Class N and Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their  shares of Europe  Fund at net asset value on the  Valuation  Date,  after  Europe
Fund  subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B, Class C,
Class N and Class Y shares of Global Fund at net asset  value.  The cash reserve is that amount  retained by Europe Fund,  which is deemed  sufficient  in the  discretion of the
Board for the  payment of the Fund's  outstanding  debts and  expenses  of  liquidation.
Global  Fund is not  assuming  any  debts of Europe  Fund  except  debts  for  unsettled securities  transactions  and outstanding  dividend and redemption  checks.  Europe Fund will recognize  capital gain or loss on any sales of portfolio  securities made prior to the Reorganization.

         Under the  Reorganization  Agreement,  within one year after the Closing  Date,
Europe  Fund  shall:  (a) either pay or make  provision  for all of its debts and taxes;
and (b) either (i)  transfer  any  remaining  amount of the cash reserve to Global Fund, if such  remaining  amount is not material (as defined  below) or (ii)  distribute  such remaining  amount  to the  shareholders  of  Europe  Fund who were  shareholders  on the
Valuation  Date.  The  remaining  amount shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or exceeds  one cent per share of the  number  of Europe  Fund  shares  outstanding  on the
Valuation  Date.  If the cash reserve is  insufficient  to satisfy any of Europe  Fund's
liabilities,   the  Manager  will  assume   responsibility   for  any  such  unsatisfied
liability.  Within  one year after the  Closing  Date,  Europe  Fund will  complete  its liquidation.

         Under the  Reorganization  Agreement,  either  Europe  Fund or Global  Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available  to the other  Fund,  provided, however,  that in the event  that one of the Funds  terminates  this  Agreement  without reasonable  cause,  it shall,  upon demand,  reimburse  the other Fund for all expenses, including  reasonable  out-of-pocket  expenses and fees incurred in connection with this
Agreement.

         To  the  extent   permitted   by  law,   the  Funds  may  agree  to  amend  the
Reorganization   Agreement  without  shareholder  approval.   They  may  also  agree  to
terminate  and  abandon  the  Reorganization  at any  time  before  or,  to  the  extent permitted by law, after the approval of shareholders of Europe Fund.

Who will pay the expenses of the Reorganization?

         The cost of printing  and mailing  the  proxies and this  Prospectus  and Proxy
Statement  will be  borne  by  Europe  Fund.  The  Funds  will  bear  the  cost of their respective tax opinions.  Any documents such as existing  prospectuses or annual reports that are included in the proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the document.  Any other  out-of-pocket  expenses  associated  with the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the tax consequences of the Reorganization?

         The  Reorganization  is  intended to qualify as a tax-free  reorganization  for federal  income tax purposes  under  Section  368(a)(1) of the Internal  Revenue Code of
1986,  as  amended.  Based on certain  assumptions  and  representations  received  from
Europe Fund and Global  Fund,  it is expected to be the opinion of KPMG LLP, tax advisor to Europe Fund,  that  shareholders  of Europe Fund will not  recognize any gain or loss for federal  income tax  purposes as a result of the exchange of their shares for shares of Global Fund,  and that  shareholders  of Global Fund will not  recognize  any gain or loss  upon  receipt  of  Europe  Fund's  assets.  If  this  type of tax  opinion  is not forthcoming,  the Fund may still choose to go forward with the  Reorganization,  pending shareholder  approval.  In  addition,  neither  Fund is expected to  recognize a gain or loss as a direct result of the Reorganization.

         Immediately  prior to the Valuation Date, Europe Fund will pay a dividend which will  have the  effect  of  distributing  to Europe  Fund's  shareholders  all of Europe
Fund's net  investment  company  taxable  income for taxable years ending on or prior to the Closing Date (computed  without regard to any deduction for dividends  paid) and all of its net capital  gains,  if any,  realized in taxable years ending on or prior to the
Closing  Date (after  reduction  for any  available  capital loss  carry-forward).  Such dividends  will be included  in the  taxable  income of Europe  Fund's  shareholders  as ordinary income and capital gain, respectively.

         You will continue to be responsible  for tracking the purchase cost and holding period of your shares and should  consult  your tax  advisor  regarding  the effect,  if any, of the  Reorganization in light of your individual  circumstances.  You should also consult  your tax advisor as to state and local and other tax  consequences,  if any, of
the  Reorganization   because  this  discussion  only  relates  to  federal  income  tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of
Global Fund?

         The rights of shareholders of both Funds are  substantially  the same. Class A,
Class B, Class C, Class N and/or  Class Y shares of Global Fund will be  distributed  to shareholders  of Class A,  Class B,  Class C,  Class N and/or  Class Y shares  of Europe
Fund,  respectively,  in connection  with the  Reorganization.  Each share will be fully paid and  nonassessable  when issued will have no preemptive  or  conversion  rights and will be  transferable  on the books of Global  Fund.  Each Fund's  Declaration  of Trust contains  an express  disclaimer  of  shareholder  or Trustee  liability  for the Fund's obligations,  and provides for  indemnification and reimbursement of expenses out of its property for any shareholder held personally  liable for its  obligations.  Neither Fund permits  cumulative  voting.  The shares of Global Fund will be recorded  electronically in each  shareholder's  account.  Global  Fund  will then  send a  confirmation  to each shareholder.  Shareholders  of  Europe  Fund  holding  certificates  representing  their shares will not be required to  surrender  their  certificates  in  connection  with the
reorganization.   However,   former   shareholders  of  Europe  Fund  whose  shares  are
represented  by  outstanding  share  certificates  will  not be  allowed  to  redeem  or exchange  shares of Global Fund they receive in the  Reorganization  until the exchanged
Europe Fund certificates have been returned to the Transfer Agent.

         Like Europe  Fund,  Global  Fund does not  routinely  hold  annual  shareholder meetings.

What are the  capitalizations  of the Funds and what might the  capitalization  be after the Reorganization?

         The following  table sets forth the  capitalization  (unaudited) of Europe Fund
and  Global  Fund  as  of  March  31,  2003  and  indicates   the  pro  forma   combined
capitalization as of March 31, 2003 as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Europe Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                       $4,561,138                   1,071,536           $4.26
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                       $2,575,445                     624,121           $4.13
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                       $1,074,090                     259,085           $4.15
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                          $34,691                       8,223           $4.22
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                          $47,584                      10,953           $4.34
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                            $8,292,948                   1,973,918
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $4,268,684,276                 127,887,438           $33.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                     $976,767,359                  31,108,166           $31.40
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $441,987,779                  13,855,366           $31.90
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $69,373,066                   2,087,155           $33.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $184,883,945                   5,512,699           $33.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $5,941,696,425                 180,450,824
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Global Fund                              Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class A                                   $4,273,245,414                 128,024,087           $33.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class B                                     $979,342,804                  31,190,189           $31.40
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class C                                     $443,061,869                  13,889,036           $31.90
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class N                                      $69,407,757                   2,088,199           $33.24
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Class Y                                     $184,931,529                   5,514,118           $33.54
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                        $5,949,989,373                 180,705,629
----------------------------------------------------------------------------------------

*Reflects  the issuance of 136,649 Class A shares,  82,023 Class B shares,  33,670 Class
C shares,  1,044  Class N shares and 1,419  Class Y shares of Global  Fund in a tax-free exchange for the net assets of Europe Fund, aggregating $8,292,948.

                    COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes key investment  policies of Europe Fund and Global Fund, and certain  noteworthy  differences  between the investment  objectives and policies of the two Funds.

         Are there any  significant  differences  between the investment  objectives and strategies of the Funds?

         In considering  whether to approve the  Reorganization,  shareholders of Europe
Fund should  consider the  differences in investment  objectives,  policies and risks of the Funds.  Further  information  about Global Fund is set forth in its  Prospectus,  as
supplemented,   which   accompanies   this   Prospectus  and  Proxy   Statement  and  is
incorporated herein by reference.  Additional  information about both Funds is set forth
in  their  respective   Statements  of  Additional   Information,   Annual  Reports  and
Semi-Annual  Reports,  which may be obtained  upon  request to the Transfer  Agent.  See
"Information about Europe Fund" and "Information about Global Fund."

         Europe Fund and Global Fund have the same  investment  objectives.  Both Funds'
investment  objective  is to seek  capital  appreciation.  Although  both  Funds  invest
substantially  in  equities  of  foreign   securities,   only  Europe  Fund  focuses  on
securities  of European  countries,  and only Global Fund may also invest in  securities of U.S.  and  other  non-European  companies  (as  well  as in  securities  of  European countries).  This is explained  further in "How do the Investment  Policies of the Funds
Compare?" below.

What are the main risk associated with an investment in the Funds?

         Like all  investments,  an investment in both of the Funds involves risk. There is no assurance that either Fund will meet its  investment  objective.  The  achievement of the Funds' goals  depends upon market  conditions,  generally,  and on the  portfolio manager's  analytical  and  portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles  of the  Funds,  and can  affect  the value of the
Funds' investments,  investment performance and prices per share. There is also the risk that poor  securities  selection by the Manager  will cause Global Fund to  underperform other  funds  having a similar  objective.  These  risks mean that you can lose money by investing  in either Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How do the investment policies of the Funds compare?

         Both funds invest in foreign equities.  However,  their respective  focuses are different.  Under normal market conditions,  Europe Fund will invest at least 80% of its net assets (plus any borrowings  for  investment  purposes) in common stocks of European companies.  It currently invests mainly in developed  European markets.  Global Fund had roughly  one-third  of  its  invested  portfolio  invested  in  securities  of  European companies,  as of March 31, 2003.  However its  geographic mix can vary, and can include a  substantial  U.S./Canadian  position (as of March 31, 2003,  over 40% of its invested assets), depending on perceived investment opportunities.

Risks  of  Investing  in  Stocks.  Stocks  fluctuate  in  price,  and  their  short-term volatility  at times may be great.  Because  the Funds  currently  invest  primarily  in common  stocks,  the value of the Funds'  portfolios  will be affected by changes in the stock markets in which they invest.  Because Europe Fund invests  primarily in stocks of
European  companies,  the value of Europe Fund's portfolio may be affected by changes in the particular  European stock markets in which it invests.  Because Global Fund invests in stocks of a broad range of  countries,  the value of Global  Fund's  portfolio may be affected by changes in stock  markets in the U.S. and in foreign stock  markets.  Market risk will  affect the Funds' net asset  values per share,  which will  fluctuate  as the values of the Fund's  portfolio  securities  change. A variety of factors can affect the price of a  particular  stock,  and the prices of  individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different  stock markets may behave differently from each other.

         Other  factors can affect a particular  stock's  price,  such as poor  earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer, or changes in government  regulations  affecting the issuer. While Global Fund currently invests  mainly  in  securities  of large and  medium  cap  companies  and  Europe  Fund currently  invests mainly in securities of large cap companies,  both Funds can also buy stocks of small cap companies  which may have more volatile  stock prices than companies with a larger capitalization.

Illiquid and  Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult  to value them or dispose of them promptly at an  acceptable  price.  A restricted  security is one that has a contractual restriction on its resale or that cannot be sold publicly  until it is registered  under the  Securities  Act of 1933.  Neither Global Fund nor Europe Fund will invest more than
10% of its net assets in  illiquid  or  restricted  securities  (the Board can  increase that  limit to 15%).  Certain  restricted  securities  that are  eligible  for resale to qualified  institutional  purchasers  may not be  subject  to that  limit.  The  Manager monitors  holdings of illiquid  securities on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

Risks of Foreign  Investing.  The Funds  normally  invest a  substantial  percentage  of their  assets in foreign  securities.  Europe Fund  invests  substantially  in stocks of
European   countries.   While   foreign   securities   may  offer   special   investment
opportunities, there are also special risks.

         The change in value of a foreign  currency  against the U.S. dollar will result in a  change  in the  U.S.  dollar  value  of  securities  denominated  in that  foreign currency.  Foreign  issuers  are not  subject  to the  same  accounting  and  disclosure requirements to which U.S. companies are subject.  The value of foreign  investments may be affected by exchange  control  regulations,  expropriation  or  nationalization  of a company's  assets,  foreign  taxes,  delays in  settlement of  transactions,  changes in governmental  economic or monetary policy in the U.S. or abroad,  or other political and economic  factors.  These risks could  cause the prices of foreign  stocks to fall,  and could therefore  depress the share prices of both Funds.  Europe Fund's greater focus on foreign stocks could increase its exposure to these risks.

Special Risks of Emerging and Developing  Markets.  While both Funds  currently focus on investing  in  developed  markets,  each can  also  invest  in  emerging  or  developing markets.  Securities  of issuers in emerging and  developing  markets may offer  special investment  opportunities,  but present  risks not found in more mature  markets.  Those securities  may be more  difficult to sell at an  acceptable  price and their prices may be more volatile than  securities of issuers in more developed  markets.  Settlements of trades  may be  subject  to  greater  delays  so that the Fund  might  not  receive  the proceeds  of a sale of a  security  on a timely  basis.  These  investments  may be very speculative.  Europe Fund  currently does not intend to invest more than 5% of its total assets  in any one  emerging  market  country,  and not to  invest  more than 20% of its total assets in emerging market countries,  including  Eastern European  countries (such as Russia and  Poland).  Global  Fund  currently  intends to invest  less than 5% of its total assets in securities of issuers of Eastern European countries.

         These  countries  might have less  developed  trading  markets  and  exchanges.
Emerging  market  countries may have less  developed  legal and  accounting  systems and investments  may be subject to greater risks of government  restrictions  on withdrawing the sale proceeds of  securities  from the country.  Economics of  developing  countries may be more  dependent on relatively  few  industries  that may be highly  vulnerable to local and global  changes.  Governments  may be more unstable and present  greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

Derivative  Investments.  Both  Funds  can  invest  in a number  of  different  kinds of
"derivative"  investments  to  seek  increased  returns  or to try to  hedge  investment risks.  They do not do so  currently  to a  significant  degree.  In  general  terms,  a derivative  investment  is one whose value  depends on (or is derived from) the value of an underlying asset,  interest rate or index.  Options,  futures,  and forward contracts are examples of derivatives.

         Derivatives  have  risks.  If the  issuer  of the  derivative  does not pay the amount due, the Funds can lose money on their  investment.  The  underlying  security or investment  on which the  derivative  is based,  and the  derivative  itself,  might not perform the way the Manager  expected it to perform.  If that happens,  the Funds' share price could  decline or the Funds could get less  income than  expected.  The Funds have limit on the amount of particular  types of derivatives  they can hold.  However,  using derivatives  can cause the Funds to lose money on its  investment  and/or  increase  the volatility of its share prices.

Hedging. Both Funds can buy and sell forward contracts,  futures contracts,  and put and call  options.  These are all  referred to as "hedging  instruments."  The Funds are not required  to hedge to seek  their  objectives.  The  Funds  have  limits on their use of hedging instruments and do not use them for speculative purposes.

         Hedging  involves risks.  Options trading  involves  payment of premium and has special  tax  effects on the Funds.  If the  Manager  used a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the  strategy  could  reduce the
Funds'  return.  The Funds could also  experience  losses if the prices of their futures and  options  positions  were not  correlated  with their other  investments  or if they could not close out a position because of an illiquid market.

Portfolio  Turnover.  Both  Funds'  investment  process may cause the Funds to engage in active and  frequent  trading.  Therefore,  the Funds may engage in  short-term  trading while trying to achieve their objectives.  Portfolio turnover increases  brokerage costs the Funds pay (and reduces  performance).  If the Funds realize  capital gains when they
sell  their  portfolio  investments,   they  must  generally  pay  those  gains  out  to
shareholders, which may increase their taxable distributions.

Temporary  Defensive  and  Interim  Investments.  In times of unstable  adverse  market, economic or  political  conditions,  both Funds can invest up to 100% of their assets in temporary  investments  that are  inconsistent  with  the  Funds'  principal  investment
strategies.   These  would  ordinarily  be  U.S.  government  securities,   highly-rated
commercial  paper or other  short-term  corporate  debt  obligations,  bank  deposits or
repurchase   agreements.   For  cash  management  purposes,  the  Funds  can  hold  cash equivalents such as commercial paper,  repurchase  agreements,  Treasury bills and other short-term  U.S.  government  securities.  The  Funds  might  also hold  these  types of securities  pending the investment of proceeds from the sale of portfolio  securities or to meet  anticipated  redemptions  of Fund  shares.  To the extent  either Fund  invests defensively  in these  securities,  it might not achieve  its  investment  objective  of capital appreciation.

What are the fundamental investment restrictions of the Funds?

         Both  Europe  Fund  and  Global  Fund  have   certain   additional   investment
restrictions  that,   together  with  their  investment   objectives,   are  fundamental
policies,   changeable  only  by  shareholder  approval.   Generally,  these  investment
restrictions are similar between the Funds and are discussed below:

o        Neither Fund can buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting  securities.  That restriction  applies  to 75% of the  Fund's  total  assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities.  This  means  that each Fund is  presently  a  "diversified"
         investment company under the Investment Company Act.

o        Neither  Fund  can  buy  or  sell  real  estate.  However,  they  can  purchase securities  of  issuers  holding  real  estate  or  interests  in  real  estate
         (including securities of real estate investment trusts).

o        Neither  Fund  can  underwrite  securities  of  other  companies.  A  permitted exception  is  in  case  a  Fund  is  deemed  to be an  underwriter  under  the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o        Neither Fund can issue "senior  securities," but this does not prohibit certain investment  activities  for  which  assets  of  the  Funds  are  designated  as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the related  obligations.  Examples of those activities include borrowing
         money,   reverse  repurchase   agreements,   delayed-delivery  and  when-issued
         arrangements  for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

o        Neither Fund can  mortgage,  pledge or otherwise  encumber,  transfer or assign any of its assets to secure a debt.  Collateral  arrangements  for  premium and margin payments in connection  with hedging  instruments are not deemed to be a pledge of assets.

o        Neither Fund can lend money.  However, the Funds can invest in debt instruments and make loans of portfolio securities.

o        Neither Fund can  concentrate  investments.  That means neither Fund can invest
         25% or more of its total assets in companies in any one  industry.  Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o        Neither  Fund can invest in companies  for the purpose of acquiring  control or management  of those  companies.  For Europe  Fund,  this is a  non-fundamental policy.

o        Neither  Fund can invest in or hold  securities  of any issuer if officers  and
         Trustees of the Fund or the  Manager  individually  beneficially  own more than
         1/2 of 1% of the  securities  of that issuer and  together  own more than 5% of the  securities  of that  issuer.  For Europe Fund,  this is a  non-fundamental policy.

o        Neither Fund can buy securities on margin.  However,  the Funds can make margin deposits in connection  with its use of hedging  instruments.  For Europe Fund, this is a non-fundamental policy.

o        Europe Fund can borrow  money in excess of  one-third of the value of its total assets,  and can  borrow  only  from  banks.  Each Fund can  borrow  only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment  Company Act.  Global Fund has the ability to borrow up to 10% of the  value of its net  assets  from  banks on an  unsecured  basis to invest in borrowed funds in portfolio  securities.  This speculative  technique is known as  "leverage."  If Global  Fund does  borrow,  its  expenses  will be greater,  and its net asset value might  fluctuate more than that of funds that do not borrow.

o        Global Fund cannot invest in  commodities  or commodity  contracts,  other than the hedging instruments  permitted by any of its other fundamental policies. It does not matter whether the hedging  instrument is considered to be a commodity or commodity contract.

o        Global  Fund  cannot  invest  in  oil,  gas or  other  mineral  exploration  or development programs.

o        Global  Fund  cannot  invest  in  securities  of  other   open-end   investment
         companies,  except in connection with a merger,  consolidation,  reorganization or  acquisition  of  assets,  or  invest  more  than  5% of its net  assets  in
         closed-end   investment   companies,   including   small  business   investment
         companies.  Such  investments may not be made at commission  rates in excess of normal brokerage commissions.

o        Global  Fund  cannot  invest  more that 5% of its assets in warrants or rights.
         That limit does not apply to  warrants  acquired  as part of a unit or that are attached to other  securities.  No more than 2% of the Fund's  total assets may be  invested  in  warrants  that are not  listed on either  the New York  Stock
         Exchange or the American Stock Exchange.

How do the account features and shareholder services for the Funds compare?

         Investment  Management-  Pursuant to each Fund's investment advisory agreement, the  Manager  acts as the  investment  advisor  for  both  Funds.  The  Manager  selects
securities  for  each  Fund's  portfolio  and  handles  its  day-to-day  business.   The
portfolio  manager  of each Fund is  employed  by the  Manager  and is the person who is principally  responsible for the day-to-day  management of that Fund's portfolio.  Other members of the  Manager's  Equity  Portfolio  Team provide the  portfolio  managers with counsel and support in managing each Fund's portfolio.

         The advisory  agreements  require the Manager,  at its expense,  to provide the
Funds with  adequate  office  space,  facilities  and  equipment.  The  agreements  also require the Manager to provide and supervise the  activities of all  administrative  and clerical  personnel  required to provide effective  administration  for the Funds. Those responsibilities  include the  compilation  and  maintenance  of records with respect to their operations,  the preparation and filing of specified  reports,  and composition of proxy  materials and  registration  statements for  continuous  public sale of shares of the Funds.

         Each  Fund  pays  expenses  not  expressly  assumed  by the  Manager  under the advisory  agreement.  The advisory  agreements  list  examples of expenses  paid by each
Fund. The major categories relate to interest,  taxes,  brokerage  commissions,  fees to
Independent  Trustees,  legal and audit  expenses,  custodian  bank and  transfer  agent
expenses,   share  issuance  costs,   certain  printing  and   registration   costs  and
non-recurring expenses, including litigation costs.

         Both investment  advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment  advisory agreement,  the  Manager is not liable  for any loss  sustained  by reason of good faith errors or omissions in  connection  with any matters to which the  agreement(s)  relate.
The  agreements  permit the Manager to act as  investment  advisor for any other person, firm or  corporation.  Pursuant to each  agreement,  the Manager is permitted to use the name  "Oppenheimer" in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager  shall no longer act as investment  advisor to either  Fund,  the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

         The Manager is controlled by Oppenheimer  Acquisition  Corp., a holding company owned  in  part  by  senior  officers  of  the  Manager  and  ultimately  controlled  by
Massachusetts  Mutual Life Insurance  Company, a mutual life insurance company that also advises  pension  plans and  investment  companies.  The Manager has been an  investment advisor  since  January  1960.  The Manager  (including  subsidiaries  and an affiliate)
managed  more  than  $120  billion  in assets  as of March  30,  2003,  including  other
Oppenheimer  funds  with  more than 7  million  shareholder  accounts.  The  Manager  is located at 498 Seventh Avenue,  10th Floor,  New York, New York 10018.  OppenheimerFunds
Services,  a division of the Manager,  acts as transfer and shareholder  servicing agent for both Europe Fund and Global Fund and for certain  other  open-end  funds  managed by the Manager and its affiliates.

         Distribution - Pursuant to each Fund's General  Distributor's  Agreements,  the
Distributor acts as principal  underwriter in a continuous  public offering of shares of
Europe Fund and Global Fund,  but is not obligated to sell a specific  number of shares.
Expenses  normally  attributable  to  sales,  including  advertising  and  the  cost  of printing and mailing  prospectuses other than those furnished to existing  shareholders, are borne by the  Distributor,  except for those for which the Distributor is paid under each Fund's Rule 12b-1 Distribution and Service Plans, described below.

         Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the
Investment  Company Act for their  Class A shares.  The Service  Plan  provides  for the reimbursement  to the  Distributor  for a portion of its costs  incurred  in  connection with the personal  service and  maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement  is made  quarterly at an annual rate that may not exceed 0.25%
of the  average  annual  net  assets of Class A shares  of the  Funds.  The  Distributor currently  uses all of those  fees to  compensate  dealers,  brokers,  banks  and  other financial  institutions  quarterly for expenses they incur in providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the
Investment  Company Act for their Class B, Class C and Class N shares.  The Funds' Plans compensate the Distributor  for its services in distributing  Class B, Class C and Class
N  shares  and  servicing  accounts.   Under  both  Funds'  Plans,  the  Funds  pay  the
Distributor  an  asset-based  sales  charge  at an  annual  rate of 0.75% of Class B and
Class C assets,  and an annual  asset-based sales charge of 0.25% on Class N shares. The
Distributor  also  receives a service fee 0.25% of average  annual net assets under each plan.  All fee  amounts  are  computed  on the  average  annual  net assets of the class determined as of the close of each regular  business day of each Fund.  The  Distributor uses  all of the  service  fees to  compensate  broker-dealers  for  providing  personal services and  maintenance of accounts of their  customers that hold shares of the Funds.
The Class B and Class N  asset-based  sales  charges are  retained  by the  Distributor.
After the first year, the Class C asset-based  sales charges are paid to  broker-dealers who hold or whose clients hold Class C shares as an ongoing  concession  for shares that have been outstanding for a year or more.

         Purchases and Redemptions - Both Funds are part of the OppenheimerFunds  family of mutual funds.  The procedures for purchases,  exchanges and  redemptions of shares of the Funds are  substantially  the same.  Shares  of  either  Fund may be  exchanged  for shares of the same class of other  Oppenheimer  funds  offering  such  shares.  Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and subsequent  minimum investment amounts for the  purchase  of shares.  These  amounts are $1,000 and $50,  respectively.  Both Funds have a maximum  initial  sales  charge of 5.75% on Class A shares for  purchases of less than  $25,000.  The sales charge of 5.75% is reduced for  purchases of Class A shares of
$25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge but may have to pay a contingent  deferred  sales charge of up to
1% if the shares are sold within 18 calendar  months from the  beginning of the calendar month during which they were  purchased.  Class B shares of the Funds are sold without a front-end  sales  charge  but may be  subject  to a  contingent  deferred  sales  charge
("CDSC") upon  redemption  depending on the length of time the shares are held. The CDSC begins at 5% for  shares  redeemed  in the first  year and  declines  to 1% in the sixth year and is eliminated  after that.  Class C shares may be purchased  without an initial sales  charge,  but if  redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N  shares  are  purchased  without  an  initial  sales  charge,  but if redeemed  within 18 months of the retirement  plan's first purchase of N shares,  a CDSC of 1% may be deducted.

         Both  the  Funds  assess  a 2% fee on the  proceeds  of fund  shares  that  are redeemed  (either by selling or  exchanging to another  Oppenheimer  fund) within thirty days of their  purchase.  Both Funds  assess a $12 annual fee on any  account  valued at less than $500.  Further  details on the redemption  fee, on the annual "small  account"
fee,  and on  circumstances  for  which  either  fee will not be  assessed,  are in each
Fund's prospectus and Statement of Additional Information.

         Class A, Class B, Class C, Class N and Class Y shares of Global  Fund  received in the Reorganization  will be issued at net asset value,  without a sales charge and no
CDSC or  redemption  fee will be imposed on any Europe Fund shares  exchanged for Global
Fund  shares as a result  of the  Reorganization.  However,  any CDSC  that  applies  to
Europe  Fund  shares as of the date of the  exchange  will  carry  over to  Global  Fund shares  received in the  Reorganization.  Shares acquired in the  reorganization  may be subject to the redemption fee discussed above if redeemed within 30 days of purchase.

         Shareholder Services--Both Funds also offer the following privileges:  (i) Right
of  Accumulation,   (ii)  Letter  of  Intent,   (iii)   reinvestment  of  dividends  and
distributions   at  net  asset  value,   (iv)  net  asset  value  purchases  by  certain
individuals  and  entities,   (v)  Asset  Builder  (automatic  investment)  Plans,  (vi)
Automatic  Withdrawal  and Exchange Plans for  shareholders  who own shares of the Funds valued  at  $5,000  or  more,  (vii)  AccountLink  and  PhoneLink  arrangements,  (viii)
exchanges  of shares for shares of the same  class of certain  other  funds at net asset value, and (ix) telephone and Internet redemption and exchange  privileges.  Global Fund also offers  wire  redemptions  of fund  shares (for a fee);  Europe Fund does not offer this  feature.  All of  such  services  and  privileges  are  subject  to  amendment  or termination  at any  time  and  are  subject  to the  terms  of  the  Funds'  respective prospectuses.

         Dividends  and   Distributions  -  Both  Funds  intend  to  declare   dividends
separately  for each class of shares from net  investment  income on an annual basis and to pay those  dividends to  shareholders  in December on a date selected by the Board of
Trustees of each Fund.  Dividends and the distributions  paid on Class A, Class B, Class
C, Class N or Class Y shares may vary over time,  depending  on market  conditions,  the composition of the Funds'  portfolios,  and expenses  borne by the  particular  class of shares.  Dividends  paid on Class A shares will  generally  be higher than those paid on
Class B, Class C, Class N or Class Y shares,  which  normally have higher  expenses than
Class A. The Funds  have no fixed  dividend  rates and  there can be no  guarantee  that either Fund will pay any dividends or distributions.

         Either Fund may realize capital gains on the sale of portfolio  securities.  If it does,  it may make  distributions  out of any net  short-term  or  long-term  capital gains in  December  of each  year.  The Funds  may make  supplemental  distributions  of dividends and capital gains following the end of their fiscal years.

                                   VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

         The affirmative  vote of the holders of a "majority of the  outstanding  voting securities"  (as defined in the  Investment  Company Act) of Europe Fund,  voting in the aggregate  and not by class,  is necessary to approve the  Reorganization  Agreement and the transactions  contemplated  thereby.  As defined in the Investment  Company Act, the vote of a majority of the  outstanding  voting  securities  means the vote of (1) 67% or more of Europe  Fund's  outstanding  shares  present at a meeting if the holders of more than 50% of the  outstanding  shares of the Fund are present or represented by proxy; or
(2)  more  than  50%  of  the  Fund's  outstanding  shares,   whichever  is  less.  Each
shareholder  will be  entitled to one vote for each full share,  and a  fractional  vote for each  fractional  share of Europe Fund held on the Record Date. If sufficient  votes to approve the proposal  are not  received by the date of the  Meeting,  the Meeting may be adjourned to permit  further  solicitation  of proxies.  The holders of a majority of shares  entitled to vote at the  Meeting  and present in person or by proxy  (whether or not  sufficient  to  constitute  a quorum) may  adjourn  the  Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

         You can vote in either of three ways:
o        By mail, with the enclosed proxy card.
o        In person at the Meeting (if you are a record owner).
o        By telephone (please see the insert for instructions).

         A proxy card is, in  essence,  a ballot.  If you simply sign and date the proxy
but  give  no  voting  instructions,   your  shares  will  be  voted  in  favor  of  the
Reorganization  Agreement.  Shareholders  may also be able to vote by  telephone  to the extent permitted by state law.

Can I revoke my proxy?

         Yes.  You may revoke  your proxy at any time  before it is voted by (i) writing to the Secretary of Europe Fund at 498 Seventh  Avenue,  10th Floor,  New York, New York
10048 (if received in time to be acted upon);  (ii)  attending the Meeting and voting in person;  or (iii) signing and  returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

         The Board of  Trustees  of Europe  Fund  does not  intend to bring any  matters before the Meeting  other than those  described  in this  proxy.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matters  legally come before the Meeting, the proxy ballots confer  discretionary  authority with respect to such  matters,  and it is the  intention of the persons named to vote proxies to vote in accordance with their judgment in such matters.

Who is entitled to vote?

         Shareholders  of  record of Europe  Fund at the close of  business  on July 29,
2003 (the  "record  date") will be entitled to vote at the  Meeting.  On July 29,  2003, there were _________  outstanding  shares of Europe Fund,  consisting of _________ Class
A shares,  _________ Class B shares,  _________ Class C shares, _________ Class N shares and  _________  Class Y shares.  On July 29,  2003,  there  were  _________  outstanding shares of Global  Fund,  consisting  of  _________  Class A  shares,  _________  Class B shares,  __________  Class C shares,  __________  Class N shares and __________  Class Y shares.  Proxies  representing  abstentions  and broker  non-votes  will be included for purposes  of  determining  whether  a quorum  is  present  at the  Meeting,  but will be treated  as  votes  not cast  and,  therefore,  will  not be  counted  for  purposes  of determining  whether  the  matters  and  proposals  and  motions to be voted upon at the
Meeting  have  been  approved.  For  purposes  of the  Meeting,  a  majority  of  shares
outstanding  and  entitled  to  vote,   present  in  person  or  represented  by  proxy,
constitutes a quorum. Global Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

         Europe  Fund  will  request  broker-dealer  firms,  custodians,   nominees  and
fiduciaries  to  forward  proxy  material  to the  beneficial  owners  of the  shares of record,  and may reimburse  them for their  reasonable  expenses  incurred in connection with such proxy  solicitation.  In addition to solicitations by mail, officers of Europe
Fund or officers and  employees of  OppenheimerFunds  Services,  without  extra pay, may conduct additional  solicitations  personally or by telephone or telegraph. Any expenses so incurred will be borne by  OppenheimerFunds  Services.  Proxies may also be solicited by a proxy  solicitation  firm hired at Europe Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost to  Europe  Fund of  engaging  a proxy solicitation  firm would not exceed  $40,000,  plus the additional  costs which would be incurred in connection with  contacting  those  shareholders  who have not voted, in the event of a need for resolicitation of votes.

         Shares  owned of record by  broker-dealers  for the benefit of their  customers
("street  account  shares")  will be voted by the  broker-dealer  based on  instructions received from its customers.  If no  instructions  are received,  and the  broker-dealer does not have  discretionary  power to vote such street account shares under  applicable stock exchange rules,  the shares  represented  thereby will be considered to be present at the  Meeting  for  purposes  of only  determining  the quorum  ("broker  non-votes").
Because  of the  need  to  obtain  a vote  of the  majority  of the  outstanding  voting securities for the  Reorganization  proposal to pass,  abstentions and broker  non-votes will have the same effect as a vote "against" the Proposal.

Are there appraisal rights?

         No.  Under the  Investment  Company  Act,  shareholders  do not have  rights of
appraisal  as  a  result  of  the   Reorganization.   Although   appraisal   rights  are
unavailable,  you have the right to redeem  your  shares  at net asset  value  until the closing date for the  Reorganization.  After the closing  date,  you may redeem your new
Global  Fund  shares  or  exchange  them  into  shares  of  certain  other  funds in the
OppenheimerFunds  family of mutual funds,  subject to the terms of the  prospectuses  of both funds.

                                  INFORMATION ABOUT EUROPE FUND

         Information   about  Europe  Fund  is  included  in  the  current  Europe  Fund
Prospectus  dated  October  23,  2002 and its  supplement  dated  April 22,  2003.  This document  has been  filed  with the SEC (SEC  file no.  811-09097)  and is  incorporated herein by reference.  Additional  information  about Europe Fund is also included in the
Fund's  Statement of Additional  Information  dated October 23, 2002 and its  supplement dated January 13, 2003, its Annual Report dated August 31, 2002 and  Semi-Annual  Report dated  February  28,  2003,  respectively,  which  have been  filed with the SEC and are incorporated  herein  by  reference.  You may  request  free  copies  of  these or other
documents  relating  to  Europe  Fund  by  calling   1.800.708.7780  or  by  writing  to
OppenheimerFunds   Services,  P.O.  Box  5270,  Denver,  CO  80217.  Reports  and  other information  filed by Europe  Fund can be  inspected  and copied  at:  the SEC's  Public
Reference Room in Washington,  D.C. (Phone  1.202.942.8090) or the EDGAR database on the
SEC's  Internet  website  at  www.sec.gov.  Copies  may be  obtained  upon  payment of a duplicating fee by electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                  INFORMATION ABOUT GLOBAL FUND

         Information  about Global Fund is included in Global  Fund's  Prospectus  dated
November 22, 2003,  which  accompany and are  considered a part of this  Prospectus  and
Proxy  Statement.  Additional  information  about  Global Fund is included in the Fund's
Statement of Additional  Information  dated November 22, 2002 and its  supplement  dated
March 31,  2003,  its Annual  Report dated  September  30, 2002 and  Semi-Annual  Report dated  March 31,  2003,  respectively,  which have been filed with the SEC (SEC file no.
811-1810)  and are  incorporated  herein by  reference.  You may  request a free copy of these  materials  and other  information  by  calling  1.800.708.7780  or by  writing to
Global Fund at OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217. Global Fund
also files proxy  materials,  reports and other  information  with the SEC in accordance with the  informational  requirements of the Securities and Exchange Act of 1934 and the
Investment  Company  Act.  These  materials  can be  inspected  and copied at: the SEC's
Public  Reference  Room  in  Washington,  D.C.  (Phone:  1.202.942.8090)  or  the  EDGAR
database on the SEC's  Internet  website at  www.sec.gov.  Copies may be  obtained  upon payment  of a  duplicating  fee by  electronic  request  at the  SEC's  e-mail  address:
publicinfo@sec.gov  or by writing to the SEC's  Public  Reference  Section,  Washington,
D.C. 20549-0102.

                                     PRINCIPAL SHAREHOLDERS

         As of July 29,  2003,  the  officers and Trustees of Europe Fund as a group and of Global  Fund as a group,  owned  less  than 1% of the  outstanding  voting  shares of their  respective  Fund.  As of July 29,  2003,  the only persons who owned of record or were known by Europe  Fund or Global  Fund to own  beneficially  5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

By Order of the Board of Trustees,

Robert G. Zack, Secretary
August 8, 2003

40

                             EXHIBITS TO THE COMBINED PROXY
                                STATEMENT AND PROSPECTUS

Exhibit
-------

A    Agreement and Plan of Reorganization between Oppenheimer Europe Fund and
     Oppenheimer Global Fund

B    Principal Shareholders

                                                                               EXHIBIT A

                          AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION  (the  "Agreement")  dated as of April 17,
2003 by and between  Oppenheimer  Europe Fund ("Europe Fund"), a Massachusetts  business trust and Oppenheimer Global Fund ("Global Fund"), a Massachusetts business trust.

                                  W I T N E S S E T H:

         WHEREAS,  the parties are each open-end investment  companies of the management type; and

         WHEREAS,  the parties hereto desire to provide for the reorganization  pursuant to Section  368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"),  of
Europe Fund through the  acquisition by Global Fund of  substantially  all of the assets of Europe Fund in exchange for the voting  shares of beneficial  interest  ("shares") of
Class  A,  Class  B,  Class  C,  Class N and  Class Y  shares  of  Global  Fund  and the assumption by Global Fund of certain  liabilities  of Europe Fund,  which Class A, Class
B, Class C, Class N and Class Y shares of Global  Fund are to be  distributed  by Europe
Fund pro rata to its  shareholders  in complete  liquidation of Europe Fund and complete cancellation of its shares;

         NOW, THEREFORE,  in consideration of the mutual promises herein contained,  the parties hereto agree as follows:

     1.  The parties hereto hereby adopt this Agreement and Plan of Reorganization  (the
"Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization will be comprised of the acquisition by Global Fund of  substantially  all of the assets of Europe  Fund in  exchange  for Class A,  Class B, Class C, Class N and Class Y shares of Global  Fund and the  assumption  by Global  Fund of  certain  liabilities  of Europe
Fund,  followed  by the  distribution  of such  Class A,  Class B,  Class C, Class N and
Class Y shares of  Global  Fund to the Class A,  Class B,  Class C,  Class N and Class Y
shareholders  of Europe  Fund in  exchange  for their Class A, Class B, Class C, Class N and Class Y shares of Europe  Fund,  all upon and subject to the terms of the  Agreement hereinafter set forth.

         The share  transfer  books of Europe  Fund  will be  permanently  closed at the close of business on the Valuation  Date (as  hereinafter  defined) and only  redemption requests  received in proper form on or prior to the close of business on the  Valuation
Date shall be  fulfilled  by Europe Fund;  redemption  requests  received by Europe Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of
Global Fund to be  distributed  to the  shareholder in question as provided in Section 5 hereof.

     2.  On the Closing Date (as hereinafter defined),  all of the assets of Europe Fund on that date,  excluding a cash  reserve  (the "cash  reserve") to be retained by Europe
Fund  sufficient  in its  discretion  for the payment of the  expenses of Europe  Fund's dissolution  and its  liabilities,  but not in  excess  of the  amount  contemplated  by
Section 10E,  shall be  delivered  as provided in Section 8 to Global Fund,  in exchange for and against  delivery  to Europe  Fund on the  Closing  Date of a number of Class A,
Class B, Class C, Class N and Class Y shares of Global  Fund,  having an  aggregate  net asset  value  equal  to the  value of the  assets  of  Europe  Fund so  transferred  and delivered.

     3.  The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares of Global  Fund and the value of the assets of Europe  Fund to be  transferred  shall in each case be  determined  as of the close of business of The New York Stock  Exchange on the  Valuation  Date.  The  computation  of the net asset value of the Class A, Class B,
Class C,  Class N and Class Y shares of Global  Fund and the Class A,  Class B, Class C,
Class N and Class Y shares of Europe  Fund  shall be done in the  manner  used by Global
Fund and Europe  Fund,  respectively,  in the  computation  of such net asset  value per share as set forth in their  respective  prospectuses.  The methods  used by Global Fund in such  computation  shall be applied to the  valuation of the assets of Europe Fund to be transferred to Global Fund.

      Europe Fund shall  declare and pay,  immediately  prior to the  Valuation  Date, a dividend or dividends which,  together with all previous such dividends,  shall have the effect of distributing  to Europe Fund's  shareholders  all of Europe Fund's  investment company  taxable  income  for  taxable  years  ending  on or prior to the  Closing  Date
(computed  without  regard to any  dividends  paid) and all of its net capital  gain, if any,  realized in taxable years ending on or prior to the Closing Date (after  reduction for any capital loss carry-forward).

     4.  The closing (the "Closing") shall be at the offices of  OppenheimerFunds,  Inc.
(the  "Agent"),  6803 S. Tucson Way,  Centennial,  CO 80112,  on such time or such other place as the parties  may  designate  or as provided  below (the  "Closing  Date").  The business day preceding the Closing Date is herein referred to as the "Valuation Date."

      In the  event  that on the  Valuation  Date  either  party  has,  pursuant  to the
Investment  Company Act of 1940,  as amended (the  "Act"),  or any rule,  regulation  or
order  thereunder,   suspended  the  redemption  of  its  shares  or  postponed  payment therefore,  the Closing Date shall be postponed  until the first  business day after the date when both parties have ceased such suspension or postponement;  provided,  however, that if such  suspension  shall  continue  for a period of 60 days beyond the  Valuation
Date,  then the  other  party to the  Agreement  shall be  permitted  to  terminate  the
Agreement without liability to either party for such termination.

     5.  In  conjunction  with the Closing,  Europe Fund shall  distribute on a pro rata basis to the  shareholders  of Europe  Fund as of the  Valuation  Date Class A, Class B,
Class C,  Class N and Class Y shares  of  Global  Fund  received  by Europe  Fund on the
Closing  Date in  exchange  for the assets of Europe  Fund in  complete  liquidation  of
Europe  Fund;  for the purpose of the  distribution  by Europe Fund of Class A, Class B,
Class C,  Class N and  Class Y shares  of Global  Fund to  Europe  Fund's  shareholders,
Global  Fund will  promptly  cause its  transfer  agent to:  (a)  credit an  appropriate number of Class A, Class B,  Class C,  Class N and Class Y shares of Global  Fund on the books  of  Global  Fund  to each  Class  A,  Class  B,  Class  C,  Class  N and  Class Y shareholder  of  Europe  Fund in  accordance  with a list  (the  "Shareholder  List") of
Europe Fund  shareholders  received  from Europe  Fund;  and (b) confirm an  appropriate number of Class A, Class B,  Class C, Class N and Class Y shares of Global  Fund to each
Class  A,  Class  B,  Class  C,  Class  N  and  Class  Y  shareholder  of  Europe  Fund;
certificates  for Class A shares of Global Fund will be issued upon  written  request of a former  shareholder of Europe Fund but only for whole shares,  with fractional  shares credited to the name of the  shareholder  on the books of Global Fund and only after any share certificates for Europe Fund are returned to the transfer agent.

      The Shareholder List shall indicate,  as of the close of business on the Valuation
Date,  the name and address of each  shareholder  of Europe Fund,  indicating his or her share  balance.  Europe  Fund agrees to supply the  Shareholder  List to Global Fund not
later  than  the  Closing  Date.   Shareholders  of  Europe  Fund  holding  certificates
representing  their  shares  shall not be required to surrender  their  certificates  to anyone in connection with the  reorganization.  After the Closing Date, however, it will be necessary for such  shareholders to surrender their  certificates in order to redeem, transfer or pledge the shares of Global Fund which they received.

     6.  Within one year after the  Closing  Date,  Europe  Fund shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b) either (i)
transfer any  remaining  amount of the cash reserve to Global  Fund,  if such  remaining amount (as reduced by the estimated  cost of  distributing  it to  shareholders)  is not
material  (as  defined  below)  or  (ii)  distribute   such  remaining   amount  to  the
shareholders  of Europe Fund on the  Valuation  Date.  Such  remaining  amount  shall be deemed  to be  material  if  the  amount  to be  distributed,  after  deduction  of  the estimated  expenses of the distribution,  equals or exceeds one cent per share of Europe
Fund outstanding on the Valuation Date.

     7.  Prior to the Closing Date,  there shall be coordination  between the parties as to their  respective  portfolios  so that,  after the  Closing,  Global  Fund will be in compliance  with  all of its  investment  policies  and  restrictions.  At the  Closing,
Europe  Fund  shall  deliver  to  Global  Fund two  copies of a list  setting  forth the securities  then owned by Europe Fund.  Promptly  after the  Closing,  Europe Fund shall provide  Global  Fund a list  setting  forth the  respective  federal  income  tax bases thereof.

     8.  Portfolio  securities or written  evidence  acceptable to Global Fund of record ownership  thereof by The Depository  Trust Company or through the Federal  Reserve Book
Entry  System or any other  depository  approved by Europe  Fund  pursuant to Rule 17f-4 and Rule  17f-5  under  the Act shall be  endorsed  and  delivered,  or  transferred  by appropriate  transfer or  assignment  documents,  by Europe Fund on the Closing  Date to
Global Fund, or at its  direction,  to its  custodian  bank, in proper form for transfer in such condition as to constitute  good delivery  thereof in accordance with the custom of brokers and shall be accompanied  by all necessary  state  transfer  stamps,  if any.
The cash  delivered  shall be in the form of  certified or bank  cashiers'  checks or by bank wire or  intra-bank  transfer  payable to the order of Global  Fund for the account of Global  Fund.  Class A, Class B,  Class C, Class N and Class Y shares of Global  Fund representing  the  number of Class A,  Class B,  Class C,  Class N and Class Y shares of
Global Fund being  delivered  against the assets of Europe Fund,  registered in the name of Europe Fund,  shall be  transferred  to Europe Fund on the Closing Date.  Such shares shall  thereupon  be assigned by Europe Fund to its  shareholders  so that the shares of
Global Fund may be distributed as provided in Section 5.

         If, at the  Closing  Date,  Europe Fund is unable to make  delivery  under this
Section 8 to  Global  Fund of any of its  portfolio  securities  or cash for the  reason that any of such  securities  purchased by Europe Fund,  or the cash  proceeds of a sale of portfolio  securities,  prior to the Closing  Date have not yet been  delivered to it or Europe  Fund's  custodian,  then the  delivery  requirements  of this  Section 8 with respect to said  undelivered  securities  or cash will be waived  and  Europe  Fund will deliver  to Global  Fund by or on the  Closing  Date with  respect  to said  undelivered securities  or cash  executed  copies of an agreement or  agreements  of assignment in a form  reasonably  satisfactory  to Global  Fund,  together  with such  other  documents, including a due bill or due bills and brokers'  confirmation  slips as may reasonably be required by Global Fund.

     9.  Global Fund shall not assume the liabilities  (except for portfolio  securities purchased  which have not settled and for  shareholder  redemption  and dividend  checks outstanding)  of Europe Fund, but Europe Fund will,  nevertheless,  use its best efforts to discharge  all known  liabilities,  so far as may be  possible,  prior to the Closing
Date.  The cost of printing and mailing the proxies and proxy  statements  will be borne by Europe Fund.  Europe Fund and Global Fund will bear the cost of their  respective tax opinion.  Any  documents  such as  existing  prospectuses  or  annual  reports  that are included in that  mailing  will be a cost of the Fund  issuing the  document.  Any other
out-of-pocket   expenses  of  Global  Fund  and  Europe   Fund   associated   with  this
reorganization,  including legal,  accounting and transfer agent expenses, will be borne by Europe Fund and Global Fund, respectively, in the amounts so incurred by each.

     10. The  obligations  of Global Fund  hereunder  shall be subject to the  following conditions:

         A.   The Board of Trustees of Europe Fund shall have  authorized  the execution of the  Agreement,  and  the  shareholders  of  Europe  Fund  shall  have  approved  the
Agreement  and  the  transactions  contemplated  hereby,  and  Europe  Fund  shall  have furnished  to  Global  Fund  copies  of  resolutions  to that  effect  certified  by the
Secretary or the Assistant  Secretary of Europe Fund;  such  shareholder  approval shall have been by the  affirmative  vote  required by the  Massachusetts  Law and its charter documents  at a meeting for which  proxies have been  solicited  by the Proxy  Statement and Prospectus (as hereinafter defined).

         B.   Global Fund shall have  received an opinion  dated as of the Closing  Date from  counsel to Europe  Fund,  to the effect that (i) Europe  Fund is a business  trust
duly  organized,   validly  existing  and  in  good  standing  under  the  laws  of  the
Commonwealth  of  Massachusetts  with full corporate  powers to carry on its business as then being  conducted  and to enter into and  perform the  Agreement;  and (ii) that all action  necessary  to make the  Agreement,  according to its terms,  valid,  binding and enforceable on Europe Fund and to authorize  effectively the  transactions  contemplated by the  Agreement  have been taken by Europe Fund.  Massachusetts  counsel may be relied upon for this opinion.

         C.   The  representations  and warranties of Europe Fund contained herein shall be true and  correct at and as of the  Closing  Date,  and  Global  Fund shall have been furnished  with a certificate of the President,  or a Vice  President,  or the Secretary
or the Assistant  Secretary or the Treasurer or the Assistant  Treasurer of Europe Fund,
dated as of the Closing Date, to that effect.

D.       On the  Closing  Date,  Europe  Fund  shall  have  furnished  to Global  Fund a certificate  of the Treasurer or Assistant  Treasurer of Europe Fund as to the amount of the capital loss  carry-over and net unrealized  appreciation or  depreciation,  if any, with respect to Europe Fund as of the Closing Date.

         E.   The cash reserve shall not exceed 10% of the value of the net assets,  nor
30% in value of the  gross  assets,  of  Europe  Fund at the  close of  business  on the
Valuation Date.

F.       A  Registration  Statement  on  Form  N-14  filed  by  Global  Fund  under  the
Securities  Act of 1933, as amended (the "1933 Act"),  containing a preliminary  form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         G.   On the Closing  Date,  Global Fund shall have  received a letter of Robert
G. Zack or other  senior  executive  officer of  OppenheimerFunds,  Inc.  acceptable  to
Global Fund,  stating that nothing has come to his or her attention  which in his or her judgment would  indicate that as of the Closing Date there were any material,  actual or contingent  liabilities of Europe Fund arising out of litigation  brought against Europe
Fund or claims  asserted  against it, or pending or to the best of his or her  knowledge threatened  claims or  litigation  not  reflected  in or  apparent  from the most recent audited  financial  statements and footnotes  thereto of Europe Fund delivered to Global
Fund. Such letter may also include such additional  statements  relating to the scope of the review conducted by such person and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

         H.   Global Fund shall have received an opinion,  dated as of the Closing Date, of KPMG  LLP (or an  appropriate  substitute  tax  expert),  to the same  effect  as the opinion contemplated by Section 11.E. of the Agreement.

I.       Global  Fund shall have  received  at the  Closing  all of the assets of Europe
Fund to be  conveyed  hereunder,  which  assets  shall be free and  clear of all  liens, encumbrances, security interests, restrictions and limitations whatsoever.

     11. The  obligations  of Europe Fund  hereunder  shall be subject to the  following conditions:

         A.   The Board of Trustees of Global Fund shall have  authorized  the execution of the  Agreement,  and the  transactions  contemplated  thereby,  and Global Fund shall have  furnished  to Europe Fund copies of  resolutions  to that effect  certified by the
Secretary or the Assistant Secretary of Global Fund.

         B.   Europe  Fund's  shareholders  shall have  approved the  Agreement  and the transactions  contemplated  hereby, by an affirmative vote required by the Massachusetts
Law and its charter  documents and Europe Fund shall have  furnished  Global Fund copies of  resolutions to that effect  certified by the Secretary or an Assistant  Secretary of
Europe Fund.

         C.   Europe Fund shall have  received an opinion  dated as of the Closing  Date from  counsel to Global  Fund,  to the effect that (i) Global  Fund is a business  trust
duly  organized,   validly  existing  and  in  good  standing  under  the  laws  of  the
Commonwealth  of  Massachusetts  with full powers to carry on its business as then being conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms, valid,  binding and enforceable upon Global
Fund and to authorize  effectively the  transactions  contemplated by the Agreement have been taken by Global  Fund,  and (iii) the shares of Global Fund to be issued  hereunder
are  duly   authorized  and  when  issued  will  be  validly   issued,   fully-paid  and
non-assessable,  except  as set forth  under  "Shareholder  and  Trustee  Liability"  in
Global Fund's Statement of Additional  Information.  Massachusetts counsel may be relied upon for this opinion.

         D.   The  representations  and warranties of Global Fund contained herein shall be true and  correct at and as of the  Closing  Date,  and  Europe  Fund shall have been furnished  with a certificate  of the  President,  a Vice  President or the Secretary or
the  Assistant  Secretary or the  Treasurer or the  Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

         E.   Europe Fund shall have received an opinion of KPMG LLP (or an  appropriate substitute  tax  expert)  to  the  effect  that  the  federal  tax  consequences  of the transaction,  if carried out in the manner  outlined in the  Agreement and in accordance with (i) Europe Fund's  representation  that there is no plan or intention by any Europe
Fund  shareholder  who owns 5% or more of Europe  Fund's  outstanding  shares,  and,  to
Europe  Fund's  best  knowledge,  there  is no  plan  or  intention  on the  part of the remaining Europe Fund shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of Global Fund shares  received in the  transaction  that would  reduce  Europe
Fund  shareholders'  ownership  of Global  Fund  shares  to a number of shares  having a value,  as of the  Closing  Date,  of less than 50% of the value of all of the  formerly outstanding  Europe  Fund  shares as of the same date,  and (ii) the  representation  by each of Europe  Fund and Global  Fund that,  as of the  Closing  Date,  Europe  Fund and
Global  Fund  will  qualify  as  regulated   investment   companies  or  will  meet  the
diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.       The  transactions  contemplated  by the  Agreement  will  qualify as a tax-free
"reorganization"  within the  meaning of Section  368(a)(1)  of the Code,  and under the regulations promulgated thereunder.

              2.  Europe  Fund and  Global  Fund  will  each  qualify  as a "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

              3.  No gain or loss will be recognized by the  shareholders of Europe Fund upon the  distribution  of Class A,  Class B,  Class N and Class Y shares of  beneficial interest in Global Fund to the  shareholders  of Europe Fund  pursuant to Section 354 of the Code.

              4.  Under  Section  361(a) of the Code no gain or loss will be  recognized by Europe  Fund by reason of the  transfer of  substantially  all its assets in exchange for Class A, Class B, Class C, Class N and Class Y shares of Global Fund.

              5.  Under  Section 1032 of the Code no gain or loss will be  recognized by
Global Fund by reason of the transfer of  substantially  all of Europe  Fund's assets in exchange  for Class A, Class B,  Class C, Class N and Class Y shares of Global  Fund and
Global Fund's assumption of certain liabilities of Europe Fund.

              6.  The  shareholders  of  Europe  Fund  will  have the same tax basis and holding  period  for the  Class A,  Class  B,  Class C,  Class N and  Class Y shares  of beneficial  interest  in Global  Fund  that they  receive  as they had for  Europe  Fund
shares  that  they   previously   held,   pursuant  to  Section   358(a)  and   1223(1),
respectively, of the Code.

              7.  The  securities  transferred  by Europe  Fund to Global Fund will have the same tax basis  and  holding  period  in the  hands of  Global  Fund as they had for
Europe Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

         F.   The cash reserve shall not exceed 10% of the value of the net assets,  nor
30% in value of the  gross  assets,  of  Europe  Fund at the  close of  business  on the
Valuation Date.

         G.   A Registration  Statement on Form N-14 filed by Global Fund under the 1933
Act,  containing a preliminary  form of the Proxy Statement and  Prospectus,  shall have become effective under the 1933 Act.

         H.   On the Closing  Date,  Europe Fund shall have  received a letter of Robert
G. Zack or other  senior  executive  officer of  OppenheimerFunds,  Inc.  acceptable  to
Europe Fund,  stating that nothing has come to his or her attention  which in his or her judgment would  indicate that as of the Closing Date there were any material,  actual or contingent  liabilities of Global Fund arising out of litigation  brought against Global
Fund  or  claims  asserted  against  it,  or  pending  or,  to  the  best  of his or her knowledge,  threatened  claims or  litigation  not  reflected in or apparent by the most recent audited  financial  statements and footnotes  thereto of Global Fund delivered to
Europe Fund.  Such letter may also include such  additional  statements  relating to the scope  of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.       Europe Fund shall  acknowledge  receipt of the Class A, Class B, Class C, Class
N and Class Y shares of Global Fund.

     12. Europe Fund hereby represents and warrants that:

         A.   The audited financial  statements of Europe Fund as of August 31, 2002 and unaudited  financial  statements as of February 28, 2003 heretofore  furnished to Global
Fund, present fairly the financial position,  results of operations,  and changes in net assets  of  Europe  Fund  as  of  that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent with the preceding year; and that from  February  28, 2003  through the date hereof  there have not been,  and through the
Closing  Date  there  will not be,  any  material  adverse  change  in the  business  or financial  condition  of Europe  Fund,  it being  agreed  that a decrease in the size of
Europe Fund due to a diminution in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.       Contingent  upon approval of the Agreement  and the  transactions  contemplated thereby by Europe  Fund's  shareholders,  Europe Fund has  authority  to transfer all of the  assets  of  Europe  Fund to be  conveyed  hereunder  free and  clear of all  liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.       The  Prospectus,  as  amended  and  supplemented,  contained  in Europe  Fund's
Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete, conforms to the  requirements of the 1933 Act and does not contain any untrue  statement of a material  fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements  therein not misleading.  The  Registration  Statement, as  amended,  was,  as of the date of the filing of the last  Post-Effective  Amendment, true,  correct and complete,  conformed to the  requirements of the 1933 Act and did not contain  any  untrue  statement  of a  material  fact or omit to state a  material  fact required  to be  stated  therein  or  necessary  to  make  the  statements  therein  not misleading;

         D.   There is no material  contingent  liability of Europe Fund and no material claim and no material  legal,  administrative  or other  proceedings  pending or, to the knowledge  of Europe  Fund,  threatened  against  Europe  Fund,  not  reflected  in such
Prospectus;

         E.   Except for the Agreement,  there are no material contracts  outstanding to which Europe Fund is a party other than those ordinary in the conduct of its business;

         F.   Europe Fund is a  Massachusetts  business  trust duly  organized,  validly existing and in good standing under the laws of the Commonwealth of  Massachusetts;  and has all  necessary  and  material  Federal  and state  authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and Europe  Fund that is duly registered  under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

         G.   All Federal  and other tax returns and reports of Europe Fund  required by law to be filed have been  filed,  and all  federal  and other  taxes  shown due on said returns and  reports  have been paid or  provision  shall have been made for the payment thereof and to the best of the  knowledge  of Europe  Fund no such  return is  currently under audit and no assessment has been asserted with respect to such returns; and

         H.   Europe  Fund has  elected  that  Europe  Fund be  treated  as a  regulated investment  company  and,  for each fiscal year of its  operations,  Europe Fund has met the  requirements  of  Subchapter  M of the Code for  qualification  and  treatment as a regulated  investment  company and Europe Fund  intends to meet such  requirements  with respect to its current taxable year.

13.      Global Fund hereby represents and warrants that:

A.       The audited  financial  statements  of Global Fund as of September 30, 2002 and unaudited  financial  statements  as of March 31, 2003  heretofore  furnished  to Europe
Fund, present fairly the financial position,  results of operations,  and changes in net assets  of  Global  Fund,  as of  that  date,  in  conformity  with  generally  accepted accounting  principles  applied on a basis  consistent with the preceding year; and that from March 31,  2003  through  the date  hereof  there have not been,  and  through  the
Closing  Date  there will not be,  any  material  adverse  changes  in the  business  or financial  condition of Global Fund, it being  understood that a decrease in the size of
Global Fund due to a diminution in the value of its portfolio  and/or  redemption of its shares shall not be considered a material or adverse change;

B.       The  Prospectus,  as  amended  and  supplemented,  contained  in Global  Fund's
Registration  Statement under the 1933 Act, is true,  correct and complete,  conforms to the  requirements  of the 1933  Act and  does not  contain  any  untrue  statement  of a material  fact or omit to  state a  material  fact  required  to be  stated  therein  or necessary to make the statements  therein not misleading.  The  Registration  Statement, as  amended,  was,  as of the date of the filing of the last  Post-Effective  Amendment, true,  correct and complete,  conformed to the  requirements of the 1933 Act and did not contain  any  untrue  statement  of a  material  fact or omit to state a  material  fact required  to be  stated  therein  or  necessary  to  make  the  statements  therein  not misleading;

         C.   Except for this Agreement,  there is no material  contingent  liability of
Global  Fund and no  material  claim  and no  material  legal,  administrative  or other proceedings  pending or, to the  knowledge of Global  Fund,  threatened  against  Global
Fund, not reflected in such Prospectus;

         D.   There are no  material  contracts  outstanding  to which  Global Fund is a party other than those ordinary in the conduct of its business;

         E.   Global Fund is a business trust duly  organized,  validly  existing and in good standing under the laws of the Commonwealth of  Massachusetts;  Global Fund has all
necessary and material  Federal and state  authorizations  to own all its properties and assets  and to carry on its  business  as now being  conducted;  the  Class A,  Class B,
Class C,  Class N and  Class Y shares  of Global  Fund  which it  issues to Europe  Fund pursuant to the  Agreement  will be duly  authorized,  validly  issued,  fully-paid  and non-assessable,  except as set forth under  "Shareholder & Trustee  Liability" in Global
Fund's  Statement of Additional  Information,  will conform to the  description  thereof contained in Global  Fund's  Registration  Statement and will be duly  registered  under the 1933 Act and in the states where  registration is required;  and Global Fund is duly registered  under the Act and such  registration  has not been revoked or rescinded  and is in full force and effect;

         F.   All federal  and other tax returns and reports of Global Fund  required by law to be filed have been  filed,  and all  federal  and other  taxes  shown due on said returns and  reports  have been paid or  provision  shall have been made for the payment thereof and to the best of the  knowledge  of Global  Fund,  no such return is currently under audit and no  assessment  has been  asserted  with  respect to such returns and to the extent  such tax  returns  with  respect to the  taxable  year of Global  Fund ended
September  30, 2002 have not been filed,  such returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

         G.   Global Fund has elected to be treated as a  regulated  investment  company and, for each fiscal year of its  operations,  Global Fund has met the  requirements  of
Subchapter  M of the Code for  qualification  and  treatment  as a regulated  investment company and Global Fund  intends to meet such  requirements  with respect to its current taxable year;

      H.          Global  Fund has no plan or  intention  (i) to  dispose  of any of the assets  transferred by Europe Fund,  other than in the ordinary  course of business,  or
(ii) to redeem or  reacquire  any of the Class A,  Class B, Class C, Class N and Class Y
shares  issued by it in the  reorganization  other than  pursuant  to valid  requests of shareholders; and

         I.   After  consummation  of the  transactions  contemplated  by the Agreement,
Global Fund intends to operate its business in a substantially unchanged manner.

     14. Each  party  hereby  represents  to the other that no broker or finder has been employed by it with respect to the Agreement or the  transactions  contemplated  hereby.
Each party also  represents  and warrants to the other that the  information  concerning it in the Proxy  Statement  and  Prospectus  will not as of its date  contain any untrue statement of a material  fact or omit to state a fact  necessary to make the  statements concerning it therein not  misleading  and that the financial  statements  concerning it will  present  the  information  shown  fairly in  accordance  with  generally  accepted accounting  principles  applied on a basis  consistent  with the  preceding  year.  Each party also  represents  and warrants to the other that the  Agreement is valid,  binding and  enforceable  in  accordance  with its terms and that the  execution,  delivery  and performance  of the  Agreement  will not result in any  violation  of, or be in conflict with, any provision of any charter, by-laws,  contract,  agreement,  judgment, decree or order to which it is subject or to which it is a party.  Global Fund  hereby  represents to and  covenants  with  Europe  Fund that,  if the  reorganization  becomes  effective,
Global  Fund will treat  each  shareholder  of Europe  Fund who  received  any of Global
Fund's  shares as a result of the  reorganization  as having  made the  minimum  initial purchase  of shares of Global  Fund  received  by such  shareholder  for the  purpose of making additional  investments in shares of Global Fund,  regardless of the value of the shares of Global Fund received.

     15. Global Fund agrees that it will  prepare and file a  Registration  Statement on
Form N-14 under the 1933 Act which shall contain a preliminary  form of proxy  statement and  prospectus  contemplated  by Rule 145 under the 1933  Act.  The final  form of such proxy  statement and prospectus is referred to in the Agreement as the "Proxy  Statement and  Prospectus."  Each  party  agrees  that it will use its best  efforts  to have such
Registration  Statement  declared  effective and to supply such  information  concerning itself for  inclusion  in the Proxy  Statement  and  Prospectus  as may be  necessary or desirable  in this  connection.  Europe  Fund  covenants  and  agrees to  liquidate  and dissolve under the laws of the  Commonwealth  of  Massachusetts,  following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16.  The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the  Agreement for any reason and there shall be no liability for damages or other recourse  available to a party not so terminating  this  Agreement, provided,  however,  that in the  event  that a party  shall  terminate  this  Agreement without  reasonable cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating for all expenses,  including reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

     17. The Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken together shall  constitute one Agreement.  The rights and obligations of each party pursuant to the Agreement shall not be assignable.

     18. All prior or  contemporaneous  agreements and  representations  are merged into the Agreement,  which  constitutes  the entire contract  between the parties hereto.  No amendment  or  modification  hereof  shall be of any force and effect  unless in writing and signed by the  parties  and no party  shall be deemed to have  waived any  provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Global  Fund  understands  that  the  obligations  of  Europe  Fund  under  the
Agreement  are not binding upon any Trustee or  shareholder  of Europe Fund  personally, but bind only Europe Fund and Europe Fund's  property.  Global Fund  represents  that it has notice of the  provisions  of the  Declaration  of Trust of Europe Fund  disclaiming shareholder and trustee liability for acts or obligations of Europe Fund.

     20. Europe  Fund  understands  that  the  obligations  of  Global  Fund  under  the
Agreement  are not binding upon any trustee or  shareholder  of Global Fund  personally, but bind only Global Fund and Global Fund's  property.  Europe Fund  represents  that it has notice of the  provisions  of the  Declaration  of Trust of Global Fund  disclaiming shareholder and trustee liability for acts or obligations of Global Fund.

      IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement to be executed and  attested by its  officers  thereunto  duly  authorized  on the date first set forth above.

                                                                       OPPENHEIMER
                                                                       EUROPE FUND

                                                                       By:      /s/
                                                                                ----
                                                                       Robert G. Zack
                                                                       --------------
                                                                                Robert
                                                                       G. Zack

                                                                       Secretary

                                                                       OPPENHEIMER
                                                                       GLOBAL FUND

                                                                       By:      /s/
                                                                                ----
                                                                       Robert G. Zack
                                                                       --------------
                                                                                Robert
                                                                       G. Zack

                                                                       Secretary

                                                                               EXHIBIT B

                                 PRINCIPAL SHAREHOLDERS

A.   Major  Shareholders of Europe Fund. As of July 29, 2003, the only persons who owned of  record,  or who were  known by  Europe  Fund to own  beneficially  5% or more of any class of that Fund's  outstanding  shares,  and their  holdings of that class as of that date, were the following:

                                         [TBS]

B.   Major  Shareholders of Global Fund. As of July 29, 2003, the only persons who owned of record or who were known by Global Fund to own  beneficially  5% or more of any class of that Fund's  outstanding  shares,  and their  holdings of that class as of that date, were the following:

                                         [TBS]

2

               Appendix to Combined Prospectus of Oppenheimer Global Fund
                     and Proxy Statement of Oppenheimer Europe Fund

         Graphic material included under the heading "How have the Funds performed?":

         A bar chart will be included in the Prospectus and Proxy  Statement,  depicting the annual total return of a  hypothetical  investment  in Class A shares of Europe Fund for each calendar year since the Fund's  inception,  without  deducting  sales  charges.
Set forth below is the relevant data point that will appear on the bar chart.

Calendar Year Ended                                  Annual Total Returns:  Europe Fund
-------------------                                  -----------------------------------
Class A shares
--------------

12/31/00                                                               -23.76%
12/31/01                                                               -25.87%
12/31/02                                                               -23.98%

         A bar chart will be included in the Prospectus and Proxy  Statement,  depicting the annual total returns of a  hypothetical  investment in Class A shares of Global Fund for each of the ten most recent calendar  years,  without  deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                                  Annual Total Returns:  Global Fund
-------------------                                  -----------------------------------
Class A shares
--------------

12/31/93                                                                42.63%
12/31/94                                                                -3.11%
12/31/95                                                                16.59%
12/31/96                                                                17.52%
12/31/97                                                                21.82%
12/31/98                                                                12.71%
12/31/99                                                                58.48%
12/31/00                                                                 4.06%
12/31/01                                                               -11.80%
12/31/02                                                               -22.45%

Proxy Card

                                Oppenheimer Europe Fund

Proxy For a Special Shareholders Meeting of shareholders To Be Held on OCTOBER 10, 2003

The  undersigned,   revoking  prior  proxies,   hereby  appoints  Brian  Wixted,  Philip
Vottiero,  Kate Ives and Philip Masterson,  and each of them, as  attorneys-in-fact  and proxies of the  undersigned,  with full power of  substitution,  to vote  shares held in the name of the  undersigned on the record date at the Special  Meeting of  Shareholders of  Oppenheimer  Europe  Fund  (the  "Fund")  to be  held  at  6803  South  Tucson  Way,
Centennial,  Colorado,  80112,  on October 10, 2003, at 1:00 P. M. Mountain  time, or at any  adjournment  thereof,  upon the  proposals  described  in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is  solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal
(set forth on the  reverse  side of this proxy  card) has been  proposed by the Board of
Trustees.  When properly executed,  this proxy will be voted as indicated on the reverse side or  "FOR" a  proposal  if no  choice  is  indicated.  The  proxy  will be  voted in accordance  with the proxy  holders'  best  judgment  as to any other  matters  that may arise at the Meeting.

                                            VOTE VIA THE TELEPHONE:  1-800-597-7836
                                            CONTROL NUMBER:  999  9999  9999  999

                                            Note:  Please  sign this  proxy  exactly  as
                                            your  name  or  names  appear  hereon.  Each
                                            joint  owner  should   sign.   Trustees  and
                                            other   fiduciaries   should   indicate  the
                                            capacity   in   which   they   sign.   If  a
                                            corporation,  partnership  or other  entity,
                                            this  signature  should  be  that  of a duly
                                            authorized  individual  who should state his
                                            or her title.

                                            Signature

                                            Signature of joint owner, if any

                                            Date

  PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE
                                   ENCLOSED ENVELOPE

The Proposal:

To approve an  Agreement  and Plan of  Reorganization  between  Oppenheimer  Global Fund
("Global  Fund"),  and  Oppenheimer  Europe Fund  ("Europe  Fund") and the  transactions contemplated  thereby,  including:  (a) the transfer of substantially  all the assets of
Europe  Fund to Global  Fund in  exchange  for Class A,  Class B,  Class C,  Class N and
Class Y shares of Global  Fund,  (b) the  distribution  of such shares of Global Fund to the  corresponding  Class A,  Class B,  Class C,  Class N and  Class Y  shareholders  of
Europe Fund in complete  liquidation  of Europe Fund,  and (c) the  cancellation  of the outstanding shares of Europe Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: [ ]

FOR [___]                           AGAINST [___]             ABSTAIN [___]

 Telephone Voting Instructions

                                     1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important. And now
OppenheimerFunds has made it easy. Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses. Read
your Proxy Card carefully. To exercise your
proxy, just follow these simple steps:

1.       Call the toll free number: 1.800.597.7836.

2.       Enter the 14-digit Control Number, located on your Proxy Card.

3.       Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

STATEMENT OF ADDITIONAL INFORMATION
                           TO PROSPECTUS AND PROXY STATEMENT

                                         PART B

                              Acquisition of the Assets of
                                OPPENHEIMER EUROPE FUND

                            By and in exchange for Shares of
                                OPPENHEIMER GLOBAL FUND

         This  Statement  of  Additional   Information  to  this  Prospectus  and  Proxy
Statement (the "SAI") relates  specifically  to the proposed  delivery of  substantially all of the assets of Oppenheimer  Europe Fund ("Europe  Fund") for shares of Oppenheimer
Global Fund ("Global Fund").

         This SAI  consists  of this Cover  Page and the  following  documents:  (i) the
Prospectus of Europe Fund dated October 23, 2002, as  supplemented  April 22, 2003; (ii)
the  Statement of  Additional  Information  of Europe Fund dated  October 23,  2002,  as supplemented  January 13, 2003,  which  include  audited  financial  statements  for the
12-month  period ended August 31, 2002;  (iii)  unaudited  financial  statements for the
6-month  period  ended  February  28,  2003,  respectively,  of  Europe  Fund;  (iv) the
Statement  of  Additional  Information  of Global  Fund  dated  November  22,  2002,  as supplemented  March  31,  2003,  which  include  audited  financial  statements  for the
12-month  period ended  September 30, 2002; and (v) unaudited  financial  statements for the 6-month period ended March 31, 2003, respectively of Global Fund.

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the
Prospectus and Proxy  Statement dated August 8, 2003,  relating to the  above-referenced transaction.  You can request a copy of the  Prospectus  and Proxy  Statement by calling
1.800.708.7780  or by  writing  OppenheimerFunds  Services  at P.O.  Box  5270,  Denver,
Colorado 80217. The date of this SAI is August 8, 2003.

 OPPENHEIMER EUROPE FUND
                                  Supplement dated April 22, 2003 to the
                                     Prospectus dated October 23, 2002

The Prospectus is changed as follows:

1.       The paragraph titled "Portfolio Manager" on page 12 of the prospectus is deleted in its entirety and replaced with the following:

     Portfolio Manager. Effective April 1, 2003, Dominic Freud is the Portfolio Manager
     of Oppenheimer Europe Fund. Mr. Freud was previously responsible for European investments at SLS Capital in New York from January 2002 to February 2003; and
     prior thereto was head of the European equities desk and managing director at SG
     Cowen from May 1994 to January 2002.

2.       The following  paragraphs  are added to the end of the section  captioned  "How the Fund is Managed" on Page 12:

     At a recent  meeting,  the Board of Trustees of the Fund  determined  that it is in the best  interest of the Fund's  shareholders  that the Fund  reorganize  with and into Oppenheimer  Global Fund ("Global Fund").  The Board  unanimously  approved an agreement  and plan of  reorganization  to be entered into between these funds (the
     "reorganization   plan")   and   the   transactions   contemplated   thereby   (the
     "reorganization").  The Board further determined that the reorganization  should be
     submitted  to  the  Fund's   shareholders   for  approval,   and  recommended  that
     shareholders approve the reorganization.  Shareholders of record as of a date to be determined  by the Board will be  entitled to vote on the  reorganization  and will receive the proxy statement  describing the  reorganization.  The anticipated  date for  the  shareholder  meeting  is  on  or  about  September  26,  2003,  with  the reorganization to be effected shortly thereafter.

3.       Subject  to  approval  by  the  Fund's  shareholders,   concurrently  with  the
     reorganization   of  Oppenheimer   Europe  Fund  into   Oppenheimer   Global  Fund,
     Oppenheimer Europe Fund will no longer exist.

      April 22, 2003
PS0261.016

Oppenheimer
Europe Fund

Prospectus dated October 23, 2002

                                                              Oppenheimer Europe Fund is a mutual fund that seeks
                                                              capital appreciation. The Fund invests primarily in
                                                              common stocks of European issuers.
                                                                   This Prospectus contains important information
                                                              about the Fund's objective, its investment policies,
                                                              strategies and risks. It also contains important
                                                              information about how to buy and sell shares of the
                                                              Fund and other account features. Please read this
                                                              Prospectus carefully before you invest and keep it
                                                              for future reference about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

(OppenheimerFunds logo)

CONTENTS

---------------------------- -----------------------------------------------------------------------------------------

                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             The Fund's Past Performance
                             Fees and Expenses of the Fund
                             About the Fund's Investments
                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares
                             Class Y Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

---------------------------- -----------------------------------------------------------------------------------------

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of European companies.  The Fund currently invests mainly in common stocks of companies in developed European markets, such as France, Germany, England, the Netherlands and Italy. The Fund can also invest in emerging European markets, such as Hungary, Poland and the Czech Republic.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio managers use a "bottom up" approach to seek stocks of European companies they believe have high growth potential.  They mainly rely on fundamental analysis of a company's financial statements, management structure, operations and product development, and consider factors affecting the industry of which the issuer is part. While the selection criteria employed can change over time, they currently look for companies with:

o        management that has a proven record,
o        relatively stable or established businesses in established markets, that are entering into a growth cycle, and
o        strong earnings growth, above-average yield, and below-average market valuation.

         In applying these and other selection criteria, the portfolio managers consider the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.  The portfolio managers do not invest a fixed amount of the Fund's assets using these themes, which can change over time.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking capital growth in their investment over the long term and who want to focus their strategy on European stocks. Those investors should be willing to assume the risks of share price fluctuations that are typical for an aggressive fund focusing on stock investments and the additional risks that arise from investing in foreign securities.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds,
Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in stocks of
European companies the value of the Fund's portfolio will be affected by changes in the particular European stock markets in which it invests. Market risk will affect the
Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or its industry. The Fund invests in securities of large companies. It can also buy stocks of small- and medium-capitalization companies, which may have more volatile stock prices than large companies.

RISKS OF FOREIGN INVESTING. The Fund can invest up to 100% of its assets in foreign securities, and normally seeks to be as fully invested in European securities as possible, under normal market conditions. There are special risks in investing in foreign securities. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements as U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors.

Special Risks of Emerging Markets. The Fund currently does not intend to invest more than 5% of its total assets in any one emerging market country. It will not invest more than 20% of its total assets in emerging market countries, including Eastern European countries (such as Russia and Poland). In general, emerging markets may offer special investment opportunities because their securities markets, industries, capital structure and consumer consumption are growing rapidly, but investments in these countries involve special risks not present in developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. Emerging markets may offer less liquidity making it more difficult to sell securities at an acceptable price, and their prices may be more volatile than securities of companies in more developed markets. They may have less established legal and accounting systems and a more burdensome governmental regulatory structure.

Risks of Geographic Focus. Under normal market conditions the Fund expects that its portfolio will be diversified geographically, in securities in at least five
         European countries. However after reviewing economic, political and other factors in the various European markets, the Manager might invest a significant portion of the Fund's assets in a particular country. This would subject the Fund to greater risks from political and economic events affecting that country and the Fund might experience greater volatility in its share prices than a fund that is more broadly diversified geographically.

HOW RISKY IS THE FUND OVERALL?  In the short term, the stock markets can be volatile, particularly in emerging markets, and the Fund's share prices can go up and down significantly. The Fund's investment focus on European foreign securities subjects it to additional risks associated with investing in one geographic region outside the
U.S. In the OppenheimerFunds spectrum, the Fund is subject to more risks than funds that emphasize domestic large-capitalization stocks, or funds that focus on both stocks and bonds.

         The risks described above collectively form the overall risk profile of the
Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

----------------------------------------------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
----------------------------------------------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local
taxes.  The after-tax returns for the other classes of shares will vary.    In certain
cases, the figure representing "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                      Annual Total Return (Class A) (as of 12/31)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/02 through 9/30/02 the cumulative return (not annualized) for
Class A shares before taxes was -28.98%.
Sales charges are not included in the calculation of return in this bar chart, and if those charges were included, the return may be less than that shown.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 10.20% (4thQ'01) and the lowest return (not annualized) before taxes for a calendar quarter was -16.25% (3rdQ'01).

--------------------------------------------- ------------------------- -------------------------
Average Annual Total Returns                           1 Year                   5 Years
                                                                         (or life of class, if
for the periods ended December 31, 2001                                          less)
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class A Shares (inception 3/1/99)
  Return Before Taxes                                 -30.13%                   -13.97%
  Return After Taxes on Distributions                 -30.13%                   -14.56%
  Return  After Taxes on  Distributions  and          -18.35%                   -11.01%
  Sale of Fund Shares
--------------------------------------------- ------------------------- -------------------------
MSCI All Country Europe Index (reflects no            -19.49%                   -4.15%1
deduction for fees, expenses or taxes)
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class B Shares (inception 3/1/99)                     -30.13%                   -13.74%
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class C Shares (inception 3/1/99)                     -27.13%                   -12.76%
--------------------------------------------- ------------------------- -------------------------
Class N Shares (inception 3/1/01)                     -20.90%2                    N/A
--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------
Class Y Shares (inception 3/1/99)                     -25.50%                   -11.82%
--------------------------------------------- ------------------------- -------------------------
1.       From 2/28/99.
2.       Cumulative Return.
The Fund's average annual total returns include the applicable sales charge: for Class
A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); for Class C, the 1%
contingent deferred sales charge for the 1-year period; and for Class N, the 1% CDSC for the 18-month period. There is no sales charge for Class Y shares.  The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
The performance of the Fund's Class A shares is compared to the MSCI All Country
Europe Index, an unmanaged index of foreign stocks representing developed and emerging
European countries.  The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

         The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 2002.

Shareholder Fees (charges paid directly from your investment):

  -------------------------------- --------------- --------------- -------------- ---------------- ----------------
                                   Class A Shares  Class B Shares     Class C     Class N Shares   Class Y Shares
                                                                      Shares
                                   --------------- --------------- -------------- ----------------
  --------------------------------                                                                 ----------------
  Maximum Sales Charge (Load) on
  purchases                            5.75%            None           None            None             None
  (as % of offering price)
  -------------------------------- --------------- --------------- -------------- ----------------
                                   --------------- --------------- -------------- ---------------- ----------------
  Maximum Deferred Sales Charge
  (Load) (as % of the lower of
  the original offering price or       None1            5%2             1%3             1%4             None
  redemption proceeds)
  --------------------------------                                                                 ----------------
                                   --------------- --------------- -------------- ----------------
  Redemption Fee (as a
  percentage of total redemption       2.00%           2.00%           2.00%           2.00%            2.00%
  proceeds)5
  -------------------------------- --------------- --------------- -------------- ---------------- ----------------
1.       A contingent deferred sales charge may apply to redemptions of investments of
          $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.       Applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
          See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                 Class A         Class B          Class C           Class N          Class Y
                                 Shares          Shares           Shares            Shares           Shares
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Management Fees                  0.80%           0.80%            0.80%             0.80%            0.80%
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Distribution and/or
Service (12b-1) Fees             0.24%           1.00%            1.00%             0.50%            None
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Other Expenses                   1.34%           1.35%            1.33%             1.35%            18.28%
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
-------------------------------- --------------- ---------------- ----------------- ---------------- --------------
Total Annual                     2.38%           3.15%            3.13%             2.65%            19.08%
Operating Expenses

The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% of average daily net assets per fiscal year for the Class Y shares and 0.35% of average net assets per fiscal year for all other classes.  That undertaking is effective October 1, 2001 (for
Class Y only, January 1, 2001), is pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" as percentages of average daily net assets were
1.09% for Class A shares, 1.10% for Class B shares, 1.08% for Class C shares, 1.10%
for Class N shares and 0.76% for Class Y shares.  Effective November 1, 2002, the transfer agent will limit its fees to 0.35% of average daily net assets per fiscal year for Class Y shares.  "Total Annual Operating Expenses" as percentages of daily net assets after taking into account the management fee waiver and the transfer agent fee waiver were 2.10% for Class A, 2.87% for Class B, 2.85% for Class C, 2.37% for
Class N and 1.53% for Class Y.

Examples. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

  If shares are redeemed:          1 Year                3 Years              5 Years             10 Years
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class A Shares                   $802                  $1,275               $1,772              $3,135
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class B Shares                   $818                  $1,272               $1,849              $3,118(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class C Shares                   $416                  $   966              $1,640              $3,439
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class N Shares                   $368                  $   823              $1,405              $2,983
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class Y Shares                   $1,774                $4,607               $6,699              $9,835

  If shares are not redeemed:      1 Year                3 Years              5 Years             10 Years(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class A Shares                   $802                  $1,275               $1,772              $3,135
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class B Shares                   $318                  $   972              $1,649              $3,118(1)
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class C Shares                   $316                  $   966              $1,640              $3,439
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class N Shares                   $268                  $   823              $1,405              $2,983
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  -------------------------------- --------------------- -------------------- ------------------- -----------------
  Class Y Shares                   $1,774                $4,607               $6,699              $9,835

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.
1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class
B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce market and industry risks through a disciplined stock selection strategy. By using this investment strategy, the Fund expects to hold a portfolio of securities that is diversified across different countries, industries and companies. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of its assets in any one company. Also, the Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities, market conditions and in response to other economic events.

INVESTING IN EUROPE. The Fund intends to invest mainly in stocks of companies in
European countries with developed markets, such as France, Germany, England, the
Netherlands and Italy, among others. The Fund also invests in stocks of issuers of countries in Europe that have emerging markets such as Poland, Hungary and the Czech
Republic.

     European Stocks and other Equity Securities. Normally, the Fund does not expect to hold stocks of non-European companies. However, in some cases the Fund may continue to hold stock of a company that was considered to be "European" when the Fund bought it, but is no longer considered to be "European" because of a change in ownership or other event. The Fund considers an issuer to be "European" if:
     o   it is organized under the laws of a European country and has a principal office in a European country;
     o   it derives at least 50% of its total revenues from business in Europe; or
     o   its securities are traded principally on a stock exchange in Europe or in a
         European over-the-counter market.

Portfolio Turnover.  A change in the securities held by the Fund is known as
"portfolio turnover."  The Fund may engage in short-term trading to try to achieve its objective.  It might have a turnover rate in excess of 100% annually.  Portfolio turnover increases brokerage costs the Fund pays.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.  The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during past fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees
can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy.
Other investment restrictions that are fundamental policies are listed in the
Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risk.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of derivative investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, forward contracts and other hedging instruments are examples of derivatives the Fund might use.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, might not perform the way the Manager expects it to. As a result, the
         Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. Certain derivatives held by the Fund may be illiquid.

     o   Hedging. The Fund can buy and sell futures contracts, forward contracts and put and call options. These are all referred to as "hedging instruments."  The
         Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal and does not use them currently to a significant degree.
         Forward contracts could be used to try to manage foreign currency risks on the
         Fund's foreign investments. Foreign currency options might be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

         There are special risks in using hedging strategies. Options trading involves the payment of premiums and has special tax effects on the Fund. If the
         Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.  Generally, they would be high-quality, short-term money market instruments such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits
         or repurchase agreements.    The Fund could also hold these types of
         securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the
Manager's responsibilities. The investment advisory agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its affiliates managed assets of more than $120 billion as of September 30, 2002, including other Oppenheimer funds, with more than 7 million shareholder accounts.  The
Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Management. The Fund is managed by a portfolio management team comprised of investment professionals selected from the Manager's global team in its equity portfolio department. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Randall Dishmon, an
         Assistant Vice President of the Manager who joined the Manager in June 2001, coordinates decisions by that team. Certain members of the Fund's portfolio management team have portfolio management responsibilities for other
         Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.80%
         of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. The Fund's management fee for its fiscal year ended August 31, 2002 was 0.80% of the average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account
       Application and return it with a check payable to "OppenheimerFunds Distributor,
       Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o   Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire, and to receive further instructions.
   o   Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay
       for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
   o   Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the
       Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of
$1,000 and make additional investments at any time with as little as $25 (effective
November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.

   o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25.
o        The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
       Under retirement plans, such as IRAs, pension and profit-sharing plans and
       401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.
o        To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November 1, 2002 is $50.
   o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of
       Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset values of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The
       Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

       The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

       If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The
       New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the
       Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.  When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for the regular accounts or certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
       below.
----------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?"
       below.
----------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
       below.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?"
       below.
----------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

       The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than
       $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

       However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

       And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
       Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the
       Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

       The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------ --------------------- ------------------------ --------------------
                                                   Front-End Sales         Front-End Sales
                                                     Charge As a             Charge As a           Concession As
                                                    Percentage of         Percentage of Net        Percentage of
Amount of Purchase                                  Offering Price         Amount Invested        Offering Price
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
Less than $25,000                                       5.75%                   6.10%                  4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$25,000 or more but less than $50,000                   5.50%                   5.82%                  4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$50,000 or more but less than $100,000                  4.75%                   4.99%                  4.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$100,000 or more but less than $250,000                 3.75%                   3.90%                  3.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$250,000 or more but less than $500,000                 2.50%                   2.56%                  2.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$500,000 or more but less than $1 million               2.00%                   2.04%                  1.60%
------------------------------------------------ --------------------- ------------------------ --------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a
         Letter of Intent, as described in "Reduced Sales Charges" in the Statement of
         Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March
         1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases, plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge")
         may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption
                  (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the
         Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

       The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            Contingent Deferred Sales Charge on
  Years Since Beginning of Month in Which                   Redemptions in That Year
  Purchase Order was Accepted                               (As % of Amount Subject to Charge)
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  0 - 1                                                     5.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  1 - 2                                                     4.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  2 - 3                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  3 - 4                                                     3.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  4 - 5                                                     2.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  5 - 6                                                     1.0%
  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------
  More than 6                                               None

   In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class
       A shares 72 months after you purchase them. This conversion feature relieves
       Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.
       For further information on the conversion feature and its tax implications, see
       "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group  retirement  plan is terminated or Class N shares of all  Oppenheimer funds are  terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any Oppenheimer fund, or

o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months  of  the  plan's  first  purchase  of  Class  N  shares  of any
                  Oppenheimer fund.

         Retirement  plans  that  offer  Class  N  shares  may  impose  charges  on plan participant accounts.  The procedures for buying,  selling,  exchanging and transferring the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado)  and the special  account  features applicable to purchasers  of those other classes of shares  described  elsewhere in this prospectus  do not  apply to Class N shares  offered  through a group  retirement  plan.
Instructions  for buying,  selling,  exchanging or  transferring  Class N shares offered
through  a  group   retirement  plan  must  be  submitted  by  the  plan,  not  by  plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies and employee benefit plans.  Individual investors cannot buy Class Y shares directly.

       An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the
Fund.  With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has
       adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class
       C and Class N shares and servicing accounts.  Under the plans, the Fund pays the
       Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

       The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

       The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.
       The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

       The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
       Including the advance of the service fee, the total amount paid by the
       Distributor to the dealer at the time of sale of Class B shares is therefore
       4.0% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

       The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.
       Including the advance of the service fee, the total amount paid by the
       Distributor to the dealer at the time of sale of Class C shares is therefore
       1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional Information for exceptions.

       The Distributor  currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the  time of sale.
       Including  the  advance  of  the  service  fee,  the  total  amount  paid  by the
       Distributor  to the  dealer  at the time of sale of Class N shares  is  therefore
       1.0% of the  purchase  price.  The  Distributor  retains  the  asset-based  sales charge  on Class N  shares.  See the  Statement  of  Additional  Information  for
       exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution.  It must be an Automated
Clearing House (ACH) member.  AccountLink lets you:
   o   transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
   o   have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
       You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

       AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish
AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
       OppenheimerFunds account you have already established by calling the special
       PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
       PhoneLink number and the Fund will send the proceeds directly to your
       AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call
1.800.225.5677 for information about which transactions may be handled this way.
Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE
       IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The redemption fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

The redemption fee is not imposed on shares: held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal
Revenue Code, Section 403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code, redeemed under automatic withdrawal plans or pursuant to automatic re-balancing in
OppenheimerFunds Portfolio Builder accounts, redeemed due to death or disability of the shareholder, or redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o   You wish to redeem more than $100,000 and receive a check
   o   The redemption check is not payable to all shareholders listed on the account statement
   o   The redemption check is not sent to the address of record on your account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

        If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an
       OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
o        To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
       AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED  SALES  CHARGES  AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B, Class C or Class N contingent  deferred  sales charge and redeem  any of those  shares  during  the  applicable  holding  period  for the class of shares,  the  contingent  deferred  sales  charge will be deducted  from the  redemption proceeds  (unless  you are  eligible  for a waiver  of that  sales  charge  based on the categories  listed in Appendix B to the  Statement  of  Additional  Information  and you
advise  the  Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request).

       A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix B to the
              Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the
Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

   o   Shares of the fund selected for exchange must be available for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

       You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.225.5677, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   o   Shares are normally  redeemed from one fund and purchased  from the other fund in the exchange  transaction on the same regular  business day on which the Transfer
       Agent  receives an exchange  request  that  conforms  to the  policies  described above.  It must be received by the close of The New York Stock Exchange that day, which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase of shares of the fund you are  exchanging  into up to seven days if it determines it would be disadvantaged by a same day exchange.

   o   The interests of the Fund's long-term  shareholders and its ability to manage its investments may be adversely  affected when its shares are repeatedly  bought and sold in  response  to  short-term  market  fluctuations--also  known  as  "market timing."  When large dollar  amounts are involved,  the Fund may have  difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will  have to  invest.  Market  timing  also may  force  the Fund to sell portfolio  securities at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's  performance  and its  shareholders.  When the  Manager  believes  frequent  trading  would  have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the  Fund may  reject  purchase  orders  and  exchanges  into the Fund by any person, group or account that the Manager believes to be a market timer.

   o   The Fund may amend,  suspend or terminate the exchange privilege at any time. The
       Fund will provide you notice  whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

   o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

   o   The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed
       (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" in this prospectus.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
       Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in
       NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.
       The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the
       Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer
       Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

       If you want to receive multiple copies of these materials, you may call the
       Transfer Agent at 1.800.225.5677.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses, reports and privacy policy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.
There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT ARE YOUR CHOICES FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions
       (dividends, short-term capital gains or long-term capital gains distributions)
       in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
       AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

       Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.87          $11.28
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)             --
(.06)             .02
 Net realized and unrealized gain (loss)          (1.41)          (4.41)
1.12              .76

-------------------------------------------------------
 Total from investment operations                 (1.44)          (4.41)
1.06              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.43          $ 6.87
$11.28           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.96)%        (39.10)%
9.99%            7.80%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $5,842          $6,630
$11,809           $4,347
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $6,847          $9,051          $
8,366           $3,473
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                     (0.42)%         (0.06)%
(0.73)%           0.54%
 Expenses                                          2.38%           1.87%
1.94%            1.61%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.10%           1.87%
1.92%            1.61%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

19 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.74          $11.15
$10.73           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.09)           (.06)
(.08)            (.03)
 Net realized and unrealized gain (loss)          (1.37)          (4.35)
1.04              .76

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.41)
..96              .73
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.28          $ 6.74
$11.15           $10.73

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.66)%        (39.55)%
9.09%            7.30%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $3,836          $5,129
$6,685             $851
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $5,012          $5,829
$3,954             $401
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.21)%         (0.85)%
(1.56)%          (0.87)%
 Expenses                                          3.15%           2.68%
2.77%            2.60%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.87%           2.68%
2.75%            2.60%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

20 OPPENHEIMER EUROPE FUND

 CLASS C   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.76          $11.20
$10.76           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.07)           (.04)
(.08)            (.02)
 Net realized and unrealized gain (loss)          (1.39)          (4.40)
1.06              .78

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.44)
..98              .76
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.30          $ 6.76
$11.20           $10.76

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.60)%        (39.64)%
9.26%            7.60%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $1,258          $1,422
$1,413             $133
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,389          $1,823           $
811             $ 52
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.30)%         (0.61)%
(1.56)%          (0.82)%
 Expenses                                          3.13%           2.69%
2.77%            2.57%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.85%           2.69%
2.75%            2.57%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

21 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS N   YEAR ENDED AUGUST 31,                            2002         2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 6.85         $ 8.21
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)           .01
 Net realized and unrealized loss                          (1.43)         (1.37)
                                                          ----------------------
 Total from investment operations                          (1.46)         (1.36)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --             --
 Distributions from net realized gain                         --             --
 Distributions in excess of net realized gain                 --             --
                                                          ----------------------
 Total dividends and/or distributions to shareholders         --              --
--------------------------------------------------------------------------------
 Net asset value, end of period                           $ 5.39         $ 6.85
                                                          ======================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (21.31)%      (16.57)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $56             $1
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $76             $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      0.15%          0.20%
 Expenses                                                   2.65%          1.74%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and voluntary
 waiver of expenses                                         2.37%          1.74%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                     287%           285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

22 OPPENHEIMER EUROPE FUND

 CLASS Y   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.94          $11.32
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.10)            .03
(.05)             .04
 Net realized and unrealized gain (loss)          (1.32)          (4.41)
1.15              .74

-------------------------------------------------------
 Total from investment operations                 (1.42)          (4.38)
1.10              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.52          $ 6.94
$11.32           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.46)%        (38.69)%
10.41%            7.80%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $68              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $12              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      0.46%           0.37%
(0.30)%           0.65%
 Expenses                                         19.08%         211.24%(4)
1.51%            1.52%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      1.53%           1.44%
1.49%            1.52%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

INFORMATION AND SERVICES

For More Information on Oppenheimer Europe Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------- --------------------------------------------------------------------
By Telephone:                                     Call OppenheimerFunds Services toll-free:
                                                  CALL.OPP (1.800.225.5677)
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
By Mail:                                          Write to:
                                                  OppenheimerFunds Services
                                                  P.O. Box 5270
                                                  Denver, Colorado 80217-5270
------------------------------------------------- --------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------
On the Internet:                                  You can send us a request by e-mail or read or
                                                  down-load documents on the
                                                  OppenheimerFunds website:
                                                  www.oppenheimerfunds.com
                                                  ------------------------
------------------------------------------------- --------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained
                                                -----------
after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington,
D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                           The Fund's shares are distributed by:

The Fund's SEC File No.: 811-09097                                                    [logo] OppenheimerFunds(R)
PR0261.001.1002                                                                                Distributor, Inc.
Printed on recycled paper.

                               Appendix to Prospectus of
                                Oppenheimer Europe Fund

         Graphic  Material  included  in the  Prospectus  of  Oppenheimer  Europe  Fund:
"Annual Total Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer  Europe Fund (the
"Fund")  depicting  the annual  total  return of a  hypothetical  investment  in Class A shares  of the Fund for the  calendar  year  ended  12/31/00,  without  deducting  sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar          Oppenheimer
Year                       Europe Fund
Ended                      Class A Shares
-----                      --------------

12/31/00          -23.76%
12/31/01                   -25.87%

  OPPENHEIMER EUROPE FUND
                                 Supplement dated January 13, 2003 to the
                                   Statement of Additional Information
                                         Dated October 23, 2002

1.       Effective  December 31, 2002,  Mr. Leon Levy  resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board,  effective January 1,
     2003.  Therefore,  the Statement of Additional  Information  is revised by deleting the biography for Mr. Levy on page 24 and by adding the following to Mr.  Yeutter's biography:  "Chairman of the Board of Trustees."

2.   In the Trustee compensation table on page 28, the title of "Chairman" after
     Mr.  Levy's  name is  deleted  and the  title  of  "Chairman"  is added  after  Mr.
Yeutter's
     name.  In addition, the following footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

                 7. Effective January 1, 2003, Clayton Yeutter became
                     Chairman of the Board of Trustees of the Board
                     I Funds upon the retirement of Leon Levy.

January 13, 2003                                                                261PX007

Oppenheimer Europe Fund

6803 South Tucson Way, Englewood, Colorado  80112
1.800.525.7048

Statement of Additional Information dated October 23, 2002

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated October 23, 2002. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer
Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...................................
2
     The Fund's Investment Policies.....................................................................
2
     Other Investment Techniques and Strategies.........................................................
5
     Investment Restrictions............................................................................
18
How the Fund is Managed ................................................................................
20
     Organization and History...........................................................................
20
     Trustees and Officers of the Fund..................................................................
22
     The Manager........................................................................................
30
Brokerage Policies of the Fund..........................................................................
31
Distribution and Service Plans..........................................................................
33
Performance of the Fund.................................................................................
37
About Your Account
How To Buy Shares.......................................................................................
42
How To Sell Shares......................................................................................
53
How To Exchange Shares..................................................................................
57
Dividends, Capital Gains and Taxes......................................................................
61
Additional Information About the Fund...................................................................
65

Financial Information About the Fund
Independent Auditors' Report............................................................................
67
Statement of Assets & Liabilities.......................................................................
68

Appendix A: Corporate Industry Classifications..........................................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............................................
B-1

                                                    8
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The
Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X| Foreign Investing. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in foreign over-the-counter markets.
Securities of foreign issuers that are listed on a U.S. securities exchanges or traded in U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.
After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities. Notwithstanding the foregoing, the
Fund may invest up to 20% of its net assets in the euro for investment purposes.

         |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         A number of current significant political demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern
European countries, Germany and the Republics comprising the former Soviet Union, as well as unification of the European Economic Community. The course of any of one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services is uncertain. With roughly two-thirds of all outstanding equity securities now traded outside of the United States the Fund's global scope enables it to attempt to take advantage of other world markets and companies and to seek to protect itself against any single economy.

         |_| European Stocks and Other Equity Securities. The Fund does not limit its investments in
European equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based upon the
Manager's judgment of where are the best market opportunities to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller-capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger-capitalization issuers.

         In determining the European equity investments to be made for the Fund, the Manager seeks to apply a strategic investment policy that provides for the selection of securities that meet certain quantitative standards determined by the Manager. The quantitative model considers all European issuers and generates a proposed buy/sell list of equity securities without regard to specific geographic location, company or industry. The Fund will consider European stocks of closed-end management investment companies, the assets of which are invested primarily in European stocks, to be securities of
European companies.

         |_| Special Risks of "Emerging Markets."  Investments in securities traded in "emerging markets" (which are trading markets that are relatively new in countries with developing economies)
involve more risks than other foreign securities. Emerging markets may have extended settlement periods for securities transactions so that the Fund might not receive the repayment of principal or income on its investments on a timely basis, which could affect its net asset values. There may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile. Government limitations on foreign investments may be more likely to be imposed than in more developed countries. Emerging markets may respond in a more volatile manner to economic changes than those of more developed countries.

         |_| Eastern European Markets. The Fund may invest in the securities of issuers domiciled in
Eastern European countries. Investment in the securities of issuers in Eastern European markets involves certain additional risks not involved in investment in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability (including the possibility that such countries could revert to a centralist planned government), increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence of possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions on investment in issuers or industries deemed sensitive to national interests, and (iv) the lack of developed legal structures governing private and foreign investments and private property.

         |X| Rights and Warrants. The Fund may invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Investments in Bonds, Other Debt Securities and Convertible Securities. The Fund is
permitted to invest in bonds, debentures and other debt securities. However, as the Fund currently emphasizes investments in equity securities, such as stocks, the Fund does not anticipate that under normal market conditions it will invest more than 5% of its total assets in debt securities in the coming year. For temporary defensive purposes, in times of adverse market or economic conditions, the
Fund may invest up to 100% of its assets in debt securities. The Fund's debt investments would include investment-grade bonds. These are bonds rated at least "Baa" by Moody's Investors Service, Inc., at least "BBB" by Standard & Poor's Corporation or Fitch, Inc., or have comparable ratings by another nationally recognized statistical rating organization. In making investments in debt securities, the
Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the
Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         |X| U.S. Government Securities. Obligations of U.S. Government agencies or instrumentalities
(including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S.
Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies'
obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.
The Fund will invest in U.S. Government securities of such agencies and instrumentalities only when the
Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

         |X| Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact by the Manager investment decision than in the case of non-convertible debt fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the
Manager examines the following factors:

(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

         |_| Portfolio Turnover. "Portfolio turnover" describes the rate at which the fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund may have a portfolio turnover rate of more than 100%
annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

         |X| Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

         |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a
"when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms)
is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.
Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset values. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         Portfolio Turnover. The Fund does not expect to engage frequently in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

         |X| Borrowing. The Fund has the ability to borrow one-third the value of its total assets from banks. The Fund may borrow as a temporary measure for extraordinary or emergency purposes. The Fund may also borrow on an unsecured basis to invest the borrowed funds in portfolio securities. This is a speculative investment technique known as "leverage" and the Fund currently does not contemplate using
it. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset values per share might fluctuate more than that of funds that do not borrow.

         |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.
They must meet credit requirements set by the Fund's Board of Trustees from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act of 1940 (the
"Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an  Exemptive  Order issued by the  Securities  and  Exchange  Commission,  the Fund,
along with other affiliated  entities managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase accounts.  These balances are invested in one or more repurchase  agreements, secured by U.S.  government  securities.  Securities  pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase  arrangement  requires that the market value of the  collateral be sufficient to cover  payments of interest and  principal;  however, in the event of default by the other party to the  agreement,  retention of the  collateral may be subject to legal proceedings.

         |X| Illiquid and Restricted Securities. The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule
144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the
Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

         The Fund must receive collateral for a loan. Under current applicable regulatory requirements
(which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X| Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the
Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
         |_| sell futures contracts,
         |_| buy puts on such futures or on securities, or
         |_| write covered calls on securities or futures. Covered calls may also be used for liquidity purposes, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
         |_| buy futures, or
         |_| buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as "stock index futures") (2) bond indices (these are referred to as
"bond index futures"), (3) debt securities (these are referred to as "interest rate futures"), and (4)
foreign currencies (these are referred to as "forward contracts").

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly.
Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver (and the  purchaser to take) cash or a specified type of debt security to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked-to-market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on other types of futures described above.

                  |_| Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to
25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to
the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a  "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.
The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment.
That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  |_| Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The
Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.
The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency.
However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the
U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the
Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the
Fund's custodian bank.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset values being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities.
However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.
Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in"
the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders
(usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S.
dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.
The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.
As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade.
If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.
The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.
Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the
Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the
Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the
Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the
Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's custodian bank.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.
In addition, Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal
Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the
Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the
              Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |_| Temporary Defensive Investments. These can include (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_| more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the
Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

         |_| The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

         |_| The Fund cannot lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase. However, the Fund is not prohibited from engaging in repurchase transactions nor from making loans of portfolio securities.

         |_| The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any single industry. However, there is no limitation on investments in U.S. Government securities.

         |_| The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

         |_| The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         |_| The Fund cannot borrow money in excess of one-third of the value of its total assets. The
Fund can borrow only from banks. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

         |_|  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         |_| The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt. Collateral arrangements for premium and margin payments in connection with hedging instruments are not deemed to be a pledge of assets.

         |X| Non-Fundamental Investment Restrictions. The following operating policies of the Fund are not fundamental policies and, as such, may be changed by vote of a majority of the Fund's Board of
Trustees without shareholder approval. These additional restrictions provide that:

         |_| The Fund cannot purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

         |_| The Fund cannot invest in companies for the purpose of acquiring control or management those companies.

         |_| The Fund cannot invest or hold securities of any issuer if officers and trustees of the
Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         As a matter of non-fundamental policy, the Fund also may invest all of its assets in the securities of a single open-end management investment company for which the Manager or one of its subsidiaries or a successor is advisor or sub-advisor, notwithstanding any other fundamental investment policy or limitation. The Fund is permitted by this policy (but not required) to adopt a "master-feeder"
structure in which the Fund and other "feeder" funds would invest all of their assets in a single pooled
"master fund" in an effort to take advantage of potential efficiencies. The Fund has no present intention of adopting a "master-feeder" structure. The Fund would seek approval of its Board of
Trustees, and update its Prospectus and this Statement of Additional Information, prior to adopting a
"master-feeder" structure.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the
Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional
Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund was organized in November 1998 as a Massachusetts business trust. The
Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

            Classes of Shares.  The  Trustees  are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Trustees  may  reclassify  unissued  shares of the Fund into additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or  subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.
All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares.
Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

            Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

            Shareholder  and  Trustee  Liability.  The  Fund's  Declaration  of  Trust  contains  an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also provides for indemnification  and  reimbursement  of  expenses  out of the Fund's  property  for any  shareholder  held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any  judgment  on that claim.  Massachusetts  law permits a  shareholder  of a business trust  (such as the  Fund) to be held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk  that a Fund  shareholder  will  incur  financial  loss  from  being  held  liable as a
"partner" of the Fund is limited to the relatively remote  circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the
Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The
members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The
Audit Committee held five meetings during the Fund's fiscal year ended August 31, 2002. The Audit
Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth
Moynihan.  The Study Committee held six meetings during the Fund's fiscal year ended August 31, 2002.
The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds and Clayton
Yeutter.  The Proxy Committee held one meeting during the Fund's fiscal year ended August 31, 2002.  The
Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the Fund ("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                         Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                  Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                 Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or  director  of the Board I Funds,  Mr.  Galli is also a director or  trustee  of 10  other  portfolios  in  the  OppenheimerFunds  complex.  Present  or  former  officers, directors,  trustees and employees (and their  immediate  family members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are permitted to purchase Class
A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the  economies of sales efforts  realized by the Distributor.

         Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack, and Mses. Bechtolt, Feld and
Ives and respectively hold the same offices with one or more of the other Board I Funds as with the
Fund.  As of September 26, 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the
Manager or Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated Transactions and Material Business Relationships. Mr. Reynolds has reported he has a controlling interest in The Directorship Search Group, Inc. ("The Directorship Search Group"), a
director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December
31, 2001, an amount representing less than 5% of the annual revenues of The Directorship Search Group,
Inc. Mr. Reynolds estimates that The Directorship Search Group will bill Massachusetts Mutual Life
Insurance Company $150,000 for services to be provided during the calendar year 2002.

         The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual
Life Insurance Company were not material business or professional relationships that would compromise
Mr. Reynolds' status as an Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of
Independent Trustees approved the matter.

The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
Position(s) Held with                                                                       Beneficially     Oppenheimer
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the   Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund         by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.        $0             None
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1959         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 76                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly        $0         Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced        $0         Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of        $0         Over $100,000
Trustee since 1974         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Joel W. Motley,            Director (January 2002-present), Columbia Equity Financial      None1                None1
Trustee since 2002         Corp. (privately-held financial adviser); Managing Director
Age: 50                    (January 2002-present), Carmona Motley, Inc. (privately-held financial adviser); Formerly he held the following positions:
                           Managing Director (January 1998-December 2001), Carmona
                           Motley Hoffman Inc. (privately-held financial adviser);
                           Managing Director (January 1992-December 1997), Carmona
                           Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer
Trustee since 1992         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 72                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New        $0        $50,001-$100,000
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility        $0         Over $100,000
Trustee since 1980         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real    $1-10,000     $50,001-$100,000
Trustee since 1993         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.        $0        $10,001-$50,000
Trustee since 1989         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.        $0         Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1985         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other        $0        $50,001-$100,000
Trustee since 1991         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
1 Mr. Motley was elected as Trustee to the Board I Funds effective October 10, 2002.
         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr.
Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal   Occupation(s)   During   Past  5   Years  /  Other   Dollar Range      Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                             of Shares      Owned in any
Position(s) Held with                                                                       Beneficially       of the
Fund and Length of         Trusteeships/Directorships   Held  by   Trustee  /  Number  of   Owned in the     Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee             Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;        $0         Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows: Messrs. Molleur and Zack and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Ms. Ives is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer (since      Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999)                        Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer (since         President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
August 15, 2002)                   was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary (since November 1,       the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
2001)                              Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary
(since August 15, 2002)            associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
(since November 1, 2001)           President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

         Remuneration of Trustees. The officers of the Fund and one of the Trustees of the Fund (Mr.
Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining
Trustees of the Fund received the compensation shown below.  The compensation from the Fund was paid during its fiscal year ended August 31, 2002.  The compensation from all of the Board I funds (including the Fund) was received as a director, trustee or member of a committee of the Board during the calendar year 2001.

===============================================================================================================================
                                  As of Fiscal Year Ended 8/31/02                      As of December 31, 2001

      Trustee Name and
         Other Fund
        Position(s)
      (as applicable)
                             --------------------------------------------------------------------------------------------------
                                                                                 Estimated              Total Compensation
                                                                                  Annual                     From All
                                                        Retirement              Retirement                 Oppenheimer
                                                         Benefits            Benefits Paid at            Funds For Which
                                   Aggregate            Accrued as            Retirement from           Individual Serves
                                 Compensation          Part of Fund          all Board I Funds         As Trustee/Director
                                  from Fund1             Expenses               (33 funds)2                 (33 Funds)
                                                                                                    ===========================
===============================================================================================================================
Leon Levy                             $66                  $16                   $137,560                    $173,700
Chairman
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Robert G.                             $40                  $47                   $32,7662                   $202,8863
Galli
Study Committee Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Phillip Griffiths                    $234                  $12                    $6,803                     $54,889
-------------------------------------------------------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------------------------
Benjamin                              $57                   $0                   $118,911                    $150,152
Lipstein              Study
Committee Chairman, Audit
Committee Member
-------------------------------------------------------------------------------------------------------------------------------
                             --------------------------------------------------------------------------------------------------
Joel W. Motley6                       $0                    $0                      $0                          $0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Elizabeth B. Moynihan                 $40                  $61                    $52,348                    $105,760
Study Committee Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Kenneth A.                            $37                  $37                    $76,827                    $97,012
Randall            Audit
Committee Chairman
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Edward                                $37                  $65                    $42,748                    $95,960
Regan
Proxy Committee Chairman,
Audit Committee Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr.              $27                  $40                    $46,197                    $71,792
Proxy Committee Member
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Donald Spiro                          $28                  $15                    $3,625                     $64,080
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Clayton K.                           $275                  $31                    $31,982                    $71,792
Yeutter
Proxy Committee Member
===============================================================================================================================
1.       Aggregate compensation from the Fund includes fees and deferred compensation, if any.
2.       Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The
         amount for Mr. Galli includes $14,818 for serving as a trustee or director of 10 Oppenheimer funds that are not
          Board I Funds.
3.   Includes $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I
     Funds.
4.   Aggregate compensation from the Fund includes $23 deferred under Deferred Compensation
     Plan described below.
5.   Aggregate compensation from the Fund includes $7 deferred under Deferred Compensation
         Plan described below.
6.   Elected to the Board on October 10, 2002 and therefore did not receive any compensation.

         |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

         |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred
Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any
Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of September  26, 2002,  the only persons who owned of record or who were known by the Fund to own  beneficially 5% or more of the Fund's  outstanding  Class A, Class B, Class
C, Class N and Class Y shares were:

Charles Schwab & Co. Inc.,  Special Custody Account for the exclusive  benefit of customers,  Attn: Mutual
Funds, 101 Montgomery  Street,  San Francisco,  California  94104-4122,  which owned  171,961.874  Class A shares (15.81% Class A shares then outstanding).

RPSS TR IRA FBO George J Ferguson,  635 Sunnyslope  Road,  Elm Grove,  Wisconsin  53122-2463,  which owned
6,976.676 Class N shares (49.07% of the Class N shares then outstanding).

Donaldson  Lufkin  Jenrette  Securities  Corporation  Inc.,  P. O.  Box  2052,  Jersey  City,  New  Jersey
07303-9998, which owned 1,816.508 Class N shares (12.77% of the Class N shares then outstanding).

RPSS TR ROLLOVER IRA FBO Faye L. Phillips,  1801 Vista Del Oro, Fullerton,  California  92831-1331,  which owned 1,130.905 Class N shares (7.95% of the Class N shares then outstanding).

RPSS TR ROLLOVER IRA FBO Paul E.  Kirschner,  1608 Viewcrest  Circle,  Burnsville,  Minnesota  55306-5387,
which owned 2,620.896 Class N shares (18.43% of the Class N shares then outstanding).

Persumma Financial Services Mass Mutual Financial Group, 1295 State Street #N328, Springfield,
Massachusetts 01111-0001, which owned 7,353.711 Class N shares (98.65% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the
SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |_| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The
Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

                        --------------------------- ------------------------------------------
                               Fiscal Year                   Management Fee Paid to
                                Ended 8/31                   OppenheimerFunds, Inc.
                        --------------------------- ------------------------------------------
                        --------------------------- ------------------------------------------
                                   2000                             $104,783
                        --------------------------- ------------------------------------------
                        --------------------------- ------------------------------------------
                                   2001                             $133,645
                        --------------------------- ------------------------------------------
                        --------------------------- ------------------------------------------
                                   2002                             $106,734
                        --------------------------- ------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name and the name of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers, that the Managers thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the
Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, the Manager may select brokers (other than affiliates)
that provide brokerage and/or research services for the Fund and/or the other accounts over which the
Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees permits the
Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the
Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

   ----------------------------------------- ----------------------------------------------------------------------
           Fiscal Year Ended 8/31:                       Total Brokerage Commissions Paid by the Fund1
   ----------------------------------------- ----------------------------------------------------------------------
   ----------------------------------------- ----------------------------------------------------------------------
                     2000                                                  $144,706
   ----------------------------------------- ----------------------------------------------------------------------
   ----------------------------------------- ----------------------------------------------------------------------
                     2001                                                  $198,521
   ----------------------------------------- ----------------------------------------------------------------------
   ----------------------------------------- ----------------------------------------------------------------------
                     2002                                                  $138,1212
   ----------------------------------------- ----------------------------------------------------------------------
1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended  8/31/02,  the amount of  transactions  directed to brokers for research services  was  $1,174,364  and the  amount of the  commissions  paid to  broker-dealers  for those services was $2,346.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the
Fund's principal underwriter in the continuous public offering of shares of the Fund's Class A, Class B,
Class C, Class N and Class Y shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. Class N shares were not publicly offered during the periods shown below.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's two most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
Fiscal Year     Aggregate          Class A            Concessions on    Concessions on   Concessions on     Concessions on
                Front-End Sales    Front-End Sales    Class A Shares    Class B Shares   Class C Shares     Class N Shares
Ended 8/31:     Charges on Class   Charges Retained   Advanced by       Advanced by      Advanced by        Advanced by
                A Shares           by Distributor1    Distributor2      Distributor2     Distributor2       Distributor2
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
     2000            $81,976            $24,750            $5,233          $126,129           $8,653               N/A
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
     2001            $58,326            $21,747            $2,477           $67,090           $23,052             None3
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
     2002            $25,507            $12,154             $422            $32,732           $6,903              $134
--------------- ------------------ ------------------ ----------------- ---------------- ------------------ ------------------
1.       Includes  amounts  retained  by a  broker-dealer  that  is  an  affiliate  or  a  parent  of  the
      Distributor.
2.       The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for  sales of Class  B,  Class C and  Class N  shares  from its own  resources  at the time of sale.
      Because  Class B shares  convert to Class A shares 72 months  after  purchase,  the  "life-of-class"
      return for Class B uses Class A performance for the period after conversion.
3.       The inception date of Class N shares was March 1, 2001.

--------------- ----------------------- ----------------------- ------------------------ -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent       Class N Contingent
                Deferred Sales          Deferred Sales                                   Deferred Sales
Ended 8/31      Charges Retained by     Charges Retained by     Deferred Sales Charges   Charges Retained by
                Distributor             Distributor             Retained by Distributor  Distributor
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2001                None                  $18,231                  $1,873                    None
--------------- ----------------------- ----------------------- ------------------------ -----------------------
--------------- ----------------------- ----------------------- ------------------------ -----------------------
     2002                $56                    $8,886                   $149                     None
--------------- ----------------------- ----------------------- ------------------------ -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company
Act. Under those plans the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees2

         Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund.
In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both
Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the
Investment Company Act) of the shares of each Class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. The reports on the Class B plan and Class C plan shall also include the Distributor's distribution costs for that quarter and such costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

         |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the
Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.  With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to
March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to Recipients in advance for the first year after the shares are purchased.  After the first year shares are outstanding, the Distributor makes service fee payments to Recipients quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         For the fiscal year ended August 31, 2002, payments under the Plan for Class A shares totaled
$16,455, all of which was paid by the Distributor to recipients. That included $1,957 paid to an affiliate of the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class
B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advanced service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00%
and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B shares and Class N shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

                  When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and
Class N shares.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the
Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

  -----------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8/31/02
  -----------------------------------------------------------------------------------------------------------------
                                                                       Distributor's            Distributor's
                                                                         Aggregate              Unreimbursed
                                 Total              Amount              Unreimbursed            Expenses as %
                               Payments           Retained by             Expenses              of Net Assets
  Class                       Under Plan          Distributor            Under Plan               of Class
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class B Plan                  $50,160            $40,0821               $155,744                  4.06%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class C Plan                  $13,899             $4,9822               $55,457                   4.41%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class N Plan                   $379                $433                   None                     0%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
1.        Includes $973 paid to an affiliate of the Distributor's parent company.
2.     Includes $154 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the
Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's
Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5-, and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

         |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
         |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

----------------------------------------------------------------------------------------------
                   The Fund's Total Returns for the Periods Ended 08/31/02
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                  Cumulative Total                  Average Annual Total Returns
                      Returns
                      10 Years
                 (or life of class)
Class Of
Shares
                                       -------------------------------------------------------
                                       -------------------------------------------------------
                                                1 - Year                    5-Year
                                                                      (or life of class)
              --------------------------------------------------------------------------------
              --------------------------------------------------------------------------------
              After Sales    Without   After Sales     Without    After Sales  Without Sales
                 Charge       Sales       Charge    Sales Charge     Charge        Charge
                             Charge                     (NAV)
                 (MOP)        (NAV)       (MOP)                      (MOP)         (NAV)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A1        -46.20%      -42.92%     -25.51%       -20.96%      -16.23%       -14.80%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class B2        -46.15%      -44.57%     -25.58%       -21.66%      -16.21%       -15.51%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class C3        -44.37%      -44.37%     -22.38%       -21.60%      -15.43%       -15.43%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class N4        -35.01%      -34.35%     -22.10%       -21.31%      -24.97%       -24.46%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class Y5        -41.96%      -41.96%     -20.46%       -20.46%      -14.40%       -14.40%
----------------------------------------------------------------------------------------------
           1. Inception of Class A: 3/1/99
           2. Inception of Class B: 3/1/99
           3. Inception of Class C: 3/1/99
           4. Inception of Class N: 3/1/01
           5. Inception of Class Y: 3/1/99

--------------------------------------------------------------------------------------
        Average Annual Total Returns for Class A Shares (After Sales Charge)
                           For the Periods Ended 8/31/021
--------------------------------------------------------------------------------------
------------------------------------------ --------------------- ---------------------
                                                  1-Year                5-Year
                                                                  (or life of class)
------------------------------------------ --------------------- ---------------------
------------------------------------------ --------------------- ---------------------
After Taxes on Distributions                     -25.51%               -16.70%
------------------------------------------ --------------------- ---------------------
------------------------------------------ --------------------- ---------------------
After Taxes on Distributions and                 -15.53%               -12.43%
Redemption of Fund Shares
------------------------------------------ --------------------- ---------------------
1.       Inception date of Class A: 3/1/99

         |X| Total Return Information. There are different types of "total returns" to measure the
Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

                                        1/n
                                (ERV  )      - 1 = Average Annual Total Return
                                (---- )
                                (  P  )

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0%
in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year,
1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable. There is no sales charge for Class Y shares.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

         |_| Average Annual Total Return (After Taxes on Distributions).  The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

                  |_| Average Annual Total Return (After Taxes on Distributions and Redemptions).  The
"average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
-----
  P

         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                        ERV - P
                                        -------   = Total Return
                                          P

         |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class
B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.
Examples of these performance comparisons are set forth below.

         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on investment styles. The performance of the Fund is ranked by Lipper against all other European region funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among international stock funds.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return.  For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk.  The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive two stars and the bottom 10% receive 1 star.  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and
10-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's Class A, Class B or Class C shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other
Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.
Effective November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and shareholders must invest at least $500 before an Asset Builder Plan can be established on
          ---
a new account. Accounts established prior to November 1, 2001 will remain at $25 for additional
purchases.   Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives
Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange.
The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for
Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of
Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |_| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b)
                  plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account
(including one or more employee benefit plans of the same employer) that has multiple accounts. The
Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this
Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter.  Letters of Intent do not consider Class C or Class N shares you purchase or may have purchased.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a
13 month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other
Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.
Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the
Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other
Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a
Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the
Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the 13 month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the
Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.
Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to
Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset
Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder
Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least
$500 before an Asset Builder Plan can be established.  Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the
Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the
Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering
Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of
Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner
& Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances.
Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the
Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |_| Class B Conversion. Under current interpretation of applicable federal tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws, or the IRS interpretation of those laws should change, the automatic conversions feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money
                      Purchase Pension Plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix B to this Statement of Additional
                      Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                      recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

              The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more
                      Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored
                      Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more
                      Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
                      plan made with the redemption proceeds of Class A shares of one or more
                      Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation;
     and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the
     12-month period preceding the date the fee is deducted.

The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service
Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
                         ------------------------

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern Time."  The Exchange's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther
King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day.
Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New
York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |_| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing
                  "bid" price on the valuation date.

         |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         |_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         |_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than
              397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that has a remaining maturity of 397 days or less.

         |_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no
"asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).
The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the
Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
         |_| Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge which was paid, or
         |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to
Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The
Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional
Information. The request must:

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P
(available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.
Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.
Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How
To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class
N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional
Information)

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |_| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Effective November 1, 2002, the minimum amount that may be exchanged to each other fund account is $50.  Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares"
in the Prospectus and below in this Statement of Additional Information.

         |_| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the
Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the
Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund.
Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the
Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge.
Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer
Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a
Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer
Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.
Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y with the following exceptions:
         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
     OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer
     Cash Reserves acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer
     Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.
     Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
     Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select
     Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the
30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and
       Rochester Fund Municipals) acquired by exchange of Class A shares of any other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class
       A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of
       Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
       Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating
       Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
       Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc.
       acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o                 With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on
       Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all
       Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o         When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or
       Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends and Distributions. The Fund has no fixed dividend rate for Class B, Class C, Class N and Class Y shares, and the rate can charge for Class A shares.  There can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and
Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and
Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.
Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the
Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the
Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31
each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through
December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of
Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation  of Fund  Distributions.  The Fund  anticipates  distributing  substantially  all of its investment  company  taxable  income  for each  taxable  year.  Those  distributions  will be  taxable  to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the
35% corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31,
2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number
                                                                -------
or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         Tax  Effects of  Redemptions  of Shares.  If a  shareholder  redeems  all or a portion of his/her
                                                                                               -
shares,  the  shareholder  will recognize a gain or loss on the redeemed  shares in an amount equal to the difference  between the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person
(to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a
                                                        ---
U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this
Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager.
It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The
Fund's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER EUROPE FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Europe Fund, including the statement of investments, as of August
 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from March 1, 1999 (inception of offering) to
 August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Europe Fund as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from March 1, 1999
 (inception of offering) to August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
------------
KPMG LLP

Denver, Colorado
September 23, 2002

31 OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  August 31, 2002

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
================================================================================
 COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--20.2%
--------------------------------------------------------------------------------
 AUTOMOBILES--1.9%
 Bayerische Motoren
 Werke AG (BMW)                                          2,030        $   76,726
--------------------------------------------------------------------------------
 Porsche AG, Preferred                                     284           136,474
                                                                      ----------
                                                                         213,200

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--5.1%
 Barratt Developments plc                               33,830           219,662
--------------------------------------------------------------------------------
 Koninklijke (Royal) Philips
 Electronics NV                                         17,300           346,109
                                                                      ----------
                                                                         565,771

--------------------------------------------------------------------------------
 MEDIA--9.4%
 British Sky Broadcasting
 Group plc(1)                                           19,490           183,910
--------------------------------------------------------------------------------
 JC Decaux SA(1)                                         9,230           108,622
--------------------------------------------------------------------------------
 Pearson plc                                             5,710            56,707
--------------------------------------------------------------------------------
 Reed Elsevier plc                                      45,770           408,525
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                      11,000           196,768
--------------------------------------------------------------------------------
 WPP Group plc                                          11,010            81,069
                                                                      ----------
                                                                       1,035,601

--------------------------------------------------------------------------------
 MULTILINE RETAIL--2.0%
 Mothercare plc                                         32,400            75,179
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                    10,400           143,810
                                                                      ----------
                                                                         218,989

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.8%
 New Dixons Group plc                                   34,130            86,585
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.0%
 Hermes International SA                                   830           115,097
--------------------------------------------------------------------------------
 CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
 BEVERAGES--1.1%
 Diageo plc                                              9,670           116,976
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.5%
 Boots Co. plc                                           4,415            37,426
--------------------------------------------------------------------------------
 Delhaize Group                                            700            20,945
                                                                      ----------
                                                                          58,371

--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.8%
 Cadbury Schweppes plc                                  26,465           191,491
--------------------------------------------------------------------------------
 Nestle SA                                                 550           118,011
                                                                      ----------
                                                                         309,502

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.7%
 Reckitt Benckiser plc                                  10,140        $  187,599
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.1%
 L'Oreal SA                                              1,730           124,786
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.6%
 Tod's SpA                                               4,400           176,918
--------------------------------------------------------------------------------
 ENERGY--0.9%
--------------------------------------------------------------------------------
 OIL & GAS--0.9%
 ENI SpA                                                 6,500            98,423
--------------------------------------------------------------------------------
 FINANCIALS--14.4%
--------------------------------------------------------------------------------
 BANKS--6.4%
 DePfa Bank plc                                          1,900           104,347
--------------------------------------------------------------------------------
 Lloyds TSB Group plc                                   23,350           201,911
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group plc (The)                                7,790           185,937
--------------------------------------------------------------------------------
 Sanpaolo IMI SpA                                       10,400            86,388
--------------------------------------------------------------------------------
 Standard Chartered plc                                 11,250           128,779
                                                                      ----------
                                                                         707,362

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--4.5%
 Collins Stewart Ltd.                                   42,820           197,390
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                             13,600           294,759
                                                                      ----------
                                                                         492,149

--------------------------------------------------------------------------------
 INSURANCE--2.1%
 Aviva plc                                              17,350           133,925
--------------------------------------------------------------------------------
 Royal & Sun Alliance
 Insurance Group plc                                    48,230            92,886
                                                                      ----------
                                                                         226,811

--------------------------------------------------------------------------------
 REAL ESTATE--1.4%
 Rodamco Europe NV                                       3,900           158,727
--------------------------------------------------------------------------------
 HEALTH CARE--23.1%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.6%
 Qiagen NV(1)                                           10,500            63,844
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--10.8%
 Amersham plc                                           11,530           101,485
--------------------------------------------------------------------------------
 Elekta AB, B Shares(1)                                 46,900           487,116
--------------------------------------------------------------------------------
 Essilor International SA                                3,400           133,709
--------------------------------------------------------------------------------
 Instrumentarium Corp.
 Oyj                                                     7,000           162,629
--------------------------------------------------------------------------------
 Radiometer AS, Cl. B                                    1,300            48,075
--------------------------------------------------------------------------------
 Smith & Nephew plc                                     45,560           262,526
                                                                      ----------
                                                                       1,195,540

12 OPPENHEIMER EUROPE FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.6%
 Fresenius AG, Preference                                   4,094       $132,495
--------------------------------------------------------------------------------
 Nicox SA(1)                                               24,440        381,096
                                                                        --------
                                                                         513,591

--------------------------------------------------------------------------------
 PHARMACEUTICALS--7.1%
 GlaxoSmithKline plc, ADR                                   1,750         66,307
--------------------------------------------------------------------------------
 Novartis AG                                                5,081        206,192
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                       3,931        235,741
--------------------------------------------------------------------------------
 Shire Pharmaceuticals
 Group plc(1)                                              19,950        191,645
--------------------------------------------------------------------------------
 UCB SA                                                     2,900         82,790
                                                                        --------
                                                                         782,675

--------------------------------------------------------------------------------
 INDUSTRIALS--19.5%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.9%
 Amadeus Global Travel
 Distribution SA                                           28,100        152,945
--------------------------------------------------------------------------------
 BTG plc(1)                                                25,530         86,488
--------------------------------------------------------------------------------
 Buhrmann NV                                                7,000         50,114
--------------------------------------------------------------------------------
 Rentokil Initial plc                                      31,310        115,393
--------------------------------------------------------------------------------
 Societe BIC SA                                             3,550        135,778
                                                                        --------
                                                                         540,718

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--2.6%
 Grupo Dragados SA                                          6,280         89,918
--------------------------------------------------------------------------------
 Koninklijke Boskalis
 Westminster NV                                             6,602        194,238
                                                                        --------
                                                                         284,156

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.9%
 SGL Carbon AG(1)                                           5,633        103,138
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.1%
 Aalberts Industries NV                                    16,324        236,132
--------------------------------------------------------------------------------
 MACHINERY--4.4%
 Halma plc                                                150,650        288,970
--------------------------------------------------------------------------------
 Krones AG                                                  4,221        200,768
                                                                        --------
                                                                         489,738

--------------------------------------------------------------------------------
 MARINE--1.1%
 Tsakos Energy
 Navigation Ltd.(1)                                        10,100        123,725
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--1.7%
 Electrocomponents plc                                     38,899        185,633
--------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--1.8%
 Eurotunnel SA(1)                                         221,610        193,426

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--8.7%
--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.9%
 Logitech International SA(1)                            3,216       $   105,436
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
 Lambda Physik AG(1)                                     9,056            74,602
--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.2%
 ASM International
 NV(1)                                                  13,400           167,768
--------------------------------------------------------------------------------
 Jenoptik AG                                            12,483           205,055
--------------------------------------------------------------------------------
 STMicroelectronics NV                                   9,760           197,175
                                                                     -----------
                                                                         569,998

--------------------------------------------------------------------------------
 SOFTWARE--1.9%
 Business Objects SA(1)                                  4,620            87,672
--------------------------------------------------------------------------------
 Software AG                                             3,057            38,404
--------------------------------------------------------------------------------
 UBI Soft
 Entertainment SA(1)                                     5,480            85,988
                                                                     -----------
                                                                         212,064

--------------------------------------------------------------------------------
 MATERIALS--2.2%
--------------------------------------------------------------------------------
 CHEMICALS--2.2%

 Givaudan                                                  586           245,615
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--0.5%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
 BT Group plc                                           18,960            58,658
--------------------------------------------------------------------------------
 UTILITIES--1.0%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.4%
 Electricidade de
 Portugal SA                                            27,100            44,384
--------------------------------------------------------------------------------
 WATER UTILITIES--0.6%
 AWG plc(1)                                              8,620            65,671
                                                                     -----------
 Total Common Stocks
 (Cost $12,379,564)                                                   10,981,611
                                                         UNITS

================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Banca Bipielle Network
 SpA Wts., Exp. 12/31/03(1)

 (Cost $0)                                               1,200                --

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $12,379,564)                                       99.3%       10,981,611
--------------------------------------------------------------------------------
 OTHER ASSETS NET
 OF LIABILITIES                                            0.7            78,058
                                                        ------------------------
 NET ASSETS                                              100.0%      $11,059,669
                                                        ========================

13 OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC
DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS
AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC DIVERSIFICATION           MARKET VALUE                      PERCENT
--------------------------------------------------------------------------------
 Great Britain                         $ 4,008,733                         36.5%
 France                                  1,799,090                         16.4
 The Netherlands                         1,708,459                         15.6
 Germany                                   967,662                          8.8
 Switzerland                               675,254                          6.2
 Sweden                                    487,116                          4.4
 Italy                                     361,729                          3.3
 Finland                                   306,439                          2.8
 Spain                                     242,863                          2.2
 Norway                                    123,725                          1.1
 Ireland                                   104,347                          1.0
 Belgium                                   103,735                          0.9
 Denmark                                    48,075                          0.4
 Portugal                                   44,384                          0.4
                                       -----------------------------------------
 Total                                 $10,981,611                        100.0%
                                       =========================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2002

================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $12,379,564)--see accompanying
   statement                                                        $10,981,611
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                    2,532
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       514,055
 Dividends                                                               36,825
 Other                                                                      737
                                                                    ------------
 Total assets                                                         11,535,760

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Bank overdraft                                                         303,817
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                  81,959
 Investments purchased                                                   31,940
 Shareholder reports                                                     21,880
 Transfer and shareholder servicing agent fees                            9,265
 Distribution and service plan fees                                       5,041
 Trustees' compensation                                                   2,167
 Other                                                                   20,022
                                                                    ------------
 Total liabilities                                                      476,091

================================================================================
 NET ASSETS                                                         $11,059,669
                                                                    ============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                    $22,031,321
--------------------------------------------------------------------------------
 Accumulated net investment loss                                         (5,794)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                        (9,570,499)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            (1,395,359)
                                                                    ------------
 NET ASSETS                                                         $11,059,669
                                                                    ============

15 OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $5,842,417 and 1,076,205 shares of beneficial interest outstanding)      $5.43
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $5.76
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,835,649 and 725,811 shares of beneficial interest
 outstanding)                                                             $5.28
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,257,766 and 237,286 shares of beneficial interest
 outstanding)                                                             $5.30
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $56,312 and 10,443 shares of beneficial interest
 outstanding)                                                             $5.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $67,525 and 12,226 shares of beneficial
 interest outstanding)                                                    $5.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2002

================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $30,519)            $   201,397
--------------------------------------------------------------------------------
 Interest                                                                22,421
                                                                    ------------
 Total investment income                                                223,818

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                        106,734
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                 16,455
 Class B                                                                 50,160
 Class C                                                                 13,899
 Class N                                                                    379
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 48,196
 Class B                                                                 35,750
 Class C                                                                  9,560
 Class N                                                                    538
 Class Y                                                                  2,117
--------------------------------------------------------------------------------
 Shareholder reports                                                     56,189
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                             16,450
--------------------------------------------------------------------------------
 Custodian fees and expenses                                              8,855
--------------------------------------------------------------------------------
 Trustees' compensation                                                     708
--------------------------------------------------------------------------------
 Other                                                                    3,717
                                                                    ------------
 Total expenses                                                         369,707
 Less reduction to custodian expenses                                       (59)
 Less voluntary reimbursement of expenses                                (4,614)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Classes A, B, C and N                                    (31,806)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class Y                                                   (2,101)
                                                                    ------------
 Net expenses                                                           331,127

================================================================================
 NET INVESTMENT LOSS                                                   (107,309)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                         (3,100,938)
 Foreign currency transactions                                          567,385
                                                                    ------------
 Net realized loss                                                   (2,533,553)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                         (1,132,721)
 Translation of assets and liabilities denominated in
 foreign currencies                                                     595,008
                                                                    ------------
 Net change                                                            (537,713)
                                                                    ------------
 Net realized and unrealized loss                                    (3,071,266)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(3,178,575)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED AUGUST 31,                                       2002          2001
================================================================================
 OPERATIONS
--------------------------------------------------------------------------------
 Net investment loss                                 $  (107,309)   $   (66,385)
--------------------------------------------------------------------------------
 Net realized loss                                    (2,533,553)    (6,675,981)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation                  (537,713)    (1,250,843)
                                                     ---------------------------
 Net decrease in net assets resulting from operations (3,178,575)    (7,993,209)

================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest
 transactions:
 Class A                                                 820,312       (827,962)
 Class B                                                 (75,408)     1,458,939
 Class C                                                 180,239        634,311
 Class N                                                  68,859          1,000
 Class Y                                                  62,051             64

================================================================================
 NET ASSETS
--------------------------------------------------------------------------------
 Total decrease                                       (2,122,522)    (6,726,857)
--------------------------------------------------------------------------------
 Beginning of period                                  13,182,191     19,909,048
                                                     ---------------------------
 End of period [including accumulated net investment
 loss of $5,794 and $1,805, respectively]            $11,059,669    $13,182,191
                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

 CLASS A   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.87          $11.28
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)             --
(.06)             .02
 Net realized and unrealized gain (loss)          (1.41)          (4.41)
1.12              .76

-------------------------------------------------------
 Total from investment operations                 (1.44)          (4.41)
1.06              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.43          $ 6.87
$11.28           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.96)%        (39.10)%
9.99%            7.80%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $5,842          $6,630
$11,809           $4,347
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $6,847          $9,051          $
8,366           $3,473
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                     (0.42)%         (0.06)%
(0.73)%           0.54%
 Expenses                                          2.38%           1.87%
1.94%            1.61%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.10%           1.87%
1.92%            1.61%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.74          $11.15
$10.73           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.09)           (.06)
(.08)            (.03)
 Net realized and unrealized gain (loss)          (1.37)          (4.35)
1.04              .76

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.41)
..96              .73
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.28          $ 6.74
$11.15           $10.73

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.66)%        (39.55)%
9.09%            7.30%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $3,836          $5,129
$6,685             $851
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $5,012          $5,829
$3,954             $401
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.21)%         (0.85)%
(1.56)%          (0.87)%
 Expenses                                          3.15%           2.68%
2.77%            2.60%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.87%           2.68%
2.75%            2.60%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 OPPENHEIMER EUROPE FUND

 CLASS C   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.76          $11.20
$10.76           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.07)           (.04)
(.08)            (.02)
 Net realized and unrealized gain (loss)          (1.39)          (4.40)
1.06              .78

--------------------------------------------------------
 Total from investment operations                 (1.46)          (4.44)
..98              .76
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
--               --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.54)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.30          $ 6.76
$11.20           $10.76

========================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (21.60)%        (39.64)%
9.26%            7.60%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $1,258          $1,422
$1,413             $133
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,389          $1,823           $
811             $ 52
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.30)%         (0.61)%
(1.56)%          (0.82)%
 Expenses                                          3.13%           2.69%
2.77%            2.57%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      2.85%           2.69%
2.75%            2.57%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS N   YEAR ENDED AUGUST 31,                            2002         2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 6.85         $ 8.21
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.03)           .01
 Net realized and unrealized loss                          (1.43)         (1.37)
                                                          ----------------------
 Total from investment operations                          (1.46)         (1.36)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --             --
 Distributions from net realized gain                         --             --
 Distributions in excess of net realized gain                 --             --
                                                          ----------------------
 Total dividends and/or distributions to shareholders         --              --
--------------------------------------------------------------------------------
 Net asset value, end of period                           $ 5.39         $ 6.85
                                                          ======================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                      (21.31)%      (16.57)%
--------------------------------------------------------------------------------

================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $56             $1
--------------------------------------------------------------------------------
 Average net assets (in thousands)                           $76             $1
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                      0.15%          0.20%
 Expenses                                                   2.65%          1.74%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and voluntary
 waiver of expenses                                         2.37%          1.74%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                     287%           285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 OPPENHEIMER EUROPE FUND

 CLASS Y   YEAR ENDED AUGUST 31,                   2002            2001
2000          1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period            $ 6.94          $11.32
$10.78           $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.10)            .03
(.05)             .04
 Net realized and unrealized gain (loss)          (1.32)          (4.41)
1.15              .74

-------------------------------------------------------
 Total from investment operations                 (1.42)          (4.38)
1.10              .78
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --              --
(.02)              --
 Distributions from net realized gain                --              --
(.43)              --
 Distributions in excess of net realized gain        --              --
(.11)              --

-------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --              --
(.56)              --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 5.52          $ 6.94
$11.32           $10.78

=======================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)             (20.46)%        (38.69)%
10.41%            7.80%
---------------------------------------------------------------------------------------------------------

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $68              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $12              $1
$1               $1
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      0.46%           0.37%
(0.30)%           0.65%
 Expenses                                         19.08%         211.24%(4)
1.51%            1.52%
 Expenses, net of reduction to custodian expenses,
 voluntary waiver of transfer agent fees and
 voluntary waiver of expenses                      1.53%           1.44%
1.49%            1.52%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            287%            285%
210%             83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Europe Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held

24 OPPENHEIMER EUROPE FUND

 and reported with all other foreign currency gains and losses in the Fund's
 Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of August 31, 2002, the Fund had approximately $2,258,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately
 $30,000 of post-October foreign currency losses which were deferred.

 As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                                 EXPIRING
                                 --------------------------
                                 2009            $  385,788
                                 2010             6,875,740
                                                 -----------
                                 Total           $7,261,528
                                                 ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2002, the Fund's projected benefit obligations were increased by
 $324, resulting in an accumulated liability of $2,127 as of August 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the

25 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the years ended August 31, 2002 and August
 31, 2001.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $115,870, a decrease in accumulated net investment loss of $103,320, and a decrease in accumulated net realized loss on investments of $12,550. Net assets of the Fund were unaffected by the reclassifications.

 As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net investment loss           $     (5,794)
                 Accumulated net realized loss               (9,570,499)
                 Net unrealized depreciation                 (1,395,359)
                                                           -------------
                 Total                                     $(10,971,652)
                                                           =============
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

26 OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED AUGUST 31,
2002                YEAR ENDED AUGUST 31, 2001(1)
                                        SHARES                  AMOUNT
SHARES                  AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 CLASS A

 Sold                                    1,493,094            $ 8,972,262
8,206,271            $ 67,025,636
 Redeemed                               (1,381,282)            (8,151,950)
(8,289,125)            (67,853,598)

-----------------------------------------------------------------------------------
 Net increase (decrease)                   111,812            $   820,312
(82,854)           $   (827,962)

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                      529,093            $ 3,268,092
404,139            $  3,390,595
 Redeemed                                 (563,731)            (3,343,500)
(243,241)             (1,931,656)

-----------------------------------------------------------------------------------
 Net increase (decrease)                   (34,638)           $   (75,408)
160,898            $  1,458,939

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                      265,966            $ 1,604,511
2,827,363            $ 23,336,549
 Redeemed                                 (238,954)            (1,424,272)
(2,743,323)            (22,702,238)

-----------------------------------------------------------------------------------
 Net increase                               27,012            $
180,239               84,040            $    634,311

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                       22,625            $
144,655                  122            $      1,000
 Redeemed                                  (12,304)
(75,796)                  --                      --

-----------------------------------------------------------------------------------
 Net increase                               10,321            $
68,859                  122            $      1,000

===================================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                       72,547            $
421,533                   10            $         64
 Redeemed                                  (60,431)
(359,482)                  --                      --

-----------------------------------------------------------------------------------
 Net increase                               12,116            $
62,051                   10            $         64

===================================================================================

 1. For the year ended August 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to August 31, 2001, for
 Class N shares.

27 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2002, were
 $38,434,563 and $37,452,703, respectively.
 As of August 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $12,404,713 was composed of:

            Gross unrealized appreciation          $   386,339
            Gross unrealized depreciation           (1,809,441)
                                                   ------------
            Net unrealized depreciation            $(1,423,102)
                                                   ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. Effective
 January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

28 OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          AGGREGATE            CLASS A     CONCESSIONS
CONCESSIONS       CONCESSIONS     CONCESSIONS
                          FRONT-END          FRONT-END      ON CLASS A         ON
CLASS B        ON CLASS C      ON CLASS N
                      SALES CHARGES      SALES CHARGES          SHARES
SHARES            SHARES          SHARES
 YEAR                    ON CLASS A        RETAINED BY     ADVANCED BY        ADVANCED
BY       ADVANCED BY     ADVANCED BY
 ENDED                       SHARES        DISTRIBUTOR  DISTRIBUTOR(1)
DISTRIBUTOR(1)    DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------

 August 31, 2002            $25,507            $12,154            $422
$32,732            $6,903            $134

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A         CLASS B       CLASS C        CLASS N
                            CONTINGENT      CONTINGENT    CONTINGENT     CONTINGENT
                              DEFERRED        DEFERRED      DEFERRED       DEFERRED
                         SALES CHARGES   SALES CHARGES SALES CHARGES  SALES CHARGES
 YEAR                      RETAINED BY     RETAINED BY   RETAINED BY    RETAINED BY
 ENDED                     DISTRIBUTOR     DISTRIBUTOR   DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------

 August 31, 2002                   $56          $8,886          $149            $--

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2002 , payments under the Class A Plan totaled $16,455, all of which were paid by the Distributor to recipients, and included $1,957 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2002, were as follows:

DISTRIBUTOR'S
                                                               DISTRIBUTOR'S
AGGREGATE
                                                                   AGGREGATE
UNREIMBURSED
                                                                UNREIMBURSED
EXPENSES AS %
                        TOTAL PAYMENTS     AMOUNT RETAINED          EXPENSES    OF NET
ASSETS
                            UNDER PLAN      BY DISTRIBUTOR        UNDER PLAN
OF CLASS
---------------------------------------------------------------------------------------------

 Class B Plan                  $50,160             $40,082
$155,744             4.06%
 Class C Plan                   13,899               4,982
55,457             4.41
 Class N Plan                      379                 433
--               --

29 OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
 As of August 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION        CONTRACT   VALUATION AS OF
UNREALIZED
 CONTRACT DESCRIPTION                  DATE   AMOUNT (000S)   AUGUST 31, 2002
APPRECIATION
---------------------------------------------------------------------------------------------
 CONTRACTS TO SELL

 Euro [EUR]                          9/3/02          494EUR          $484,535
$2,532

================================================================================
 6. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the period ended or at August
 31, 2002.

STATEMENT OF INVESTMENTS  February 28, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
 Common Stocks--91.1%
--------------------------------------------------------------------------------

 Consumer Discretionary--18.8%
--------------------------------------------------------------------------------
 Automobiles--0.5%
 Porsche AG, Preferred                                      134        $ 43,270
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.1%
 Intralot SA                                             12,000         179,777
--------------------------------------------------------------------------------
 Household Durables--4.5%
 Barratt Developments plc                                 9,521          61,486
--------------------------------------------------------------------------------
 Koninklijke (Royal)
 Philips Electronics NV                                  19,200         320,339
                                                                       ---------
                                                                        381,825

--------------------------------------------------------------------------------
 Media--4.8%
 JC Decaux SA 1                                           9,230          84,559
--------------------------------------------------------------------------------
 Reed Elsevier plc                                       10,378          75,766
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                       13,500         186,680
--------------------------------------------------------------------------------
 WPP Group plc                                           11,010          67,763
                                                                       ---------
                                                                        414,768
--------------------------------------------------------------------------------
 Multiline Retail--3.2%
 Mothercare plc                                          83,400         123,482
--------------------------------------------------------------------------------
 Stockmann AB, Cl. B                                     10,400         154,125
                                                                       ---------
                                                                        277,607

--------------------------------------------------------------------------------
 Textiles & Apparel--3.7%
 Hermes
 International SA                                           730          91,425
--------------------------------------------------------------------------------
 Tod's SpA                                                7,400         221,326
                                                                       ---------
                                                                        312,751

--------------------------------------------------------------------------------
 Consumer Staples--4.2%
--------------------------------------------------------------------------------
 Beverages--1.0%
 Diageo plc                                               8,720          86,530
--------------------------------------------------------------------------------
 Food Products--2.1%
 Cadbury Schweppes plc                                   14,415          72,883
--------------------------------------------------------------------------------
 Nestle SA                                                  550         110,730
                                                                       ---------
                                                                        183,613

--------------------------------------------------------------------------------
 Household Products--0.6%
 Reckitt Benckiser plc                                    3,400          53,607
--------------------------------------------------------------------------------
 Personal Products--0.5%
--------------------------------------------------------------------------------
 L'Oreal SA                                                 630          40,673

                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
 Energy--1.3%
--------------------------------------------------------------------------------

 Oil & Gas--1.3%
 ENI SpA                                                  7,500        $111,310
--------------------------------------------------------------------------------
 Financials--15.9%
--------------------------------------------------------------------------------
 Banks--5.2%
 Lloyds TSB Group plc                                    12,144          67,713
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                                                7,790         178,283
--------------------------------------------------------------------------------
 Sanpaolo IMI SpA                                        10,400          72,859
--------------------------------------------------------------------------------
 Standard Chartered plc                                  11,250         123,508
                                                                       ---------
                                                                        442,363

--------------------------------------------------------------------------------
 Diversified Financials--8.5%
 Collins Stewart Ltd.                                    48,726         252,118
--------------------------------------------------------------------------------
 DePfa Bank plc                                           2,900         105,021
--------------------------------------------------------------------------------
 Marschollek,
 Lautenschlaeger und
 Partner AG (MLP) 1                                      26,900         203,820
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                              13,100         172,960
                                                                       ---------
                                                                        733,919

--------------------------------------------------------------------------------
 Insurance--2.2%
 Aviva plc                                               21,350         133,084
--------------------------------------------------------------------------------
 Royal & Sun Alliance
 Insurance Group plc                                     48,230          54,317
                                                                       ---------
                                                                        187,401

--------------------------------------------------------------------------------
 Health Care--16.4%
--------------------------------------------------------------------------------
 Biotechnology--0.7%
 Qiagen NV 1                                             10,500          61,338
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--7.9%
 Amersham plc                                            11,530          78,182
--------------------------------------------------------------------------------
 Elekta AB, B Shares 1                                   26,200         244,788
--------------------------------------------------------------------------------
 Essilor International SA                                 3,400         131,923
--------------------------------------------------------------------------------
 Radiometer AS, Cl. B                                     1,300          70,634
--------------------------------------------------------------------------------
 Smith & Nephew plc                                      26,800         154,498
                                                                       ---------
                                                                        680,025

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.4%
 Fresenius AG,
 Preference                                               3,862         150,681
--------------------------------------------------------------------------------
 Nicox SA 1                                              32,640          60,157
                                                                       ---------
                                                                        210,838

                          8 | OPPENHEIMER EUROPE FUND

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals--5.4%
 Aventis SA                                                 1,700       $ 77,193
--------------------------------------------------------------------------------
 Novartis AG                                                 5,581       204,966
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                                        2,731       146,055
--------------------------------------------------------------------------------
 UCB SA                                                      1,400        32,004
                                                                      ----------
                                                                         460,218

--------------------------------------------------------------------------------
 Industrials--15.9%
--------------------------------------------------------------------------------
 Commercial Services & Supplies--4.5%
 Amadeus Global Travel
 Distribution SA                                            55,100       253,582
--------------------------------------------------------------------------------
 BTG plc 1                                                  31,168        44,183
--------------------------------------------------------------------------------
 Rentokil Initial plc                                       31,310        90,126
                                                                      ----------
                                                                         387,891

--------------------------------------------------------------------------------
 Construction & Engineering--1.2%
 Koninklijke Boskalis
 Westminster NV                                              5,202       103,668
--------------------------------------------------------------------------------
 Electrical Equipment--2.6%
 SGL Carbon AG 1                                            17,633       217,796
--------------------------------------------------------------------------------
 Industrial Conglomerates--2.7%
 Aalberts Industries NV                                     18,824       227,637
--------------------------------------------------------------------------------
 Machinery--3.2%
 Halma plc                                                  92,411       154,726
--------------------------------------------------------------------------------
 Krones AG                                                   2,921       121,995
                                                                      ----------
                                                                         276,721

--------------------------------------------------------------------------------
 Trading Companies & Distributors--1.7%
 Electrocomponents plc                                      39,899       148,314
--------------------------------------------------------------------------------
 Information Technology--16.6%
--------------------------------------------------------------------------------
 Communications Equipment--2.4%
 Telefonaktiebolaget LM
 Ericsson AB, B Shares 1                                   318,000       207,416
--------------------------------------------------------------------------------
 Computers & Peripherals--2.9%
 Logitech
 International SA 1                                          7,416       248,567
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.1%
 Lambda Physik AG 1                                          8,056        45,671
--------------------------------------------------------------------------------
 Tandberg ASA 1                                             64,050       303,932
                                                                      ----------
                                                                         349,603

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--4.9%
 ARM Holdings plc 1                                         90,000      $ 75,132
--------------------------------------------------------------------------------
 ASM International NV 1                                      5,978        65,698
--------------------------------------------------------------------------------
 Jenoptik AG                                                12,480       108,684
--------------------------------------------------------------------------------
 STMicroelectronics NV                                       9,585       177,172
                                                                      ----------
                                                                         426,686

--------------------------------------------------------------------------------
 Software--2.3%
 Business Objects SA 1                                       7,920       134,445
--------------------------------------------------------------------------------
 UBI Soft
 Entertainment SA 1                                          5,480        61,898
                                                                      ----------
                                                                         196,343
--------------------------------------------------------------------------------
 Materials--0.3%
--------------------------------------------------------------------------------
 Chemicals--0.3%
 Givaudan SA                                                    69        28,292
--------------------------------------------------------------------------------
 Telecommunication Services--1.7%
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.7%
 Vodafone Group plc                                         79,200       141,901
                                                                      ----------
 Total Common Stocks
 (Cost $10,753,468)                                                    7,822,668

                                                             Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Banca Bipielle Network
 SpA Wts., Exp. 12/31/03 1
 (Cost $0)                                                   1,200            --

                                                          Principal
                                                            Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--8.7%

 Undivided interest of 0.20% in joint repurchase
 agreement (Market Value $378,392,000) with Banc
 One Capital Markets, Inc., 1.31%, dated 2/28/03, to
 be repurchased at $748,082 on 3/3/03, collateralized
 by U.S. Treasury Nts., 3%--5.625%, 8/31/03--5/15/08,
 with a value of $346,658,393 and U.S. Treasury
 Bonds, 3.625%, 3/31/04, with a value of $39,549,064
 (Cost $748,000)                                         $ 748,000       748,000
--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $11,501,468)                                           99.8%    8,570,668
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                            0.2        17,625
                                                         -----------------------
 Net Assets                                                  100.0%   $8,588,293
                                                         =======================

                          9 | OPPENHEIMER EUROPE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Footnotes to Statement of Investments
1. Non-income producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                    Market Value      Percent
-------------------------------------------------------------------------
Great Britain                                  $ 2,237,602         26.1%
The Netherlands                                  1,138,320         13.3
France                                           1,005,500         11.7
Germany                                            891,917         10.4
United States                                      748,000          8.7
Switzerland                                        592,555          6.9
Sweden                                             452,204          5.3
Italy                                              405,495          4.7
Norway                                             303,932          3.6
Spain                                              253,582          3.0
Greece                                             179,777          2.1
Finland                                            154,125          1.8
Ireland                                            105,021          1.2
Denmark                                             70,634          0.8
Belgium                                             32,004          0.4
                                                -------------------------
Total                                           $8,570,668        100.0%
                                                =========================

See accompanying Notes to Financial Statements.

                          10 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 28, 2003

------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $11,501,468)--see accompanying statement               $
8,570,668
------------------------------------------------------------------------------------------------
 Cash
9,990
------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold
32,106
 Interest and dividends
27,936

Other
684

------------
 Total assets
8,641,384

------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed
19,731
 Shareholder reports
11,858
 Legal, auditing and other professional fees
11,783
 Distribution and service plan fees
3,679
 Transfer and shareholder servicing agent fees
2,593
 Trustees' compensation
2,361
 Other
1,086

------------
 Total liabilities
53,091

------------------------------------------------------------------------------------------------
 Net Assets                                                                         $
8,588,293

============

------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital
$21,646,663
------------------------------------------------------------------------------------------------
 Accumulated net investment loss
(52,513)
------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions
(10,078,249)
------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies
(2,927,608)

------------
 Net Assets                                                                         $
8,588,293

============

                          11 | OPPENHEIMER EUROPE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

--------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $4,711,624 and 1,072,776 shares of beneficial interest
 outstanding)                                                                   $4.39
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                             $4.66
--------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,672,141 and 627,226 shares of beneficial interest
 outstanding)                                                                   $4.26
--------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $1,082,809
 and 252,995 shares of beneficial interest outstanding)                         $4.28
--------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $35,384 and
 8,128 shares of beneficial interest outstanding)                               $4.35
--------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $86,335 and 19,265
 shares of beneficial interest outstanding)                                     $4.48

 See accompanying Notes to Financial Statements.

                          12 | OPPENHEIMER EUROPE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended February 28, 2003

---------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $4,053)                         $
44,763
---------------------------------------------------------------------------------------------
 Interest
9,152

-------------
 Total investment income
53,915

--------------------------------------------------------------------------------------------
 Expenses

 Management fees
38,402

--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
6,272
 Class B
15,657
 Class C
5,752
 Class N
104

--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
17,209
 Class B
14,898
 Class C
5,664
 Class N
249

--------------------------------------------------------------------------------------------
 Shareholder reports
17,379

--------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees
4,228

--------------------------------------------------------------------------------------------
 Custodian fees and expenses
704

--------------------------------------------------------------------------------------------
 Trustees' compensation
444

--------------------------------------------------------------------------------------------
 Other
2,693

-------------
 Total expenses
129,655
 Less reduction to custodian expenses
(49)
 Less voluntary waiver of management fees
(2,400)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A
(10,930)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B
(11,238)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C
(4,216)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N
(188)

-------------
 Net expenses
100,634

---------------------------------------------------------------------------------------------
 Net Investment Loss
(46,719)

---------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments
(950,150)
 Foreign currency transactions
442,400

-------------
 Net realized loss
(507,750)
---------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments
(1,951,921)
 Translation of assets and liabilities denominated in foreign currencies
419,672

-------------
 Net change
(1,532,249)

-------------
 Net realized and unrealized loss
(2,039,999)

---------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(2,086,718)

=============

 See accompanying Notes to Financial Statements.

                          13 | OPPENHEIMER EUROPE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Six
Months               Year

Ended              Ended
                                                                             February 28,
2003         August 31,

(Unaudited)               2002

------------------------------------------------------------------------------------------------------------------
 Operations

------------------------------------------------------------------------------------------------------------------

 Net investment loss                                                              $
(46,719)     $    (107,309)
------------------------------------------------------------------------------------------------------------------
 Net realized loss
(507,750)        (2,533,553)
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation
(1,532,249)          (537,713)

--------------------------------
 Net decrease in net assets resulting from operations
(2,086,718)        (3,178,575)

------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
(9,057)           820,312
 Class B
(458,497)           (75,408)
 Class C
67,608            180,239
 Class N
(10,564)            68,859
 Class Y
25,852             62,051

------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(2,471,376)        (2,122,522)
------------------------------------------------------------------------------------------------------------------
 Beginning of period
11,059,669         13,182,191

--------------------------------
 End of period [including accumulated net investment loss
 of $52,513 and $5,794, respectively]                                             $
8,588,293      $  11,059,669

================================

 See accompanying Notes to Financial Statements.

                          14 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class A                                                (Unaudited)            2002
2001          2000           1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.43          $ 6.87
$11.28       $ 10.78          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)
(.03)       --          (.06)             .02
 Net realized and unrealized gain (loss)                      (1.02)          (1.41)
(4.41)         1.12              .76

-----------------------------------------------------------------
 Total from investment operations                             (1.04)          (1.44)
(4.41)         1.06              .78
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--        --          (.02)              --
 Distributions from net realized gain                            --
--        --          (.43)              --
 Distributions in excess of net realized gain                    --
--        --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--        --          (.56)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.39           $5.43    $
6.87        $11.28           $10.78

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.15)%     (20.96)%
(39.10)%        9.99%            7.80%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $4,712          $5,842
$6,630       $11,809           $4,347
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $5,262          $6,847
$9,051       $ 8,366           $3,473
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                 (0.64)%         (0.42)%
(0.06)%       (0.73)%           0.54%
 Expenses                                                      2.23%           2.38%
1.87%         1.94%            1.61%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent
 fees and/or voluntary waiver of management fees               1.76%           2.10%
1.87%         1.92%            1.61%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%            287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          15 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class B                                                (Unaudited)          2002
2001         2000            1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.28        $ 6.74
$11.15       $ 10.73          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.05)         (.09)
(.06)         (.08)            (.03)
 Net realized and unrealized gain (loss)                       (.97)        (1.37)
(4.35)         1.04              .76

-----------------------------------------------------------------
 Total from investment operations                             (1.02)        (1.46)
(4.41)          .96              .73
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--          --            --               --
 Distributions from net realized gain                            --
--          --          (.43)              --
 Distributions in excess of net realized gain                    --
--          --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--          --          (.54)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.26         $5.28      $
6.74        $11.15           $10.73

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.32)%      (21.66)%
(39.55)%        9.09%            7.30%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $2,672        $3,836
$5,129        $6,685             $851
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $3,151        $5,012
$5,829        $3,954             $401
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                         (1.39)%        (1.21)%
(0.85)%      (1.56)%           (0.87)%
 Expenses                                                      3.28%         3.15%
2.68%         2.77%            2.60%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer agent
 fees and/or voluntary waiver of management fees               2.51%         2.87%
2.68%         2.75%            2.60%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%          287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year. See accompanying Notes to
Financial Statements.

16 | OPPENHEIMER EUROPE FUND

                                                         Six
Months                                                     Year

Ended                                                    Ended
                                                  February 28,
2003                                               August 31,
 Class C                                                (Unaudited)         2002
2001          2000           1999 1
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 5.30       $ 6.76
$11.20       $ 10.76          $ 10.00
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)        (.07)
(.04)         (.08)            (.02)
 Net realized and unrealized gain (loss)                       (.99)       (1.39)
(4.40)         1.06              .78

-----------------------------------------------------------------
 Total from investment operations                             (1.02)       (1.46)
(4.44)          .98              .76
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --
--           --            --               --
 Distributions from net realized gain                            --
--           --          (.43)              --
 Distributions in excess of net realized gain                    --
--           --          (.11)              --

-----------------------------------------------------------------
 Total dividends and/or distributions to shareholders            --
--           --          (.54)              --
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $4.28        $5.30       $
6.76        $11.20           $10.76

=================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          (19.25)%     (21.60)%
(39.64)%        9.26%            7.60%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,083       $1,258
$1,422        $1,413             $133
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $1,159       $1,389
$1,823        $  811             $ 52
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (1.43)%      (1.30)%
(0.61)%       (1.56)%          (0.82)%
 Expenses                                                      3.32%        3.13%
2.69%         2.77%            2.57%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or voluntary waiver of management fees                    2.54%        2.85%
2.69%         2.75%            2.57
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         33%         287%
285%          210%              83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          17 | OPPENHEIMER EUROPE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                                Six
Months                             Year

Ended                            Ended
                                                                         February 28,
2003                       August 31,
 Class N
(Unaudited)            2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                               $
5.39          $ 6.85           $ 8.21
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.01)           (.03)             .01
 Net realized and unrealized loss
(1.03)          (1.43)           (1.37)

-----------------------------------------
 Total from investment operations
(1.04)          (1.46)           (1.36)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--              --               --
 Distributions from net realized gain
--              --               --
 Distributions in excess of net realized gain
--              --               --

-----------------------------------------
 Total dividends and/or distributions to shareholders
--              --               --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$4.35           $5.39            $6.85

=========================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(19.30)%        (21.31)%         (16.57)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$35             $56               $1
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)
$42             $76               $1
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)
(0.91)%          0.15%            0.20%
 Expenses
3.03%           2.65%            1.74%
 Expenses, net of reduction to custodian expenses and/or voluntary waiver of transfer agent fees and/or voluntary waiver of management fees
2.08%           2.37%            1.74%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
33%            287%             285%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          18 | OPPENHEIMER EUROPE FUND

                                                             Six
Months                                                    Year

Ended                                                   Ended
                                                      February 28,
2003                                              August 31,
 Class Y                                                    (Unaudited)
2002         2001          2000         1999 1
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 5.52        $
6.94       $11.32       $ 10.78        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.02)
(.10)         .03          (.05)           .04
 Net realized and unrealized gain (loss)                          (1.02)
(1.32)       (4.41)         1.15            .74

----------------------------------------------------------------
 Total from investment operations                                 (1.04)
(1.42)       (4.38)         1.10            .78
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --
--           --          (.02)            --
 Distributions from net realized gain                                --
--           --          (.43)            --
 Distributions in excess of net realized gain                        --
--           --          (.11)            --

----------------------------------------------------------------
 Total dividends and/or distributions to shareholders                --
--           --          (.56)            --
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $4.48
$5.52       $ 6.94        $11.32         $10.78

----------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                              (18.84)%
(20.46)%     (38.69)%       10.41%          7.80%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $86
$68           $1            $1             $1
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $52
$12           $1            $1             $1
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                     (0.10)%
0.46%        0.37%        (0.30)%         0.65%
 Expenses                                                          1.33%
19.08%      211.24% 4       1.51%          1.52%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or voluntary waiver of management fees                        1.28%
1.53%        1.44%         1.49%          1.52
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             33%
287%         285%          210%            83%

1. For the period from March 1, 1999 (inception of offering) to August 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                          19 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Europe Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                          20 | OPPENHEIMER EUROPE FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of February 28, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $10,026,814. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009        $  385,788
                              2010         6,875,740
                                          ----------
                              Total       $7,261,528
                                          ==========

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2003, the Fund's projected benefit obligations were increased by $167 and payments of $41 were made to retired trustees, resulting in an accumulated liability of $2,253 as of February 28, 2003.

                          21 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended February 28, 2003 and the year ended August 31, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          22 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                  Six Months Ended February 28, 2003    Year Ended August 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------

 Class A
 Sold                          482,027   $ 2,363,156      1,493,094    $ 8,972,262
 Redeemed                     (485,456)   (2,372,213)    (1,381,282)    (8,151,950)
                              -----------------------------------------------------
 Net increase (decrease)        (3,429)  $    (9,057)       111,812    $   820,312
                              =====================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                           91,031   $   449,141        529,093    $ 3,268,092
 Redeemed                     (189,616)     (907,638)      (563,731)    (3,343,500)
                              -----------------------------------------------------
 Net decrease                  (98,585)  $  (458,497)       (34,638)   $   (75,408)
                              =====================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                          127,577   $   612,631        265,966    $ 1,604,511
 Redeemed                     (111,868)     (545,023)      (238,954)    (1,424,272)
                              -----------------------------------------------------
 Net increase                   15,709   $    67,608         27,012    $   180,239
                              =====================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                            6,632   $    32,613         22,625    $   144,655
 Redeemed                       (8,947)      (43,177)       (12,304)       (75,796)
                              -----------------------------------------------------
 Net increase (decrease)        (2,315)  $   (10,564)        10,321    $    68,859
                              =====================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                           69,062   $   349,574         72,547    $   421,533
 Redeemed                      (62,023)     (323,722)       (60,431)      (359,482)
                              -----------------------------------------------------
 Net increase                    7,309   $    25,852         12,116    $    62,051
                              =====================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2003, were
 $3,133,614 and $4,247,761, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. Effective
 January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or 0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the

                          23 | OPPENHEIMER EUROPE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 third quintile, as the case may be, of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate             Class A          Concessions
Concessions          Concessions       Concessions
                    Front-End           Front-End           on Class A            on
Class B           on Class C        on Class N
                Sales Charges       Sales Charges               Shares
Shares               Shares            Shares
 Six Months        on Class A         Retained by          Advanced by           Advanced
by          Advanced by       Advanced by
 Ended                 Shares         Distributor        Distributor 1
Distributor 1        Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------

 February 28, 2003     $8,109              $3,218                 $402
$10,670               $2,438              $314

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                 Class B                  Class
C                  Class N
                            Contingent              Contingent
Contingent               Contingent
                              Deferred                Deferred
Deferred                 Deferred
                         Sales Charges           Sales Charges            Sales
Charges            Sales Charges
 Six Months                Retained by             Retained by              Retained
by              Retained by
 Ended                     Distributor             Distributor
Distributor              Distributor
-----------------------------------------------------------------------------------------------------------------

 February 28, 2003                 $--                  $9,041
$302                       $7

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended February 28, 2003, payments under the Class A Plan totaled $6,272, all of which were paid by the
 Distributor to recipients, and included $885 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

                          24 | OPPENHEIMER EUROPE FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28,
 2003, were as follows:

Distributor's

Distributor's         Aggregate

Aggregate      Unreimbursed
                                                                         Unreimbursed
Expenses as %
                        Total Payments           Amount Retained             Expenses
of Net Assets
                            Under Plan            by Distributor           Under
Plan          of Class
-------------------------------------------------------------------------------------------------------

 Class B Plan                  $15,657                   $12,410
$141,217              5.28%
 Class C Plan                    5,752                     2,191
57,360              5.30
 Class N Plan                      104                       109
161              0.46

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

                                                 A-1
                                                APPENDIX A

                                         INDUSTRY CLASSIFICATIONS

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                                   B-12
                                                Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the
Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B , Class C or Class N shares may be waived.2  That is because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to
Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of
Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
                  SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

               Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be
Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
              That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill
                  Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
                  Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with
                  Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

                          Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families")
              of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor.
              The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements .
              Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the
              Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|-|

         Retirement Plans and deferred compensation plans and trusts used to fund those plans
              (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b)
              or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or
              Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that
              Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24,
              1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the
              Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the
              Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment
              Liquid Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section
                  71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the
                  Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.                Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder.  The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
              Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with
              Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an
              Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the
              Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
                  Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the
                  Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the
                  Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed
                  10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their
              "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.          Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
                                   Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value
Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other
              Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for
Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November
24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional
Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who
                  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A
contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24,
1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a
Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value;
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.           Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were
                         Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc.
became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A
CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior
Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut
                  Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
                  Accumulation, who still hold those shares in that Fund or other Former Connecticut
                  Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to
                  March 18, 1996, with the former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class
                  A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights
                  of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a
                  Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C.
                  ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
                  Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A
CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company
through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a
Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue
         Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than
         12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the
         Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.             Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
----------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer
Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families"
              as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and
              its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients,
              and
|_|      dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

--------

2 In accordance with rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this
Statement of Additional Information refers to those Trustees who are not "interested persons" of the
Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the
Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees.
The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more
(including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the Oppenheimer
Funds sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Europe Fund

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York
         10019-5820

(OppenheimerFunds logo)

PX0261.1201

Oppenheimer
Global Fund

Prospectus dated November 22, 2002

                                                             Oppenheimer Global Fund is a mutual fund.  It seeks
                                                             capital appreciation by investing mainly in common
                                                             stocks of U.S.  and foreign companies.
                                                                      This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Fund and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities
and Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

                                                                                    (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

----------------------------------------------------------------------------------------

A B O U T   T H E   F U N D
----------------------------------------------------------------------------------------

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

         The Fund is not required to allocate its investments in any set percentages in any particular countries.  As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States).  Typically the Fund invests in a number of different countries.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and
U.S. companies with high growth potential.  He uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

         The portfolio manager considers overall and relative economic conditions in
U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.  The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
o        Stocks of small-, medium- and large-cap growth-oriented companies worldwide,
o        Companies that stand to benefit from global growth trends,
o        Businesses with strong competitive positions and high demand for their products or services.
o        Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

         In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors.
The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term from a fund that invests in the
U.S. and abroad.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks and foreign securities.  The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income.
Because of its focus on long-term growth opportunities, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund currently invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. While the Fund currently invests mainly in securities of large and medium-size companies, it also buys stocks of small companies which may have more volatile stock prices.

     o Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

RISKS OF FOREIGN INVESTING.  The Fund normally invests a substantial percentage of its assets in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. These risks could cause the prices of foreign stocks to fall, and could therefore depress the Fund's share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund does not seek income from debt securities to try to reduce the volatility of its share prices.
The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to a broad-based market index.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                 Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/02 through 9/30/02, the cumulative return (not annualized)
before taxes for Class A shares was -24.57%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 36.38% (4 Qtr `99) and the lowest return (not annualized) before taxes for a calendar quarter was -17.77% (3 Qtr `01).

------------------------------------------ ------------------------- --------------------------- --------------------------
                                                                              5 Years                    10 Years
Average Annual Total Returns                                           (or life of class, if       (or life of class, if
for the periods ended December 31, 2001             1 Year                     less)                       less)
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class A Shares (inception 12/22/69)
  Return Before Taxes                              -16.87%                     13.49%                     11.83%
  Return After Taxes on Distributions              -16.87%                     10.79%                      9.44%
  Return  After  Taxes  on  Distributions
  and Sale of Fund Shares                          -10.27%                     10.49%                      9.10%
------------------------------------------ ------------------------- --------------------------- --------------------------
MSCI World Index (reflects no deduction            -16.52%                     5.74%                       8.52%
for fees, expenses or taxes)
------------------------------------------ ------------------------- --------------------------- --------------------------
Class B Shares (inception 8/17/93)                 -16.84%                     13.71%                     14.25%
------------------------------------------ ------------------------- --------------------------- --------------------------
Class C Shares (inception 10/2/95)                 -13.36%                     13.95%                     13.97%
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class N Shares (inception 3/1/01)                    N/A1                       N/A1                       N/A1
------------------------------------------ ------------------------- --------------------------- --------------------------
------------------------------------------ ------------------------- --------------------------- --------------------------
Class Y Shares (inception 11/17/98)                -11.66%                     16.22%                       N/A
------------------------------------------ ------------------------- --------------------------- --------------------------

1    Because this is a new class of shares, return data for the period specified is not available.

The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5 years); and for Class C, the 1%
contingent deferred sales charge for the 1-year period. There is no sales charge for
Class Y. Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
The performance of the Fund's Class A shares is compared to the Morgan Stanley Capital
International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The index performance includes reinvestment of income but does not reflect transaction costs.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

         The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges.
The numbers below are based on the Fund's expenses during its fiscal year ended
September 30, 2002.

Shareholder Fees (charges paid directly from your investment):

  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
                                            Class A Shares     Class B        Class C       Class N      Class Y
                                                               Shares         Shares        Shares       Shares
                                            --------------- -------------- -------------- ------------
  -----------------------------------------                                                            ------------
  Maximum Sales Charge (Load) on
  purchases (as % of offering price)            5.75%           None           None          None         None
  ----------------------------------------- --------------- -------------- -------------- ------------
                                            --------------- -------------- -------------- ------------ ------------
  Maximum Deferred Sales Charge (Load)
  (as % of the lower of the original            None1            5%2            1%3           1%4         None
  offering price or redemption proceeds)
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------
  Redemption Fee (as a percentage of
  total redemption proceeds)5                   2.00%           2.00%          2.00%         2.00%        2.00%
  ----------------------------------------- --------------- -------------- -------------- ------------ ------------

1.       A contingent deferred sales charge may apply to redemptions of investments of
     $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after  purchase.  The contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.       The redemption fee applies to the proceeds of Fund shares that are redeemed
     (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------- -------------- -------------- --------------- ------------ -------------
                                                 Class A        Class B        Class C        Class N      Class Y
                                                 Shares         Shares          Shares        Shares        Shares
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Management Fees                                   0.67%          0.67%          0.67%          0.67%        0.67%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Distribution and/or Service (12b-1) Fees          0.23%          1.00%          1.00%          0.50%         N/A
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Other Expenses                                    0.33%          0.33%          0.32%          0.28%        0.48%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
--------------------------------------------- -------------- -------------- --------------- ------------ -------------
Total Annual Operating Expenses                   1.23%          2.00%          1.99%          1.45%        1.15%
--------------------------------------------- -------------- -------------- --------------- ------------ -------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year; for Class Y only, it was 0.25% per fiscal year (pro-rated) prior to
November 1, 2002.  That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as
percentages of average daily net assets were 0.38% and 1.05% for Class Y shares, respectively.  Under the current Class Y undertaking, those expenses would not have exceeded the expense limitation described above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your

investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions, your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $703                 $927               $1,278             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $302                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $248                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years            10 Years
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $693                 $943               $1,212              $1,978
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $203                 $627               $1,078             $1,9461
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $202                 $624               $1,073              $2,317
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $148                 $459                $792               $1,735
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $117                 $365                $633               $1,398
------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
1.       Class B expenses for years 7 through 10 are based on Class A expenses, since
     Class B shares automatically convert to Class A 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees
can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy.
Other investment restrictions that are fundamental policies are listed in the
Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Investments.  While the Fund invests mainly in common stocks, it can buy other equity securities, such as preferred stocks, warrants and securities convertible into common stocks, which may be subject to credit risks and interest rate risks, as described in the Statement of Additional Information.  Currently, these are not a principal investment of the Fund.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to
15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Special Risks of Emerging and Developing Markets.  While the Fund currently focuses on investing in developed markets such as the U.S., Canada, Europe, Japan, Australia and
New Zealand, it can also invest in emerging or developing markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

         These countries might have less developed trading markets and exchanges.
Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

Derivative Investments. The Fund can invest in a number of different kinds of
"derivative" investments to seek increased returns or to try to hedge investment risks.  It does not do so currently to a significant degree.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

         Derivatives have risks. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

Hedging.  The Fund can buy and sell forward contracts, futures contracts, and put and call options.  These are all referred to as "hedging instruments."  The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

         The Fund  could buy and sell  options,  futures  and  forward  contracts  for a number  of  purposes.  It  might  hedge  to try  to  manage  its  exposure  to  changing securities  prices.  Buying  futures and call options  would tend to increase the Fund's exposure  to the  securities  markets.  Forward  contracts  can be used to try to manage foreign currency risks on the Fund's foreign investments.

         Hedging  involves risks. If the Manager used a hedging  instrument at the wrong time or judged  market  conditions  incorrectly,  the  strategy  could reduce the Fund's return.  The Fund could also experience  losses if the prices of its futures and options positions  were not correlated  with its other  investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and frequent trading.  Therefore, the Fund may engage in short-term trading while trying to achieve its objective.  Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies.
These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities pending the investment proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the
Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York,
New York 10018.

Portfolio Manager.  The portfolio manager of the Fund is William L. Wilby. He is a
Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 1992. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds.  He joined the Manager in 1991.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows:
0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67%
on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.  The Fund's management fee for the fiscal year ended September 30, 2002, was 0.67% of average annual net assets for each class of shares.

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A B O U T   Y O U R   A C C O U N T
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How to Buy Shares

You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase
(and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account
     Application and return it with a check payable to "OppenheimerFunds Distributor,
     Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.  If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay
         for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the
         Asset Builder Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?  In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
     o If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special Investor
         Services," you can start your account with as little as $500.
     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
         Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
     o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer
         Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.
     All references to time in this Prospectus mean "Eastern time".

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
     Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.
The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The
     New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the
     Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor.
     Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
below.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term.  Class
         C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
     Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer
Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

----------------------------------------------- --------------------- ------------------------- ----------------------
                                                  Front-End Sales      Front-End Sales Charge
                                                    Charge As a        As a Percentage of Net      Concessions As
                                                   Percentage of          Amount Invested           Percentage of
Amount of Purchase                                 Offering Price                                  Offering Price
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
Less than $25,000                                      5.75%                   6.10%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$25,000 or more but less than $50,000                  5.50%                   5.82%                    4.75%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$50,000 or more but less than $100,000                 4.75%                   4.99%                    4.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$100,000 or more but less than $250,000                3.75%                   3.90%                    3.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$250,000 or more but less than $500,000                2.50%                   2.56%                    2.00%
----------------------------------------------- --------------------- ------------------------- ----------------------
----------------------------------------------- --------------------- ------------------------- ----------------------
$500,000 or more but less than $1 million              2.00%                   2.04%                    1.60%
----------------------------------------------- --------------------- ------------------------- ----------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional
      Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1,
      2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of
      $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0%
      of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption
              (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class
      A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have
$10 million or more in plan assets and that have entered into a special  agreement  with the Distributor  and by retirement  plans which are part of a retirement plan product or platform  offered  by  certain  banks,  broker-dealers,  financial  advisors,  insurance companies  or  recordkeepers  which  have  entered  into a  special  agreement  with the
Distributor.  The  Distributor  currently  pays  dealers  of  record  concessions  in an amount  equal to  0.25% of the  purchase  price  of Class A shares  by those  retirement plans from its own  resources  at the time of sale,  subject to  certain  exceptions  as described in the Statement of Additional  Information.  There is no contingent  deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------
Years Since Beginning of                                     Contingent Deferred Sales Charge
Month in Which Purchase                                      On Redemptions in That Year
Order Was Accepted                                           (As % of Amounts Subject to Charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
0-1                                                          5.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
1-2                                                          4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
2-3                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
3-4                                                          3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
4-5                                                          2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
5-6                                                          1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
More than 6                                                  None
------------------------------------------------------------ ---------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class
A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions

on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the
Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar  month of  their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N Shares" in the Statement of
Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this
Prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY  CLASS Y  SHARES?  Class Y shares  are sold at net  asset  value  per  share
without  a  sales  charge  directly  to   institutional   investors  that  have  special
agreements  with  the  Distributor  for  this  purpose.   They  may  include   insurance
companies,  registered  investment  companies  and employee  benefit  plans.  Individual investors cannot buy Class Y shares directly.

         An institutional  investor that buys Class Y shares for its customers' accounts may impose charges on those accounts.  The procedures for buying,  selling,  exchanging, and  transferring  the Fund's other  classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office) and the special  account  features  available  to investors  buying  those other  classes of shares do not apply to Class Y shares.  Instructions for buying, selling,  exchanging or transferring  Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the
Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to
Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has
adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class
N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on
Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by  1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The
Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the
Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The Distributor retains the Class B asset-based sales charge. See the
Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the
Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.
Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated
Clearing House (ACH) member. AccountLink lets you:
     o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
     o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the
Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
     OppenheimerFunds account you have already established by calling the special
     PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the
     PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call
1.800.225.5677 for information about which transactions may be handled this way.
Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional
Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE
     IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
     401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

       Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

         The Fund  assesses a 2% fee on the  proceeds of Fund  shares that are  redeemed
(either by selling or  exchanging to another  Oppenheimer  fund) within 30 days of their purchase.  The  redemption  fee is paid to the  Fund,  and is  intended  to  offset  the
trading  costs,   market  impact  and  other  costs  associated  with  short-term  money movements  in and out of the Fund.  The  redemption  fee is imposed  to the extent  that
Fund shares  redeemed  exceed  Fund  shares  that have been held more than 30 days.  For shares of the Fund  acquired by  exchange,  the holding  period prior to the exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:
o        held in certain omnibus  accounts,  including  retirement plans qualified under
         Sections  401(a) or 401(k) of the  Internal  Revenue  Code,  Section  403(b)(7)
         custodial plan accounts,  or plans  administered  as college  savings  programs under Section 529 of the Internal Revenue Code,
o        redeemed   under   automatic   withdrawal   plans  or  pursuant  to   automatic
         re-balancing in OppenheimerFunds Portfolio Builder accounts,
o        redeemed due to death or disability of the shareholder, or
o        redeemed  from accounts for which the dealer,  broker or financial  institution of record has entered into an agreement with the Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o        You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being transferred to a Fund account with a different owner or name
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in an
     OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal
     Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each request.  To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL?  Write a letter of instruction that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered,
         and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express requests
to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue,
Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.
No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A,  Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you
advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:
     o the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o shares purchased by the reinvestment of dividends or capital gains distributions, or
     o shares redeemed in the special circumstances described in Appendix B to the
         Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
o        Shares of the fund selected for exchange must be available for sale in your state of residence.
o        The prospectuses of both funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative, or by using PhoneLink for automated exchanges by calling
1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
         Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock
         Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     o   The interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be  adversely  affected  when its shares  are  repeatedly bought and sold in response to short-term  market  fluctuations--also  known as
         "market  timing."  When large dollar  amounts are  involved,  the Fund may have difficulty  implementing  long-term  investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the
         Fund to sell portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's performance and its  shareholders.  When the Manager believes  frequent trading
         would  have  a  disruptive   effect  on  the  Fund's   ability  to  manage  its
         investments,  the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person,  group or account that the Manager  believes to be a market timer.
o        The Fund may amend,  suspend or terminate  the exchange  privilege at any time.
         The  Fund  will  provide  you  notice  whenever  it  is  required  to  do so by applicable law, but it may impose changes at any time for emergency purposes.
o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.
o        The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed
         (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. Further details are set forth following the first paragraph under "How to Sell Shares" on page 22.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual fee is assessed on any account valued at less than $500.  The fee is automatically deducted from accounts annually on or about the second to last business day of September.  See the Statement of Additional Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of
     Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
     NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder)
     within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and
     Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by
     Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
     Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
     Transfer Agent at 1.800.225.5677.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in
December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B,
Class C and Class N shares, which normally have higher expenses than Class A and Class
Y.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.
There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.
You have four options:
Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions
     (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the
Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 40.04           $ 67.48         $
49.50          $ 38.34          $ 49.32
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .20
..26              .17             1.08
 Net realized and unrealized gain (loss)         (4.86)           (15.68)
22.20            14.37            (5.49)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.79)           (15.48)
22.46            14.54            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.32)            (.39)            (.83)
 Dividends in excess of net investment income       --                --
(.04)              --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.48)           (3.38)           (6.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 35.25            $40.04
$67.48           $49.50           $38.34

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (11.96)%          (27.10)%
47.13%           40.05%           (9.85)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $4,559,330        $4,876,120
$6,225,967       $3,780,168       $2,904,763
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $5,552,582        $5,851,970
$5,555,437       $3,475,038       $3,381,204
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.18%             0.42%
0.41%            0.37%            0.96%
 Expenses                                         1.23%             1.12%
1.08%            1.16%            1.14%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          21 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.11           $ 65.26         $
48.05          $ 37.32          $ 48.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.32)             (.06)
(.19)            (.16)             .69
 Net realized and unrealized gain (loss)         (4.49)           (15.13)
21.52            13.99            (5.31)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.81)           (15.19)
21.33            13.83            (4.62)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
--             (.11)            (.51)
 Dividends in excess of net investment income       --                --
--               --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                      --            (11.96)
(4.12)           (3.10)           (6.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.30            $38.11
$65.26           $48.05           $37.32

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (12.62)%          (27.68)%
46.01%           38.99%          (10.56)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,119,360        $1,386,315
$1,948,901       $1,250,245         $897,473
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,456,440        $1,731,624
$1,779,871       $1,121,639         $965,647
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.60)%           (0.35)%
(0.38)%          (0.40)%           0.20%
 Expenses                                         2.00%             1.89%
1.85%            1.94%            1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          22 | OPPENHEIMER GLOBAL FUND

 Class C   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.71           $ 66.09         $
48.63          $ 37.79          $ 48.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.12)              .07
..06             (.08)             .75
 Net realized and unrealized gain (loss)         (4.77)           (15.49)
21.54            14.07            (5.42)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.89)           (15.42)
21.60            13.99            (4.67)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.02)            (.16)            (.57)
 Dividends in excess of net investment income       --                --
--(1)            --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.14)           (3.15)           (6.31)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.82            $38.71
$66.09           $48.63           $37.79

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.63)%          (27.67)%
46.01%           38.97%          (10.53)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $463,949          $418,525
$404,312         $152,620          $90,707
------------------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)            $521,168          $448,751
$287,843         $125,334          $79,398
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                    (0.56)%           (0.33)%
(0.29)%          (0.38)%           0.23%
 Expenses                                         1.99%             1.89%
1.85%            1.94%            1.91%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                          23 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended September 30,               2002              2001(1)
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $39.98            $50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .01
 Net realized and unrealized loss                (4.92)           (10.16)
                                                --------------------------------
 Total from investment operations                (4.85)           (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
 Dividends in excess of net investment income       --                --
 Distributions from net realized gain               --                --
                                                --------------------------------
 Total dividends and/or distributions to shareholders
--------------------------------------------------------------------------------
 Net asset value, end of period                 $35.13            $39.98
                                                ================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.13)%          (20.25)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $51,077            $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)             $33,737            $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            0.14%             0.13%
 Expenses                                         1.45%             1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%

1. For the period from March 1, 2001 (inception of offering) to September
30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                          24 | OPPENHEIMER GLOBAL FUND

 Class Y   Year Ended September 30,                        2002
2001               2000              1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 40.11            $
67.53            $ 49.54           $ 42.38
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .12
..22                .64               .63
 Net realized and unrealized gain (loss)                  (4.85)
(15.68)             22.03             10.00

----------------------------------------------------------------------------
 Total from investment operations                         (4.73)
(15.46)             22.67             10.63
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --
--               (.50)             (.48)
 Dividends in excess of net investment income                --
--               (.06)               --
 Distributions from net realized gain                        --
(11.96)             (4.12)            (2.99)

----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                               --
(11.96)             (4.68)            (3.47)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 35.38
$40.11             $67.53            $49.54

============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                     (11.79)%
(27.04)%            47.63%            27.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $164,363
$165,281           $203,252           $36,593
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $191,788
$194,016           $136,515           $16,838
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.37%
0.54%              0.90%             1.07%
 Expenses                                                  1.15%
1.06%              0.82%             0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees            1.05%
1.00%              0.82%             0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     27%
36%                62%               68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Global Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL.OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or down-load documents on the OppenheimerFunds website:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo]            OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-1810
PR0330.001.1102
Printed on recycled paper

                                    Appendix to Prospectus of
                                     Oppenheimer Global Fund

         Graphic material included in the Prospectus of Oppenheimer Global Fund (the
"Fund") under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                                           Annual Total Returns
-------------------                                           --------------------

12/31/92                                             -14.20%
12/31/93                                             42.63%
12/31/94                                             -3.11%
12/31/95                                             16.59%
12/31/96                                             17.52%
12/31/97                                             21.82%
12/31/98                                             12.71%
12/31/99                                             58.48%
12/31/00                                             4.06%
12/31/01                                             -11.80%

 OPPENHEIMER GLOBAL FUND
                         Supplement dated March 31, 2003 to the
              Statement of Additional Information dated November 22, 2002

         The Statement of Additional Information is changed as follows:

1.       The supplement dated March 4, 2003 is replaced with this supplement.

2.       The section captioned "Other  Investment  Techniques and Strategies" is amended as follows:

a.       The first  sentence  under the caption  "Futures" on page 11 is revised to read as follows:

              "Futures.  The  Fund  can buy and  sell  futures  contracts  that relate to (1) broadly-based  stock indices (these are referred to as "stock  index  futures"),  (2) an  individual  stock  ("single stock  futures"),  (3) bond  indices  (these are  referred  to as
              "bond index  futures"),  (4) debt securities  (these are referred to as  "interest  rate  futures"),  and  (5)  foreign  currencies
              (these are referred to as "forward contracts")."

b.       The  following is added to the end of the third  paragraph  under the "Futures"
          caption:

              "Similarly,  a  single  stock  future  obligates  the  seller  to deliver (and the  purchaser  to take) cash or a specified  equity security to settle the futures  transaction.  Either  party could
              also  enter  into  an  offsetting   contract  to  close  out  the
              position.  Single stock  futures  trade on a very limited  number of exchanges,  with  contracts  typically not fungible  among the exchanges."

c.       The third  paragraph  under the caption  "Buying and Selling Options on Foreign
         Currencies" on page 15 is revised to read as follows:

              "A call the Fund  writes on a foreign  currency is  "covered"  if the Fund owns the  underlying  foreign  currency  covered  by the call or has an  absolute  and  immediate  right to  acquire  that foreign currency  without  additional cash  consideration  (or it can do so for  additional  cash  consideration  identified on its books) upon  conversion  or exchange  of other  foreign  currency held in its portfolio."

d.       The last  sentence  of the  fourth  paragraph  under the  caption  "Buying  and
         Selling Options on Foreign Currencies" is revised to read as follows:

              "In  those   circumstances,   the  Fund   covers  the  option  by
              identifying  on its books cash,  U.S.  government  securities  or other liquid  securities in an amount equal to the exercise price of the option."

e.       The  first  sentence  of  the  sixth  paragraph  under  the  caption   "Forward
         Contracts" on page 17 is revised to read as follows:

              "The  Fund  will  cover its  short  positions  in these  cases by identifying  on its books liquid  assets  having a value equal to the  aggregate  amount of the  Fund's  commitment  under  forward contracts."

3.       The section  captioned "Board of Trustees and Oversight  Committees" on page 26 is amended as follows:

     a.   The second  sentence of the second  paragraph under that caption is revised to read:

              "The  members  of the Audit  Committee  are  Kenneth  A.  Randall
              (Chairman) and Edward Reagan."

    b.   The first  sentence  of the third  paragraph  under that  caption is revised to read:

              "The  members  of  the  Study   Committee   are  Robert  G.  Galli
              (Chairman), Elizabeth Moynihan and Joel Motley."

4.       Effective  December  31,  2002,  Mr. Leon Levy retired as a Trustee of the Fund and Mr.  Clayton  Yeutter was elected as Chairman of the Board,  effective  January
     1, 2003.  Effective  March 31, 2003, Mr.  Benjamin  Lipstein  retired as a Trustee.
     Therefore,  the  Statement  of  Additional  Information  is revised by deleting the biography  for Messrs.  Levy and Lipstein on page 28 and by adding the following to
     Mr. Yeutter's biography: "Chairman of the Board of Trustees."

5.       In the Trustee  compensation  table on page 33, the title of  "Chairman"  after
     Mr.  Levy's  name is  deleted  and the  title  of  "Chairman"  is added  after  Mr.
     Yeutter's  name. In addition,  the following  footnote is added following the names of Messrs. Levy, Lipstein and Yeutter:

          7.  Effective  January 1, 2003, Mr.  Yeutter  became  Chairman of the
              Board of  Trustees  of the Board I Funds upon the  retirement  of
              Mr. Levy.  Effective  March 31, 2003, Mr.  Lipstein  retired as a
              Trustee.

March 31, 2003
PX330.008

Oppenheimer Global Fund
----------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated November 22, 2002

         This  Statement of Additional  Information  is not a Prospectus.  This document contains  additional  information  about  the Fund and  supplements  information  in the
Prospectus  dated  November 22, 2002. It should be read  together  with the  Prospectus.
You  can  obtain  the   Prospectus   by   writing   to  the   Fund's   Transfer   Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado 80217, or by calling the
Transfer  Agent at the  toll-free  number shown  above,  or by  downloading  it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...................................
2
     The Fund's Investment Policies.....................................................................
2
     Other Investment Techniques and Strategies.........................................................
7
     Investment Restrictions............................................................................
21
How the Fund is Managed ................................................................................
23
     Organization and History...........................................................................
23
     Board of Trustees and Oversight Committees.........................................................
25
     Trustees and Officers of the Fund..................................................................
25
     The Manager........................................................................................
34
Brokerage Policies of the Fund..........................................................................
36
Distribution and Service Plans..........................................................................
38
Performance of the Fund.................................................................................
42

About Your Account
How To Buy Shares.......................................................................................
47
How To Sell Shares......................................................................................
58
How To Exchange Shares..................................................................................
62
Dividends, Capital Gains and Taxes......................................................................
66
Additional Information About the Fund...................................................................
70

Financial Information About the Fund
Independent Auditors' Report............................................................................
72
Financial Statements....................................................................................
73

Appendix A: Industry Classifications....................................................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............................................
B-1
----------------------------------------------------------------------------------------

ABOUT THE FUND
----------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional  Information
contains  supplemental  information  about  those  policies  and  risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided  about the strategies  that the Fund may use to try to achieve its objective.

The  Fund's  Investment  Policies.  The  composition  of the  Fund's  portfolio  and the techniques and strategies that the Manager uses in selecting  portfolio  securities will vary over time.  The Fund is not required to use all of the  investment  techniques  and strategies  described  below at all times in  seeking  its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting  securities for the Fund's  portfolio,  the Manager  evaluates the merits of particular equity and fixed-income  securities  primarily through the exercise of  its  own  investment  analysis.  That  process  may  include,  among  other  things, evaluation of the issuer's  historical  operations,  prospects for the industry of which the issuer is part, the issuer's financial  condition,  its pending product developments and  business  (and those of  competitors),  the effect of general  market and  economic conditions on the issuer's  business,  and  legislative  proposals that might affect the issuer.

         |X|  Investments  in Equity  Securities.  The Fund focuses its  investments  in equity  securities  of both  foreign  and  U.S.  companies.  Equity  securities  include common stocks,  preferred stocks, rights and warrants,  and securities  convertible into common  stock.  The Fund's  investments  can include  stocks of  companies in any market capitalization  range,  if the Manager  believes the  investment is consistent  with the
Fund's  objective,  including the preservation of principal.  Certain equity  securities may be selected  not only for their  appreciation  possibilities  but  because  they may provide dividend income.

         Small-cap  growth  companies  may  offer  greater   opportunities  for  capital
appreciation  than  securities of large,  more  established  companies.  However,  these securities also involve greater risks than  securities of larger  companies.  Securities of small  capitalization  issuers may be subject to greater price  volatility in general than securities of large-cap and mid-cap  companies.  Therefore,  to the degree that the
Fund  has   investments  in  smaller   capitalization   companies  at  times  of  market
volatility,  the  Fund's  share  price may  fluctuate  more.  Those  investments  may be limited to the extent the Manager believes that such  investments  would be inconsistent
with  the  goal  of  preservation  of  principal.   As  noted  below,  the  Fund  limits
investments in unseasoned small cap issuers.

              |_|  Growth  Companies.  The Fund may  invest in  securities  of  "growth"
companies.  Growth  companies are those companies that the Manager believes are entering into a growth  cycle in their  business,  with the  expectation  that  their  stock will increase in value.  They may be  established  companies  as well as newer  companies  in the development stage.  Growth companies may have a variety of  characteristics  that in the Manager's view define them as "growth" issuers.

         They  may  be  generating  or  applying  new  technologies,   new  or  improved
distribution  techniques or new  services.  They may own or develop  natural  resources.
They may be companies  that can benefit from changing  consumer  demands or  lifestyles, or companies that have  projected  earnings in excess of the average for their sector or industry.  In each case,  they have  prospects  that the Manager  believes are favorable for the long term.  The portfolio  manager of the Fund looks for growth  companies  with strong,  capable management sound financial and accounting policies,  successful product development and marketing and other factors.

              |_|  Convertible  Securities.  The value of a  convertible  security  is a function  of its  "investment  value"  and its  "conversion  value."  If the  investment value exceeds the conversion  value,  the security will behave more like a debt security and the  security's  price will likely  increase when  interest  rates fall and decrease when interest rates rise. If the  conversion  value exceeds the  investment  value,  the security  will behave more like an equity  security.  In that case,  it will likely sell at a premium over its  conversion  value and its price will tend to  fluctuate  directly with the price of the underlying security.

         While some  convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)  causes them to be  regarded  by the  Manager  more as  "equity  equivalents."  As a result,  the rating assigned to the security has less impact on the  Manager's  investment  decision than in the case of non-convertible debt fixed-income securities.

         To  determine  whether  convertible  securities  should be  regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether,  at the  option  of the  investor,  the  convertible  security  can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible  securities has restated its earnings per share of common stock on a fully diluted basis  (considering the effect of conversion of the convertible securities), and
(3)      the  extent  to which  the  convertible  security  may be a  defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

              |_|  Rights and  Warrants.  Warrants  basically  are  options to  purchase equity  securities  at  specific  prices  valid for a  specific  period  of time.  Their prices do not  necessarily  move  parallel to the prices of the  underlying  securities.
Rights are similar to warrants,  but normally have a short duration and are  distributed directly  by the  issuer  to its  shareholders.  Rights  and  warrants  have  no  voting rights,  receive  no  dividends  and have no rights  with  respect  to the assets of the issuer.

         |X|      Foreign Securities.  The Fund expects to have substantial  investments in foreign  securities.  These include equity securities issued by foreign companies and debt  securities  issued or guaranteed by foreign  companies or  governments,  including supra-national  entities.  "Foreign  securities"  include equity and debt  securities of companies  organized  under the laws of countries  other than the United States and debt securities  issued or guaranteed  by  governments  other than the U.S.  government or by foreign  supra-national  entities.  They also include securities of companies (including those  that are  located  in the  U.S.  or  organized  under  U.S.  law)  that  derive a significant  portion of their  revenue or profits from foreign  businesses,  investments or  sales,  or that have a  significant  portion  of their  assets  abroad.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities  of foreign  issuers  that are  represented  by American  Depository
Receipts  or that  are  listed  on a U.S.  securities  exchange  or  traded  in the U.S.
over-the-counter  markets are not  considered  "foreign  securities"  for the purpose of the Fund's investment  allocations,  because they are not subject to many of the special considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund may purchase securities  denominated in foreign currencies,  a change in the value of such foreign  currency  against the U.S.  dollar will result in a change in the  amount of  income  the Fund has  available  for  distribution.  Because a portion of the Fund's  investment  income may be  received  in foreign  currencies,  the
Fund will be  required  to  compute  its  income in U.S.  dollars  for  distribution  to shareholders,  and  therefore  the Fund will absorb the cost of  currency  fluctuations.
After the Fund has distributed  income,  subsequent  foreign  currency losses may result in the Fund's  having  distributed  more income in a particular  fiscal  period than was available  from  investment  income,  which  could  result  in a return  of  capital  to shareholders.

         Investing in foreign  securities  offers potential  benefits not available from investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest  in  foreign  issuers  that  appear  to offer  growth  potential,  or in  foreign countries with economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in  portfolio  value by taking  advantage  of foreign  stock markets  that do not move in a manner  parallel  to U.S.  markets.  The Fund  will  hold foreign currency only in connection with the purchase or sale of foreign securities.

              |_| Risks of Foreign  Investing.  Investments  in foreign  securities  may offer special  opportunities  for investing but also present  special  additional  risks and  considerations  not typically  associated with investments in domestic  securities.
Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform  accounting,  auditing  and  financial  reporting  standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less  governmental  regulation of foreign issuers,  stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o        possibilities  in  some  countries  of  expropriation,  confiscatory  taxation,
              political,   financial  or  social   instability  or  adverse   diplomatic
              developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  Government  policies have  discouraged  certain  investments abroad by U.S.  investors,  through taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

              |_| Special Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also  offer  special  opportunities  for growth  investing  but have  greater risks than more developed foreign markets, such as those in Europe,  Canada,  Australia,
New Zealand and Japan.  There may be even less  liquidity in their  securities  markets, and  settlements  of  purchases  and sales of  securities  may be subject to  additional delays.  They are  subject  to  greater  risks of  limitations  on the  repatriation  of income  and  profits  because of  currency  restrictions  imposed by local  governments.
Those  countries  may also be  subject  to the risk of greater  political  and  economic instability,  which can greatly  affect the  volatility of prices of securities in those countries.  The Manager will  consider  these  factors  when  evaluating  securities  in these markets,  because the selection of those  securities  must be consistent  with the
Fund's goal of preservation of principal.

         The Fund  intends to invest less than 5% of its total assets in  securities  of issuers of Eastern  European  countries.  The social,  political and economic reforms in most Eastern  European  countries are still in their early  stages,  and there can be no assurance that these reforms will  continue.  Eastern  European  countries in many cases do not have a sophisticated  or  well-established  capital market structure for the sale and trading of  securities.  Participation  in the  investment  markets in some of those countries may be available  initially or solely  through  investment in joint  ventures, state enterprises,  private  placements,  unlisted  securities or other similar illiquid investment vehicles.

         In addition,  although  investment  opportunities may exist in Eastern European countries,  any  change  in the  leadership  or  policies  of the  governments  of those countries,  or  changes in the  leadership  or  policies  of any other  government  that exercises a significant  influence  over those  countries,  may halt the expansion of or reverse the  liberalization of foreign  investment  policies now occurring.  As a result investment opportunities which may currently exist may be threatened.

         The  prior  authoritarian  governments  of a  number  of the  Eastern  European countries  previously  expropriated large amounts of real and personal  property,  which may  include  property  which will be  represented  by or held by  entities  issuing the securities  the Fund  might wish to  purchase.  In many  cases,  the claims of the prior property owners against those  governments were never finally  settled.  There can be no assurance  that any  property  represented  by or held by  entities  issuing  securities purchased by the Fund will not also be expropriated,  nationalized,  or confiscated.  If that  property  were  confiscated,  the Fund  could  lose a  substantial  portion of its
investments  in  such  countries.   The  Fund's  investments  could  also  be  adversely
affected by exchange control regulations imposed in any of those countries.

         |X|  Investing  in Debt  Securities.  While  the Fund does not  invest  for the purpose  of seeking  current  income,  at times the Fund can invest in debt  securities, including the  convertible  debt  securities  described  above under the  description of equity  investments.  Debt  securities  also can be selected for  investment by the Fund for  defensive  purposes,  as described  below.  For  example,  when the stock market is volatile,  or when the portfolio  manager  believes that growth  opportunities in stocks are not  attractive,  certain debt  securities  might  provide not only offer  defensive opportunities but also some opportunities for capital appreciation.

         The Fund's debt  investments  can include  corporate bonds and notes of foreign or U.S.  companies,  as  well  as U.S.  and  foreign  government  securities.  It is not expected  that this will be a  significant  portfolio  strategy of the Fund under normal market  circumstances,  and the Fund  normally does not intend to invest more than 5% of its total assets in debt securities.

              |_| Credit  Risk.  Credit  risk  relates  to the  ability of the issuer to
meet  interest  or  principal   payments  or  both  as  they  become  due.  In  general,
lower-grade,  higher-yield  bonds are  subject to credit  risk to a greater  extent than lower-yield, higher-quality bonds.

                  The  Fund's  debt   investments  can  include   investment-grade   and
non-investment-grade  bonds  (commonly  referred to as "junk  bonds").  Investment-grade bonds are bonds  rated at least  "Baa" by  Moody's  Investors  Service,  Inc.,  at least
"BBB" by Standard & Poor's Ratings Services or Fitch,  Inc., or have comparable  ratings by another nationally recognized statistical rating organization.

         In making  investments in debt securities,  the Manager may rely to some extent on the  ratings of ratings  organizations  or it may use its own  research to evaluate a security's  credit-worthiness.  If the securities are unrated,  to be considered part of the Fund's holdings of investment-grade  securities,  they must be judged by the Manager
to  be  of  comparable   quality  to  bonds  rated  as  investment  grade  by  a  rating organization.

              |_|  Interest  Rate Risk.  Interest  rate risk refers to the  fluctuations in value of  fixed-income  securities  resulting from the inverse  relationship  between price and  yield.  For  example,  an  increase  in general  interest  rates will tend to reduce the market value of  already-issued  fixed-income  investments,  and a decline in general  interest rates will tend to increase their value. In addition,  debt securities with longer  maturities,  which tend to have higher  yields,  are subject to potentially greater  fluctuations  in value from  changes in interest  rates than  obligations  with shorter maturities.

              Fluctuations  in the market  value of  fixed-income  securities  after the
Fund buys them will not affect the interest  payable on those  securities,  nor the cash
income  from  them.  However,   those  price  fluctuations  will  be  reflected  in  the
valuations  of the  securities,  and  therefore  the  Fund's  net asset  values  will be affected by those fluctuations.

         |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the
Fund traded its  portfolio  securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually.

         Increased  portfolio  turnover creates higher  brokerage and transaction  costs for the Fund,
which may reduce its  overall  performance.  Additionally,  the  realization  of capital gains  from  selling  portfolio  securities  may  result  in  distributions  of  taxable long-term  capital gains to  shareholders,  since the Fund will normally  distribute all of its capital  gains  realized  each year,  to avoid  excise  taxes under the  Internal
Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the Fund may from time to time use the  types of  investment  strategies  and  investments  described below.  It is not  required to use all of these  strategies  at all times,  and at times may not use them.

         |X|  Zero  Coupon  Securities.   The  Fund  may  buy  zero-coupon  and  delayed
interest   securities,   and  "stripped"   securities.   Stripped  securities  are  debt
securities   whose   interest   coupons  are  separated   from  the  security  and  sold
separately.  The Fund can buy different  types of  zero-coupon  or stripped  securities, including,  among others,  U.S. Treasury notes or bonds that have been stripped of their
interest   coupons,   U.S.   Treasury  bills  issued  without  interest   coupons,   and
certificates representing interests in stripped securities.

         Zero-coupon  securities do not make periodic  interest payments and are sold at a  deep  discount  from  their  face  value.  The  buyer  recognizes  a rate  of  return determined  by the  gradual  appreciation  of the  security,  which is  redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until maturity,  as well as prevailing  interest rates,  the liquidity of the security and the credit  quality  of the  issuer.  In the  absence  of  threats  to the  issuer's  credit quality,  the  discount  typically  decreases  as the  maturity  date  approaches.  Some zero-coupon  securities are convertible,  in that they are zero-coupon  securities until a predetermined  date, at which time they convert to a security with a specified  coupon rate.

         Because  zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally  more  volatile than the value of other debt  securities.  Their value may fall more  dramatically  than the value of  interest-bearing  securities  when interest  rates rise.  When  prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

         The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund  to recognize  income and make  distributions  to  shareholders  before it receives any cash
payments  on  the   zero-coupon   investment.   To  generate   cash  to  satisfy   those
distribution  requirements,  the  Fund  may have to sell  portfolio  securities  that it otherwise  might have  continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X|  Repurchase  Agreements.   The  Fund  may  acquire  securities  subject  to
repurchase agreements. It may do so

o        for liquidity purposes to meet anticipated redemptions of Fund shares, or
o        pending the investment of the proceeds from sales of Fund shares, or
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a repurchase transaction,  the Fund buys a security from, and simultaneously resells it to, an  approved  vendor for  delivery on an  agreed-upon  future  date.  The resale  price  exceeds  the  purchase  price by an amount that  reflects an  agreed-upon interest  rate  effective  for the period  during which the  repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial  banks,  U.S.  branches of foreign banks,  or  broker-dealers  that have been  designated as primary  dealers in government securities.  They must meet  credit  requirements  set by the Fund's  Board of  Trustees from time to time.

         The majority of these  transactions run from day to day, and delivery  pursuant to the  resale  typically  occurs  within one to five days of the  purchase.  Repurchase agreements  having a  maturity  beyond  seven days are  subject to the Fund's  limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized  by  the  underlying  security.  The  Fund's  repurchase  agreements require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral  must equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the  vendor  fails to pay the  resale  price on the delivery  date,  the Fund  may  incur  costs  in  disposing  of the  collateral  and may experience  losses if there is any  delay in its  ability  to do so.  The  Manager  will monitor the vendor's  creditworthiness  to confirm that the vendor is financially  sound and will continuously monitor the collateral's value.

         Pursuant  to  an  Exemptive   Order  issued  by  the  Securities  and  Exchange
Commission,  the Fund, along with other affiliated entities managed by the Manager,  may transfer  uninvested  cash balances into one or more joint  repurchase  accounts.  These balances are invested in one or more repurchase  agreements,  secured by U.S. government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral  be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the  agreement, retention of the collateral may be subject to legal proceedings.

         |X|  Illiquid and  Restricted  Securities.  Under the  policies and  procedures established  by the Fund's Board of Trustees,  the Manager  determines  the liquidity of certain  of the  Fund's  investments.  To  enable  the  Fund to sell its  holdings  of a restricted  security not registered  under the Securities Act of 1933, the Fund may have to cause those  securities  to be  registered.  The expenses of  registering  restricted securities  may be  negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must  arrange  registration  because  the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the  security  and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any  downward  price  fluctuation  during that period.

         The Fund may also acquire  restricted  securities  through private  placements.
Those   securities  have  contractual   restrictions  on  their  public  resale.   Those
restrictions  might  limit the Fund's  ability to  dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted  securities,  as stated in the  Prospectus.  Those  percentage  restrictions  do not limit  purchases  of restricted securities that are eligible for sale to qualified  institutional  purchasers under  Rule  144A  of  the  Securities  Act of  1933,  if  those  securities  have  been
determined  to  be  liquid  by  the  Manager  under  Board-approved  guidelines.   Those
guidelines  take  into  account  the  trading  activity  for  such  securities  and  the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

         Illiquid  securities include repurchase  agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Forward  Rolls.  The Fund can enter into "forward roll"  transactions  with respect to mortgage related  securities.  In this type of transaction,  the Fund sells a mortgage related security to a buyer and  simultaneously  agrees to repurchase a similar security  (the same type of  security,  and having the same  coupon and  maturity)  at a later  date at a set  price.  The  securities  that are  repurchased  will have the same interest rate as the securities that are sold, but typically will be  collateralized  by different pools of mortgages (with different  prepayment  histories) than the securities that have been sold.  Proceeds  from the sale are  invested in  short-term  instruments, such as repurchase  agreements.  The income from those  investments,  plus the fees from the forward roll  transaction,  are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered"  rolls. To assure its future payment of the  purchase  price,  the  Fund  will  identify  on its  books  cash,  U.S.  government securities  or other  high-grade  debt  securities  in an  amount  equal to the  payment obligation under the roll.

         These  transactions  have  risks.  During the period  between  the sale and the repurchase,  the Fund will not be entitled to receive  interest and  principal  payments on the  securities  that have been sold.  It is  possible  that the market  value of the securities  the Fund sells may  decline  below the price at which the Fund is  obligated to repurchase securities.

         |X| Loans of  Portfolio  Securities.  To raise cash for  liquidity  purposes or income, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's  Board of  Trustees.  These loans are limited to not more than 25% of the value of the Fund's net assets.  The Fund  currently does not intend  that its loans of  securities  in the  current  year will exceed 15% of its total assets.

         There are some risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery  of the loaned  securities  if the  borrower  defaults.  The Fund must  receive collateral  for a loan.  Under current  applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the value of the loaned  securities.  It must  consist of cash,  bank letters of credit, or securities  of the U.S.  Government  or its agencies or  instrumentalities,  or other cash  equivalents  in  which  the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts  demanded by the Fund if the  demand  meets the terms of the  letter.  The terms of the  letter of credit  and the issuing bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund receives amounts equal to the dividends or interest on loaned  securities.  It also  receives  one or more of (a)  negotiated  loan fees,  (b)  interest  on  securities  used  as  collateral,  and  (c)  interest  on  any short-term  debt  securities  purchased  with  such  loan  collateral.  Either  type  of interest may be shared with the  borrower.  The Fund may also pay  reasonable  finder's, custodian  bank and  administrative  fees in connection  with these loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

         |X|  Borrowing  for  Leverage.  The Fund has the ability to borrow up to 10% of the value of its net assets  from  banks on an  unsecured  basis to invest the  borrowed funds in portfolio  securities.  This speculative  technique is known as "leverage." The
Fund may borrow only from banks. Under current regulatory  requirements,  borrowings can be made only to the extent  that the value of the Fund's  assets,  less its  liabilities other  than  borrowings,  is equal to at least  300% of all  borrowings  (including  the proposed  borrowing).  If the value of the Fund's  assets  fails to meet this 300% asset coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might  have to sell a portion of its  investments  at a disadvantageous time.

         The Fund will pay  interest on these  loans,  and that  interest  expense  will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be  greater  than  comparable  funds  that do not  borrow  for  leverage.
Additionally,  the Fund's net asset  value per share might  fluctuate  more than that of funds  that  do not  borrow.  Currently,  the  Fund  does  not  contemplate  using  this technique  in the next  year but if it does so, it will not  likely be to a  substantial degree.

         |X|  Derivatives.  The Fund can invest in a variety of  derivative  investments to seek income or for hedging  purposes.  Some  derivative  investments the Fund can use
are  the  hedging   instruments   described   below  in  this  Statement  of  Additional
Information.  However,  the  Fund  does not use,  and  does  not  currently  contemplate using,  derivatives or hedging  instruments  to a significant  degree in the coming year and it is not obligated to use them in seeking its objective.

         Some of the derivative  investments the Fund can use include "debt exchangeable for common  stock" of an issuer or  "equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security  is  exchanged  for  common  stock of the  issuer or it is payable  in an amount  based on the price of the  issuer's  common  stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Manager expected.

         Other  derivative  investments  the Fund can invest in  include  "index-linked"
notes.  Principal  and/or interest  payments on these notes depend on the performance of an underlying  index.  Currency-indexed  securities are another  derivative the Fund may use. Typically these are short-term or  intermediate-term  debt securities.  Their value at  maturity  or the rates at which  they pay  income  are  determined  by the change in value of the U.S.  dollar  against one or more foreign  currencies or an index.  In some cases,  these  securities  may pay an  amount at  maturity  based on a  multiple  of the amount of the  relative  currency  movements.  This type of index  security  offers  the potential  for  increased  income or  principal  payments  but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         |X|  Hedging.  Although  the Fund  does not  anticipate  the  extensive  use of hedging instruments,  the Fund can use hedging  instruments.  It is not obligated to use them in seeking  its  objective.  To attempt to protect  against  declines in the market value of the  Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the value  of  portfolio  securities  which  have  appreciated,  or  to  facilitate  selling securities for investment reasons, the Fund could:
o        sell futures contracts,
o        buy puts on such futures or on securities, or
o        write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities  market as a temporary  substitute  for  purchasing  particular  securities.  In that  case  the Fund would  normally  seek to  purchase  the  securities  and  then  terminate  that  hedging position.  The Fund might  also use this type of hedge to  attempt  to  protect  against the possibility  that its portfolio  securities would not be fully included in a rise in value of the market.  To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's  strategy of hedging  with  futures  and options on futures  will be incidental  to the Fund's  activities  in the  underlying  cash market.  The  particular hedging  instruments  the Fund can use are  described  below.  The Fund may  employ  new hedging  instruments  and  strategies  when  they are  developed,  if  those  investment methods are consistent with the Fund's  investment  objective and are permissible  under applicable regulations governing the Fund.

              |_| Futures.  The Fund can buy and sell futures  contracts  that relate to
(1)  broadly-based  stock indices (these are referred to as "stock index futures"),  (2)
bond  indices  (these are  referred to as "bond  index  futures"),  (3) debt  securities
(these are referred to as "interest rate futures"),  and (4) foreign  currencies  (these are referred to as "forward contracts").

         A  broadly-based  stock  index is used as the basis  for  trading  stock  index futures.  They  may in some  cases  be  based  on  stocks  of  issuers  in a  particular industry or group of  industries.  A stock index assigns  relative  values to the common stocks  included  in the index and its value  fluctuates  in  response to the changes in value of the  underlying  stocks.  A stock index cannot be  purchased or sold  directly.
Bond index  futures are  similar  contracts  based on the future  value of the basket of securities  that  comprise the index.  These  contracts  obligate the seller to deliver, and the  purchaser  to  take,  cash to  settle  the  futures  transaction.  There  is no delivery  made of the  underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An interest  rate future  obligates the seller to deliver (and the purchaser to take) cash or a  specified  type of debt  security  to settle the  futures  transaction.
Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received  by the Fund on the  purchase or sale of a future.
Upon  entering  into a futures  transaction,  the Fund will be  required  to  deposit an initial  margin  payment with the futures  commission  merchant (the "futures  broker").
Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures  broker's  name.  However,  the futures broker can gain access to that  account  only  under  specified  conditions.  As the future is marked to market
(that is, its value on the Fund's  books is  changed)  to reflect  changes in its market value,  subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration of the future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final  determination  of variation  margin is made and any  additional  cash must be paid by or  released  to the
Fund.  Any loss or gain on the  future is then  realized  by the Fund for tax  purposes.
All futures  transactions  are  effected  through a  clearinghouse  associated  with the exchange on which the contracts are traded.

              |_| Put and Call  Options.  The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls").  The Fund can buy and sell  exchange-traded
and  over-the-counter  put  and  call  options,  including  index  options,   securities
options,  currency  options,  commodities  options,  and  options on the other  types of futures described above.

              |_| Writing  Covered  Call  Options.  The Fund can write  (that is,  sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the
Fund must own the security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered  by liquid  assets  identified  on the
Fund's  books to enable the Fund to satisfy its  obligations  if the call is  exercised.
Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security,  it receives  cash (a premium).  The
Fund agrees to sell the underlying  security to a purchaser of a  corresponding  call on the same  security  during  the call  period at a fixed  exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine  months.  The  exercise  price may differ from the market  price of the  underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price, it is likely that the call will lapse without being  exercised.  In that case,  the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund  will  pay an  amount  of cash  equal to the difference  between the closing price of the call and the exercise price,  multiplied by a  specified  multiple  that  determines  the total  value of the call for each point of difference.  If the  value of the  underlying  investment  does not rise  above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case, the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities  depository acting for the custodian bank,  will act as the Fund's  escrow  agent,  through  the  facilities  of the  Options
Clearing  Corporation  ("OCC"),  as to the  investments  on which  the Fund has  written calls traded on  exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the  absolute  right to  repurchase  that OTC option.  The  formula  price  will  generally  be based  on a  multiple  of the  premium received for the option,  plus the amount by which the option is  exercisable  below the market price of the underlying  security  (that is, the option is "in the money").  When the  Fund  writes  an OTC  option,  it will  treat  as  illiquid  (for  purposes  of its restriction on holding illiquid  securities) the mark-to-market  value of any OTC option it holds,  unless  the  option is  subject  to a  buy-back  agreement  by the  executing broker.

         To terminate its  obligation on a call it has written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction costs  and the  premium  received  on the call the Fund  wrote is more or less  than the price of the  call  the  Fund  purchases  to  close  out the  transaction.  The Fund may realize a profit if the call  expires  unexercised,  because  the Fund will  retain  the underlying  security  and the  premium  it  received  when it wrote the  call.  Any such profits are  considered  short-term  capital gains for federal  income tax purposes,  as are the  premiums  on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary  income.  If the Fund cannot effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

         The Fund may also write calls on a futures  contract without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by identifying an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional  liquid assets on the Fund's books if the value of the  identified  assets drops below 100% of the current value of the future.  Because of this  identification  requirement,  in no circumstances would the Fund's  receipt of an exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position, which is permitted by the Fund's hedging policies.

              |_| Writing Put Options.  The Fund can sell put  options.  A put option on securities  gives the  purchaser  the right to sell,  and the writer the  obligation  to buy, the  underlying  investment  at the exercise  price during the option  period.  The
Fund will not write puts if, as a result,  more than 50% of the Fund's net assets  would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid  assets  identified on the Fund's  books.  The premium the Fund  receives  from  writing a put  represents a profit,  as long as the price of the  underlying  investment  remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the  option  period to buy the  underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the  investment  falls below the exercise  price.
If a put the Fund has  written  expires  unexercised,  the Fund  realizes  a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised, the Fund must  fulfill its  obligation  to purchase  the  underlying  investment  at the exercise  price.  That price will usually  exceed the market value of the  investment at that  time.  In  that  case,  the  Fund  may  incur a loss if it  sells  the  underlying investment.  That  loss  will be equal to the sum of the  sale  price of the  underlying investment  and the  premium  received  minus  the  sum of the  exercise  price  and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets with a value equal to or greater  than  the  exercise  price of the  underlying  securities.  The Fund  therefore forgoes the  opportunity  of investing  the  identified  assets or writing calls against those assets.

         As  long  as the  Fund's  obligation  as the put  writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold. That notice will  require the Fund to take  delivery of the  underlying  security and pay the exercise  price.  The Fund has no control  over when it may be required to purchase  the underlying  security,  since it may be assigned an exercise  notice at any time prior to
the   termination  of  its  obligation  as  the  writer  of  the  put.  That  obligation terminates  upon  expiration of the put. It may also terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may  decide to  effect a closing  purchase  transaction  to  realize a profit on an  outstanding  put  option  it has  written  or to  prevent  the  underlying security  from being put.  Effecting  a closing  purchase  transaction  will also permit the Fund to write  another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.  The Fund will  realize a profit or loss  from  a  closing  purchase  transaction  depending  on  whether  the  cost  of the transaction  is less or more than the  premium  received  from  writing  the put option.
Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

              |_|  Purchasing  Calls and Puts.  The Fund can  purchase  calls to protect
against  the  possibility   that  the  Fund's  portfolio  will  not  participate  in  an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment during the call period at a fixed  exercise  price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying investment  is  above  the sum of the call  price  plus the  transaction  costs  and the premium  paid for the  call  and the  Fund  exercises  the  call.  If the Fund  does not exercise  the  call or sell it  (whether  or not at a  profit),  the  call  will  become worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund  purchases a put, it pays a premium and,  except as to puts on indices,  has the  right to sell the  underlying  investment  to a seller  of a put on a corresponding  investment  during the put  period at a fixed  exercise  price.  Buying a put on  securities  or  futures  the Fund owns  enables  the Fund to  attempt to protect itself  during  the  put  period  against  a  decline  in the  value  of the  underlying investment  below  the  exercise  price by  selling  the  underlying  investment  at the exercise  price  to a  seller  of a  corresponding  put.  If  the  market  price  of the underlying  investment  is equal to or above the  exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date.
In that  case  the  Fund  will  have  paid the  premium  but lost the  right to sell the underlying  investment.  However,  the Fund may  sell the put  prior to its  expiration.
That sale may or may not be at a profit.

         Buying  a put on an  investment  the  Fund  does  not own  (such as an index or future)  permits  the Fund to resell  the put or to buy the  underlying  investment  and sell it at the  exercise  price.  The resale  price will vary  inversely to the price of the underlying  investment.  If the market price of the  underlying  investment is above the  exercise  price and,  as a result,  the put is not  exercised,  the put will become worthless on its expiration date.

         When  the  Fund  purchases  a call  or put on an  index  or  future,  it pays a premium,  but  settlement  is  in  cash  rather  than  by  delivery  of  the  underlying investment  to the Fund.  Gain or loss depends on changes in the index in question  (and thus on  price  movements  in the  securities  market  generally)  rather  than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         |_| Buying and  Selling  Options  on Foreign  Currencies.  The Fund can buy and
sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities  exchange or in the  over-the-counter  markets or are quoted by major  recognized  dealers in such  options.  The Fund could use these calls and puts to try to protect  against  declines  in the  dollar  value of  foreign  securities  and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates a rise in the dollar value of a foreign currency in
which  securities  to  be  acquired  are  denominated,   the  increased  cost  of  those
securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the  Manager  anticipates  a  decline  in the  dollar  value of a  foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign currency.  However,  the currency  rates could  fluctuate in a direction  adverse to the
Fund's  position.  The  Fund  will  then  have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash  consideration  (or it can do so for additional  cash  consideration  identified on the Fund's books) upon  conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has the right to acquire and which is  denominated in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by  maintaining  cash,  U.S.  government  securities or other liquid,  high grade debt  securities  in an amount equal to the exercise  price of the option  identified on the Fund's books.

         |_| Risks of Hedging with Options and Futures.  The use of hedging  instruments requires  special skills and knowledge of investment  techniques that are different than what is  required  for  normal  portfolio  management.  If the  Manager  uses a  hedging
instrument  at  the  wrong  time  or  judges  market  conditions  incorrectly,   hedging
strategies may reduce the Fund's return.  The Fund could also  experience  losses if the prices  of its  futures  and  options  positions  were not  correlated  with  its  other investments.

         The Fund's  option  activities  could affect its  portfolio  turnover  rate and brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover rate. The exercise by the  Fund of puts on  securities  will  cause  the  sale of  underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within  the  Fund's  control,  holding  a put might  cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund  could  pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an underlying  investment  in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the underlying  investments.  Premiums paid  for  options  are  small  in  relation  to the  market  value  of  the  underlying investments.  Consequently,  put and call options offer large  amounts of leverage.  The leverage  offered  by  trading in  options  could  result in the Fund's net asset  value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is  exercised on an  investment  that has increased  in  value,  the Fund  will be  required  to sell the  investment  at the call price.  It will not be able to realize any profit if the  investment  has  increased  in value above the call price.

         An option  position may be closed out only on a market that provides  secondary trading  for  options  of the  same  series,  and  there is no  assurance  that a liquid secondary  market  will  exist for any  particular  option.  The Fund  might  experience losses if it could not  close out a  position  because  of an  illiquid  market  for the future or option.

         There is a risk in using short hedging by selling  futures or  purchasing  puts on  broadly-based  indices or futures to  attempt  to protect  against  declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the  futures or the  applicable  index  will  correlate  imperfectly  with the  behavior  of the cash prices of the Fund's  securities.  For example,  it is possible  that while the Fund has used hedging  instruments  in a short hedge,  the market might  advance and the value of the securities held in the Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or  to a  very  small  degree,  over  time  the  value  of a  diversified  portfolio  of securities  will  tend to move in the same  direction  as the  indices  upon  which  the hedging instruments are based.

         The risk of imperfect  correlation  increases as the  composition of the Fund's portfolio  diverges from the securities  included in the applicable index. To compensate for the  imperfect  correlation  of movements in the price of the  portfolio  securities being  hedged and  movements in the price of the hedging  instruments,  the Fund may use hedging  instruments  in a greater  dollar  amount than the dollar  amount of  portfolio securities  being hedged.  It might do so if the historical  volatility of the prices of the  portfolio  securities  being hedged is more than the  historical  volatility of the applicable index.

         The  ordinary  spreads  between  prices  in the cash and  futures  markets  are subject to distortions,  due to differences in the nature of those markets.  First,  all participants  in the  futures  market are  subject  to margin  deposit  and  maintenance requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures  contracts  through  offsetting  transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the  futures  market  depends on  participants  entering  into  offsetting  transactions rather  than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the  futures  market  could be  reduced,  thus  producing distortion.  Third, from the point of view of speculators,  the deposit  requirements in the  futures  market  are  less  onerous  than  margin  requirements  in the  securities markets.  Therefore,  increased  participation  by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging  instruments to establish a position in the securities markets as a temporary  substitute  for the  purchase  of  individual  securities  (long hedging) by buying  futures  and/or calls on such futures,  broadly-based  indices or on securities.  It is  possible  that when the Fund does so the market  might  decline.  If the Fund then  concludes  not to invest  in  securities  because  of  concerns  that the market might decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction  in the price of the  securities purchased.

              |_| Forward  Contracts.  Forward  contracts are foreign currency  exchange contracts.  They are used to buy or sell  foreign  currency  for  future  delivery  at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a  security denominated  in a  foreign  currency  that the Fund has  bought or sold,  or to  protect against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a  particular  foreign  currency  to the  amount of its  assets  denominated  in that currency  or a  closely-correlated  currency.  The Fund  may  also  use  "cross-hedging"
where the Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees  to sell,  a  specific  currency  at a future  date.  That  date may be any fixed number  of  days  from  the  date  of the  contract  agreed  upon  by the  parties.  The transaction  price is set at the time the  contract  is entered  into.  These  contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against  uncertainty in the level of future  exchange rates.  The use of forward  contracts does not eliminate the risk of fluctuations  in the  prices of the  underlying  securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward contracts may reduce  the risk of loss from a  decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a contract  for the  purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so, the Fund could enter into a forward  contract  for the  purchase or sale of the amount of foreign currency involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign  currency.  This is called a  "transaction  hedge." The  transaction hedge  will  protect  the Fund  against a loss from an  adverse  change in the  currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the  payment is  declared,  and the date on which the  payments  are made or received.

         The Fund could also use forward  contracts to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund  believes  that foreign currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating the  value  of  some  or all of the  Fund's  portfolio  securities  denominated  in that foreign  currency.  When  the  Fund  believes  that  the  U.S.  dollar  might  suffer  a substantial  decline against a foreign currency,  it could enter into a forward contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a  different  foreign  currency  for a fixed U.S.
dollar amount if the Fund believes  that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract  will fall  whenever  there is a decline in the U.S.  dollar value of the  currency in which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by  identifying  to its custodian  bank  assets  having a value  equal to the  aggregate  amount  of the  Fund's commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate  the Fund to deliver an amount of  foreign  currency  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in that  currency  or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the  Fund's portfolio  securities or other assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid  securities  denominated  in any currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the
Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign currency  being hedged by a forward sale  contract at a price no higher than the forward contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future  value of securities  denominated  in foreign  currencies  will change as a consequence  of market movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some  cases,  the  Manager  might  decide  to sell the  security  and  deliver foreign  currency to settle the  original  purchase  obligation.  If the market value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to deliver,  the Fund might have to  purchase  additional  foreign  currency  on the "spot"
(that  is,  cash)  market to settle  the  security  trade.  If the  market  value of the security  instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver  to settle the trade,  the Fund  might have to sell on the spot  market  some of the foreign  currency  received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely  difficult, and the  successful  execution of a  short-term  hedging  strategy is highly  uncertain.
Forward  contracts  involve the risk that  anticipated  currency  movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs.  The use of  forward  contracts  in this  manner  might reduce the Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security  and use the sale  proceeds to make delivery of the  currency.  In the  alternative  the Fund might  retain the security and offset its  contractual  obligation  to deliver  the  currency  by  purchasing  a second contract.  Under that  contract the Fund will obtain,  on the same  maturity  date,  the same  amount of the  currency  that it is  obligated  to  deliver.  Similarly,  the Fund might close out a forward  contract  requiring  it to  purchase a specified  currency by entering  into a  second  contract  entitling  it to sell the  same  amount  of the same currency on the maturity  date of the first  contract.  The Fund would realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will depend on the extent to which the exchange  rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of engaging  in forward  contracts  varies  with  factors such as the  currencies  involved,  the  length of the  contract  period  and the market conditions  then  prevailing.  Because  forward  contracts are usually entered into on a
principal  basis,  no  brokerage  fees  or  commissions  are  involved.   Because  these
contracts  are not  traded  on an  exchange,  the Fund  must  evaluate  the  credit  and performance risk of the counterparty under each forward contract.

         Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time,  and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund  desires to resell that currency to the dealer.

              |_|  Interest  Rate Swap  Transactions.  The Fund can enter into  interest rate swap  agreements.  In an interest rate swap,  the Fund and another  party  exchange their right to receive or their  obligation to pay interest on a security.  For example, they might swap the right to receive  floating  rate  payments for fixed rate  payments.
The Fund can enter into swaps only on securities  that it owns.  The Fund will not enter into  swaps  with  respect  to more than 25% of its total  assets.  Also,  the Fund will identify  liquid  assets on the  Fund's  books to cover any  amounts  it could owe under swaps that  exceed the  amounts it is  entitled  to  receive,  and it will  adjust  that amount daily, as needed.

         Swap  agreements  entail both  interest  rate risk and credit risk.  There is a risk that,  based on movements  of interest  rates in the future,  the payments  made by the Fund under a swap  agreement  will be greater than the payments it received.  Credit
risk  arises  from  the  possibility  that  the  counterparty   will  default.   If  the
counterparty  defaults,  the Fund's loss will  consist of the net amount of  contractual interest  payments  that the Fund has not yet  received.  The Manager  will  monitor the creditworthiness  of  counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties  pursuant to master netting  agreements.  A master netting agreement  provides that all swaps done between  the Fund and  that  counterparty  shall  be  regarded  as parts of an  integral agreement.  If  amounts  are  payable  on a  particular  date in the  same  currency  in respect  of one or more  swap  transactions,  the  amount  payable  on that date in that currency  shall be the net  amount.  In  addition,  the  master  netting  agreement  may provide  that if one party  defaults  generally  or on one swap,  the  counterparty  can terminate  all of the swaps  with  that  party.  Under  these  agreements,  if a default results in a loss to one party,  the measure of that party's  damages is  calculated  by reference to the average  cost of a  replacement  swap for each swap.  It is measured by the  mark-to-market  value at the time of the  termination  of each swap.  The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination  of all swaps and the  netting of gains and losses on termination is generally referred to as "aggregation."

              |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures and options on futures,  the Fund is  required  to operate  within  certain  guidelines  and restrictions  with  respect  to the use of  futures as  established  by the  Commodities
Futures  Trading  Commission  (the  "CFTC").  In  particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool  operator" if the Fund  complies  with the  requirements  of Rule 4.5  adopted  by the  CFTC.  The  Rule  does  not  limit  the percentage  of the  Fund's  assets  that  may be used for  futures  margin  and  related options  premiums for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for  hedging  strategies  that are not  considered bona fide  hedging  strategies  under the Rule.  Under the Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions  in options by the Fund are subject to limitations  established by the option  exchanges.  The  exchanges  limit the maximum  number of options that may be written or held by a single  investor or group of  investors  acting in  concert.  Those limits  apply  regardless  of whether the options  were written or purchased on the same or  different  exchanges  or are held in one or more  accounts  or  through  one or more different  exchanges or through one or more  brokers.  Thus,  the number of options that the  Fund  may  write  or hold  may be  affected  by  options  written  or held by other entities,  including other investment  companies having the same Advisor as the Fund (or an Advisor  that is an  affiliate  of the Fund's  Advisor).  The  exchanges  also impose position  limits on futures  transactions.  An  exchange  may order the  liquidation  of positions  found to be in  violation  of  those  limits  and may  impose  certain  other sanctions.

         Under the  Investment  Company Act, when the Fund  purchases a future,  it must maintain cash or readily  marketable  short-term debt  instruments in an amount equal to the market  value of the  securities  underlying  the  future,  less the margin  deposit applicable to it.

              |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange  contracts  in  which  the  Fund  may  invest  are  treated  as  "Section  1256 contracts"  under the Internal  Revenue  Code. In general,  gains or losses  relating to
Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under the  Code.  However,  foreign  currency  gains or losses  arising from  Section  1256  contracts  that are  forward  contracts  generally  are  treated as ordinary  income or loss. In addition,  Section 1256  contracts  held by the Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though  they were  realized.  These  contracts  also may be  marked-to-market
for  purposes  of  determining   the  excise  tax   applicable  to  investment   company
distributions  and for other  purposes under rules  prescribed  pursuant to the Internal
Revenue  Code.  An election  can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

         Certain  forward  contracts the Fund enters into may result in "straddles"  for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the  disposition of a position  making up a straddle is allowed only to the extent that the loss exceeds any  unrecognized  gain in the offsetting  positions making up the  straddle.  Disallowed  loss is generally  allowed at the point where there is no
unrecognized  gain  in  the  offsetting  positions  making  up  the  straddle,   or  the
offsetting position is disposed of.

         Under the Internal  Revenue Code, the following  gains or losses are treated as ordinary income or loss:
1.        gains or losses  attributable  to  fluctuations  in exchange  rates that occur between  the time the  Fund  accrues  interest  or  other  receivables  or accrues  expenses or other  liabilities  denominated in a foreign currency and the time the Fund  actually  collects  such  receivables  or pays such liabilities, and
2.        gains or  losses  attributable  to  fluctuations  in the  value  of a  foreign currency  between the date of acquisition  of a debt security  denominated in a foreign currency or foreign  currency forward  contracts and the date of disposition.

         Currency  gains and losses are offset  against  market gains and losses on each trade before  determining  a net "Section  988" gain or loss under the Internal  Revenue
Code  for  that  trade,  which  may  increase  or  decrease  the  amount  of the  Fund's investment income available for distribution to its shareholders.

         |X| Temporary Defensive  Investments.  When market conditions are unstable,  or the Manager  believes it is  otherwise  appropriate  to reduce  holdings in stocks,  the
Fund can invest in a variety of debt  securities  for defensive  purposes.  The Fund can also purchase  these  securities  for  liquidity  purposes to meet cash needs due to the redemption  of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o        obligations   issued   or   guaranteed   by  the  U.  S.   government   or  its
              instrumentalities or agencies,
o        commercial  paper  (short-term,  unsecured,  promissory  notes of  domestic  or foreign  companies)  rated  in  the  three  top  rating  categories  of  a nationally recognized rating organization,
o        short-term  debt  obligations  of corporate  issuers,  rated  investment  grade
              (rated at least Baa by Moody's Investors Service,  Inc. or at least BBB by
              Standard & Poor's  Corporation,  or a comparable  rating by another rating organization),  or  unrated  securities  judged by the  Manager  to have a comparable quality to rated securities in those categories,
o        certificates  of deposit  and  bankers'  acceptances  of  domestic  and foreign banks  having total assets in excess of $1 billion, and
o        repurchase agreements.

         Short-term  debt  securities  would  normally be selected for defensive or cash management  purposes  because  they  can  normally  be  disposed  of  quickly,  are  not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has  adopted to govern  its  investments  that can be changed  only by the
vote  of  a  "majority"  of  the  Fund's  outstanding   voting  securities.   Under  the
Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o        67% or more of the shares  present  or  represented  by proxy at a  shareholder meeting,  if the  holders of more than 50% of the  outstanding  shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The  Fund's  investment  objective  is a  fundamental  policy.  Other  policies
described  in  the   Prospectus  or  this  Statement  of  Additional   Information   are
"fundamental"  only if they are  identified  as such.  The Fund's  Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to  investment  policies  will be  described  in  supplements  or updates to the
Prospectus  or this  Statement of Additional  Information,  as  appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         |X|  What  Are  the  Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its  total  assets  would be  invested  in  securities  of that issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total assets.
              The limit does not apply to  securities  issued by the U.S.  Government or any of its agencies or instrumentalities.
o        The Fund cannot lend  money.  However,  it can invest in all or a portion of an issue of bonds,  debentures,  commercial paper or other similar  corporate obligations  of the types  that are  usually  purchased  by  institutions, whether  or not they are  publicly  distributed.  The Fund may also  enter into repurchase agreements.
o        The Fund cannot  concentrate  investments.  That means it cannot  invest 25% or more of its total  assets in companies  in any one  industry.  Obligations of the  U.S.  government,  its  agencies  and  instrumentalities  are  not considered  to  be  part  of  an  "industry"  for  the  purposes  of  this restriction.
o        The Fund cannot buy or sell real estate.  However,  the Fund can purchase  debt securities  secured by real estate or interests in real estate,  or issued by companies,  including real estate  investment  trusts,  which invest in real estate or interests in real estate.
o        The  Fund  cannot  underwrite  securities  of  other  companies.   A  permitted
              exception  is  in  case  it is  deemed  to be  an  underwriter  under  the
              Securities  Act of 1933  when  reselling  any  securities  held in its own portfolio.
o        The Fund cannot invest in  commodities or commodity  contracts,  other than the hedging  instruments  permitted by any of its other fundamental  policies.
              It does not matter  whether the hedging  instrument  is considered to be a commodity or commodity contract.
o        The Fund cannot invest in the securities  issued by any company for the purpose of exercising management control of that company.
o        The Fund cannot  invest in or hold  securities  of any issuer if  officers  and
              Trustees of the Fund or the  Manager  individually  beneficially  own more than 1/2 of 1% of the  securities  of that  issuer and  together  own more than 5% of the securities of that issuer.
o        The Fund cannot  mortgage or pledge any of its assets.  However,  this does not
              prohibit   the  Fund  from   pledging   its  assets  for  the   collateral
              arrangements in connection with the use of hedging instruments.
o        The Fund cannot buy  securities  on margin.  However,  the Fund can make margin deposits in connection with its use of hedging instruments.
o        The Fund cannot invest in oil, gas or other mineral  exploration or development programs.
o        The Fund cannot invest in securities of other investment  companies,  except in connection with a merger, consolidation,  reorganization or acquisition of assets, or invest more than 5% of its net assets in closed-end  investment companies, including small business investment companies.
o        The Fund cannot issue "senior  securities",  but this does not prohibit certain investment  activities  for  which  assets of the Fund are  designated  as
              identified  on  the  Fund's  books,   or  margin,   collateral  or  escrow
              arrangements are established,  to cover the related obligations.  Examples
              of  those  activities   include   borrowing  money,   reverse   repurchase
              agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and  contracts  to  buy  or  sell  derivatives, hedging instruments, options or futures.
o        The Fund  cannot  invest  more  than 5% of its  total  assets  in  warrants  or rights.  That limit does not apply to warrants  acquired as part of a unit or that are  attached to other  securities.  No more than 2% of the Fund's total  assets may be invested  in  warrants  that are not listed on either the New York Stock Exchange or the American Stock Exchange.

         Unless the Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the
Fund  makes an  investment.  The Fund need not sell  securities  to meet the  percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For  purposes  of the  Fund's  policy not to  concentrate  its  investments  as described  above,  the  Fund has  adopted  the  industry  classifications  set  forth in
Appendix  A to this  Statement  of  Additional  Information.  This is not a  fundamental policy.

         As a non-fundamental  restriction, the Fund cannot sell securities short except in "short  sales  "against-the-box."  However,  the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment company with an unlimited number of authorized shares of beneficial  interest.  The Fund was organized in 1969 and is presently organized as a Massachusetts business trust.

         The  Fund  is  governed  by a Board  of  Trustees,  which  is  responsible  for protecting  the interests of  shareholders  under  Massachusetts  law. The Trustees meet
periodically  throughout  the  year  to  oversee  the  Fund's  activities,   review  its
performance,  and  review  the  actions  of the  Manager.  Although  the  Fund  will not normally hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings from  time to time on  important  matters,  and  shareholders  have the  right to call a meeting  to  remove  a  Trustee  or  to  take  other  action  described  in  the  Fund's
Declaration of Trust.

|X|      Classes of Shares. The Trustees are authorized,  without shareholder  approval, to create new  series  and  classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees also may divide or  combine  the  shares of a class  into a  greater  or lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.
Shares do not have  cumulative  voting  rights or  preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

         The Fund  currently  has five  classes  of  shares:  Class A, Class B, Class C,
Class N and  Class  Y.  All  classes  invest  in the  same  investment  portfolio.  Only retirement plans may purchase Class N shares. Only certain  institutional  investors may
elect to purchase Class Y shares.   Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares  are freely  transferable,  and each share of each class has one vote at
shareholder   meetings,   with  fractional  shares  voting   proportionally  on  matters
submitted to the vote of  shareholders.  Each share of the Fund  represents  an interest in the  Fund  proportionately  equal to the  interest  of each  other  share of the same class.

|X|      Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of  shareholders.
The Fund will hold  meetings  when  required to do so by the  Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders  have  the  right,  upon the  declaration  in  writing  or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a Trustee.  The Trustees will  call a meeting  of  shareholders  to vote on the  removal  of a  Trustee  upon the written  request  of  the  record  holders  of 10% of  its  outstanding  shares.  If the
Trustees  receive  a request  from at least 10  shareholders  stating  that they wish to communicate  with other  shareholders  to  request a meeting  to remove a  Trustee,  the
Trustees will then either make the Fund's  shareholder  list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the  request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting  at least 1%
of the Fund's  outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|      Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer of shareholder or Trustee  liability for the Fund's  obligations.
It also provides for  indemnification  and  reimbursement  of expenses out of the Fund's
property  for  any  shareholder  held  personally   liable  for  its  obligations.   The
Declaration  of Trust also states that upon  request,  the Fund shall assume the defense of any  claim  made  against a  shareholder  for any act or  obligation  of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder  of a business trust (such as the Fund) to be held  personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial loss from  being held  liable as a  "partner"  of the Fund is limited to the  relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's  contractual  arrangements state that any person doing business with the Fund (and each  shareholder  of the Fund) agrees under its  Declaration  of Trust to look solely to the assets of the Fund for  satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the  Trustees  shall  have no personal liability to any such person, to the extent permitted by law.

Board  of  Trustees  and  Oversight  Committees.  The  Fund is  governed  by a Board  of
Trustees,  which is  responsible  for  protecting  the interests of  shareholders  under
Massachusetts  law. The Trustees meet  periodically  throughout  the year to oversee the
Fund's  activities,  review its  performance,  and review  the  actions of the  Manager.
Although the Fund will not normally  hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings  from time to time on important  matters,  and  shareholders have the right to call a meeting to remove a Trustee or to take other  action  described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee,  a Study  Committee  and a Proxy
Committee.   The  members  of  the  Audit  Committee  are  Kenneth  Randall  (Chairman),
Benjamin  Lipstein and Edward  Regan.  The Audit  Committee  held 5 meetings  during the
Fund's fiscal year ended  September  30, 2002.  The Audit  Committee  provides the Board with  recommendations  regarding the selection of the Fund's  independent  auditor.  The
Audit  Committee  also  reviews  the scope and  results  of  audits  and the audit  fees charged,  reviews  reports from the Fund's  independent  auditor  concerning  the Fund's internal  accounting  procedures,  and  controls  and reviews  reports of the  Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study  Committee are Benjamin  Lipstein  (Chairman),  Robert
Galli and Elizabeth  Moynihan.  The Study  Committee  held 8 meetings  during the Fund's fiscal year ended September 30, 2002. The Study  Committee  evaluates and reports to the
Board on the Fund's  contractual  arrangements,  including the  Investment  Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian agreements  as well as the  policies and  procedures  adopted by the Fund to comply with the  Investment  Company Act and other  applicable  law, among other duties as set forth in the Committee's charter.

         The  members  of the Proxy  Committee  are  Edward  Regan  (Chairman),  Russell
Reynolds  and Clayton  Yeutter.  The Proxy  Committee  held 1 meeting  during the Fund's fiscal year ended  September  30,  2002.  The Proxy  Committee  provides  the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and  Officers of the Fund.  Except for Mr.  Murphy,  each of the Trustees is an independent  trustee of the Fund ("Independent  Trustee").  Mr. Murphy is an "Interested
Trustee,"  because he is  affiliated  with the Manager by virtue of his  positions as an officer and director of the Manager, and as a shareholder of its parent company.

         The Fund's  Trustees and officers  and their  positions  held with the Fund and length of service in such  position(s)  and their  principal  occupations  and  business affiliations  during the past five years are listed in the chart below.  The information for the  Trustees  also  includes  the dollar range of shares of the Fund as well as the aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds overseen by the  Trustees.  All of the  Trustees  are also  trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):
Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                         Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                  Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                                 Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director  or  trustee of 10 other  portfolios  in the  OppenheimerFunds  complex.
Present or former  officers,  directors,  trustees and  employees  (and their  immediate family  members) of the Fund,  the  Manager and its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales  charges on Class A shares is waived for that group  because of the  economies  of sales efforts realized by the Distributor.

         Messrs.  Murphy,  Masterson,  Molleur,  Vottiero,  Wixted,  Wilby and Zack, and
Mses.  Bechtolt,  Feld and Ives and respectively  hold the same offices with one or more of the other Board I Funds as with the Fund.  As of October 29,  2002,  the Trustees and officers of the Fund, as a group,  owned of record or beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership  of shares of the Fund  held of record by an  employee  benefit  plan for  employees  of the
Manager,  other than the shares  beneficially  owned  under the plan by the  officers of the Fund listed above.  In addition,  each  Independent  Trustee,  and his or her family members, do not own securities of either the Manager or Distributor.

Affiliated Transactions and Material Business  Relationships.  Mr. Reynolds has reported
he  has  a  controlling   interest  in  The  Directorship   Search  Group,   Inc.  ("The
Directorship  Search  Group"),  a  director  recruiting  firm that  provided  consulting services to  Massachusetts  Mutual Life Insurance  Company (which  controls the Manager)
for fees  aggregating  $110,000  from  January 1, 2000 through  December  31,  2001,  an amount  representing  less than 5% of the annual  revenues  of The  Directorship  Search
Group,  Inc.  Mr.  Reynolds  estimates  that The  Directorship  Search  Group  will bill
Massachusetts  Mutual  Life  Insurance  Company  $150,000  for  services  to be provided during the calendar year 2002.

         The  Independent  Trustees  have  unanimously  (except  for Mr.  Reynolds,  who abstained)  determined that the consulting  arrangements between The Directorship Search
Group, Inc. and  Massachusetts  Mutual Life Insurance Company were not material business or  professional  relationships  that  would  compromise  Mr.  Reynolds'  status  as  an
Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of the
Board and the Independent  Trustees as to matters upon which the Investment  Company Act or the rules  thereunder  require  approval by a majority of Independent  Trustees,  Mr.
Reynolds  will  not  be  counted  for  purposes  of  determining  whether  a  quorum  of
Independent  Trustees  was  present  or  whether  a  majority  of  Independent  Trustees approved the matter.

         The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name;                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                           of Shares       of the
Position(s) Held with Fund;   Other Trusteeships/Directorships Held by Trustee;            Beneficially    Oppenheimer
Length of Service;            Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                           Trustee                                                      Fund            by Trustee
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2001
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Leon Levy, Chairman of the    General  Partner  (since  1982) of Odyssey  Partners,  L.P.        $0              $0
Board of Trustees             (investment  partnership)  and Chairman of the Board (since
Trustee since 1969            1981) of Avatar Holdings,  Inc. (real estate  development).
Age: 77                       Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Robert G. Galli,              A trustee or director of other Oppenheimer funds.  Formerly   $1 - $10,000    Over $100,000
Trustee since 1993            Vice Chairman (October  1995-December 1997) of the Manager.
Age: 69                       Oversees 41 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Phillip A. Griffiths,         The  Director  (since 1991) of the  Institute  for Advanced        $0         Over $100,000
Trustee since 1999            Study,  Princeton,  N.J.,  director  (since  2001)  of  GSI
Age: 64                       Lumonics and a member of the  National  Academy of Sciences
                              (since 1979); formerly (in descending  chronological order)
                              a  director  of  Bankers  Trust  Corporation,  Provost  and
                              Professor of Mathematics at Duke University,  a director of
                              Research   Triangle   Institute,   Raleigh,   N.C.,  and  a
                              Professor of  Mathematics at Harvard  University.  Oversees
                              31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Benjamin Lipstein, Trustee    Professor  Emeritus of Marketing,  Stern Graduate School of    $10,001 -      Over $100,000
since 1974                    Business Administration,  New York University.  Oversees 31     $50,000
Age: 79                       portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Joel W. Motley,               Director (January 2002-present), Columbia Equity Financial   $01                   $01
Trustee since 2002            Corp. (privately-held financial adviser); Managing
Age: 50                       Director (January 2002-present), Carmona Motley, Inc.
                              (privately-held financial adviser); Formerly he held the
                              following positions: Managing Director (January
                              1998-December 2001), Carmona Motley Hoffman Inc.
                              (privately-held financial adviser); Managing Director
                              (January 1992-December 1997), Carmona Motley & Co.
                              (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Elizabeth B. Moynihan,        Author and architectural  historian; a trustee of the Freer    $10,001 -     $50,001-$100,000
Trustee since 1992            Gallery of Art and Arthur M. Sackler  Gallery  (Smithsonian     $50,000
Age: 73                       Institute),  Trustees  Council  of  the  National  Building
                              Museum;  a member  of the  Trustees  Council,  Preservation
                              League of New York  State.  Oversees 31  portfolios  in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Kenneth A. Randall, Trustee   A director of Dominion  Resources,  Inc.  (electric utility  Over $100,000    Over $100,000
since 1980                    holding  company)  and  Prime  Retail,  Inc.  (real  estate
Age: 75                       investment trust);  formerly a director of Dominion Energy,
                              Inc.  (electric  power and oil & gas  producer),  President and Chief Executive  Officer of The Conference  Board, Inc.
                              (international   economic  and  business  research)  and  a
                              director of Lumbermens  Mutual Casualty  Company,  American
                              Motorists  Insurance  Company  and  American  Manufacturers
                              Mutual  Insurance  Company.  Oversees 31  portfolios in the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Edward V. Regan,              President,  Baruch  College,  CUNY;  a director  of RBAsset   $1 - $10,000   $50,001-$100,000
Trustee since 1993            (real estate  manager);  a director of OffitBank;  formerly
Age: 72                       Trustee,  Financial Accounting  Foundation (FASB and GASB),
                              Senior  Fellow of Jerome  Levy  Economics  Institute,  Bard
                              College,  Chairman of Municipal Assistance  Corporation for
                              the  City of New  York,  New  York  State  Comptroller  and
                              Trustee  of New  York  State  and  Local  Retirement  Fund.
                              Oversees 31  investment  companies in the  OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Russell S. Reynolds, Jr.,     Chairman  (since 1993) of The  Directorship  Search  Group,    $10,001 -     $10,001-$50,000
Trustee since 1989            Inc.   (corporate   governance   consulting  and  executive     $50,000
Age: 70                       recruiting);   a  life  trustee  of   International   House
                              (non-profit  educational   organization),   and  a  trustee
                              (since 1996) of the Greenwich Historical Society.  Oversees
                              31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Donald W. Spiro, Vice         Chairman  Emeritus  (since  January  1991) of the  Manager.  Over $100,000    Over $100,000
Chairman of the Board of      Formerly  a  director  (January  1969-August  1999)  of the
Trustees,                     Manager.  Oversees 31  portfolios  in the  OppenheimerFunds
Trustee since 1985            complex.
Age: 76
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Clayton K. Yeutter, Trustee   Of  Counsel  (since  1993),  Hogan & Hartson  (a law firm).        $0        $50,001-$100,000
since 1991                    Other  directorships:  Caterpillar,  Inc.  (since 1993) and
Age: 71                       Weyerhaeuser  Co. (since  1999).  Oversees 31 portfolios in the OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------
1 Mr.  Motley was  elected as Trustee to the Board I Funds  effective  October 10, 2002.
         The address of Mr. Murphy in the chart below is 498 Seventh  Avenue,  New York,
NY 10018. Mr. Murphy serves for an indefinite  term, until his resignation,  retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name;                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                           of Shares       Owned in any
                              Other Trusteeships/Directorships Held by Trustee;            Beneficially    of the
Position(s) Held with Fund;   Number of Portfolios in Fund Complex Currently  Overseen by  Owned in the    Oppenheimer
Length of Service; Age        Trustee                                                      Fund            Funds
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2001
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
John V. Murphy, President     Chairman,  Chief Executive Officer and director (since June  $10,001 -        Over $100,000
and Trustee,                  2001) and President  (since September 2000) of the Manager;  $50,000
Trustee since October 2001    President  and a director  or trustee of other  Oppenheimer
Age: 53                       funds;  President  and a  director  (since  July  2001)  of
                              Oppenheimer   Acquisition   Corp.  (the  Manager's   parent
                              holding company) and of Oppenheimer  Partnership  Holdings,
                              Inc.  (a holding  company  subsidiary  of the  Manager);  a
                              director   (since   November   2001)  of   OppenheimerFunds
                              Distributor,  Inc. (a subsidiary of the Manager);  Chairman and a director  (since July 2001) of Shareholder  Services,
                              Inc. and of Shareholder Financial Services,  Inc. (transfer
                              agent  subsidiaries  of  the  Manager);   President  and  a
                              director  (since  July  2001)  of  OppenheimerFunds  Legacy
                              Program (a  charitable  trust  program  established  by the
                              Manager);   a   director   of   the   investment   advisory
                              subsidiaries  of  the  Manager:   OFI  Institutional  Asset
                              Management,    Inc.   and   Centennial   Asset   Management
                              Corporation   (since  November  2001),   HarbourView  Asset
                              Management  Corporation and OFI Private  Investments,  Inc.
                              (since July 2001);  President  (since November 1, 2001) and a  director  (since  July 2001) of  Oppenheimer  Real Asset
                              Management,  Inc.;  a  director  (since  November  2001) of
                              Trinity  Investment  Management Corp. and Tremont Advisers,
                              Inc.  (Investment  advisory  affiliates  of  the  Manager);
                              Executive   Vice   President   (since   February  1997)  of
                              Massachusetts  Mutual Life Insurance Company (the Manager's
                              parent  company);  a  director  (since  June  1995)  of DBL
                              Acquisition Corporation;  formerly, Chief Operating Officer
                              (September  2000-June  2001) of the Manager;  President and
                              trustee  (November   1999-November   2001)  of  MML  Series
                              Investment   Fund  and   MassMutual   Institutional   Funds
                              (open-end  investment  companies);  a  director  (September
                              1999-August   2000)  of  C.M.   Life   Insurance   Company;
                              President,  Chief Executive Officer and director (September
                              1999-August 2000) of MML Bay State Life Insurance  Company;
                              a director  (June  1989-June  1998) of Emerald Isle Bancorp and Hibernia  Savings Bank (a  wholly-owned  subsidiary  of
                              Emerald  Isle  Bancorp).  Oversees  69  portfolios  in  the
                              OppenheimerFunds complex.
----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows:  Messrs. Molleur,
Wilby  and  Zack and Ms.  Feld is 498  Seventh  Avenue,  New  York,  NY  10018,  Messrs.
Masterson,  Vottiero  and  Wixted and Mses.  Bechtolt  and Ives is 6803 S.  Tucson  Way,
Centennial,  CO  80112-3924.  Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name;                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund;
Length of Service;
Age
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
William L. Wilby, Vice President   Senior  Vice  President  of the  Manager  (since  July 1994) and of  HarbourView  Asset
and Portfolio Manager (since       Management  Corporation  (since May  1999);  Senior  Investment  Officer,  Director  of
October 28, 1991)                  International  Equities (since May 2000) of the Manager;  an officer of 2 portfolios in
Age:  58                           the  OppenheimerFunds  complex;  formerly Vice President of the Manager  (October 1991-
                                   July 1994) and of HarbourView Asset Management Corporation (June 1992 - May 1999).
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer             Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
(since April 1999)                 Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 43                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer                President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
(since August 15, 2002)            was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Connie Bechtolt,                   Assistant Vice President of the Manager  (since September 1998); formerly Manager/Fund
Assistant Treasurer                Accounting (September 1994-September 1998) of the Manager. An officer of 85 portfolios
(since October 10, 2002)           in the OppenheimerFunds complex.
Age: 39
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary                          the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
(since November 1, 2001)           Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
Age: 54                            HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice President and Assistant Counsel of the Manager (since July 1998); formerly, an
Assistant Secretary                associate with Davis, Graham, & Stubbs LLP (January 1997-June 1998). An officer of 85
(since August 15, 2002)            portfolios in the OppenheimerFunds complex.
Age: 38
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary                President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
(since November 1, 2001)           of 85 portfolios in the OppenheimerFunds complex.
Age: 45
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
(since November 1, 2001)           Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
(since November 1, 2001)           Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 37                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

         |X| Remuneration of Trustees.  The officers of the Fund and one of the Trustees of the Fund (Mr.  Murphy) who are affiliated  with the Manager  receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund  received  the  compensation  shown below from the Fund with  respect to the Fund's  fiscal year ended  September  30, 2002.
The  compensation  from  all of the  Board  I  Funds  (including  the  Fund)  represents compensation  received  as a  director,  trustee or member of a  committee  of the Board during the calendar year 2001.

--------------------------------- ---------------------------------------- ------------------------------------------------
Trustee Name and Other Fund            For Fiscal Year Ended 9/30/02              For Calendar Year Ended 12/31/01
Position(s)
(as applicable)
--------------------------------- ---------------------------------------- ------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
                                       Aggregate           Retirement        Estimated Annual     Total Compensation
                                                                                                  From All
                                                                                                  Oppenheimer Funds
                                                                            Retirement Benefits   For Which
                                                                            Paid at Retirement    Individual
                                                        Benefits Accrued     from all Board I     Serves As
                                     Compensation       as Part of Fund            Funds          Trustee/Director
                                      from Fund1            Expenses           (33 Funds) 2              (33 Funds)
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Leon Levy                               $50,544                $0                $133,352                 $173,700
Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Robert G. Galli                         $30,774             $33,725              $55,6782                $202,8863
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Phillip Griffiths                      $15,9724              $8,038               $10,256                 $54,889
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Benjamin Lipstein                       $43,691             $10,826              $115,270                 $150,152
Study Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Joel W. Motley6                           $0                   $0                   $0                       $0
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Elizabeth B. Moynihan                   $30,774             $40,977               $57,086                 $105,760
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Kenneth A. Randall                      $28,229              $8,598               $74,471                 $97,012
Audit Committee Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Edward V. Regan                         $27,923             $21,593               $46,313                 $95,960
Proxy Committee Chairman, Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.                $20,890             $23,917               $48,991                 $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Donald Spiro                            $18,646              $9,889               $9,396                  $64,080
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Clayton K. Yeutter                     $20,8905             $22,333               $36,372                 $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------

1.       Aggregate  compensation from the Fund includes fees and deferred  compensation, if any.
2.       Estimated annual retirement  benefits paid at retirement is based on a straight life payment plan election.  The amount for Mr. Galli  includes  $24,989 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
3.       Includes  $97,126  for Mr.  Galli for  serving  as trustee  or  director  of 10
Oppenheimer funds that are not Board I Funds.
4.       Aggregate  total  compensation  from the Fund includes  $15,972  deferred under
     Deferred Compensation Plan described below.
5.       Aggregate  compensation  from the Fund includes  $5,222 deferred under Deferred
Compensation Plan described below.
6.       Elected to the Board on October  10,  2002 and  therefore  did not  receive any compensation during the periods shown.

         |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement plan that provides  for  payments  to  retired  Trustees.  Payments  are up to 80% of the  average compensation  paid  during a  Trustee's  five  years of  service  in which  the  highest compensation  was  received.  A Trustee  must  serve as  trustee  for any of the Board I
Oppenheimer  funds for at least 15 years to be eligible  for the maximum  payment.  Each
Trustee's  retirement  benefits  will  depend  on the  amount  of the  Trustee's  future compensation  and length of service.  Therefore,  the amount of those benefits cannot be determined  at this time,  nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board of  Trustees  has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt  of all or a portion  of the annual  fees they are  entitled  to receive  from the Fund.  Under the  plan,  the  compensation  deferred  by a Trustee  is periodically  adjusted  as though an  equivalent  amount had been  invested in shares of one or more  Oppenheimer  funds selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

         Deferral  of  Trustees'  fees  under the plan will not  materially  affect  the
Fund's  assets,  liabilities  or net income per share.  The plan will not  obligate  the
Fund  to  retain  the  services  of  any  Trustee  or to pay  any  particular  level  of compensation  to  any  Trustee.  Pursuant  to an  Order  issued  by the  Securities  and
Exchange  Commission,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

          |X| Major  Shareholders.  As of October 29,  2002,  the only persons who owned of record or was  known by the Fund to own  beneficially  5% or more of any class of the
Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

Charles  Schwab & Co. Inc.,  101 Montgomery  St., San  Francisco,  CA 94104-4122,  which owned 6,979,927.08  Class A shares (5.41% of the Class A shares then  outstanding),  and
397,567.34  Class Y shares  (8.36%  of the  Class Y shares  then  outstanding),  for the benefit of its customers.

Nationwide   Ins.  Co.,  P.O.  Box  182029,   Columbus,   OH  43218-2029,   which  owned
8,572,876.18  Class A shares  (6.64% of the Class A shares  then  outstanding),  for the benefit of one of its 401(k) qualified plans.

Merrill Lynch Pierce Fenner & Smith,  Inc.,  4800 Deer Lake Dr. E, Fl. 3,  Jacksonville,
FL  32246-6484,  which owned  1,471,352.96  Class C shares (10.78% of the Class C shares then outstanding), for the benefit of its customers.

Smith Barney,  333 West 34th Street,  New York, NY  10001-2483,  which owned  918,175.92
Class C shares  (6.72% of the Class C shares then  outstanding),  for the benefit of its customers.

IBT  &  Co,  200  Clarendon   St.,  Fl.  16,   Boston,   MA   02116-5021,   which  owned
260,345.32Class  Y shares (5.47% of the Class Y shares then  outstanding),  as custodian for the Manager's employee 401(k) Plan.

         |X| Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons include persons with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the
Manager.  The Code of Ethics  does  permit  personnel  subject  to the Code to invest in securities,  including  securities that may be purchased or held by the Fund, subject to a number of restrictions  and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an  exhibit to the Fund's  registration  statement  filed with the  Securities  and  Exchange  Commission  and can be  reviewed  and copied at the
SEC's Public  Reference Room in Washington,  D.C. You can obtain  information  about the hours of operation of the Public  Reference  Room by calling the SEC at  1.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's EDGAR  database at the SEC's Internet web site at  www.sec.gov.  Copies may be obtained,  after  paying a  duplicating  fee,  by  electronic  request at the  following
E-mail  address:  publicinfo@sec.gov,  or by  writing  to  the  SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by  Massachusetts  Mutual Life  Insurance  Company.  The Manager and
the  Fund  have a Code  of  Ethics.  It is  designed  to  detect  and  prevent  improper personal  trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's  portfolio  transactions.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

          |X|  The  Investment  Advisory  Agreement.  The  Manager  provides  investment advisory and  management  services to the Fund under an  investment  advisory  agreement between  the  Manager  and the Fund.  The  Manager  selects  securities  for the  Fund's portfolio and handles its  day-to-day  business.  The  portfolio  manager of the Fund is employed  by the  Manager  and is the  person  who is  principally  responsible  for the day-to-day  management of the Fund's  portfolio.  Other members of the Manager's  Equity
Portfolio  Team provide the  portfolio  manager with counsel and support in managing the
Fund's portfolio.

      The  agreement  requires  the Manager,  at its  expense,  to provide the Fund with adequate  office  space,  facilities  and  equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel required  to  provide  effective  administration  for the Fund.  Those  responsibilities include the compilation  and maintenance of records with respect to its operations,  the preparation  and filing of specified  reports,  and  composition of proxy  materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory agreement.  The advisory  agreement  lists  examples of expenses  paid by the Fund.  The major  categories  relate to interest,  taxes,  brokerage  commissions,  fees to certain
Trustees,  legal and audit expenses,  custodian bank and transfer agent expenses,  share issuance costs,  certain printing and  registration  costs and  non-recurring  expenses, including  litigation  costs.  The  management  fees paid by the Fund to the Manager are calculated  at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  These  rates were  amended  as of  January  1,  2001,  to add a management  fee  breakpoint  at $10 billion of average  annual net assets.  The fees are allocated to each class of shares based upon the relative  proportion  of the Fund's net assets represented by that class.

---------------------------------------- ----------------------------------------------------------------------------

Fiscal Year ended 9/30:                                Management Fees Paid to OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 2000                                                    $51,913,093
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 2001                                                    $54,902,495
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                 2002                                                    $51,944,297
---------------------------------------- ----------------------------------------------------------------------------

      The  investment   advisory  agreement  states  that  in  the  absence  of  willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless disregard of its obligations  and duties under the investment  advisory  agreement,  the
Manager is not liable for any loss  resulting  from a good faith  error or  omission  on its part with respect to any of its duties under the agreement.

      The  agreement  permits  the  Manager to act as  investment  advisor for any other person,  firm or corporation and to use the name  "Oppenheimer" in connection with other
investment   companies  for  which  it  may  act  as   investment   advisor  or  general
distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the
Manager  may  withdraw  the right of the Fund to use the name  "Oppenheimer"  as part of its name.

              |X| Annual  Approval of  Investment  Advisory  Agreement.  Each year,  the
Board of  Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment  advisory  agreement.  The Investment  Company Act requires  that the Board request and evaluate and the Manager  provide such  information as may be  reasonably  necessary  to  evaluate  the  terms  of the  investment  advisory agreement.  The Board  employs  an  independent  consultant  to  prepare  a report  that provides such information as the Board requests for this purpose.

         The Board also receives  information about the 12b-1 distribution fees the Fund pays.  These  distribution  fees are reviewed  and  approved at a different  time of the year.

         The Board  reviewed the  foregoing  information  in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The  nature,  cost,  and quality of the  services  provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other  benefits  or services  received by the Fund from its relationship with the Manager, and
o        The direct and indirect  benefits the Manager  received  from its  relationship with the Fund.  These included  services  provided by the  Distributor  and the
         Transfer Agent, and brokerage and soft dollar  arrangements  permissible  under
         Section 28(e) of the Securities Exchange Act.

         The Board  considered  that the  Manager  must be able to pay and  retain  high quality  personnel  at  competitive  rates to provide  services  to the Fund.  The Board also  considered that  maintaining  the financial  viability of the Manager is important so that the Manager  will be able to continue  to provide  quality  services to the Fund and its  shareholders  in  adverse  times.  The Board  also  considered  the  investment performance  of other  mutual  funds  advised  by the  Manager.  The Board is aware that there are alternatives to the use of the Manager.

         These  matters  were  also  considered  by the  Independent  Trustees,  meeting separately  from the full Board with  experienced  Counsel to the Fund who  assisted the
Board in its  deliberations.  The Fund's  Counsel is  independent  of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving  at a  decision,  the Board did not single out any one factor or group of factors as being more  important  than other  factors,  but  considered  all  factors together.  The  Board  judged  the  terms  and  conditions  of the  investment  advisory agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the
Manager  under  the   investment   advisory   agreement  is  to  arrange  the  portfolio
transactions for the Fund. The advisory  agreement contains  provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager
is  authorized   by  the  advisory   agreement  to  employ   broker-dealers,   including
"affiliated"  brokers,  as that term is  defined  in the  Investment  Company  Act.  The
Manager may employ  broker-dealers  that the Manager thinks,  in its best judgment based on  all  relevant  factors,  will  implement  the  policy  of the  Fund  to  obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price  obtainable.
The Manager need not seek competitive  commission  bidding.  However,  it is expected to be aware of the current rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement,  the Manager may select brokers (other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or
the  other  accounts  over  which  the  Manager  or  its  affiliates   have   investment
discretion.  The commissions  paid to such brokers may be higher than another  qualified broker  would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission  is fair and  reasonable  in relation to the  services  provided.  Subject to those  considerations,  as a  factor  in  selecting  brokers  for the  Fund's  portfolio transactions,  the  Manager  may also  consider  sales of  shares  of the Fund and other investment  companies  for which  the  Manager  or an  affiliate  serves  as  investment advisor.

Brokerage  Practices  Followed by the Manager.  The Manager allocates  brokerage for the
Fund subject to the provisions of the investment  advisory  agreement and the procedures
and  rules  described  above.  Generally,   the  Manager's  portfolio  traders  allocate
brokerage  based  upon  recommendations  from  the  Manager's  portfolio  managers.   In
certain   instances,   portfolio   managers  may  directly  place  trades  and  allocate
brokerage.  In either case, the Manager's  executive  officers  supervise the allocation of brokerage.

         Transactions  in  securities  other  than  those for which an  exchange  is the primary market are generally  done with  principals or market  makers.  In  transactions on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore  would  not have the  benefit  of  negotiated  commissions  available  in U.S.
markets.   Brokerage   commissions  are  paid  primarily  for   transactions  in  listed
securities or for certain  fixed-income  agency  transactions  in the secondary  market.
Otherwise  brokerage  commissions are paid only if it appears likely that a better price or  execution  can  be  obtained  by  doing  so.  In an  option  transaction,  the  Fund ordinarily  uses  the  same  broker  for the  purchase  or sale  of the  option  and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have  investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.
If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer,  the  transactions  under those combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders  actually placed for each account.

         Most purchases of debt  obligations  are principal  transactions at net prices.
Instead of using a broker  for those  transactions,  the Fund  normally  deals  directly with the selling or purchasing  principal or market maker unless the Manager  determines that a better  price or  execution  can be obtained  by using the  services of a broker.
Purchases of portfolio  securities from underwriters  include a commission or concession paid  by the  issuer  to the  underwriter.  Purchases  from  dealers  include  a  spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

         The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.
The  investment  research  received for the  commissions  of those other accounts may be useful  both to the Fund and one or more of the  Manager's  other  accounts.  Investment research  may be supplied  to the  Manager by a third party at the  instance of a broker through which trades are placed.

         Investment  research  services  include  information and analysis on particular companies and  industries as well as market or economic  trends and portfolio  strategy, market  quotations for portfolio  evaluations,  information  systems,  computer hardware and similar  products and services.  If a research service also assists the Manager in a non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the  percentage  or  component  that  provides  assistance  to the  Manager  in the investment decision-making process may be paid in commission dollars.

         The  Board of  Trustees  permits  the  Manager  to use  stated  commissions  on secondary  fixed-income  agency  trades to obtain  research if the broker  represents to the Manager  that:  (i) the trade is not from or for the  broker's own  inventory,  (ii)
the trade was  executed by the broker on an agency basis at the stated  commission,  and
(iii) the trade is not a riskless principal  transaction.  The Board of Trustees permits the Manager to use  concessions  on  fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

         The research  services  provided by brokers  broadens the scope and supplements the research  activities of the Manager.  That research  provides  additional  views and comparisons for  consideration,  and helps the Manager to obtain market  information for the  valuation of securities  that are either held in the Fund's  portfolio or are being considered  for  purchase.  The  Manager  provides  information  to the Board  about the commissions  paid to brokers  furnishing  such  services,  together  with the  Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

---------------------------------------- -----------------------------------------------------------------------------

        Fiscal Year Ended 9/30:                         Total Brokerage Commissions Paid by the Fund1
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 2000                                                    $14,859,199
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 2001                                                    $10,974,573
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 2002                                                    $9,479,3532
---------------------------------------- -----------------------------------------------------------------------------

1.       Amounts do not include  spreads or concessions on principal  transactions  on a net trade basis.
2.       In the  fiscal  year ended  9/30/02,  the amount of  transactions  directed  to brokers for research  services was  $743,386,453  and the amount of the commissions paid to broker-dealers for those services was $1,782,857.

Distribution and Service Plans

The  Distributor.   Under  its  General  Distributor's  Agreement  with  the  Fund,  the
Distributor acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's different  classes of shares.  The Distributor bears the expenses normally attributable  to sales,  including  advertising  and the cost of  printing  and  mailing prospectuses  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific  number of shares.  Expenses  normally  attributable to sales are borne by the Distributor.

         The sales  charges and  concessions  paid to, or retained  by, the  Distributor from the sale of shares  during  the Fund's  three most  recent  fiscal  years,  and the contingent  deferred  sales charges  retained by the  Distributor  on the  redemption of shares for the most recent fiscal year are shown in the tables below.

------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
              Aggregate        Class A            Concessions on      Concessions on     Concessions        Concessions on
Fiscal Year   Front-End        Front-End Sales    Class A Shares      Class B Shares     on Class C         Class N Shares
Ended 9/30:   Sales Charges    Charges Retained   Advanced by         Advanced by        Shares Advanced    Advanced by
              on Class A       by Distributor     Distributor1        Distributor1       by Distributor1    Distributor2
              Shares
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2000        $9,573,010        $2,549,796          $1,857,914         $15,736,329        $1,844,836             N/A
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2001        $9,627,021        $2,347,659          $1,878,590         $15,428,115        $2,361,704           $62,983
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
    2002        $7,810,251        $1,949,291          $1,391,769         $10,805,138        $2,115,956           $540,167
------------- ---------------- ------------------ ------------------- ------------------ ------------------ -------------------
1.       The Distributor  advances  commission  payments to dealers for certain sales of
     Class A shares  and for sales of Class B,  Class C and Class N shares  from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Fiscal Year Ended 9/30:   Class A                Class B Contingent      Class C Contingent     Class N Contingent
                          Contingent   Deferred  Deferred Sales          Deferred Sales         Deferred Sales
                          Sales                  Charges Retained by     Charges Retained by    Charges Retained by
                          Charges  Retained  by  Distributor             Distributor            Distributor
                          Distributor
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
          2002                  $106,424               $2,976,794              $136,833                $66,005
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a  Service  Plan for  Class A shares  and  Distribution  and  Service  Plans for  Class B,  Class C and Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under  those plans the Fund pays the
Distributor  for  all  or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

         Each plan has been  approved  by a vote of the Board of  Trustees,  including a majority of the Independent Trustees2,  cast  in  person  at a  meeting  called  for the purpose  of voting on that  plan.  The  shareholder  votes for the Class B,  Class C and
Class N plans were cast by the  Manager  when and as the sole  initial  holder of shares of those respective classes.

         Under  the  plans,  the  Manager  and the  Distributor  may  make  payments  to affiliates  and,  in their  sole  discretion,  from  time to  time,  may use  their  own resources  (at no direct  cost to the Fund) to make  payments  to  brokers,  dealers  or
other  financial   institutions  for  distribution  and  administrative   services  they
perform.  The Manager may use its profits  from the  advisory  fee it receives  from the
Fund.  In their sole  discretion,  the  Distributor  and the  Manager  may  increase  or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from  year  to year  but  only if the  Fund's  Board  of  Trustees  and its  Independent
Trustees  specifically  vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting  called  for the  purpose of voting on  continuing  the plan.  A  plan  may  be  terminated  at  any  time  by the  vote  of a  majority  of the
Independent  Trustees or by the vote of the holders of a  "majority"  (as defined in the
Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material amendments to a plan. An amendment to increase  materially  the amount of payments to be made  under a plan  must be  approved  by  shareholders  of the  class  affected  by the amendment.  Because  Class B  shares  of the Fund  automatically  convert  into  Class A shares  after six years,  the Fund must obtain the  approval of both Class A and Class B shareholders  for a  proposed  material  amendment  to  the  Class  A  Plan  that  would materially  increase  payments  under the Plan.  That  approval  must be by a "majority"
(as  defined  in the  Investment  Company  Act)  of the  shares  of each  Class,  voting separately by class.

         While  the  Plans  are in  effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports on the plans to the Board of Trustees at least  quarterly for its review.  The Reports  shall detail the amount of all payments  made under a plan and the purpose for which the payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect,  the selection  and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is  committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan for a class,  no payment  will be made to any  recipient  in any quarter in which the  aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The
Board of  Trustees  has set no minimum  amount of assets to qualify for  payments  under the plans.

         |X|  Class  A  Service  Plan  Fees.   Under  the  Class  A  service  plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,  dealers and other financial  institutions  (they are referred to as  "recipients")  for personal services and account  maintenance  services  they provide for their  customers  who hold
Class A shares. The services include,  among others,  answering customer inquiries about the Fund,  assisting in establishing  and maintaining  accounts in the Fund,  making the
Fund's  investment  plans  available and providing  other services at the request of the
Fund or the Distributor.  While the plan permits the Board to authorize  payments to the
Distributor  to  reimburse  itself for  services  under the plan,  the Board has not yet done so. The Distributor  makes payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended  September 30, 2002,  payments under the Class A Plan totaled  $13,002,543,  all of which  was paid by the  Distributor  to  recipients.  That included  $628,648  paid  to an  affiliate  of the  Distributor's  parent  company.  Any unreimbursed  expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal year  cannot be  recovered  in  subsequent  years.  The  Distributor  may not use payments received under the Class A Plan to pay any of its interest  expenses,  carrying charges, or other financial costs, or allocation of overhead.

         |X|  Class B, Class C and Class N Service and  Distribution  Plans.  Under each plan,  service fees and  distribution  fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular business day during the period.  The Class B, Class C and Class N plans  provide for the
Distributor  to be compensated at a flat rate,  whether the  Distributor's  distribution expenses  are more or less than the  amounts  paid by the Fund under the plan during the period for which the fee is paid.  The types of  services  that  recipients  provide are similar to the services provided under the Class A service plan, described above.

         The Class B,  Class C and the Class N Plans  permit the  Distributor  to retain both the  asset-based  sales  charges  and the  service  fees or to pay  recipients  the service fee on a quarterly basis,  without payment in advance.  However, the Distributor currently  intends to pay the  service fee to  recipients  in advance for the first year after the  shares  are  purchased.  After the first year  shares  are  outstanding,  the
Distributor  makes service fee payments  quarterly on those shares.  The advance payment is based on the net asset  value of shares  sold.  Shares  purchased  by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those  shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

         The  Distributor  retains the  asset-based  sales charge on Class B and Class N shares.  The Distributor  retains the asset-based  sales charge on Class C shares during the first year the shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  commission to the recipient on Class C shares  outstanding  for a year or more.
If a dealer has a special  agreement with the Distributor,  the Distributor will pay the
Class B, Class C and/or  Class N service  fee and the  asset-based  sales  charge to the dealer  quarterly in lieu of paying the sales  commissions and service fee in advance at the time of purchase.

         The  asset-based  sales  charges on Class B,  Class C and Class N shares  allow
investors  to  buy  shares   without  a  front-end   sales  charge  while  allowing  the
Distributor  to  compensate   dealers  that  sell  those  shares.   The  Fund  pays  the
asset-based  sales charges to the Distributor for its services  rendered in distributing
Class B,  Class C and  Class N  shares.  The  payments  are made to the  Distributor  in recognition that the Distributor:
o        pays sales  commissions  to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales commissions  and/or the advance of the service fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o        employs  personnel  to  support  distribution  of Class B,  Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those  furnished  to current  shareholders)  and state "blue sky"  registration fees and certain other distribution expenses.
o        may not be able to  adequately  compensate  dealers  that sell Class B, Class C and Class N shares without  receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives  payments  under  the  plans  consistent  with  the  service  fees and asset-based  sales  charges  paid by other  non-proprietary  funds that  charge
         12b-1 fees,
o        may use the payments under the plan to include the Fund in various  third-party distribution programs that may increase sales of Fund shares,
o        may  experience  increased  difficulty  selling  the Fund's  shares if payments under the plan are  discontinued  because most competitor funds have plans that pay  dealers  for  rendering  distribution  services  as much or more  than the amounts currently being paid by the Fund, and
o        may not be able to continue  providing,  at the same or at a lesser  cost,  the same  quality  distribution  sales  efforts  and  services,  or to obtain  such
         services   from  brokers  and  dealers,   if  the  plan  payments  were  to  be
         discontinued.

         When Class B, Class C or Class N shares are sold without the  designation  of a broker-dealer,  the  Distributor is  automatically  designated as the  broker-dealer  of record.  In those cases, the Distributor  retains the service fee and asset-based  sales charge paid on Class B, Class C and Class N shares.

         The  Distributor's  actual  expenses  in  selling  Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the
Class B, Class C or the Class N plan is  terminated  by the Fund,  the Board of Trustees may  allow  the  Fund to  continue  payments  of the  asset-based  sales  charge  to the
Distributor to compensate it for its expenses  incurred for  distributing  shares before the plan was terminated.

 -----------------------------------------------------------------------------------------------------------------------
                       Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9.30.02
 -----------------------------------------------------------------------------------------------------------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class:                 Total Payments Under     Amount Retained by     Distributor's Aggregate       Distributor's
                                                                                                      Unreimbursed
                                                                         Unreimbursed Expenses    Expenses as % of Net
                                Plan                Distributor               Under Plan             Assets of Class
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class B Plan               $14,571,656             $11,670,626               $25,717,275                 2.30%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class C Plan                $5,210,426              $1,925,951               $7,740,824                  1.67%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------
 Class N Plan                 $168,064                $165,199                 $838,825                   1.64%
 --------------------- ----------------------- ----------------------- -------------------------- ----------------------

         All  payments  under the Class B, Class C and the Class N plans are  subject to the limitations  imposed by the Conduct Rules of the National  Association of Securities
Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance   Terminology.   The  Fund  uses  a  variety  of  terms  to
illustrate its investment  performance.  Those terms include  "cumulative total return,"
"average  annual  total  return,"  "average  annual total return at net asset value" and
"total return at net asset value." An  explanation  of how total returns are  calculated is set forth  below.  The  charts  below show the  Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the  Fund's  Transfer  Agent  at  1.800.225.5677  or by  visiting  the  OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements must comply with rules of the  Securities  and Exchange  Commission.  Those rules describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement  by the Fund of its  performance  data must  include  the  average  annual total  returns for the  advertised  class of shares of the Fund.  Those  returns must be shown for the 1, 5 and  10-year  periods (or the life of the class,  if less)  ending as
of  the  most  recently  ended  calendar   quarter  prior  to  the  publication  of  the
advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the  Fund's  performance  to the  performance  of  other  funds  for the  same  periods.
However,  a number of factors should be considered  before using the Fund's  performance information as a basis for comparison with other investments:
o        Total returns  measure the  performance of a  hypothetical  account in the Fund over  various  periods and do not show the  performance  of each  shareholder's account.  Your account's  performance will vary from the model performance data if your  dividends  are received in cash,  or you buy or sell shares during the period,  or you  bought  your  shares at a  different  time and price  than the shares used in the model.
o        An  investment  in the Fund is not insured by the FDIC or any other  government agency.
o        The Fund's performance  returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        The principal  value of the Fund's shares and total returns are not  guaranteed and normally will fluctuate on a daily basis.
o        When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.
o        Total  returns  for any given  past  period  represent  historical  performance information  and are not, and should not be considered,  a prediction of future returns.

         The  performance  of each  class of shares  is shown  separately,  because  the performance  of each class of shares will usually be  different.  That is because of the different  kinds of  expenses  each  class  bears.  The total  returns  of each class of shares  of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the  types of  investments  the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical investment  in the Fund over a given  period,  assuming  that all  dividends and capital gains  distributions  are  reinvested  in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of shares,  the total returns for each class are  separately  measured.  The  cumulative total  return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period  that would  produce the  cumulative  total  return over the entire  period.
However, average annual total returns do not show actual year-by-year  performance.  The
Fund uses  standardized  calculations  for its total  returns as  prescribed by the SEC.
The methodology is discussed below.

                                        1/n
                                (ERV  )      - 1 = Average Annual Total Return
                                (---- )
                                (  P  )

         In  calculating  total  returns for Class A shares,  the current  maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial investment  ("P")  (unless  the  return is shown  without  sales  charge,  as  described below).  For  Class B  shares,  payment  of the  applicable  contingent  deferred  sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth  year and none  thereafter.  For Class C shares,  the 1%
contingent  deferred sales charge is deducted for returns for the one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is deducted for returns for the one year and  life-of-class  periods.  Class N total  returns may also be calculated for the periods prior to 3.1.01 (the  inception  date for Class N shares),  based on the
Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

              |_| Average  Annual Total  Return.  The "average  annual total  return" of each class is an average annual  compounded  rate of return for each year in a specified number  of  years.  It is  the  rate  of  return  based  on the  change  in  value  of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to  achieve an Ending  Redeemable  Value  ("ERV" in the formula) of that investment, according to the following formula:

|_|      Average  Annual  Total  Return  (After  Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded  rate of  return  for  each  year in a  specified  number  of  years, adjusted to show the effect of federal taxes  (calculated  using the highest  individual marginal  federal  income  tax  rates  in  effect  on  any  reinvestment  date)  on  any distributions  made by the Fund during the  specified  period.  It is the rate of return based on the change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula  below)  held for a number of years  ("n" in the  formula)  to  achieve  an ending value ("ATVD" in the formula) of that  investment,  after taking into account the effect  of  taxes  on Fund  distributions,  but not on the  redemption  of Fund  shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

|_|      Average  Annual Total Return (After Taxes on  Distributions  and  Redemptions).
The "average  annual total return (after taxes on  distributions  and  redemptions)"  of
Class A shares  is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years,  adjusted  to show the effect of federal  taxes  (calculated using  the  highest  individual  marginal  federal  income  tax  rates in  effect on any reinvestment  date) on any  distributions  made by the Fund during the specified  period and the effect of capital  gains taxes or capital  loss tax  benefits  (each  calculated using  the  highest  federal  individual  capital  gains  tax  rate  in  effect  on  the redemption  date)  resulting from the redemption of the shares at the end of the period.
It is the  rate of  return  based on the  change  in  value  of a  hypothetical  initial investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions  and on the redemption of
Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

              |_| Cumulative  Total Return.  The "cumulative  total return"  calculation measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire period  of years.  Its  calculation  uses some of the same  factors  as  average  annual total  return,  but it  does  not  average  the  rate  of  return  on an  annual  basis.
Cumulative total return is determined as follows:

                                ERV - P
                                ------  = Total Return
                                   P

         During a portion of the periods  for which total  returns are shown for Class A shares,  the  Fund's  maximum  initial  sales  charge  rate  was  higher.  As a  result, performance  of an  actual  investment  during  those  periods  would  be less  than the results shown.

              |_|  Total  Returns  at Net  Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an  average  annual  total  return  "at net  asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.
There is no sales  charge  on Class Y  shares.  Each is based on the  difference  in net asset  value per share at the  beginning  and the end of the period  for a  hypothetical investment  in that  class  of  shares  (without  considering  front-end  or  contingent deferred sales charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------------

                                  The Fund's Total Returns for the Periods Ended 9/30/02
----------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------- --------------------------------------------------------------------------------
                Cumulative Total Returns                             Average Annual Total Returns
Class of        (10 years or Life of
 Shares         Class)
--------------- --------------------------- --------------------------------------------------------------------------------
--------------- --------------------------- -------------------------- --------------------------- -------------------------
                                                     1-Year                      5-Year                    10-Year
                                                                           (or life-of-class)         (or life-of-class)
--------------- --------------------------- -------------------------- --------------------------- -------------------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
                After Sales     Without     After          Without     After Sales     Without        After       Without
                   Charge     Sales Charge  Sales       Sales Charge      Charge     Sales Charge     Sales        Sales
                   (MOP)         (NAV)        Charge        (NAV)         (MOP)         (NAV)        Charge       Charge
                                              (MOP)                                                   (MOP)        (NAV)
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class A(1)        158.49%       174.25%      -17.03%       -11.96%        2.36%         3.58%         9.96%       10.62%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class B(2)        130.11%       130.11%      -16.99%       -12.62%        2.53%         2.78%         9.57%        9.57%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class C(3)         69.79%        69.79%      -13.51%       -12.63%        2.78%         2.78%         7.86%        7.86%
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class N(4)        -29.92%       -29.92%      -13.01%       -12.13%       -20.15%       -20.15%         N/A          N/A
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------
Class Y(5)         20.77%        20.77%      -11.79%       -11.79%        5.00%         5.00%          N/A          N/A
--------------- ------------- ------------- ----------- -------------- ------------- ------------- ------------ ------------

1. Inception of Class A:   12/22/69
2. Inception of Class B:   8/17/93
3. Inception of Class C:   10/2/95
4. Inception of Class N:   3/1/01
5. Inception of Class Y:   11/17/98

  ------------------------------------------------------------------------------------------------------------------------
                           Average Annual Total Returns for Class A Shares (After Sales Charge)
                                               For the Periods Ended 9/30/02
  ------------------------------------------------------------------------------------------------------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
                                                 1-Year                     5-Years                     10-Years
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  After Taxes on Distributions                   -17.03%                    -0.07%                       7.62%
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  -------------------------------------- ------------------------ ---------------------------- ---------------------------
  After  Taxes  on  Distributions   and
  Sale of Fund Shares                            -10.37%                     1.66%                       7.75%
  -------------------------------------- ------------------------ ---------------------------- ---------------------------

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the  Transfer  Agent at the  addresses  or telephone  numbers shown on the cover of this Statement of Additional  Information.  The
Fund may also compare its  performance  to that of other  investments,  including  other mutual  funds,  or use rankings of its  performance  by  independent  ranking  entities.
Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance  of  its  classes  of  shares  by  Lipper,  Inc.  ("Lipper").  Lipper  is  a widely-recognized  independent  mutual fund  monitoring  service.  Lipper  monitors  the performance  of regulated  investment  companies,  including  the Fund,  and ranks their performance for various  periods on categories  based on investment  styles.  The Lipper performance  rankings  are based on total  returns  that  include  the  reinvestment  of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category that it monitors and averages of the  performance  of the funds in particular categories.

         |X|  Morningstar  Ratings.  From  time to time the Fund  may  publish  the star
rating  of  the  performance  of  its  classes  of  shares  by  Morningstar,   Inc.,  an
independent  mutual fund  monitoring  service.  Morningstar  retes mutual funds in their specialized market sector. The Fund is rated among the world stock funds category.

         Morningstar  proprietary star ratings reflect  historical  risk-adjusted  total investment  return.  For each  fund  with at  least a  three-year  history,  Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted  Return  measure that accounts for variation in a fund's  monthly  performance  (including the effects of
sales  charges,   loads,  and  redemption  fees),  placing  more  emphasis  on  downward variations  and  rewarding  consistent  performance.  The  top  10%  of  funds  in  each category  receive  5 stars,  the next  22.5%  receive  4 stars,  the next 35%  receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.  (Each share class is counted  as a  fraction  of one fund  within  this scale and rated  separately, which  may  cause  slight  variations  in the  distribution  percentages.)  The  Overall
Morningstar  Rating for a fund is derived  from a  weighted  average of the  performance figures  associated  with its three-,  five-and  ten-year  (if  applicable)  Morningstar
Rating metrics.

         The Fund may also  compare  its total  return  rating to that of other funds in its Morningstar  category,  in addition to its star ratings.  Those total return ratings are  percentages  from one  percent to one hundred  percent  and are not risk  adjusted.
For example,  if a fund is in the 94th  percentile,  that means that 94% of the funds in the same category performed better than it did.

         |X| Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time to time the Fund may  include  in its  advertisements  and  sales  literature performance  information  about the Fund cited in newspapers and other  periodicals such as The New York  Times,  The Wall Street  Journal,  Barron's,  or similar  publications.
That  information  may include  performance  quotations  from other  sources,  including
Lipper  and  Morningstar.  The  performance  of the  Fund's  classes  of  shares  may be compared  in  publications  to the  performance  of  various  market  indices  or  other investments,  and  averages,  performance  rankings  or  other  benchmarks  prepared  by recognized mutual fund statistical services.

         Investors  may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income  investments  available from banks and thrift  institutions.
Those include  certificates of deposit,  ordinary  interest-paying  checking and savings accounts,  and  other  forms of fixed or  variable  time  deposits,  and  various  other instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily, while bank  depository  obligations  may be insured  by the FDIC and may  provide  fixed rates of return.  Repayment of principal and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

         From time to time,  the Fund may publish  rankings or ratings of the Manager or
Transfer  Agent,  and of the investor  services  provided by them to shareholders of the
Oppenheimer   funds,   other  than  performance   rankings  of  the  Oppenheimer   funds
themselves.  Those  ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their  services to those  provided by other  mutual fund  families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

         From  time to time,  the Fund  may  include  in its  advertisements  and  sales literature  the total  return  performance  of a  hypothetical  investment  account that includes shares of the fund and other  Oppenheimer  funds.  The combined  account may be part of an  illustration  of an asset  allocation  model or  similar  presentation.  The account  performance  may combine  total  return  performance  of the fund and the total return  performance of other  Oppenheimer  funds included in the account.  Additionally, from time to time,  the Fund's  advertisements  and sales  literature  may include,  for illustrative  or  comparative  purposes,  statistical  data or other  information  about general or specific market and economic conditions.  That may include, for example,
o        information about the performance of certain securities or commodities  markets or segments of those markets,
o        information  about the performance of the economics of particular  countries or regions,
o        the  earnings of  companies  included in  segments  of  particular  industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating to the gross  national or gross  domestic  product of the
         United States or other countries or regions,
o        comparisons of various  market  sectors or indices to demonstrate  performance, risk or other characteristics of the Fund.

----------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
----------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.  Appendix  B  contains  more  information  about the  special sales charge  arrangements  offered by the Fund,  and the  circumstances  in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an Asset  Builder  Plan
          ---
(described  below) can be established on a new account.  Accounts  established  prior to
November 1, 2002 will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the  Distributor  is  instructed  to initiate the Automated
Clearing  House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal Funds for the purchase  through the ACH system before the close of The
New York Stock  Exchange.  The  Exchange  normally  closes at 4:00  P.M.,  but may close earlier on certain  days.  If Federal  Funds are  received  on a business  day after the close of the Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The proceeds of ACH  transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the proceeds of the ACH transfer  are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not  responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced  sales charge rate may be obtained  for Class A shares  under Right of  Accumulation  and Letters of Intent because of the  economies of sales  efforts and  reduction  in expenses  realized by the
Distributor,  dealers and  brokers  making  such  sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement of  Additional
Information  because the  Distributor  or dealer or broker  incurs  little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class  A  and  Class  B  shares  you  purchase  for  your  individual  accounts
         (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or custodial accounts on behalf of your children who are minors, and
o        Current  purchases  of  Class A and  Class  B  shares  of the  Fund  and  other
         Oppenheimer  funds to reduce  the sales  charge  rate that  applies  to current purchases of Class A shares, and
o        Class A and  Class B shares  of  Oppenheimer  funds  you  previously  purchased subject to an initial or contingent  deferred  sales charge to reduce the sales charge rate for current  purchases of Class A shares,  provided  that you still hold your investment in one of the Oppenheimer funds.

         A  fiduciary  can  count  all  shares  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer)
that has multiple  accounts.  The Distributor  will add the value,  at current  offering price,  of the  shares  you  previously  purchased  and  currently  own to the  value of current  purchases to determine  the sales charge rate that  applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial  sales  charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money market  funds.  Under certain
circumstances  described  in  this  Statement  of  Additional  Information,   redemption
proceeds of certain  money  market fund shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class
A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month period, you can  reduce  the  sales  charge  rate  that  applies  to your  purchases  of Class A shares.  The  total  amount  of your  intended  purchases  of both  Class A and  Class B shares will  determine  the reduced  sales charge rate for the Class A shares  purchased during  that  period.  You can include  purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not  consider  Class C or Class N shares you  purchase or may have purchased.

         A Letter of Intent is an investor's  statement in writing to the Distributor of the  intention  to  purchase  Class A shares  or Class A and  Class B shares of the Fund
(and  other  Oppenheimer  funds)  during  a  13-month  period  (the  "Letter  of  Intent period").  At the  investor's  request,  this may include  purchases  made up to 90 days prior to the date of the Letter.  The Letter  states the  investor's  intention  to make the  aggregate  amount  of  purchases  of shares  which,  when  added to the  investor's holdings  of shares of those  funds,  will equal or exceed the amount  specified  in the
Letter.  Purchases made by reinvestment of dividends or  distributions  of capital gains and  purchases  made at net  asset  value  without  sales  charge  do not  count  toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares  purchased under the  Letter to obtain  the  reduced  sales  charge  rate on  purchases  of Class A shares  of the Fund  (and  other  Oppenheimer  funds)  that  applies  under the Right of
Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.
However,  if the  investor's  purchases  of shares  within the Letter of Intent  period, when added to the value (at  offering  price) of the  investor's  holdings  of shares on the last day of that period,  do not equal or exceed the intended  purchase amount,  the investor  agrees  to pay the  additional  amount  of  sales  charge  applicable  to such purchases.  That amount is  described  in "Terms of Escrow,"  below  (those terms may be amended by the  Distributor  from time to time).  The investor  agrees that shares equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer
Agent  subject  to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the  Prospectus,  this Statement of Additional  Information and the application used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended  terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer  of  record  for the  account  and the  amount of sales  charge  retained  by the
Distributor  will be adjusted to the rates  applicable  to actual  total  purchases.  If total  eligible  purchases  during  the  Letter of Intent  period  exceed  the  intended purchase  amount and exceed the amount  needed to qualify for the next sales charge rate reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower  rate.  That  adjustment  will be made only if and when the dealer  returns to the
Distributor  the excess of the amount of concessions  allowed or paid to the dealer over the  amount of  concessions  that apply to the actual  amount of  purchases.  The excess concessions  returned to the Distributor will be used to purchase  additional shares for the  investor's  account at the net asset  value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent  entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In  determining  the total  amount of  purchases  made  under a Letter,  shares redeemed by the investor  prior to the  termination  of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record  and/or the investor to advise  the  Distributor  about the  Letter  in  placing  any  purchase  orders  for the investor  during  the  Letter  of  Intent  period.  All of such  purchases  must be made through the Distributor.

         |X| Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial  purchase (or subsequent  purchases if necessary)  made pursuant  to a  Letter,  shares  of the Fund  equal  in  value up to 5% of the  intended purchase  amount  specified  in the  Letter  shall  be held in  escrow  by the  Transfer
Agent.  For example,  if the intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed at the offering  price  adjusted for a
$50,000  purchase).  Any  dividends  and capital  gains  distributions  on the  escrowed shares will be credited to the investor's account.

         2.   If the total minimum  investment  specified  under the Letter is completed within the  13-month  Letter of Intent  period,  the  escrowed  shares  will be promptly released to the investor.

         3.   If,  at the  end  of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the  Letter,  the  investor  must  remit to the  Distributor  an amount  equal to the difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased  had been made at a single  time.  That sales  charge  adjustment  will  apply to any  shares  redeemed prior to the  completion of the Letter.  If the  difference in sales charges is not paid within twenty days after a request from the  Distributor or the dealer,  the Distributor will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares  necessary to realize  such  difference  in sales  charges.  Full and  fractional shares  remaining after such  redemption  will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the  payment  of such  additional  sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor  irrevocably  constitutes and appoints the Transfer Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

         5.   The shares  eligible  for  purchase  under the  Letter (or the  holding of which may be counted toward completion of a Letter) include:
         (a)   Class A shares sold with a front-end  sales  charge or subject to a Class
A contingent deferred sales charge,
         (b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to  a contingent deferred sales charge, and
         (c)   Class A or Class B shares  acquired  by  exchange  of either  (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired  subject to a Class A initial or  contingent  deferred  sales charge or (2) Class B shares of one of the other
Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares  held in escrow  hereunder  will  automatically  be  exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus,  you must initially  establish your
account  with  $500.   Subsequently,   you  can  establish  an  Asset  Builder  Plan  to
automatically  purchase  additional shares directly from a bank account for as little as
$50.  For  those  accounts  established  prior  to  November  1,  2002  and  which  have previously  established  Asset Builder Plans,  additional  purchases will remain at $25.
Shares  purchased by Asset  Builder Plan  payments from bank accounts are subject to the redemption  restrictions  for  recent  purchases  described  in  the  Prospectus.  Asset
Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder Plans may  not be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash
Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund, your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments,  you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application  from the  Distributor.  Complete  the  application  and  return it. You may change the amount of your Asset Builder  payment or your can terminate  these  automatic investments  at any time by writing to the Transfer  Agent.  The Transfer Agent requires a  reasonable  period  (approximately  10 days) after  receipt of your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue  offering
Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of retirement  plans are entitled to purchase  shares of the Fund without  sales  charge or at reduced  sales  charge  rates,  as described in
Appendix B to this  Statement of Additional  Information.  Certain  special sales charge arrangements  described in that  Appendix  apply to  retirement  plans whose records are maintained  on a daily  valuation  basis by Merrill  Lynch Pierce  Fenner & Smith,  Inc.
("Merrill  Lynch")  or an  independent  record  keeper  that has a  contract  or special arrangement  with  Merrill  Lynch.  If on the date the plan  sponsor  signed the Merrill
Lynch  record  keeping  service  agreement  the plan has less than $3  million in assets
(other than assets invested in money market funds)  invested in applicable  investments, then the  retirement  plan may purchase  only Class B shares of the  Oppenheimer  funds.
Any  retirement  plans in that category that  currently  invest in Class B shares of the
Fund will have  their  Class B shares  converted  to Class A shares of the Fund when the plan's  applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers  whereby the Transfer  Agent  compensates  the record keeper for its record  keeping and account  servicing  functions that it performs on  behalf  of  the  participant  level  accounts  of  a  retirement  plan.  While  such compensation  may act to reduce  the  record  keeping  fees  charged  by the  retirement plan's  record  keeper,  that  compensation  arrangement  may be terminated at any time, potentially  affecting the record keeping fees charged by the  retirement  plan's record keeper.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders  for the  Fund's shares (for  example,  when a purchase  check is returned to the Fund  unpaid)  causes a loss to be incurred when the net asset values of the Fund's  shares on the  cancellation date is less  than on the  purchase  date.  That  loss is  equal  to the  amount  of the decline  in the net  asset  value per share  multiplied  by the  number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor  fails to compensate  the Fund for the loss,  the  Distributor  will do so. The Fund may reimburse the  Distributor  for that amount by  redeeming  shares from any account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes  of Shares.  Each  class of shares of the Fund  represents  an  interest  in the
same  portfolio  of  investments  of  the  Fund.  However,   each  class  has  different
shareholder  privileges and features.  The net income  attributable  to Class B, Class C or Class N shares and the  dividends  payable on Class B, Class C or Class N shares will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The  availability of different  classes of shares permits an investor to choose the method of purchasing  shares that is more  appropriate  for the  investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales  charge.  While  Class B,  Class C and Class N shares  have no initial sales charge,  the purpose of the deferred sales charge and asset-based  sales charge on
Class B, Class C and Class N shares is the same as that of the initial  sales  charge on
Class A shares - to  compensate  the  Distributor  and  brokers,  dealers and  financial institutions  that sell  shares of the Fund.  A  salesperson  who is entitled to receive compensation  from his or her firm for selling Fund shares may receive  different levels of compensation for selling one class of shares rather than another.

         The  Distributor  will not accept any order in the amount of  $500,000  or more for  Class B shares  or $1  million  or more for  Class C shares  on  behalf of a single investor  (not  including  dealer  "street name" or omnibus  accounts).  That is because generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

         |X|  Class  A  Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset value  whether or not subject to a  contingent deferred  sales charge as  described in the  Prospectus,  no sales  concessions  will be paid to the broker-dealer of record,  as described in the Prospectus,  on sales of Class
A shares  purchased  with the  redemption  proceeds  of shares of  another  mutual  fund offered as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor, if the  purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession will not be paid on purchases of Class A shares by a retirement  plan made with the  redemption  proceeds of
Class N shares  of one or more  Oppenheimer  funds  held by the  plan  for more  than 18 months.

         |X| Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to
Class A shares  after six years is not treated as a taxable  event for the  shareholder.
If those laws or the IRS  interpretation  of those laws  should  change,  the  automatic conversion  feature may be suspended.  In that event, no further  conversions of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be  exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could constitute  a taxable  event for the  shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.

         |X|  Availability  of Class N Shares.  In  addition to the  description  of the types  of  retirement  plans  which  may  purchase  Class  N  shares  contained  in  the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o        to all rollover  contributions made to Individual 401(k) plans,  Profit-Sharing
              Plans and Money Purchase Pension Plans,
o        to all direct rollovers from  OppenheimerFunds-sponsored  Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group  Retirement  Plans (as  defined  in  Appendix B to this  Statement  of
              Additional  Information)  which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement  Plans  qualified under Sections 401(a) or 401(k) of the Internal
              Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement  Plans of a plan sponsor  where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to  OppenheimerFunds-sponsored  Ascender 401(k) plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.
o        to  certain  customers  of  broker-dealers  and  financial  advisors  that  are identified in a special  agreement  between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales  concession  and the advance of the service  fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases  of Class N shares in amounts  of  $500,000  or more by a  retirement plan that pays for the purchase  with the  redemption  proceeds of Class A shares of one or more  Oppenheimer  funds  (other than  rollovers  from an
              OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases  of Class N shares in amounts  of  $500,000  or more by a  retirement plan that pays for the purchase  with the  redemption  proceeds of Class C shares  of one or more  Oppenheimer  funds  held by the plan for more than
              one  year  (other  than  rollovers   from  an   OppenheimerFunds-sponsored
              Pinnacle or Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds), and
o        on  purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or
              Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

         No sales  concessions will be paid to the broker-dealer of record, as described in the  Prospectus,  on sales of Class N shares  purchased with the redemption  proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered  as  investment  options  under a special arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation  of  Expenses.  The Fund  pays  expenses  related  to its daily operations,  such as custodian fees,  Trustees' fees,  transfer agency fees,  legal fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's  assets  and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology   for   calculating   the  net  asset  value,   dividends  and
distributions  of the Fund's share  classes  recognizes  two types of expenses.  General expenses  that do not pertain  specifically  to any one class are  allocated pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is represented  by the assets of each class,  and then equally to each outstanding  share  within a given  class.  Such  general  expenses  include  management fees,  legal,  bookkeeping  and audit fees,  printing and mailing  costs of  shareholder reports,  Prospectuses,  Statements of Additional  Information  and other  materials for
current  shareholders,   fees  to  unaffiliated  Trustees,   custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,  taxes  and  brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class  are allocated  equally  to each  outstanding  share  within  that  class.  Examples  of such expenses include  distribution  and service plan (12b-1) fees,  transfer and shareholder servicing  agent fees and  expenses,  and  shareholder  meeting  expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500.  This fee will not be assessed on the following accounts:
o        Accounts  that have  balances  below $500 due to the  automatic  conversion  of shares from Class B to Class A shares;
o        Accounts  with an  active  Asset  Builder  Plan,  payroll  deduction  plan or a military allotment plan;
o        OppenheimerFunds-sponsored   group   retirement   accounts   that  are   making
         continuing purchases;
o        Certain  accounts  held  by  broker-dealers  through  the  National  Securities
         Clearing Corporation; and
o        Accounts that fall below the $500  threshold due solely to market  fluctuations within the 12-month period preceding the date the fee is deducted.

         The fee is  automatically  deducted  from  qualifying  accounts  annually on or about the second to last  business day of  September.  This annual fee is waived for any shareholders who elect to access their account  documents  through  electronic  document delivery  rather than in paper copy and who elect to utilize the  Internet or  PhoneLink as their  primary  source  for  their  general  servicing  needs.  To sign up to  access account documents  electronically  via eDocs Direct,  please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values  Per Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of business of The New York
Stock Exchange ("the  Exchange") on each day that the Exchange is open. The  calculation is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at
4:00 P.M.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies or on days falling before a U.S.  holiday).  All references
to  time  in  this  Statement  of  Additional   Information  mean  "Eastern  time."  The
Exchange's most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin  Luther  King,  Jr.  Day,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

         Dealers other than Exchange  members may conduct trading in certain  securities on days on which the  Exchange is closed  (including  weekends  and  holidays)  or after
4:00 P.M. on a regular  business  day.  Because the Fund's net asset  values will not be calculated  on those days,  the Fund's net asset  values per share may be  significantly
affected  on  such  days  when   shareholders   may  not  purchase  or  redeem   shares.
Additionally,  trading  on  European  and Asian  stock  exchanges  and  over-the-counter markets normally is completed before the close of the Exchange.

         Changes in the values of securities  traded on foreign  exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of the  Exchange,  will not be reflected in the Fund's  calculation  of its net asset  values  that day unless the Manager  determines  that the event is likely to effect a material  change in the value of the security.  The Manager,  or an internal valuation  committee  established  by  the  Manager,  as  applicable,  may  establish  a valuation,  under  procedures  established  by the Board and  subject  to the  approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities  Valuation.  The  Fund's  Board  of  Trustees  has  established procedures  for the  valuation of the Fund's  securities.  In general  those  procedures are as follows:

              |_| Equity  securities traded on a U.S.  securities  exchange or on Nasdaq are valued as follows:
(1)      if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the  valuation  date if it is within  the  spread  of  the  closing  "bid"  and  "asked"  prices  on the valuation  date or, if not,  at the closing  "bid" price on the  valuation date.

              |_| Equity securities traded on a foreign  securities  exchange  generally are valued in one of the following ways:
1.       at the last sale price available to the pricing  service  approved by the Board of Trustees, or
2.       at the  last  sale  price  obtained  by the  Manager  from  the  report  of the principal  exchange on which the  security  is traded at its last  trading session on or immediately before the valuation date, or
3.       at the mean between the "bid" and "asked"  prices  obtained  from the principal exchange on which the  security  is traded or, on the basis of  reasonable inquiry, from two market makers in the security.

              |_| Long-term  debt  securities  having a remaining  maturity in excess of
60 days are valued  based on the mean  between the "bid" and "asked"  prices  determined by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the  security on the basis of  reasonable inquiry.

              |_| The  following  securities  are valued at the mean  between  the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Fund's  Board of
Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry:
         1.   debt instruments that have a maturity of more than 397 days when issued,
         2.   debt  instruments  that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
         3.   non-money  market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

              |_|  The   following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
1.       money  market  debt  securities  held by a  non-money  market  fund  that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining  maturity of
              397 days or less.

              |_|   Securities    (including    restricted    securities)   not   having
readily-available  market  quotations  are  valued at fair  value  determined  under the
Board's  procedures.  If the  Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean between the "bid" and "asked"  prices provided  by a single  active  market  maker  (which in  certain  cases may be the "bid"
price if no "asked" price is available).

         In  the  case  of  U.S.  government  securities,   mortgage-backed  securities,
corporate bonds and foreign  government  securities,  when last sale  information is not generally  available,  the  Manager may use  pricing  services  approved by the Board of
Trustees.   The  pricing  service  may  use  "matrix"  comparisons  to  the  prices  for comparable  instruments  on the basis of quality,  yield,  and  maturity.  Other special factors  may be  involved  (such  as the  tax-exempt  status  of the  interest  paid  by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.
That  monitoring  may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

         The  closing  prices in the  London  foreign  exchange  market on a  particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing  service that the  Manager has  determined  to be reliable  are used to value  foreign  currency, including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures  are valued at the last sale price on the  principal exchange  on which they are traded or on  Nasdaq,  as  applicable,  as  determined  by a pricing  service  approved by the Board of Trustees or by the Manager.  If there were no sales that day,  they shall be valued at the last sale  price on the  preceding  trading day  if it is  within  the  spread  of the  closing  "bid"  and  "asked"  prices  on the principal  exchange or on Nasdaq,  on the valuation date. If not, the value shall be the closing bid price on the  principal  exchange  or on Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange  or on Nasdaq,  it shall be valued by the mean  between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an option,  an amount  equal to the  premium  received is included in the Fund's  Statement of Assets and  Liabilities as an asset.  An equivalent
credit   is   included   in   the   liability   section.    The   credit   is   adjusted
("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put written by the Fund is exercised,  the proceeds  are  increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the  premium.  If the Fund  enters into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less  than the cost of the  closing  transaction.  If the
Fund  exercises  a put it  holds,  the  amount  the  Fund  receives  on its  sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The  information  below  supplements  the terms and  conditions  for  redeeming shares set forth in the Prospectus.

Sending  Redemption   Proceeds  by  Federal  Funds  Wire.  The  Federal  Funds  wire  of redemption  proceeds  may be  delayed  if the  Fund's  custodian  bank is not  open  for business on a day when the Fund would normally  authorize the wire to be made,  which is usually  the Fund's  next  regular  business  day  following  the  redemption.  In those circumstances,  the wire will not be  transmitted  until the next bank  business  day on which  the Fund is open for  business.  No  dividends  will be paid on the  proceeds  of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares  that were  subject  to the Class B  contingent  deferred  sales charge when redeemed.

         The  reinvestment  may be made  without  sales charge only in Class A shares of the  Fund or any of the  other  Oppenheimer  funds  into  which  shares  of the Fund are exchangeable  as described in "How to Exchange  Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the  reinvestment order.  The  shareholder  must ask the Transfer  Agent for that privilege at the time of reinvestment.  This  privilege  does not apply to Class C and Class N or Class Y shares.
The Fund may amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital  gain that was realized  when the shares were  redeemed is taxable, and  reinvestment  will not alter any capital  gains tax payable on that gain.  If there has  been a  capital  loss on the  redemption,  some or all of the  loss  may not be tax deductible,  depending  on  the  timing  and  amount  of  the  reinvestment.  Under  the
Internal  Revenue  Code,  if the  redemption  proceeds  of Fund  shares on which a sales charge  was paid are  reinvested  in shares of the Fund or  another  of the  Oppenheimer funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed  may not include  the amount of the sales  charge
paid.   That  would  reduce  the  loss  or  increase  the  gain   recognized   from  the
redemption.  However,  in that case the sales  charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments  "In  Kind".  The  Prospectus  states  that  payment  for shares  tendered  for redemption  is  ordinarily  made in cash.  However,  under  certain  circumstances,  the
Board of Trustees of the Fund may  determine  that it would be  detrimental  to the best interests  of the  remaining  shareholders  of the Fund to make  payment of a redemption order  wholly  or  partly  in  cash.  In that  case,  the  Fund  may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment  Company
Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or 1% of the net assets of the Fund  during  any 90-day  period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might incur  brokerage or other costs in selling the  securities for cash. The Fund will value securities  used to pay  redemptions  in kind  using  the same  method  the Fund uses to value  its  portfolio  securities  described  above  under  "Determination  of Net Asset
Values Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The  Fund's  Board of  Trustees  has the  right to cause  the involuntary  redemption  of the shares  held in any account if the  aggregate  net asset value of those  shares  is less than  $200 or such  lesser  amount as the Board may fix.
The Board  will not cause the  involuntary  redemption  of shares in an  account  if the aggregate net asset value of such shares has fallen below the stated  minimum  solely as a result of market  fluctuations.  If the Board  exercises  this right,  it may also fix the  requirements  for any notice to be given to the  shareholders in question (not less than 30 days).  The Board may  alternatively  set  requirements  for the  shareholder to increase  the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest,  as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales  charge  are  transferred,  the  transferred  shares  will  remain  subject to the
contingent   deferred  sales  charge.  It  will  be  calculated  as  if  the  transferee shareholder  had  acquired  the  transferred  shares in the same  manner and at the same time as the transferring shareholder.

         If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred  sales  charge if redeemed at the time of  transfer,  the  priorities  described in the  Prospectus  under
"How to Buy Shares" for the  imposition  of the Class B, Class C and Class N  contingent deferred  sales  charge will be followed in  determining  the order in which  shares are transferred.

Distributions    From    Retirement    Plans.    Requests   for    distributions    from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial  plans,
401(k)  plans or  pension or  profit-sharing  plans  should be  addressed  to  "Trustee,
OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its address  listed in
"How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of
Additional Information.  The request must:

(1)      state the reason for the distribution;
(2)      state the owner's  awareness of tax penalties if the distribution is premature;
              and
(3)      conform  to the  requirements  of the  plan  and the  Fund's  other  redemption requirements.

         Participants     (other    than     self-employed     plan     sponsors)     in
OppenheimerFunds-sponsored  pension  or  profit-sharing  plans  with  shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are subject to special requirements  under the Internal Revenue Code and certain documents  (available from the
Transfer  Agent) must be  completed  and  submitted  to the  Transfer  Agent  before the
distribution  may  be  made.   Distributions   from  retirement  plans  are  subject  to
withholding  requirements  under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer  Agent) must be submitted to the Transfer Agent with the  distribution request,  or the  distribution  may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.  The Fund, the Manager,  the  Distributor,  and the Transfer Agent
assume no responsibility  to determine  whether a distribution  satisfies the conditions of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection with a distribution.

Special   Arrangements   for  Repurchase  of  Shares  from  Dealers  and  Brokers.   The
Distributor  is the Fund's agent to  repurchase  its shares from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their  broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next  computed  after the  Distributor  receives an order  placed by the dealer or  broker.  However,  if the  Distributor  receives  a  repurchase  order from a dealer or broker after the close of the Exchange on a regular  business  day, it will be processed  at that  day's net asset  value if the order was  received  by the  dealer or broker  from  its  customers  prior  to the  time the  Exchange  closes.  Normally,  the
Exchange  closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure, payment  will be made within  three  business  days after the shares have been  redeemed upon the  Distributor's  receipt of the  required  redemption  documents in proper form.
The  signature(s)  of  the  registered  owners  on  the  redemption  documents  must  be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares  (having a value of at least $50) automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed  three  business  days prior to
the  date  requested  by  the  shareholder   for  receipt  of  the  payment.   Automatic
withdrawals  of up to $1,500 per month may be  requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments must also be sent to the  address  of record  for the  account  and the  address  must not have been  changed
within    the    prior    30    days.     Required    minimum     distributions     from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments  are  normally  made by check,  but  shareholders  having  AccountLink privileges  (see "How To Buy  Shares")  may arrange to have  Automatic  Withdrawal  Plan payments  transferred  to the bank account  designated on the account  application or by signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares  are  normally redeemed  pursuant  to an  Automatic  Withdrawal  Plan three  business  days  before the payment  transmittal  date  you  select  in the  account  application.  If a  contingent deferred  sales  charge  applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.  The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,
shareholders   should  not  make  regular  additional  Class  A  share  purchases  while
participating  in  an  Automatic   Withdrawal  Plan.  Class  B,  Class  C  and  Class  N
shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the  contingent  deferred sales charge on such  withdrawals  (except where the  Class  B,  Class C or  Class N  contingent  deferred  sales  charge  is  waived  as described in Appendix B to this Statement of Additional Information).

         By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the  terms  and  conditions  that  apply  to  such  plans,  as  stated  below.  These provisions  may be amended  from time to time by the Fund and/or the  Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares  of the Fund for  shares  (of the same class) of other Oppenheimer  funds  automatically on a monthly,  quarterly,  semi-annual or annual  basis  under an  Automatic  Exchange  Plan.  The  minimum  amount that may be exchanged  to each other fund  account is $50.  Instructions  should be  provided on the
OppenheimerFunds  Application  or  signature-guaranteed  instructions.   Exchanges  made
under these plans are subject to the  restrictions  that apply to exchanges as set forth in  "How  to  Exchange  Shares"  in the  Prospectus  and  below  in  this  Statement  of
Additional Information.

         |X| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales  charge  will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions will be  redeemed  next,  followed  by shares  acquired  with a sales  charge,  to the extent necessary  to make  withdrawal  payments.  Depending  upon  the  amount  withdrawn,  the investor's  principal  may be  depleted.  Payments  made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic Withdrawal Plan as agent for the  shareholder(s)  (the  "Planholder")  who executed the Plan  authorization and  application  submitted  to the  Transfer  Agent.  Neither the Fund nor the Transfer
Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer Agent in good faith to administer  the Plan.  Share  certificates  will not be  issued  for  shares of the Fund  purchased  for and held  under  the  Plan,  but the
Transfer  Agent will  credit all such  shares to the  account of the  Planholder  on the records of the Fund.  Any share  certificates  held by a Planholder  may be  surrendered unendorsed  to the  Transfer  Agent  with  the  Plan  application  so  that  the  shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends  on shares  held in the  account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal  payments at the net asset value per share determined on the redemption  date.  Checks or AccountLink  payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business  days prior  to the  date  selected  for  receipt  of the  payment,  according  to the  choice specified in writing by the  Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the Planholder by writing to the Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the  requested  change to be put in effect.  The  Planholder  may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem  all,  or any part of,  the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements  of the  then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may  terminate  a Plan at any time by writing to the  Transfer
Agent.  The Fund may also give  directions  to the  Transfer  Agent to terminate a Plan.
The  Transfer   Agent  will  also   terminate  a  Plan  upon  its  receipt  of  evidence
satisfactory  to it that the  Planholder  has  died or is  legally  incapacitated.  Upon termination  of a Plan by the  Transfer  Agent or the  Fund,  shares  that have not been redeemed  will be held  in  uncertificated  form  in the  name  of the  Planholder.  The account will  continue as a  dividend-reinvestment,  uncertificated  account  unless and until proper  instructions  are  received  from the  Planholder,  his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral  for a debt, the Planholder may request  issuance  of a  portion  of the  shares  in  certificated  form.  Upon  written request from the  Planholder,  the Transfer  Agent will  determine  the number of shares for which a certificate  may be issued without  causing the  withdrawal  checks to stop.
However,  should such  uncertificated  shares become  exhausted,  Plan  withdrawals will terminate.

         If the  Transfer  Agent  ceases to act as  transfer  agent  for the  Fund,  the
Planholder  will be deemed to have  appointed  any  successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus,  shares of a particular class of Oppenheimer funds having  more than one  class of  shares  may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares  of  Oppenheimer  funds  that  have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current list showing  which funds offer which  classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Oppenheimer Senior Floating Rate Fund
         Oppenheimer New Jersey Municipal Fund                     Limited Term New York Municipal Fund
         Oppenheimer New York Municipal Fund                       Rochester Fund Municipals

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer  Cash Reserves are generally available  only by  exchange  from the same  class of shares  of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be  exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be  acquired by exchange  of  shares of any class of any other  Oppenheimer  funds  except  Class A shares of Oppenheimer  Money Market Fund or Oppenheimer  Cash Reserves  acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York  Municipal  Fund may be exchanged  only for  Class B shares of other  Oppenheimer  funds  and no  exchanges  may be made to
     Class X shares.
o        Shares  of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged  for shares of  Oppenheimer  Money  Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves or
     Oppenheimer  Limited-Term  Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital  Preservation Fund, and only those participants  may  exchange  shares  of  other  Oppenheimer  funds  for  shares  of
     Oppenheimer Capital Preservation Fund.
o        Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange  of  shares  of  Oppenheimer  Money  Market  Fund  or  Class A  shares  of
     Oppenheimer Cash Reserves.
o        Shares of  Oppenheimer  Select  Managers  Mercury  Advisors  S&P Index Fund and
     Oppenheimer  Select  Managers  QM  Active  Balanced  Fund  are  only  available  to retirement  plans and are available  only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market fund  offered by the  Distributor.  Shares of any money market  fund  purchased  without a sales  charge  may be  exchanged  for  shares of
     Oppenheimer  funds  offered with a sales  charge upon payment of the sales  charge.
     They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of  Oppenheimer  Money Market Fund,  Inc.  purchased with the redemption proceeds of shares of other mutual  funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within  the 30 days  prior  to that  purchase  may subsequently  be exchanged  for shares of other  Oppenheimer  funds  without  being subject to an initial sales charge or contingent  deferred sales charge. To qualify for  that  privilege,  the  investor  or the  investor's  dealer  must  notify  the
     Distributor  of  eligibility   for  this  privilege  at  the  time  the  shares  of
     Oppenheimer Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the  other  Oppenheimer  funds or from any unit  investment  trust for which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate  the exchange  privilege at any time.
Although  the Fund may  impose  these  changes  at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice  prior to  materially  amending  or  terminating  the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:
o        When Class A shares of any  Oppenheimer  fund  (other than  Rochester  National
         Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares  of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from  the beginning of the calendar month of the initial  purchase of the exchanged Class
         A shares,  the Class A  contingent  deferred  sales  charge is  imposed  on the redeemed shares.
o        When  Class A shares  of  Rochester  National  Municipals  and  Rochester  Fund
         Municipals  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month  of the  initial purchase  of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.
o        If any Class A shares of another  Oppenheimer fund that are exchanged for Class
         A shares of  Oppenheimer  Senior  Floating Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior Floating Rate Fund acquired in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating
         Rate  Fund  acquired  in that  exchange  will be  subject  to the Class A Early
         Withdrawal  Charge  of  Oppenheimer  Senior  Floating  Rate  Fund if  they  are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money Market
         Fund,  Inc.  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which the  shares  were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.
o        With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial purchase of the exchanged Class B shares.
o        With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed  within
         12 months of the initial purchase of the exchanged Class C shares.
o        With respect to Class N shares,  a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans) is terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement  plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's  first  purchase of Class N shares of any Oppenheimer fund.

         When  Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described in "How To Buy Shares" in the  Prospectus  for the imposition of the Class B, Class C or Class N  contingent  deferred  sales  charge will be followed in determining the order in which the shares are exchanged.  Before  exchanging  shares, shareholders  should  take into  account  how the  exchange  may affect  any  contingent deferred  sales charge that might be imposed in the  subsequent  redemption of remaining shares.

         Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

         ? Limits on Multiple  Exchange  Orders.  The Fund  reserves the right to reject telephone  or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         ?  Telephone  Exchange  Requests.   When  exchanging  shares  by  telephone,  a
shareholder  must have an  existing  account in the fund to which the  exchange is to be made.  Otherwise,  the  investors  must  obtain a  prospectus  of that fund  before  the exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  shareholders  might not be able to  request  exchanges  by  telephone  and  would  have  to  submit  written exchange requests.

         ?  Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form
(the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases  may be  delayed  by either  fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any  exchange  request  that  may  disadvantage  it.  For  example,  if the  receipt  of multiple  exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.

         When you  exchange  some or all of your shares  from one fund to  another,  any special  account  feature such as an Asset  Builder Plan or Automatic  Withdrawal  Plan,
will be switched to the new fund account  unless you tell the  Transfer  Agent not to do
so.  However,  special  redemption  and exchange  features  such as  Automatic  Exchange
Plans and  Automatic  Withdrawal  Plans cannot be switched to an account in  Oppenheimer
Senior Floating Rate Fund.

         In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested  would  include shares  subject  to  a  restriction  cited  in  the  Prospectus  or  this  Statement  of
Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request.  In those cases,  only the shares  available for exchange without restriction will be exchanged.

         The  different   Oppenheimer   funds  available  for  exchange  have  different
investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected  is  appropriate  for his or her  investment  and  should  be  aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of shares of one fund and a purchase  of shares of another.
"Reinvestment   Privilege,"   above,   discusses  some  of  the  tax   consequences   of
reinvestment of redemption  proceeds in such cases. The Fund, the  Distributor,  and the
Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital  gains.
The  dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the same day for  each  class of  shares.  However, dividends  on Class  B,  Class C and  Class N  shares  are  expected  to be  lower  than dividends  on  Class A and  Class  Y  shares.  That  is  because  of the  effect  of the asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a  consequence  of any  difference  in the net asset  values of the different classes of shares.

Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks  returned to the Transfer  Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market Fund,  Inc.  Reinvestment  will be made as promptly  as  possible  after the return of such  checks to the  Transfer  Agent,  to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The  tax  discussion  in  the  Prospectus  and  this  Statement  of  Additional
Information  is  based  on tax law in  effect  on the  date of the  Prospectus  and this
Statement  of  Additional  Information.  Those  laws and  regulations  may be changed by legislative,  judicial,  or administrative  action,  sometimes with retroactive  effect.
State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment  under the Internal
Revenue Code described  below.  Potential  purchasers of shares of the Fund are urged to consult  their tax advisers with specific  reference to their own tax  circumstances  as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

         |_| Qualification as a Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company under  Subchapter M of the Internal Revenue
Code of 1986, as amended.  As a regulated  investment  company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that is,  taxable interest,  dividends,  and other taxable ordinary  income,  net of expenses) and capital gain  net  income  (that  is,  the  excess  of net  long-term  capital  gains  over  net short-term  capital  losses) that it distributes  to  shareholders.  That  qualification
enables  the  Fund  to  "pass  through"  its  income  and  realized   capital  gains  to
shareholders  without  having to pay tax on them.  This  avoids a  "double  tax" on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains a number of complex  tests  relating  to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an
ordinary   corporation  and  would  receive  no  tax  deduction  for  payments  made  to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a  regulated  investment  company,  the Fund must derive at least
90% of its gross  income from  dividends,  interest,  certain  payments  with respect to securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent  such  currency  gains are  directly  related to the regulated  investment  company's principal business of investing in stock or securities)
and certain other income.

         In addition to  satisfying  the  requirements  described  above,  the Fund must satisfy an asset  diversification  test in order to qualify  as a  regulated  investment company.  Under that test,  at the close of each quarter of the Fund's  taxable year, at least  50% of the  value of the  Fund's  assets  must  consist  of cash  and cash  items
(including  receivables),  U.S.  government  securities,  securities of other  regulated investment  companies,  and  securities of other  issuers.  As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's  total  assets in  securities  of each  such  issuer  and the Fund  must not hold  more than 10% of the outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities  of any one issuer  (other than U.S.
government  securities and securities of other regulated  investment  companies),  or in two or more  issuers  which  the Fund  controls  and which  are  engaged  in the same or similar  trades  or  businesses.  For  purposes  of this  test,  obligations  issued  or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

         |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable  investment income  earned  from  January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year  through  October 31 of the  current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated  that the Fund will meet those  requirements.
To meet this  requirement,  in  certain  circumstances  the Fund  might be  required  to liquidate  portfolio  investments to make sufficient  distributions  to avoid excise tax liability.  However,  the  Board  of  Trustees  and the  Manager  might  determine  in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That  would  reduce  the  amount  of income  or  capital  gains available for distribution to shareholders.

         |X|  Taxation  of  Fund  Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable  year.
Those  distributions  will be taxable to  shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special  provisions of the Internal  Revenue Code govern the eligibility of the
Fund's  dividends  for the  dividends-received  deduction  for  corporate  shareholders.
Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify  for the  deduction  is limited to the
aggregate  amount  of  qualifying   dividends  that  the  Fund  derives  from  portfolio
investments  that the Fund has held for a minimum  period,  usually 46 days. A corporate shareholder  will not be eligible for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the extent the Fund's  dividends  are  derived  from gross income  from  option  premiums,  interest  income or  short-term  gains from the sale of securities or dividends  from foreign  corporations,  those  dividends  will not qualify for the deduction.

         The Fund may either retain or distribute to  shareholders  its net capital gain for each taxable year.  The Fund currently  intends to distribute  any such amounts.  If net  long  term  capital  gains  are  distributed  and  designated  as  a  capital  gain distribution,  it will be taxable to shareholders  as a long-term  capital gain and will be properly  identified in reports sent to  shareholders  in January of each year.  Such treatment  will apply no matter how long the  shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the  shareholder  acquired his or her shares.

         If the Fund elects to retain its net capital gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate.  If the Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result, each  shareholder  will be  required to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for  his/her  shares by an amount  equal to the deemed  distribution  less the tax credit.

         Investment  income that may be received by the Fund from sources within foreign countries  may be subject to foreign  taxes  withheld at the source.  The United  States has entered into tax treaties  with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions  by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will be treated as a return of capital to the extent of the shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S. federal income tax  consequences of distributions  made (or deemed made) during the  year.  If  prior  distributions  made by the  Fund  must be  re-characterized  as a non-taxable  return of capital  at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be identified as such in notices sent to shareholders.

         Distributions  by the  Fund  will be  treated  in the  manner  described  above regardless  of whether the  distributions  are paid in cash or  reinvested in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares  will be treated as  receiving a  distribution  in an amount equal  to  the  fair  market  value  of  the  shares  received,  determined  as  of  the reinvestment date.

         The Fund will be required in certain  cases to withhold  30% (29% for  payments after December 31, 2003) of ordinary income dividends,  capital gains  distributions and the proceeds of the  redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number
             -------
when  required,  (2) who is  subject  to backup  withholding  for  failure to report the receipt of  interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not  subject to backup  withholding  or is an "exempt recipient"  (such as a  corporation).  All  income and any tax  withheld  by the Fund is remitted  by the Fund to the U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

         |X| Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion  of  his/her  shares,  the  shareholder  will  recognize  a gain  or loss on the
       --
redeemed  shares  in an amount  equal to the  difference  between  the  proceeds  of the redeemed  shares  and the  shareholder's  adjusted  tax  basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss,  if the shares were held as a capital  asset.
It will be  long-term  capital  gain or loss if the  shares  were held for more than one year.  However,  any capital  loss arising  from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special holding period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

         |X| Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign person (to include,  but not limited to, a nonresident alien individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)
primarily  depends on whether the foreign  person's  income from the Fund is effectively connected  with the conduct of a U.S.  trade or  business.  Typically,  ordinary  income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary  income  dividends  that  are paid by the Fund  (and  are  deemed  not
"effectively  connected  income")  to foreign  persons  will be  subject  to a U.S.  tax withheld by the Fund at a rate of 30%,  provided the Fund  obtains a properly  completed and signed  Certificate  of Foreign  Status.  The tax rate may be reduced if the foreign person's  country of  residence  has a tax treaty with the U.S.  allowing  for a reduced tax  rate  on  ordinary  income  dividends  paid by the  Fund.  All  income  and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is  identified in reports mailed to shareholders in March of each year.

         If the ordinary income  dividends from the Fund are effectively  connected with
                                                         ---
the  conduct  of a U.S.  trade  or  business,  then  the  foreign  person  may  claim an exemption  from the U.S.  tax  described  above  provided  the Fund  obtains a  properly completed and signed Certificate of Foreign Status.

         If the  foreign  person  fails to provide a  certification  of his/her  foreign status,  the  Fund  will be  required  to  withhold  U.S.  tax at a rate of 30% (29% for
payments  after  December  31,  2003)  on  ordinary  income  dividends,   capital  gains
distributions  and the  proceeds  of the  redemption  of  shares,  paid  to any  foreign person.  All income and any tax withheld (in this  situation) by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports  mailed to  shareholders  in
January of each year.

         The tax  consequences to foreign  persons  entitled to claim the benefits of an
applicable  tax  treaty  may  be  different  from  those   described   herein.   Foreign
shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue
Service with respect to the  particular  tax  consequences  to them of an  investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment  will be made  without  sales charge at the net asset  value  per  share in  effect  at the close of  business  on the payable date of the dividend or  distribution.  To elect this  option,  the  shareholder must  notify the  Transfer  Agent in writing  and must have an  existing  account in the
fund  selected  for  reinvestment.   Otherwise  the  shareholder  first  must  obtain  a
prospectus  for that  fund and an  application  from the  Distributor  to  establish  an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The  Fund's  shares  are sold  through  dealers,  brokers  and  other financial  institutions that have a sales agreement with  OppenheimerFunds  Distributor,
Inc.,  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's   Distributor.   The
Distributor   also   distributes   shares  of  the  other   Oppenheimer   funds  and  is
sub-distributor for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services,  the  Fund's  Transfer  Agent,  is  a
division of the  Manager.  It is  responsible  for  maintaining  the Fund's  shareholder
registry  and   shareholder   accounting   records,   and  for  paying   dividends   and
distributions   to   shareholders.   It   also   handles   shareholder   servicing   and
administrative  functions.  It serves as the  Transfer  Agent for an annual per  account fee.  It also acts as  shareholder  servicing  agent for the  other  Oppenheimer  funds.
Shareholders  should direct  inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  JP  Morgan  Chase  Bank is the  custodian  of the  Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio securities  and  handling the delivery of such  securities  to and from the Fund.  It is the  practice of the Fund to deal with the  custodian  in a manner  uninfluenced  by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The
Fund's cash  balances  with the  custodian  in excess of $100,000  are not  protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors of the Fund.  They audit the Fund's  financial  statements  and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Global Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Global Fund, including the statement of investments, as of
 September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Global Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 October 21, 2002

STATEMENT OF INVESTMENTS  September 30, 2002

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Common Stocks--97.0%
---------------------------------------------------------
 Consumer Discretionary--19.3%
---------------------------------------------------------
 Auto Components--0.5%
 Valeo SA                   1,037,356   $   29,762,106
---------------------------------------------------------
 Automobiles--2.8%
 Porsche AG,
 Preferred                    298,820      121,082,760
---------------------------------------------------------
 Volkswagen AG              1,546,385       55,813,235
                                        -----------------
                                           176,895,995

---------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 International Game
 Technology(1)                636,800       44,028,352
---------------------------------------------------------
 Six Continents plc         4,451,998       41,517,188
                                        -----------------
                                            85,545,540

---------------------------------------------------------
 Household Durables--3.5%
 Koninklijke (Royal) Philips
 Electronics NV             1,317,200       19,136,295
---------------------------------------------------------
 Nintendo Co. Ltd.            614,687       71,597,352
---------------------------------------------------------
 Sharp Corp.                6,916,000       66,410,416
---------------------------------------------------------
 Sony Corp.                 1,199,000       50,327,665
---------------------------------------------------------
 Thomson
 Multimedia SA(1)           1,190,071       18,747,786
                                        -----------------
                                           226,219,514

---------------------------------------------------------
 Media--8.3%
 Grupo Televisa SA,
 Sponsored GDR(1)           1,687,590       43,016,669
---------------------------------------------------------
 JC Decaux SA(1)            2,030,482       22,916,804
---------------------------------------------------------
 Pearson plc                6,487,290       51,978,744
---------------------------------------------------------
 Reed Elsevier plc         17,430,233      149,799,939
---------------------------------------------------------
 Singapore Press
 Holdings Ltd.              7,282,785       77,855,688
---------------------------------------------------------
 Sirius Satellite
 Radio, Inc.(1)             3,502,500        3,502,500
---------------------------------------------------------
 Television
 Broadcasts Ltd.           19,376,486       59,623,014
---------------------------------------------------------
 Wolters Kluwer NV          3,565,375       64,482,980
---------------------------------------------------------
 XM Satellite Radio
 Holdings, Inc.(1,2)        4,606,300       17,964,570
---------------------------------------------------------
 Zee Telefilms Ltd.(1)                      36,316,627
                                        -----------------
                                           527,457,535

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Specialty Retail--2.9%
 Best Buy Co., Inc.(1)        922,627   $   20,583,809
---------------------------------------------------------
 Circuit City Stores, Inc./
 Circuit City Group         4,646,115       70,388,642
---------------------------------------------------------
 Gap, Inc. (The)            2,813,100       30,522,135
---------------------------------------------------------
 New Dixons
 Group plc                 12,716,824       34,497,374
---------------------------------------------------------
 RadioShack Corp.           1,319,000       26,459,140
                                        -----------------
                                           182,451,100

---------------------------------------------------------
 Consumer Staples--12.5%
---------------------------------------------------------
 Beverages--2.8%
 Companhia de Bebidas
 das Americas, ADR          2,294,900       24,601,328
---------------------------------------------------------
 Diageo plc                 5,921,430       73,472,003
---------------------------------------------------------
 Fomento Economico
 Mexicano SA
 de CV, UBD                11,742,100       39,716,180
---------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C           15,788,200       39,511,014
                                        -----------------
                                           177,300,525

---------------------------------------------------------
 Food & Drug Retailing--1.0%
 Boots Co. plc              4,141,868       34,423,856
---------------------------------------------------------
 Delhaize Group               845,500       13,720,678
---------------------------------------------------------
 Seven-Eleven Japan
 Co. Ltd.                     492,000       16,650,567
                                        -----------------
                                            64,795,101

---------------------------------------------------------
 Food Products--1.8%
 Cadbury
 Schweppes plc             13,676,101       91,404,906
---------------------------------------------------------
 Koninklijke
 Numico NV                  2,277,700       24,266,329
                                        -----------------
                                           115,671,235

---------------------------------------------------------
 Household Products--5.2%
 Hindustan
 Lever Ltd.                17,684,700       63,149,192
---------------------------------------------------------
 Reckitt
 Benckiser plc             14,177,123      267,539,328
                                        -----------------
                                           330,688,520

                          12 | OPPENHEIMER GLOBAL FUND

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Personal Products--1.7%
 Shiseido Co. Ltd.          2,966,000   $   35,400,017
---------------------------------------------------------
 Wella AG, Preference,
 Non-Vtg.                   1,649,156       73,180,753
                                        -----------------
                                           108,580,770

---------------------------------------------------------
 Energy--5.1%
---------------------------------------------------------
 Oil & Gas--5.1%
 BP plc, ADR                1,972,456       78,700,995
---------------------------------------------------------
 ChevronTexaco
 Corp.                        957,517       66,308,052
---------------------------------------------------------
 Encana Corp.               1,450,656       43,898,303
---------------------------------------------------------
 Husky Energy, Inc.         6,675,565       70,282,395
---------------------------------------------------------
 Royal Dutch Petroleum
 Co., NY Shares             1,600,223       64,280,958
                                        -----------------
                                           323,470,703

---------------------------------------------------------
 Financials--13.5%
---------------------------------------------------------
 Banks--7.3%
 Australia & New
 Zealand Banking
 Group Ltd.                13,407,829      128,594,623
---------------------------------------------------------
 Bank One Corp.             3,846,303      143,851,732
---------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR              6,931,250       41,518,187
---------------------------------------------------------
 Royal Bank of Scotland
 Group plc (The)            3,748,762       70,743,639
---------------------------------------------------------
 Wachovia Corp.             2,449,738       80,081,935
                                        -----------------
                                           464,790,116

---------------------------------------------------------
 Diversified Financials--3.6%
 American
 Express Co.                2,179,900       67,969,282
---------------------------------------------------------
 Citigroup, Inc.              832,633       24,687,568
---------------------------------------------------------
 Credit Saison
 Co. Ltd.                   2,696,000       59,239,362
---------------------------------------------------------
 Fannie Mae                   975,340       58,071,744
---------------------------------------------------------
 MBNA Corp.                   836,700       15,378,546
                                        -----------------
                                           225,346,502

---------------------------------------------------------
 Insurance--2.6%
---------------------------------------------------------
 ACE Ltd.                   2,016,571       59,710,667
---------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B(1)                29,620       73,013,300
---------------------------------------------------------
 Manulife
 Financial Corp.            1,529,239       32,277,722
                                        -----------------
                                           165,001,689

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Health Care--18.0%
---------------------------------------------------------
 Biotechnology--4.2%
 Affymetrix, Inc.(1)        1,042,600   $   21,686,080
---------------------------------------------------------
 Amgen, Inc.(1)             2,224,000       92,740,800
---------------------------------------------------------
 Gilead
 Sciences, Inc.(1)          2,494,400       83,637,232
---------------------------------------------------------
 Human Genome
 Sciences, Inc.(1)          1,750,300       21,108,618
---------------------------------------------------------
 IDEC Pharmaceuticals
 Corp.(1)                     200,700        8,333,064
---------------------------------------------------------
 Oxford
 GlycoSciences plc(1)       1,734,735        3,737,421
---------------------------------------------------------
 Protein Design
 Labs, Inc.(1)                209,000        1,734,700
---------------------------------------------------------
 Qiagen NV(1)                 801,478        3,699,110
---------------------------------------------------------
 Wyeth                        837,569       26,634,694
                                        -----------------
                                           263,311,719

---------------------------------------------------------
 Health Care Equipment & Supplies--1.7%
 Amersham plc               2,254,400       18,949,465
---------------------------------------------------------
 Applera Corp./
 Applied Biosystems
 Group                      2,031,800       37,181,940
---------------------------------------------------------
 Essilor
 International SA             724,200       29,373,430
---------------------------------------------------------
 Smith &
 Nephew plc                 3,278,650       19,799,060
---------------------------------------------------------
 Swiss
 Medical SA(1,2,3)            960,000        3,583,104
                                        -----------------
                                           108,886,999

---------------------------------------------------------
 Health Care Providers & Services--2.9%
 Fresenius AG,
 Preference(2)              1,732,127       39,081,789
---------------------------------------------------------
 Laboratory Corp.
 of America
 Holdings(1)                1,020,200       34,462,356
---------------------------------------------------------
 Oxford Health
 Plans, Inc.(1)               721,400       28,091,316
---------------------------------------------------------
 Quest
 Diagnostics, Inc.(1)       1,118,700       68,833,611
---------------------------------------------------------
 Quintiles
 Transnational Corp.       11,381,207       13,135,279
                                        -----------------
                                           183,604,351

                          13 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Pharmaceuticals--9.2%
 AstraZeneca plc              895,841   $   27,161,656
---------------------------------------------------------
 Eisai Co. Ltd.             1,790,000       41,316,741
---------------------------------------------------------
 Johnson & Johnson          1,436,955       77,710,526
---------------------------------------------------------
 Novartis AG                1,998,495       79,020,047
---------------------------------------------------------
 Pfizer, Inc.               2,136,590       62,003,842
---------------------------------------------------------
 Sanofi-Synthelabo
 SA                         4,612,307      260,053,469
---------------------------------------------------------
 Takeda Chemical
 Industries Ltd.              991,000       39,968,868
                                        -----------------
                                           587,235,149

---------------------------------------------------------
 Industrials--6.2%
---------------------------------------------------------
 Aerospace & Defense--3.7%
 Bombardier,
 Inc., Cl. B                6,423,500       17,656,323
---------------------------------------------------------
 Empresa Brasileira
 de Aeronautica
 SA (Embraer), ADR          3,814,300       50,730,190
---------------------------------------------------------
 Lockheed
 Martin Corp.                 642,900       41,576,343
---------------------------------------------------------
 Raytheon Co.               4,232,400      124,009,320
                                        -----------------
                                           233,972,176

---------------------------------------------------------
 Commercial Services & Supplies--2.5%
 Amadeus Global Travel
 Distribution SA            3,436,822       14,401,632
---------------------------------------------------------
 Rentokil Initial plc      21,077,713       69,028,236
---------------------------------------------------------
 Societe BIC SA             2,399,253       79,434,588
                                        -----------------
                                           162,864,456

---------------------------------------------------------
 Information Technology--15.1%
---------------------------------------------------------
 Communications Equipment--3.4%
 JDS Uniphase Corp.(1)     14,035,100       27,340,375
---------------------------------------------------------
 QUALCOMM, Inc.(1)          4,998,200      138,050,284
---------------------------------------------------------
 Scientific-
 Atlanta, Inc.              3,879,000       48,526,290
                                        -----------------
                                           213,916,949

---------------------------------------------------------
 Computers & Peripherals--0.6%
 International Business
 Machines Corp.               270,781       15,810,902
---------------------------------------------------------
 Toshiba Corp.(1)           6,844,500       20,914,687
                                        -----------------
                                            36,725,589

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Electronic Equipment & Instruments--1.0%
---------------------------------------------------------
 Keyence Corp.                121,400   $   20,382,914
---------------------------------------------------------
 Kudelski SA(1)               374,527        5,122,671
---------------------------------------------------------
 Kyocera Corp.                484,800       32,455,397
---------------------------------------------------------
 Tandberg ASA(1)              884,100        8,649,168
                                        -----------------
                                            66,610,150

---------------------------------------------------------
 IT Consulting & Services--0.6%
 Infosys
 Technologies Ltd.            516,572       36,328,847
---------------------------------------------------------
 Semiconductor Equipment & Products--1.5%
 Applied
 Materials, Inc.(1)           919,500       10,620,225
---------------------------------------------------------
 Broadcom
 Corp., Cl. A(1)            1,872,300       19,996,164
---------------------------------------------------------
 National
 Semiconductor
 Corp.(1)                   4,430,100       52,895,394
---------------------------------------------------------
 Novellus
 Systems, Inc.(1)             460,900        9,591,329
                                        -----------------
                                            93,103,112

---------------------------------------------------------
 Software--8.0%
 Cadence Design
 Systems, Inc.(1,2)        18,175,538      184,845,222
---------------------------------------------------------
 Electronic
 Arts, Inc.(1)              2,454,541      161,901,524
---------------------------------------------------------
 Sybase, Inc.(1)            4,697,255       54,582,103
---------------------------------------------------------
 Symantec Corp.(1)            952,900       32,046,027
---------------------------------------------------------
 Synopsys, Inc.(1)          1,573,213       60,018,076
---------------------------------------------------------
 Trend Micro, Inc.(1)         640,000       16,822,737
                                        -----------------
                                           510,215,689

---------------------------------------------------------
 Materials--2.0%
---------------------------------------------------------
 Chemicals--1.1%
 International Flavors
 & Fragrances, Inc.         2,127,025       67,745,746
---------------------------------------------------------
 Construction Materials--0.9%
 Hanson plc                12,251,226       60,881,440
---------------------------------------------------------
 Telecommunication Services--4.3%
---------------------------------------------------------
 Diversified Telecommunication Services--1.1%
 BT Group plc              16,032,920       41,475,994
---------------------------------------------------------
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference             5,521,720,560       30,047,775
                                        -----------------
                                            71,523,769

                          14 | OPPENHEIMER GLOBAL FUND

                                          Market Value
                               Shares       See Note 1
---------------------------------------------------------
 Wireless Telecommunication Services--3.2%
 AT&T Corp.                 2,418,200   $   29,042,582
---------------------------------------------------------
 KDDI Corp.                    33,526      104,648,267
---------------------------------------------------------
 SK Telecom
 Co. Ltd.                     180,150       34,775,443
---------------------------------------------------------
 SK Telecom
 Co. Ltd., ADR              1,497,000       31,781,310
                                        -----------------
                                           200,247,602

---------------------------------------------------------
 Utilities--1.0%
---------------------------------------------------------
 Gas Utilities--0.7%
 Hong Kong &
 China Gas Co. Ltd.        32,776,700       43,914,626
---------------------------------------------------------
 Multi-Utilities--0.3%
 Suez SA                    1,407,270       22,141,614
                                        -----------------
 Total Common Stocks
 (Cost $7,130,804,637)                   6,167,206,934

                            Principal
                               Amount
---------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.0%

 Telewest Communications plc,
 11% Sr. Disc. Debs., 10/1/07(4)
 (Cost $7,759,709)       $  9,620,000       1,683,500

                            Principal     Market Value
                               Amount       See Note 1
---------------------------------------------------------
 Short-Term Notes--0.7%

 Wyeth:
 2%, 10/9/02             $ 30,000,000   $   29,987,467
 2%, 10/11/02              15,000,000       14,992,000
                                        -----------------
 Total Short-Term Notes
 (Cost $44,979,467)                         44,979,467

---------------------------------------------------------
 Joint Repurchase Agreements--2.5%

 Undivided interest of 17.22% in joint repurchase
 agreement with PaineWebber, Inc., 1.90%, dated
 9/30/02, to be repurchased at $154,977,179 on
 10/1/02, collateralized by Federal National
 Mortgage Assn., 7%, 5/1/32--7/1/32, with a
 value of $918,866,253 (Cost $154,969,000)
                          154,969,000      154,969,000
---------------------------------------------------------
 Total Investments, at Value
 (Cost $7,338,512,813)100.2%             6,368,838,901
---------------------------------------------------------
 Liabilities in
 Excess of Other Assets          (0.2)     (10,760,638)
                                -------------------------
 Net Assets                     100.0%  $6,358,078,263
                                =========================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2002. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2002 amounts to $245,474,685. Transactions during the period in which the issuer was an affiliate are as follows:

                               Shares                                       Shares
                        September 30,         Gross          Gross   September 30,
Unrealized        Dividend        Realized
                                 2001     Additions     Reductions            2002
Depreciation          Income            Gain
------------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Cadence Design
Systems, Inc.              16,869,040     1,306,498             --      18,175,538
$170,013,833      $       --    $         --
Fresenius AG, Preference    1,590,864       141,263             --       1,732,127
130,873,236       1,446,327              --
Porsche AG, Preferred *       603,913         1,060        306,153
298,820                --       1,251,706     112,063,949
Swiss Medical SA              480,000       480,000             --         960,000
26,806,896              --              --
XM Satellite Radio
Holdings, Inc.                     --     4,606,300             --       4,606,300
34,417,015              --              --

--------------------------

$2,698,033    $112,063,949

==========================

  *No longer an affiliate as of September 30, 2002.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to
Financial Statements.
4. Issuer is in default.

                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
 Footnotes to Statement of Investments Continued

 Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographic Diversification                      Market Value            Percent
--------------------------------------------------------------------------------
 United States                                  $2,598,651,738            40.8%
 Great Britain                                   1,136,794,744            17.9
 Japan                                             576,134,990             9.1
 France                                            462,429,797             7.3
 Germany                                           289,158,537             4.5
 India                                             177,312,853             2.8
 The Netherlands                                   175,865,672             2.8
 Canada                                            164,114,743             2.6
 Australia                                         128,594,623             2.0
 Mexico                                            122,243,863             1.9
 Brazil                                            105,379,293             1.7
 Hong Kong                                         103,537,640             1.6
 Switzerland                                        84,142,718             1.3
 Singapore                                          77,855,688             1.2
 Korea, Republic of South                           66,556,753             1.0
 Bermuda                                            59,710,667             0.9
 Spain                                              14,401,632             0.2
 Belgium                                            13,720,678             0.2
 Norway                                              8,649,168             0.1
 Argentina                                           3,583,104             0.1
--------------------------------------------------------------------------------
 Total                                          $6,368,838,901           100.0%
================================================================================

See accompanying Notes to Financial Statements.

                          16 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002

--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,730,927,149)                 $6,123,364,216
                                                              --------------
 Affiliated companies (cost $607,585,664)                        245,474,685
--------------------------------------------------------------------------------
                                                               6,368,838,901
--------------------------------------------------------------------------------
 Cash                                                              2,728,464
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                 5,085
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                           13,397,466
 Shares of beneficial interest sold                               11,402,798
 Other                                                                42,827
                                                              --------------
 Total assets                                                  6,396,415,541

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                           15,984,253
 Investments purchased                                            13,561,676
 Distribution and service plan fees                                4,083,251
 Transfer and shareholder servicing agent fees                     2,189,703
 Trustees' compensation                                            1,294,905
 Shareholder reports                                               1,018,982
 Other                                                               204,508
                                                              --------------
 Total liabilities                                                38,337,278

--------------------------------------------------------------------------------
 Net Assets                                                   $6,358,078,263
                                                              ==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $7,968,197,384
--------------------------------------------------------------------------------
 Accumulated net investment loss                                 (11,620,526)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                          (629,096,228)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies    (969,402,367)
                                                              --------------
 Net Assets                                                   $6,358,078,263
                                                              ==============

                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $4,559,329,873 and 129,334,715 shares of beneficial interest outstanding)
$35.25
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$37.40
--------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,119,359,528 and 33,615,609 shares of beneficial interest outstanding)
$33.30
--------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $463,949,147 and 13,716,512 shares of beneficial interest outstanding)
$33.82
--------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,077,089 and 1,454,095 shares of beneficial interest outstanding)
$35.13
--------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $164,362,626 and 4,645,293 shares of beneficial interest outstanding)
$35.38

 See accompanying Notes to Financial Statements.

                          18 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002

--------------------------------------------------------------------------------

 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $8,311,285)              $
99,554,781
 Affiliated companies (net of foreign withholding taxes of $394,312)
2,698,033
-------------------------------------------------------------------------------------------------------

 Interest
7,529,115

----------------
 Total investment income
109,781,929

-------------------------------------------------------------------------------------------------------
 Expenses

 Management fees
51,944,297
-------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
13,002,543
 Class B
14,571,656
 Class C
5,210,426
 Class
N
168,064
-------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
14,272,688
 Class B
3,823,862
 Class C
1,315,375
 Class
N
70,648
 Class
Y
780,728
-------------------------------------------------------------------------------------------------------
 Shareholder reports
2,893,252
-------------------------------------------------------------------------------------------------------
 Custodian fees and expenses
2,026,608
-------------------------------------------------------------------------------------------------------
 Trustees'
compensation                                                                     468,229
-------------------------------------------------------------------------------------------------------

Other
332,780

-----------------
 Total expenses
110,881,156
 Less reduction to custodian
expenses                                                        (5,327)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class
Y         (186,910)

-----------------
 Net expenses
110,688,919

-------------------------------------------------------------------------------------------------------
 Net Investment
Loss                                                                       (906,990)

-------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies
(503,624,792)
   Affiliated companies
112,063,949
 Foreign currency transactions
(56,564,209)

-----------------
 Net realized loss
(448,125,052)

-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments
(686,856,684)
 Translation of assets and liabilities denominated in foreign currencies
183,072,319

-----------------
 Net change
(503,784,365)
 Net realized and unrealized loss
(951,909,417)

-------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(952,816,407)

=================

 See accompanying Notes to Financial Statements.

                          19 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,
2002                   2001
---------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                             $     (906,990)       $
18,161,660
---------------------------------------------------------------------------------------------------
 Net realized loss                                          (448,125,052)
(185,613,512)
---------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                      (503,784,365)
(2,368,896,124)

-----------------------------------------
 Net decrease in net assets resulting from operations       (952,816,407)
(2,536,347,976)

---------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Distributions from net realized  gain:
 Class A                                                              --
(1,122,608,597)
 Class B                                                              --
(355,876,868)
 Class C                                                              --
(78,333,327)
 Class N
--                     --
 Class Y                                                              --
(36,265,589)

---------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                     357,374,689
1,564,648,425
 Class B                                                    (106,729,380)
330,994,853
 Class C                                                     126,876,337
238,103,480
 Class N                                                      56,432,365
6,787,490
 Class Y                                                      24,729,253
58,677,193

---------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                             (494,133,143)
(1,930,220,916)
---------------------------------------------------------------------------------------------------
 Beginning of period                                       6,852,211,406
8,782,432,322

-----------------------------------------
 End of period [including accumulated net investment
 losses of $11,620,526 and $12,135,474, respectively]     $6,358,078,263
$6,852,211,406

=========================================

 See accompanying Notes to Financial Statements.

                          20 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

 Class A   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 40.04           $ 67.48         $
49.50          $ 38.34          $ 49.32
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .20
..26              .17             1.08
 Net realized and unrealized gain (loss)         (4.86)           (15.68)
22.20            14.37            (5.49)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.79)           (15.48)
22.46            14.54            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.32)            (.39)            (.83)
 Dividends in excess of net investment income       --                --
(.04)              --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.48)           (3.38)           (6.57)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $ 35.25            $40.04
$67.48           $49.50           $38.34

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (11.96)%          (27.10)%
47.13%           40.05%           (9.85)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $4,559,330        $4,876,120
$6,225,967       $3,780,168       $2,904,763
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $5,552,582        $5,851,970
$5,555,437       $3,475,038       $3,381,204
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            0.18%             0.42%
0.41%            0.37%            0.96%
 Expenses                                         1.23%             1.12%
1.08%            1.16%            1.14%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          21 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.11           $ 65.26         $
48.05          $ 37.32          $ 48.19
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.32)             (.06)
(.19)            (.16)             .69
 Net realized and unrealized gain (loss)         (4.49)           (15.13)
21.52            13.99            (5.31)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.81)           (15.19)
21.33            13.83            (4.62)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
--             (.11)            (.51)
 Dividends in excess of net investment income       --                --
--               --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                      --            (11.96)
(4.12)           (3.10)           (6.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.30            $38.11
$65.26           $48.05           $37.32

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(1)            (12.62)%          (27.68)%
46.01%           38.99%          (10.56)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,119,360        $1,386,315
$1,948,901       $1,250,245         $897,473
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,456,440        $1,731,624
$1,779,871       $1,121,639         $965,647
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                    (0.60)%           (0.35)%
(0.38)%          (0.40)%           0.20%
 Expenses                                         2.00%             1.89%
1.85%            1.94%            1.91%(3)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          22 | OPPENHEIMER GLOBAL FUND

 Class C   Year Ended September 30,               2002              2001
2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 38.71           $ 66.09         $
48.63          $ 37.79          $ 48.77
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.12)              .07
..06             (.08)             .75
 Net realized and unrealized gain (loss)         (4.77)           (15.49)
21.54            14.07            (5.42)

-------------------------------------------------------------------------------------
 Total from investment operations                (4.89)           (15.42)
21.60            13.99            (4.67)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
(.02)            (.16)            (.57)
 Dividends in excess of net investment income       --                --
--(1)            --               --
 Distributions from net realized gain               --            (11.96)
(4.12)           (2.99)           (5.74)

-------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --            (11.96)
(4.14)           (3.15)           (6.31)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $33.82            $38.71
$66.09           $48.63           $37.79

=====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.63)%          (27.67)%
46.01%           38.97%          (10.53)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $463,949          $418,525
$404,312         $152,620          $90,707
------------------------------------------------------------------------------------------------------------------------------------

 Average net assets (in thousands)            $521,168          $448,751
$287,843         $125,334          $79,398
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                    (0.56)%           (0.33)%
(0.29)%          (0.38)%           0.23%
 Expenses                                         1.99%             1.89%
1.85%            1.94%            1.91%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%
62%              68%              65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                          23 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended September 30,               2002              2001(1)
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $39.98            $50.13
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .07               .01
 Net realized and unrealized loss                (4.92)           (10.16)
                                                --------------------------------
 Total from investment operations                (4.85)           (10.15)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --                --
 Dividends in excess of net investment income       --                --
 Distributions from net realized gain               --                --
                                                --------------------------------
 Total dividends and/or distributions to shareholders
--------------------------------------------------------------------------------
 Net asset value, end of period                 $35.13            $39.98
                                                ================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)            (12.13)%          (20.25)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $51,077            $5,971
--------------------------------------------------------------------------------
 Average net assets (in thousands)             $33,737            $1,717
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                            0.14%             0.13%
 Expenses                                         1.45%             1.41%
--------------------------------------------------------------------------------
 Portfolio turnover rate                            27%               36%

1. For the period from March 1, 2001 (inception of offering) to September
30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          24 | OPPENHEIMER GLOBAL FUND

 Class Y   Year Ended September 30,                        2002
2001               2000              1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 40.11            $
67.53            $ 49.54           $ 42.38
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .12
..22                .64               .63
 Net realized and unrealized gain (loss)                  (4.85)
(15.68)             22.03             10.00

----------------------------------------------------------------------------
 Total from investment operations                         (4.73)
(15.46)             22.67             10.63
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --
--               (.50)             (.48)
 Dividends in excess of net investment income                --
--               (.06)               --
 Distributions from net realized gain                        --
(11.96)             (4.12)            (2.99)

----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                               --
(11.96)             (4.68)            (3.47)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $ 35.38
$40.11             $67.53            $49.54

============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value(2)                     (11.79)%
(27.04)%            47.63%            27.11%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $164,363
$165,281           $203,252           $36,593
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $191,788
$194,016           $136,515           $16,838
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                     0.37%
0.54%              0.90%             1.07%
 Expenses                                                  1.15%
1.06%              0.82%             0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees            1.05%
1.00%              0.82%             0.78%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     27%
36%                62%               68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                          25 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2002, securities with an aggregate market value of $1,683,500, representing 0.03% of the Fund's net assets, were in default.

                           26 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
 Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              -----------------------
                              2004       $    353,985
                              2010        156,747,145
                                         ------------
                              Total      $157,101,130(1)
                                         ============
 1. Includes $353,985 from capital loss carryforward acquired in the June 19,
 1997 merger with Oppenheimer Global Emerging Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.

 As of September 30, 2002, the Fund had approximately $466,896,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $1,129,000 of post-October foreign currency losses which were deferred.

                          27 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 September 30, 2002, the Fund's projected benefit obligations were increased by
 $179,896 and payments of $19,493 were made to retired trustees, resulting in an accumulated liability of $1,227,651 as of September 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $6,362,473, a decrease in overdistributed net investment income of $1,421,938, and a decrease in accumulated net realized loss on investments of $4,940,535. Net assets of the Fund were unaffected by the reclassifications.

                          28 | OPPENHEIMER GLOBAL FUND

 The tax character of distributions paid during the years ended September 30,
 2002 and September 30, 2001 was as follows:
                                           Year Ended               Year Ended
                                   September 30, 2002       September 30, 2001
                                   -------------------------------------------
                 Distributions paid from:
                 Ordinary income                 $ --           $  255,296,596
                 Long-term capital gain            --            1,337,787,785
                 Return of capital                 --                       --
                                                 ------------------------------
                 Total                           $ --           $1,593,084,381
                                                 ==============================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:
                 Accumulated net investment loss   $   (11,620,526)
                 Accumulated net realized loss        (629,096,228)
                 Net unrealized depreciation          (969,402,367)
                                                   ---------------
                 Total                             $(1,610,119,121)
                                                   ===============

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          29 | OPPENHEIMER GLOBAL FUND

NOTES TO financial statements  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended September 30, 2002    Year Ended September 30,
2001(1)
                                Shares             Amount           Shares
Amount
---------------------------------------------------------------------------------------------
 Class A

 Sold                       35,174,289    $ 1,541,931,335       47,128,811    $
2,381,817,622
 Dividends and/or
 distributions reinvested           --                 --       20,052,922
1,048,767,808
 Redeemed                  (27,633,673)    (1,184,556,646)     (37,646,130)
(1,865,937,005)

-------------------------------------------------------------------
 Net increase                7,540,616    $   357,374,689       29,535,603    $
1,564,648,425

===================================================================

---------------------------------------------------------------------------------------------
 Class B
  Sold                       7,994,046    $   333,395,941       10,085,318    $
490,716,770
 Dividends and/or
 distributions reinvested           --                 --        6,522,425
326,903,986
 Redeemed                  (10,753,879)      (440,125,321)     (10,096,988)
(486,625,903)

-------------------------------------------------------------------
 Net increase (decrease)    (2,759,833)   $  (106,729,380)       6,510,755    $
330,994,853

===================================================================

---------------------------------------------------------------------------------------------
 Class C
 Sold                        5,659,350    $   239,411,312        7,495,513    $
368,696,789
 Dividends and/or
 distributions reinvested           --                 --        1,334,263
67,921,429
 Redeemed                   (2,755,399)      (112,534,975)      (4,134,940)
(198,514,738)

-------------------------------------------------------------------
 Net increase                2,903,951    $   126,876,337        4,694,836    $
238,103,480

===================================================================

---------------------------------------------------------------------------------------------
 Class N
 Sold                        1,554,356    $    66,740,283          154,405    $
6,997,793
 Dividends and/or
 distributions reinvested           --                 --
--                 --
 Redeemed                     (249,598)       (10,307,918)          (5,068)
(210,303)

-------------------------------------------------------------------
 Net increase                1,304,758    $    56,432,365          149,337    $
6,787,490

===================================================================

---------------------------------------------------------------------------------------------
 Class Y
 Sold                        2,457,976    $   109,088,807        2,548,784    $
128,496,279
 Dividends and/or
 distributions reinvested           --                 --          692,969
36,263,077
 Redeemed                   (1,933,304)       (84,359,554)      (2,130,929)
(106,082,163)

-------------------------------------------------------------------
 Net increase                  524,672    $    24,729,253        1,110,824    $
58,677,193

===================================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30,
 2001, for Class N shares.

                          30 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were
 $2,684,032,117 and $1,979,901,658, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,351,975,171 was composed of:
            Gross unrealized appreciation      $   676,307,815
            Gross unrealized depreciation       (1,659,444,085)
                                               ---------------
            Net unrealized depreciation        $  (983,136,270)
                                               ===============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63%
 of the next $4 billion and 0.61% of average annual net asset in excess of $10 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate        Class A     Concessions     Concessions
Concessions     Concessions
                     Front-End      Front-End      on Class A      on Class B      on
Class C      on Class N
                 Sales Charges  Sales Charges          Shares          Shares
Shares          Shares
                    on Class A    Retained by     Advanced by     Advanced by
Advanced by     Advanced by
 Year Ended             Shares    Distributor   Distributor(1)  Distributor(1)
Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------------------------

 September 30, 2002 $7,810,251     $1,949,291      $1,391,769      $10,805,138
$2,115,956        $540,167

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                       Class A        Class B          Class C         Class N
                    Contingent     Contingent       Contingent      Contingent
                      Deferred       Deferred         Deferred        Deferred
                 Sales Charges  Sales Charges    Sales Charges   Sales Charges
                   Retained by    Retained by      Retained by     Retained by
 Year Ended        Distributor    Distributor      Distributor     Distributor
--------------------------------------------------------------------------------
 September 30, 2002   $106,424     $2,976,794         $136,833         $66,005

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $13,002,543, all of which were paid by the
Distributor to recipients, and included $628,648 paid to an affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended September 30, 2002, were as follows:

Distributor's
                                                           Distributor's
Aggregate
                                                               Aggregate
Unreimbursed
                                                            Unreimbursed         Expenses
as %
                Total Payments     Amount Retained              Expenses         of Net
Assets
                    Under Plan      by Distributor            Under Plan              of
Class
----------------------------------------------------------------------------------------------

 Class B Plan      $14,571,656         $11,670,626           $25,717,275
2.30%
 Class C Plan        5,210,426           1,925,951             7,740,824
1.67
 Class N Plan          168,064             165,199               838,825
1.64

                          32 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities as a receivable or payable and in the Statement of
Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2002, the Fund had outstanding foreign currency contracts as follows:

                                         Contract
                           Expiration      Amount      Valuation as of        Unrealized
 Contract Description            Date      (000s)   September 30, 2002      Appreciation
----------------------------------------------------------------------------------------

 Contracts to Purchase
 Norwegian Krone (NOK)        10/1/02       3,609NOK          $487,002            $5,085

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of September 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2002 was $3,583,104, which represents 0.06% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                            Acquisition
Valuation as of        Unrealized
 Security                                         Dates             Cost      September
30, 2002      Depreciation
------------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Swiss Medical SA                        5/16/94-7/10/02     $30,390,000
$3,583,104       $26,806,896

                                       33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------

 7. Bank Borrowings

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at September
 30, 2002.

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Common Stocks--99.1%
-----------------------------------------------------------------------
 Consumer Discretionary--16.3%
-----------------------------------------------------------------------
 Automobiles--2.3%
 Porsche AG,
 Preferred                                 312,388   $       87,401,065
-----------------------------------------------------------------------
 Volkswagen AG 1                         1,546,385           49,272,528
                                                     ------------------
                                                            136,673,593

-----------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.9%
 International Game
 Technology 1                              636,800           52,153,920
-----------------------------------------------------------------------
 Household Durables--2.7%
 Koninklijke (Royal)
 Philips Electronics
 NV                                      1,317,200           20,683,159
-----------------------------------------------------------------------
 Nintendo Co. Ltd.                         343,987           27,848,501
-----------------------------------------------------------------------
 Sharp Corp.                             6,916,000           68,238,489
-----------------------------------------------------------------------
 Sony Corp.                              1,199,000           42,467,532
                                                     ------------------
                                                            159,237,681

-----------------------------------------------------------------------
 Media--8.2%
 Grupo Televisa SA,
 Sponsored GDR 1                         1,687,590           42,442,889
-----------------------------------------------------------------------
 JC Decaux SA 1                          2,030,482           19,276,259
-----------------------------------------------------------------------
 Pearson plc                             5,759,612           43,744,388
-----------------------------------------------------------------------
 Reed Elsevier plc 1                     8,232,599           58,818,117
-----------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                           7,282,785           73,440,542
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                         3,502,500            2,556,825
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2,3                      99,350,110           65,273,022
-----------------------------------------------------------------------
 Television
 Broadcasts Ltd. 1                      19,376,486           59,375,727
-----------------------------------------------------------------------
 Wolters Kluwer
 NV 1                                    8,697,863           97,758,414
-----------------------------------------------------------------------
 Zee Telefilms Ltd.                     19,807,207           26,084,080
                                                     ------------------
                                                            488,770,263

 Specialty Retail--2.2%
 Circuit City Stores,
 Inc./Circuit City
 Group                                   8,550,415           44,462,158
-----------------------------------------------------------------------
 Gap, Inc. (The)                         2,813,100           40,761,819
-----------------------------------------------------------------------
 New Dixons Group
 plc                                    12,750,954           17,232,350

-----------------------------------------------------------------------
 Specialty Retail Continued
 RadioShack Corp.                        1,319,000   $       29,400,510
                                                     ------------------
                                                            131,856,837

-----------------------------------------------------------------------
 Consumer Staples--9.8%
-----------------------------------------------------------------------
 Beverages--2.8%
 Companhia de
 Bebidas das
 Americas, ADR                           2,294,900           38,095,340
-----------------------------------------------------------------------
 Diageo plc                              5,921,430           60,744,507
-----------------------------------------------------------------------
 Fomento Economico
 Mexicano SA de
 CV, UBD 1                              11,742,100           38,999,111
-----------------------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C 1                      15,788,200           31,915,272
                                                     ------------------
                                                            169,754,230

-----------------------------------------------------------------------
 Food & Drug Retailing--0.8%
 Boots Group plc                         4,169,128           34,959,590
-----------------------------------------------------------------------
 Seven-Eleven
 Japan Co. Ltd.                            492,000           12,986,676
                                                     ------------------
                                                             47,946,266

-----------------------------------------------------------------------
 Food Products--1.3%
 Cadbury
 Schweppes plc 1                        14,562,021           77,108,487
-----------------------------------------------------------------------
 Household Products--3.1%
 Hindustan
 Lever Ltd. 1                           17,684,700           55,129,611
-----------------------------------------------------------------------
 Reckitt
 Benckiser plc                           7,758,126          127,166,086
                                                     ------------------
                                                            182,295,697

-----------------------------------------------------------------------
 Personal Products--1.8%
 Shiseido Co. Ltd.                       2,966,000           29,064,699
-----------------------------------------------------------------------
 Wella AG,
 Preference,
 Non-Vtg. 1                              1,106,662           78,348,412
                                                     ------------------
                                                            107,413,111

-----------------------------------------------------------------------
 Energy--6.4%
-----------------------------------------------------------------------
 Oil & Gas--6.4%
 BP plc, ADR                             1,972,456           76,117,077
-----------------------------------------------------------------------
 Burlington
 Resources, Inc.                           100,000            4,771,000
-----------------------------------------------------------------------
 ChevronTexaco
 Corp.                                     957,517           61,903,474

8  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1

-----------------------------------------------------------------------
 Oil & Gas Continued
 Encana Corp.                            1,450,656   $       47,091,216
-----------------------------------------------------------------------
 ENI SpA 1                               2,187,400           29,215,545
-----------------------------------------------------------------------
 Husky Energy, Inc.                      6,675,565           76,832,874
-----------------------------------------------------------------------
 Royal Dutch
 Petroleum Co.,
 NY Shares 1                             1,600,223           65,209,087
-----------------------------------------------------------------------
 TotalFinaElf SA,
 B Shares 1                                165,610           20,962,781
                                                     ------------------
                                                            382,103,054

-----------------------------------------------------------------------
 Financials--16.3%
-----------------------------------------------------------------------
 Banks--9.0%
 ABN Amro
 Holding NV 1                            5,806,068           84,896,791
-----------------------------------------------------------------------
 Australia & New
 Zealand Banking
 Group Ltd.                              6,247,629           67,693,679
-----------------------------------------------------------------------
 Bank One Corp.                          3,846,303          133,159,010
-----------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                               3,748,762           84,438,100
-----------------------------------------------------------------------
 Societe Generale,
 Cl. A 1                                 1,642,139           84,792,807
-----------------------------------------------------------------------
 Wachovia Corp.                          2,449,738           83,462,574
                                                     ------------------
                                                            538,442,961

-----------------------------------------------------------------------
 Diversified Financials--4.6%
 American
 Express Co.                             2,179,900           72,438,077
-----------------------------------------------------------------------
 Citigroup, Inc.                           832,633           28,684,207
-----------------------------------------------------------------------
 Credit Saison
 Co. Ltd.                                2,696,000           46,494,518
-----------------------------------------------------------------------
 Fannie Mae                                975,340           63,738,469
-----------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                         6,931,250           43,666,875
-----------------------------------------------------------------------
 MBNA Corp.                              1,092,400           16,440,620
                                                     ------------------
                                                            271,462,766

-----------------------------------------------------------------------
 Insurance--2.7%
 ACE Ltd.                                2,016,571           58,379,731
-----------------------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B 1                              29,620           63,297,940
-----------------------------------------------------------------------
 Manulife Financial
 Corp.                                   1,529,239           36,542,881
                                                     ------------------
                                                            158,220,552

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Health Care--17.2%
-----------------------------------------------------------------------
 Biotechnology--4.1%
 Affymetrix, Inc. 1                      1,350,400   $       35,110,400
-----------------------------------------------------------------------
 Amgen, Inc. 1                           1,474,800           84,874,740
-----------------------------------------------------------------------
 Gilead
 Sciences, Inc. 1                        1,787,900           75,073,921
-----------------------------------------------------------------------
 IDEC
 Pharmaceuticals
 Corp. 1                                   773,400           26,619,655
-----------------------------------------------------------------------
 Oxford
 GlycoSciences plc 1                     1,410,276            4,241,743
-----------------------------------------------------------------------
 Qiagen NV 1,4                           3,416,458           19,758,607
                                                     ------------------
                                                            245,679,066

-----------------------------------------------------------------------
 Health Care Equipment & Supplies--2.1%
 Amersham plc                            3,695,160           24,005,502
-----------------------------------------------------------------------
 Applera Corp./
 Applied Biosystems
 Group                                   2,031,800           32,163,394
-----------------------------------------------------------------------
 Essilor
 International SA 1                        725,140           28,161,398
-----------------------------------------------------------------------
 Smith &
 Nephew plc                              5,491,360           33,591,283
-----------------------------------------------------------------------
 Swiss
 Medical SA 1,2,3                          960,000            4,495,392
                                                     ------------------
                                                            122,416,969

-----------------------------------------------------------------------
 Health Care Providers & Services--2.7%
 Fresenius AG,
 Preference 1,2                          1,732,127           77,928,699
-----------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                             431,100           13,088,196
-----------------------------------------------------------------------
 Quest Diagnostics,
 Inc. 1                                  1,118,700           66,775,203
                                                     ------------------
                                                            157,792,098

-----------------------------------------------------------------------
 Pharmaceuticals--8.3%
 Aventis SA 1                            1,116,714           49,022,602
-----------------------------------------------------------------------
 Eisai Co. Ltd.                          1,790,000           32,983,218
-----------------------------------------------------------------------
 Johnson &
 Johnson                                 1,436,955           83,156,586
-----------------------------------------------------------------------
 Novartis AG                             1,998,495           74,012,856
-----------------------------------------------------------------------
 Pfizer, Inc.                            2,136,590           66,576,144
-----------------------------------------------------------------------
 Sanofi-Synthelabo
 SA 1                                    2,467,626          124,159,176
-----------------------------------------------------------------------
 Shionogi &
 Co. Ltd.                                1,995,000           27,019,481

9  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Pharmaceuticals Continued
 Takeda Chemical
 Industries Ltd.                           991,000   $       37,022,516
                                                     ------------------
                                                            493,952,579

-----------------------------------------------------------------------
 Industrials--5.6%
-----------------------------------------------------------------------
 Aerospace & Defense--3.6%
 Bombardier, Inc.,
 Cl. B                                   6,423,500           13,537,408
-----------------------------------------------------------------------
 Empresa Brasileira
 de Aeronautica SA
 (Embraer), ADR                          3,814,300           44,207,737
-----------------------------------------------------------------------
 Lockheed Martin
 Corp.                                     904,200           42,994,710
-----------------------------------------------------------------------
 Northrop Grumman
 Corp.                                     515,300           44,212,740
-----------------------------------------------------------------------
 Raytheon Co.                            2,376,400           67,418,468
                                                     ------------------
                                                            212,371,063

-----------------------------------------------------------------------
 Commercial Services & Supplies--1.8%
 Amadeus Global
 Travel Distribution
 SA 1                                    3,436,822           15,788,595
-----------------------------------------------------------------------
 Rentokil Initial plc 1                 21,077,713           57,887,397
-----------------------------------------------------------------------
 Societe BIC SA 1                          998,687           32,311,599
                                                     ------------------
                                                            105,987,591

-----------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International
 Ltd.                                    1,199,200           15,421,712
-----------------------------------------------------------------------
 Information Technology--19.7%
-----------------------------------------------------------------------
 Communications Equipment--6.6%
 JDS Uniphase
 Corp. 1                                24,567,400           70,017,090
-----------------------------------------------------------------------
 QUALCOMM, Inc.                          4,998,200          180,235,092
 Scientific-Atlanta,
 Inc.                                    3,879,000           53,297,460
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                            144,384,100           90,251,237
                                                     ------------------
                                                            393,800,879

-----------------------------------------------------------------------
 Computers & Peripherals--0.5%
 International Business
 Machines Corp.                            270,781           21,237,354
-----------------------------------------------------------------------
 Toshiba Corp.                           3,236,500            8,542,962
                                                     ------------------
                                                             29,780,316

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Electronic Equipment & Instruments--0.8%
 Keyence Corp.                             133,540   $       20,653,766
-----------------------------------------------------------------------
 Tandberg ASA 1,2                       10,538,350           26,575,690
                                                     ------------------
                                                             47,229,456

-----------------------------------------------------------------------
 IT Consulting & Services--1.2%
 Infosys Technologies
 Ltd.                                      803,772           68,425,622
-----------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Broadcom Corp.,
 Cl. A 1                                 1,872,300           23,122,905
-----------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                                 4,430,100           75,488,904
                                                     ------------------
                                                             98,611,809

-----------------------------------------------------------------------
 Software--8.9%
 Amdocs Ltd. 1                           2,924,700           38,840,016
-----------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1,2                      18,175,538          181,755,380
-----------------------------------------------------------------------
 Electronic Arts,
 Inc. 1                                  1,012,389           59,366,491
-----------------------------------------------------------------------
 Microsoft Corp.                         4,775,400          115,612,434
-----------------------------------------------------------------------
 Sybase, Inc. 1                          3,692,355           47,815,997
-----------------------------------------------------------------------
 Symantec Corp. 1                          265,800           10,414,044
-----------------------------------------------------------------------
 Synopsys, Inc. 1                        1,573,213           66,955,945
-----------------------------------------------------------------------
 Trend Micro, Inc. 1                       640,000            8,986,339
                                                     ------------------
                                                            529,746,646

-----------------------------------------------------------------------
 Materials--1.1%
-----------------------------------------------------------------------
 Chemicals--1.1%
 International
 Flavors &
 Fragrances, Inc.                        2,127,025           66,129,207
-----------------------------------------------------------------------
 Telecommunication Services--6.0%
-----------------------------------------------------------------------
 Diversified Telecommunication Services--0.8%
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference                          5,521,720,560           45,848,819
-----------------------------------------------------------------------
 Wireless Telecommunication Services--5.2%
 KDDI Corp.                                 48,730          143,831,169
-----------------------------------------------------------------------
 SK Telecom Co. Ltd.                       180,150           21,972,139
-----------------------------------------------------------------------
 SK Telecom Co.
 Ltd., ADR                               1,497,000           20,389,140

10  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Vodafone
 Group plc                              68,421,764   $      122,210,474
                                                     ------------------
                                                            308,402,922

-----------------------------------------------------------------------
 Utilities--0.7%
-----------------------------------------------------------------------
 Gas Utilities--0.7%
 Hong Kong & China
 Gas Co. Ltd.                           32,776,700           40,343,398
                                                     ------------------
 Total Common Stocks
 (Cost $6,811,320,664)                                    5,885,379,570

                                        Principal          Market Value
                                           Amount            See Note 1
-----------------------------------------------------------------------
 Joint Repurchase Agreements--0.2%
 Undivided interest of 37.34% in joint
 repurchase agreement (Market Value
 $37,724,000) with Zions Bank/Capital
 Markets Group, 1.30%, dated 3/31/03,
 to be repurchased at $14,085,509
 on 4/1/03, collateralized by U.S.
 Treasury Nts., 7%, 7/15/06, with a
 value of $38,515,168
 (Cost $14,085,000)                $   14,085,000   $        14,085,000

-----------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $6,825,405,664)                       99.3%        5,899,464,570
-----------------------------------------------------------------------
 Other Assets
 Net of Liabilities                           0.7            42,376,810
                                   ------------------------------------
 Net Assets                                 100.0%  $     5,941,841,380
                                   ====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended March 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2003 amounts to $358,585,008. Transactions during the period in which the issuer was an affiliate are as follows:

                                         Shares
Shares
                                  September 30,          Gross         Gross      March
31,       Unrealized          Realized
                                           2002      Additions    Reductions
2003     Depreciation              Loss
------------------------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Cadence Design Systems, Inc.         18,175,538             --            --
18,175,538     $173,103,673      $         --
Fresenius AG, Preference              1,732,127             --            --
1,732,127       92,026,326                --
Sirius Satellite Radio, Inc.          3,502,500             --            --
3,502,500       51,885,467                --
Sirius Satellite Radio, Inc.                 --     99,350,110            --
99,350,110       25,812,678                --
Swiss Medical SA                        960,000             --            --
960,000       25,894,608                --
Tandberg ASA                            884,100      9,654,250            --
10,538,350       62,141,761                --
XM Satellite Radio
Holdings, Inc.*                       4,606,300             --     4,606,300
--               --        41,072,112

------------------------------

$430,864,513       $41,072,112

==============================

*No longer an affiliate as of March 31, 2003.

3. Identifies issues considered to be illiquid or restricted--See Note 6 of
Notes to Financial Statements.
4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

11  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Distribution of investments representing geographical holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                   Market Value          Percent
---------------------------------------------------------------------
 United States                       $2,440,362,813            41.4%
 Great Britain                          822,265,101            13.9
 Japan                                  506,139,866             8.6
 France                                 358,686,622             6.1
 Germany                                292,950,704             5.0
 The Netherlands                        288,306,058             4.9
 India                                  193,306,188             3.3
 Canada                                 174,004,379             2.8
 Brazil                                 128,151,896             2.2
 Mexico                                 113,357,272             1.9
 Hong Kong                               99,719,125             1.7
 Sweden                                  90,251,237             1.5
 Switzerland                             74,012,856             1.3
 Singapore                               73,440,542             1.2
 Australia                               67,693,679             1.1
 Bermuda                                 58,379,731             1.0
 Korea, Republic of South                42,361,279             0.7
 Italy                                   29,215,545             0.5
 Norway                                  26,575,690             0.5
 Spain                                   15,788,595             0.3
 Argentina                                4,495,392             0.1
                                     --------------------------------
 Total                               $5,899,464,570           100.0%
                                     --------------------------------

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,035,956,143)                 $  5,540,879,562
 Affiliated companies (cost $789,449,521)                          358,585,008
                                                              ------------------
                                                                 5,899,464,570
--------------------------------------------------------------------------------
 Cash                                                                3,338,344
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                  45,907
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   73,746,972
 Interest and dividends                                             15,172,712
 Shares of beneficial interest sold                                 12,211,540
 Other                                                                  66,821
                                                              ------------------
 Total assets                                                    6,004,046,866

--------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts              13,129,886
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              30,895,629
 Shares of beneficial interest redeemed                             10,053,068
 Distribution and service plan fees                                  3,573,719
 Transfer and shareholder servicing agent fees                       1,646,790
 Shareholder reports                                                 1,178,487
 Trustees' compensation                                              1,117,040
 Other                                                                 610,867
                                                              ------------------
 Total liabilities                                                  62,205,486

--------------------------------------------------------------------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $  7,900,864,746
--------------------------------------------------------------------------------
 Accumulated net investment loss                                   (14,970,730)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                  (1,005,384,480)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies      (938,668,156)
                                                              ------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================

13  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,268,436,292 and 127,880,010 shares of beneficial
interest outstanding)                                                     $33.38
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $35.42
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $976,703,648 and 31,106,138
shares of beneficial interest outstanding)                                $31.40
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,105,207 and 13,859,049 shares of beneficial interest
outstanding)                                                              $31.90
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,441,384 and 2,089,210
shares of beneficial interest outstanding)                                $33.24
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $185,154,849 and
5,520,776 shares of beneficial interest outstanding)                      $33.54

 See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2003

------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $3,851,211)   $  41,736,489
------------------------------------------------------------------------------
 Interest                                                         1,024,650
------------------------------------------------------------------------------
 Other income                                                       406,229
                                                              ----------------
 Total investment income                                         43,167,368

------------------------------------------------------------------------------
 Expenses

 Management fees                                                 21,696,807
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                          5,433,104
 Class B                                                          5,429,917
 Class C                                                          2,358,149
 Class N                                                            157,544
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                          6,404,714
 Class B                                                          1,989,922
 Class C                                                            728,815
 Class N                                                             48,177
 Class Y                                                            353,043
------------------------------------------------------------------------------
 Shareholder reports                                                960,193
------------------------------------------------------------------------------
 Custodian fees and expenses                                        811,451
------------------------------------------------------------------------------
 Other                                                              365,654
                                                              ----------------
 Total expenses                                                  46,737,490
 Less reduction to custodian expenses                               (20,371)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                     (126,301)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                      (73,246)
                                                              ----------------
 Net expenses                                                    46,517,572

------------------------------------------------------------------------------
 Net Investment Loss                                             (3,350,204)

------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
   Unaffiliated companies                                      (382,627,477)
   Affiliated companies                                         (41,072,112)
 Foreign currency transactions                                   47,411,337
                                                              ----------------
 Net realized loss                                             (376,288,252)

------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                    (81,546,254)
 Translation of assets and liabilities
 denominated in foreign currencies                              112,280,465
                                                              ----------------
 Net change                                                      30,734,211
                                                              ----------------
 Net realized and unrealized loss                              (345,554,041)

------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations         $(348,904,245)
                                                              ================

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months                        Year

Ended                       Ended
                                                                                   March
31, 2003               September 30,

(Unaudited)                       2002
--------------------------------------------------------------------------------------------------------------------------------

 Operations

 Net investment loss                                                               $
(3,350,204)             $     (906,990)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized loss
(376,288,252)               (448,125,052)
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
30,734,211                (503,784,365)

------------------------------------------------
 Net decrease in net assets resulting from operations
(348,904,245)               (952,816,407)

--------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
(44,991,786)                357,374,689
 Class B
(83,383,558)               (106,729,380)
 Class C
5,883,223                 126,876,337
 Class N
22,646,846                  56,432,365
 Class Y
32,512,637                  24,729,253

--------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease
(416,236,883)               (494,133,143)
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period
6,358,078,263               6,852,211,406

------------------------------------------------
 End of period [including accumulated net investment loss of
 $14,970,730 and $11,620,526, respectively]
$5,941,841,380              $6,358,078,263

================================================

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

                                                  Six
Months                                                                 Year

Ended                                                                Ended
                                             March 31,
2003                                                             Sept. 30,
Class A                                          (Unaudited)           2002
2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period               $ 35.25         $ 40.04      $
67.48       $ 49.50      $ 38.34      $ 49.32
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .02             .07
..20           .26          .17         1.08
 Net realized and unrealized gain (loss)              (1.89)          (4.86)
(15.68)        22.20        14.37        (5.49)

--------------------------------------------------------------------------------
 Total from investment operations                     (1.87)          (4.79)
(15.48)        22.46        14.54        (4.41)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    --              --
--          (.32)        (.39)        (.83)
 Dividends in excess of net
 investment income                                       --              --
--          (.04)          --           --
 Distributions from net realized gain                    --              --
(11.96)        (4.12)       (2.99)       (5.74)

--------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --              --
(11.96)        (4.48)       (3.38)       (6.57)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $33.38          $35.25
$40.04        $67.48       $49.50       $38.34

================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (5.30)%        (11.96)%
(27.10)%       47.13%       40.05%       (9.85)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $4,268,436      $4,559,330
$4,876,120    $6,225,967   $3,780,168   $2,904,763
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $4,607,814      $5,552,582
$5,851,970    $5,555,437   $3,475,038   $3,381,204
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 0.09%           0.18%
0.42%         0.41%        0.37%        0.96%
 Expenses                                              1.26%           1.23%
1.12%         1.08%        1.16%        1.14% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 22%             27%
36%           62%          68%          65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six
Months                                                                 Year

Ended                                                                Ended
                                              March 31,
2003                                                            Sept. 30,
Class B                                           (Unaudited)           2002
2001          2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                $ 33.30         $ 38.11      $
65.26       $ 48.05       $ 37.32     $ 48.19
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.21)           (.32)
(.06)         (.19)        (.16)         .69
 Net realized and unrealized gain (loss)               (1.69)          (4.49)
(15.13)        21.52         13.99       (5.31)

--------------------------------------------------------------------------------
 Total from investment operations                      (1.90)          (4.81)
(15.19)        21.33         13.83       (4.62)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --              --
--            --         (.11)        (.51)
 Dividends in excess of net
 investment income                                        --              --
--            --            --          --
 Distributions from net realized gain                     --              --
(11.96)        (4.12)       (2.99)       (5.74)

-------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --              --
(11.96)        (4.12)       (3.10)       (6.25)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $31.40          $33.30
$38.11        $65.26        $48.05      $37.32

===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    (5.71)%        (12.62)%
(27.68)%       46.01%        38.99%     (10.56)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $  976,704      $1,119,360
$1,386,315    $1,948,901    $1,250,245    $897,473
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,088,182      $1,456,440
$1,731,624    $1,779,871    $1,121,639    $965,647
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.75)%         (0.60)%
(0.35)%       (0.38)%       (0.40)%      0.20%
 Expenses                                               2.11%           2.00%
1.89%         1.85%         1.94%       1.91% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                    2.09%           2.00%
1.89%         1.85%         1.94%       1.91%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  22%             27%
36%           62%           68%         65%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER GLOBAL FUND

                                              Six
Months                                                                     Year

Ended                                                                    Ended
                                          March 31,
2003                                                                Sept. 30,
 Class C                                     (Unaudited)            2002
2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period             $33.82          $38.71
$66.09        $48.63        $37.79       $48.77
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.11)           (.12)
..07           .06          (.08)         .75
 Net realized and unrealized gain (loss)           (1.81)          (4.77)
(15.49)        21.54         14.07        (5.42)

---------------------------------------------------------------------------------
 Total from investment operations                  (1.92)          (4.89)
(15.42)        21.60         13.99        (4.67)
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                 --              --
--          (.02)         (.16)        (.57)
 Dividends in excess of net
 investment income                                    --              --
--            -- 1          --           --
 Distributions from net realized gain                 --              --
(11.96)        (4.12)        (2.99)       (5.74)

---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      --              --
(11.96)        (4.14)        (3.15)       (6.31)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $31.90          $33.82
$38.71        $66.09        $48.63       $37.79

=================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                (5.68)%        (12.63)%
(27.67)%       46.01%        38.97%      (10.53)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $442,105        $463,949
$418,525      $404,312      $152,620      $90,707
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $472,805        $521,168
$448,751      $287,843      $125,334      $79,398
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                      (0.70)%         (0.56)%
(0.33)%       (0.29)%       (0.38)%       0.23%
 Expenses                                           2.05%           1.99%
1.89%         1.85%         1.94%        1.91% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              22%             27%
36%           62%           68%          65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized the last business day of the fiscal for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                             Six
Months                                Year

Ended                               Ended
                                                         March 31,
2003                           Sept. 30,
Class  N                                                     (Unaudited)
2002           2001 1
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                           $ 35.13            $
39.98          $ 50.13
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.01)
..07              .01
 Net realized and unrealized loss                                 (1.88)
(4.92)          (10.16)

---------------------------------------------
 Total from investment operations                                 (1.89)
(4.85)          (10.15)

-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --
--               --
 Dividends in excess of net investment income                        --
--               --
 Distributions from net realized gain                                --
--               --

---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --
--               --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $33.24
$35.13           $39.98

=============================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               (5.38)%
(12.13)%         (20.25)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $69,441
$51,077           $5,971
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $63,291
$33,737           $1,717
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               -- 4
0.14%            0.13%
 Expenses                                                          1.39%
1.45%            1.41%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             22%
27%              36%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than $0.005 per share.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER GLOBAL FUND

                                                Six
Months                                                     Year

Ended                                                    Ended
                                            March 31,
2003                                                Sept. 30,
 Class Y                                       (Unaudited)         2002
2001         2000          1999 1
-------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period              $ 35.38      $ 40.11        $
67.53      $ 49.54         $ 42.38
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.01)         .12
..22          .64             .63
 Net realized and unrealized gain (loss)             (1.83)       (4.85)
(15.68)       22.03           10.00

-------------------------------------------------------------------
 Total from investment operations                    (1.84)       (4.73)
(15.46)       22.67           10.63
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --
--         (.50)           (.48)
 Dividends in excess of net investment income           --           --
--         (.06)             --
 Distributions from net realized gain                   --           --
(11.96)       (4.12)          (2.99)

-------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           --
(11.96)       (4.68)          (3.47)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $33.54       $35.38
$40.11       $67.53          $49.54

===================================================================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  (5.20)%     (11.79)%
(27.04)%      47.63%          27.11%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $185,155     $164,363
$165,281     $203,252         $36,593
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $184,609     $191,788
$194,016     $136,515         $16,838
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.33%        0.37%
0.54%        0.90%           1.07%
 Expenses                                             1.12%        1.15%
1.06%        0.82%           0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees       1.04%        1.05%
1.00%        0.82%           0.78%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                22%          27%
36%          62%             68%

1. For the period from November 17, 1998 (inception of offering) to September
30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
 Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

22  |  OPPENHEIMER GLOBAL FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,000,285,514. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------------
                              2004                $    353,985
                              2010                 156,747,145
                                                  ------------
                              Total               $157,101,130 1
                                                  ============
1. Includes $353,985 from capital loss carryforward acquired in the June 19,
1997 merger with Oppenheimer Global Emerging Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.

23  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were decreased by $156,019 and payments of $36,620 were made to retired trustees, resulting in an accumulated liability of $1,035,012 as of March 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended March 31, 2003 and the year ended September 30, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

24  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended March 31,
2003                      Year Ended September 30, 2002
                                     Shares                    Amount
Shares                      Amount
------------------------------------------------------------------------------------------------------------------------------

 Class A
 Sold                            17,357,884             $ 622,987,237
35,174,289             $ 1,541,931,335
 Redeemed                       (18,812,589)             (667,979,023)
(27,633,673)             (1,184,556,646)

----------------------------------------------------------------------------------------------
 Net increase (decrease)         (1,454,705)            $ (44,991,786)
7,540,616             $   357,374,689

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                             2,646,574             $  89,292,257
7,994,046             $   333,395,941
 Redeemed                        (5,156,045)             (172,675,815)
(10,753,879)               (440,125,321)

----------------------------------------------------------------------------------------------
 Net decrease                    (2,509,471)            $ (83,383,558)
(2,759,833)            $  (106,729,380)

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                             1,905,328             $  65,382,700
5,659,350             $   239,411,312
 Redeemed                        (1,762,791)              (59,499,477)
(2,755,399)               (112,534,975)

----------------------------------------------------------------------------------------------
 Net increase                       142,537             $   5,883,223
2,903,951             $   126,876,337

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                               926,186             $  32,864,431
1,554,356             $    66,740,283
 Redeemed                          (291,071)              (10,217,585)
(249,598)                (10,307,918)

----------------------------------------------------------------------------------------------
 Net increase                       635,115             $  22,646,846
1,304,758             $    56,432,365

==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             2,497,690             $  90,180,573
2,457,976             $   109,088,807
 Redeemed                        (1,622,207)              (57,667,936)
(1,933,304)                (84,359,554)

----------------------------------------------------------------------------------------------
 Net increase                       875,483             $  32,512,637
524,672             $    24,729,253

==============================================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were
 $1,415,979,459 and $1,368,866,766, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63%
 of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.

25  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate           Class A          Concessions
Concessions       Concessions          Concessions
                     Front-End         Front-End           on Class A         on Class
B        on Class C           on Class N
                 Sales Charges     Sales Charges               Shares
Shares            Shares               Shares
 Six Months         on Class A       Retained by          Advanced by        Advanced
by       Advanced by          Advanced by
 Ended                  Shares       Distributor        Distributor 1      Distributor
1     Distributor 1        Distributor 1
---------------------------------------------------------------------------------------------------------------------------------

 March 31, 2003     $2,580,298          $493,113             $599,621
$2,736,192          $533,635             $262,874

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C
 and Class N shares from its own resources at the time of sale.

                               Class A                      Class
B                         Class C                   Class N
                            Contingent                   Contingent
Contingent                Contingent
                              Deferred
Deferred                        Deferred                  Deferred
                         Sales Charges                Sales Charges
Sales Charges             Sales Charges
 Six Months                Retained by                  Retained by
Retained by               Retained by
 Ended                     Distributor                  Distributor
Distributor               Distributor
----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2003                $34,437
$1,670,058                         $61,294                  $140,428

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $5,433,104, all of which were paid by the
 Distributor to recipients, and included $232,084 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
 A shares in any fiscal year cannot be recovered in subsequent years.

26  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31,
 2003, were as follows:

Distributor's

Distributor's                      Aggregate

Aggregate                   Unreimbursed

Unreimbursed                  Expenses as %
                        Total Payments              Amount Retained
Expenses                  of Net Assets
                            Under Plan               by Distributor                 Under
Plan                       of Class
------------------------------------------------------------------------------------------------------------------------------------

 Class B Plan               $5,429,917                   $4,267,245
$25,212,563                         2.58%
 Class C Plan                2,358,149                      760,153
8,304,349                         1.88
 Class N Plan                  157,544                      142,512
1,185,426                         1.71

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                        Contract        Valuation
                        Expiration        Amount             as of     Unrealized
Unrealized
 Contract Description        Dates        (000s)    March 31, 2003   Appreciation
Depreciation
--------------------------------------------------------------------------------------------------

 Contracts to Purchase
 Japanese Yen [JPY]         4/1/03       468,526JPY  $   3,951,140        $45,907
$         --

 Contracts to Sell
 Japanese Yen [JPY]  5/1/03-5/2/03    43,012,001JPY    363,129,886             --
13,129,886

------------------------
 Total Unrealized
 Appreciation and
 Depreciation                                                             $45,907     $
13,129,886

========================

27  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of March 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2003 was
 $69,768,414, which represents 1.17% of the Fund's net assets, of which
 $4,495,392 is considered restricted. Information concerning restricted securities is as follows:

Valuation

as of          Unrealized
 Security                              Acquisition Dates             Cost Per
Unit             March 31, 2003        Depreciation
------------------------------------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Swiss Medical SA                  5/16/94 - 7/10/02
$30,390,000                 $4,495,392         $25,894,608

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The
 Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal
 Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through
 November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the
 Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if the loan were not available from another Oppenheimer fund. If the
 Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

 The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.

                                          A-1
                                       Appendix A

----------------------------------------------------------------------------------------
                                              Industry Classifications
----------------------------------------------------------------------------------------

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                          B-13
                                       Appendix B
             OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent  deferred sales charge that may apply
to Class A, Class B or Class C shares may be waived.2  That    is    because    of   the
economies of sales efforts realized by  OppenheimerFunds  Distributor,  Inc.,  (referred
to  in  this  document  as  the  "Distributor"),   or  by  dealers  or  other  financial
institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers  relating to Retirement Plans do not apply to  Oppenheimer  municipal  funds,  because  shares of those  funds are not available  for purchase by or on behalf of  retirement  plans.  Other waivers apply only to shareholders of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and
Statement of  Additional  Information  of the  applicable  Oppenheimer  funds,  the term
"Retirement Plan" refers to the following types of plans:
              1)  plans  qualified  under  Sections  401(a) or  401(k)  of the  Internal
                  Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual  Retirement Accounts ("IRAs"),  including traditional IRAs,
                  Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The   interpretation   of  these  provisions  as  to  the  applicability  of  a  special arrangement  or  waiver  in  a  particular  case  is  in  the  sole  discretion  of  the
Distributor  or the  transfer  agent  (referred  to in this  document  as the  "Transfer
Agent") of the particular  Oppenheimer fund. These waivers and special  arrangements may be amended or  terminated  at any time by a particular  fund,  the  Distributor,  and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers  that  apply  at  the  time  shares  are  redeemed  must  be  requested  by  the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------

Purchases of Class A Shares of  Oppenheimer  Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A  Contingent  Deferred  Sales  Charge  (unless a waiver applies).

         There is no initial  sales  charge on purchases of Class A shares of any of the
Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A  contingent  deferred  sales  charge  if  redeemed  within 18 months  (24 months in the case of  Oppenheimer  Rochester  National  Municipals  and Rochester  Fund
Municipals)  of the beginning of the calendar month of their  purchase,  as described in the  Prospectus  (unless a waiver  described  elsewhere in this Appendix  applies to the redemption).  Additionally,  on shares purchased under these waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the applicable concession  described  in the  Prospectus  under  "Class  A  Contingent  Deferred  Sales
Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases  of  Class A shares  by a  Retirement  Plan  that  was  permitted  to purchase  such  shares at net  asset  value but  subject  to a  contingent deferred  sales charge prior to March 1, 2001.  That included plans (other than IRA or 403(b)(7)  Custodial  Plans) that:  1) bought  shares  costing
              $500,000  or more,  2) had at the time of  purchase  100 or more  eligible employees  or total plan assets of $500,000 or more,  or 3)  certified  to the  Distributor  that  it  projects  to have  annual  plan  purchases  of
              $200,000 or more.
|_|      Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:
              1)  through a broker,  dealer, bank or registered  investment adviser that
                  has  made  special   arrangements   with  the  Distributor  for  those
                  purchases, or
              2)  by a direct  rollover of a  distribution  from a qualified  Retirement
                  Plan if the  administrator of that Plan has made special  arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement  Plans that have any of the following record-keeping arrangements:
              1)  The record  keeping is  performed  by Merrill  Lynch  Pierce  Fenner &
                  Smith,  Inc.  ("Merrill  Lynch")  on a daily  valuation  basis for the
                  Retirement   Plan.   On  the   date  the  plan   sponsor   signs   the
                  record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a) mutual  funds, other than those  advised  or  managed  by  Merrill  Lynch  Investment
                  Management,  L.P.  ("MLIM"),  that are made available  under a Service
                  Agreement  between  Merrill  Lynch  and the  mutual  fund's  principal underwriter  or  distributor,  and (b) funds  advised  or  managed  by
                  MLIM  (the  funds  described  in  (a)  and  (b)  are  referred  to  as
                  "Applicable Investments").
              2)  The record  keeping for the  Retirement  Plan is  performed on a daily valuation  basis by a record keeper whose  services are provided under a contract  or  arrangement  between the  Retirement  Plan and Merrill
                  Lynch.  On the date the plan sponsor signs the record keeping  service agreement  with Merrill  Lynch,  the Plan must have $3 million or more of its  assets  (excluding  assets  invested  in money  market  funds)
                  invested in Applicable Investments.
              3)  The record  keeping for a Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that  agreement,  the  Plan  has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares  purchased  by the  following  investors  are not  subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families") of the Fund,  the Manager and its  affiliates,  and retirement  plans  established  by them  for  their  employees.  The  term
              "immediate  family"  refers  to  one's  spouse,  children,  grandchildren, grandparents,  parents,  parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;  relatives  by virtue of a remarriage  (step-children, step-parents, etc.) are included.
|_|      Registered management  investment companies,  or separate accounts of insurance companies  having an  agreement  with the Manager or the  Distributor  for that purpose.
|_|      Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees.
|_|      Employees  and  registered  representatives  (and their  spouses) of dealers or brokers  described above or financial  institutions that have entered into sales  arrangements with such dealers or brokers (and which are identified as such to the  Distributor) or with the  Distributor.  The purchaser must certify to the  Distributor  at the time of purchase  that the purchase is for the  purchaser's  own account  (or for the benefit of such  employee's spouse or minor children).
|_|      Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in particular  investment products made available to their  clients.  Those clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment  advisors and financial  planners who have entered into an agreement for  this  purpose  with  the  Distributor  and who  charge  an  advisory, consulting  or other fee for their  services  and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi  trusts" that buy shares for their own  accounts,  if the  purchases are made through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment  advisors or financial  planners  (that have entered into an agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also purchase  shares without sales charge but only if their  accounts  are  linked to a master  account  of their  investment advisor  or  financial  planner on the books and  records  of the  broker, agent or financial  intermediary  with which the Distributor has made such special  arrangements  . Each of these  investors  may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their  relatives  or any trust,  pension,  profit  sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which  Oppenheimer  Capital (or its  successor) is the  investment advisor (the Distributor must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which is the beneficial owner of such accounts.
|_|      A unit  investment  trust that has entered into an  appropriate  agreement with the Distributor.
|_|      Dealers,  brokers,  banks, or registered  investment advisers that have entered into  an  agreement  with  the  Distributor  to  sell  shares  to  defined contribution  employee  retirement  plans for which the dealer,  broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
              401(a),  401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.
|_|      A TRAC-2000  401(k) plan  (sponsored  by the former  Quest for Value  Advisors)
              whose  Class B or Class C shares of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that Fund due to the  termination  of the
              Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified  Retirement  Plan that had agreed  with the former  Quest for Value
              Advisors to purchase  shares of any of the Former Quest for Value Funds at net  asset  value,  with  such  shares  to be held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares  issued or purchased  in the  following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares  purchased  by the  reinvestment  of  dividends  or other  distributions
              reinvested  from  the  Fund  or  other   Oppenheimer   funds  (other  than
              Oppenheimer   Cash   Reserves)  or  unit   investment   trusts  for  which
              reinvestment arrangements have been made with the Distributor.
|_|      Shares  purchased  through  a  broker-dealer  that has  entered  into a special agreement  with  the  Distributor  to  allow  the  broker's  customers  to purchase  and pay for shares of  Oppenheimer  funds using the  proceeds of shares  redeemed  in the prior 30 days from a mutual  fund  (other  than a fund  managed  by the  Manager  or any of its  subsidiaries)  on  which an initial sales charge or contingent  deferred  sales charge was paid.  This waiver  also  applies  to  shares  purchased  by  exchange  of  shares  of
              Oppenheimer  Money Market Fund,  Inc. that were  purchased and paid for in this  manner.  This waiver must be requested  when the  purchase  order is placed for shares of the Fund, and the  Distributor  may require  evidence of qualification for this waiver.
|_|      Shares  purchased  with  the  proceeds  of  maturing  principal  units  of  any
              Qualified Unit Investment Liquid Trust Series.
|_|      Shares  purchased by the  reinvestment of loan repayments by a participant in a
              Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A  contingent  deferred  sales  charge is also  waived  if shares  that  would otherwise  be subject to the  contingent  deferred  sales  charge  are  redeemed  in the following cases:
|_|      To make  Automatic  Withdrawal  Plan payments  that are limited  annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary   redemptions   of  shares  by  operation  of  law  or  involuntary
              redemptions of small accounts (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue
                  Code) of the participant or beneficiary.  The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under  a  Qualified  Domestic  Relations  Order,  as  defined  in  the
                  Internal  Revenue  Code,  or,  in the  case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the  Internal
                  Revenue Code.
              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed  redemptions to purchase  shares of a mutual fund
                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  if  the  plan  has  made  special   arrangements   with  the
                  Distributor.
              11) Plan  termination  or  "in-service  distributions,"  if the redemption proceeds  are rolled over  directly  to an  OppenheimerFunds-sponsored
                  IRA.
|_|      For  distributions  from 401(k)  plans  sponsored by  broker-dealers  that have entered  into a  special  agreement  with the  Distributor  allowing  this waiver.
|_|      For  distributions  from retirement plans that have $10 million or more in plan
              assets  and  that  have  entered  into  a  special   agreement   with  the
              Distributor.
|_|      For  distributions  from  retirement  plans which are part of a retirement plan product or platform  offered by certain banks,  broker-dealers,  financial advisors,  insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied
to  shares   purchased  in  certain  types  of   transactions  or  redeemed  in  certain
circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent  deferred  sales  charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and
              Policies," in the applicable Prospectus.
|_|      Redemptions  from accounts other than  Retirement  Plans following the death or disability  of the last  surviving  shareholder.  The death or  disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social
              Security Administration.
|_|      The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a grantor or  trustee  for a trust  account.  The contingent  deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor  trust or revocable  living trust for  which  the  trustee  is also  the  sole  beneficiary.  The  death  or disability must have occurred after the account was  established,  and for disability you must provide  evidence of a determination  of disability by the Social Security Administration.
|_|      Distributions  from accounts for which the  broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions  of Class B shares  held by  Retirement  Plans  whose  records  are maintained on a daily  valuation  basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions  of  Class C shares  of  Oppenheimer  U.S.  Government  Trust  from accounts of clients of  financial  institutions  that have  entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions  requested  in  writing  by a  Retirement  Plan  sponsor of Class C shares of an  Oppenheimer  fund in  amounts of  $500,000  or more and made more than 12 months after the Retirement  Plan's first purchase of Class C shares,  if the redemption  proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal  Revenue
                  Code) of the participant or beneficiary.  The death or disability must
                  occur  after  the   participant's   account  was   established  in  an
                  Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make  distributions  required under a Qualified  Domestic Relations
                  Order or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution  requirements of the Internal Revenue
                  Code.
              7)  To make  "substantially  equal  periodic  payments"  as  described  in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed  redemptions to purchase  shares of a mutual fund
                  (other  than a fund  managed  by the  Manager or a  subsidiary  of the
                  Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions  made on account of a plan  termination or  "in-service"
                  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For  distributions  from a  participant's  account  under an Automatic
                  Withdrawal Plan after the participant  reaches age 59 1/2, as long as the aggregate  value  of the  distributions  does  not  exceed  10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic  Withdrawal  Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the  redeemed  shares  does not  exceed  10% of the  account's  value, adjusted annually.
              14) For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.
|_|      Redemptions  of Class B shares or Class C shares under an Automatic  Withdrawal
              Plan from an account other than a Retirement  Plan if the aggregate  value of the  redeemed  shares  does  not  exceed  10% of  the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered  management investment companies or separate accounts of  insurance  companies  having  an  agreement  with the  Manager  or the
              Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former  officers,  directors,  trustees or  employees
              (and their  "immediate  families" as defined above in Section I.A.) of the
              Fund, the Manager and its affiliates and retirement  plans  established by them for their employees.
IV.      Special  Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer
         Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------

The initial and  contingent  deferred  sales charge rates and waivers for Class A, Class
B  and  Class  C  shares   described  in  the  Prospectus  or  Statement  of  Additional
Information  of the  Oppenheimer  funds are  modified  as  described  below for  certain persons who were  shareholders  of the former  Quest for Value  Funds.  To be  eligible, those persons must have been  shareholders on November 24, 1995, when  OppenheimerFunds,
Inc.  became the investment  advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer   Quest   Global  Value
     Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These  arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest  for  Value  New  York
     Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for  Value  National
     Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for  Value  California
     Tax-Exempt Fund

         All of the funds listed  above are referred to in this  Appendix as the "Former
Quest for Value  Funds." The waivers of initial and  contingent  deferred  sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired  by  such  shareholder  pursuant  to  an  exchange  of  shares  of  an
              Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased  by such  shareholder  by exchange  of shares of another  Oppenheimer fund that were acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial  Sales Charge Rates for Certain  Former Quest for Value
              Funds Shareholders.

Purchases  by Groups and  Associations.  The  following  table  sets  forth the  initial sales charge  rates for Class A shares  purchased  by members of  "Associations"  formed for any purpose other than the purchase of  securities.  The rates in the table apply if that  Association  purchased  shares  of any of the  Former  Quest  for  Value  Funds or received a proposal to purchase  such  shares  from OCC  Distributors  prior to November
24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number  of  Eligible  Employees  Initial  Sales  Charge as a  Initial  Sales  Charge as a % of  Concession  as  % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than  2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------
         For purchases by Associations  having 50 or more eligible employees or members, there is no initial  sales charge on  purchases of Class A shares,  but those shares are subject to the Class A  contingent  deferred  sales charge  described in the  applicable fund's Prospectus.

         Purchases  made  under  this  arrangement  qualify  for the lower of either the sales  charge  rate in the table  based on the number of members of an  Association,  or the sales  charge rate that  applies  under the Right of  Accumulation  described in the applicable  fund's Prospectus and Statement of Additional  Information.  Individuals who
qualify  under  this   arrangement   for  reduced  sales  charge  rates  as  members  of
Associations  also may purchase  shares for their  individual  or custodial  accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver  of  Class A Sales  Charges  for  Certain  Shareholders.  Class A shares purchased  by the  following  investors  are not  subject  to any  Class A initial or contingent deferred sales charges:
(10)     Shareholders  who were  shareholders of the AMA Family of Funds on February 28,
                  1991 and who  acquired  shares  of any of the  Former  Quest for Value
                  Funds by merger of a portfolio of the AMA Family of Funds.
(11)     Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent  Deferred  Sales  Charge in Certain  Transactions.
              The  Class  A  contingent   deferred   sales  charge  will  not  apply  to
              redemptions  of Class A shares  purchased by the  following  investors who were shareholders of any Former Quest for Value Fund:

         Investors  who  purchased  Class  A  shares  from a  dealer  that is or was not permitted to receive a sales load or redemption  fee imposed on a shareholder  with whom that  dealer  has  a  fiduciary  relationship,  under  the  Employee  Retirement  Income
Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for  Redemptions  of Shares  Purchased  Prior to March 6, 1995.  In the
              following cases,  the contingent  deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer  fund.
              The shares  must have been  acquired  by the merger of a Former  Quest for
              Value Fund into the fund or by exchange from an Oppenheimer  fund that was a Former  Quest for Value  Fund or into  which  such  fund  merged.  Those shares must have been purchased prior to March 6, 1995 in connection with:
(12)     withdrawals  under an automatic  withdrawal plan holding only either Class B or
                  Class C shares if the  annual  withdrawal  does not  exceed 10% of the initial value of the account value, adjusted annually, and
(13)     liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum value of such accounts.

|X|      Waivers  for  Redemptions  of Shares  Purchased  on or After  March 6, 1995 but
              Prior to  November  24,  1995.  In the  following  cases,  the  contingent deferred  sales charge will be waived for  redemptions of Class A, Class B or Class C shares  of an  Oppenheimer  fund.  The  shares  must  have been acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former  Quest For Value
              Fund or into which such Former Quest for Value Fund  merged.  Those shares must have been  purchased on or after March 6, 1995, but prior to November
              24, 1995:
(14)     redemptions  following  the  death  or  disability  of the  shareholder(s)  (as evidenced by a  determination  of total  disability by the U.S. Social
                  Security Administration);
(15)     withdrawals  under an automatic  withdrawal plan (but only for Class B or Class
                  C shares)  where  the  annual  withdrawals  do not  exceed  10% of the initial value of the account value; adjusted annually, and
(16)     liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum  account value.

         A  shareholder's  account  will be credited  with the amount of any  contingent deferred  sales charge paid on the  redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described in this section if the proceeds are invested in the same  Class of shares in that fund or  another  Oppenheimer  fund  within 90 days  after redemption.
V.       Special  Sales Charge  Arrangements  for  Shareholders  of Certain  Oppenheimer
         Funds Who Were  Shareholders  of Connecticut  Mutual  Investment  Accounts,
         Inc.
------------------------------------------------------------------------------------

The  initial  and  contingent  deferred  sale  charge  rates and waivers for Class A and
Class B  shares  described  in the  respective  Prospectus  (or  this  Appendix)  of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described  below for those Fund  shareholders  who were  shareholders of the following funds (referred to as the "Former  Connecticut  Mutual Funds") on March 1,
1996,  when  OppenheimerFunds,   Inc.  became  the  investment  adviser  to  the  Former
Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA   LifeSpan   Capital
     Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent  Deferred Sales Charge.  Certain  shareholders of a Fund and the other  Former  Connecticut  Mutual  Funds are  entitled to continue to make  additional  purchases of Class A shares at net asset value without a
              Class A initial  sales  charge,  but  subject  to the  Class A  contingent deferred  sales  charge  that was in effect  prior to March 18,  1996 (the
              "prior  Class A  CDSC").  Under the  prior  Class A CDSC,  if any of those shares are redeemed  within one year of purchase,  they will be assessed a
              1%  contingent  deferred  sales  charge on an amount  equal to the current market value or the original purchase price of the shares sold,  whichever is smaller  (in such  redemptions,  any  shares  not  subject to the prior
              Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons  whose  purchases of Class A shares of a Fund and other Former
                  Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result  of  direct  purchases  or  purchases  pursuant  to the  Fund's policies on Combined  Purchases or Rights of  Accumulation,  who still hold  those  shares in that Fund or other  Former  Connecticut  Mutual
                  Funds, and
              2)  persons  whose  intended  purchases  under a  Statement  of  Intention entered  into  prior to  March  18,  1996,  with  the  former  general distributor of the Former  Connecticut Mutual Funds to purchase shares valued at  $500,000  or more over a  13-month  period  entitled  those persons to purchase  shares at net asset value  without  being subject to the Class A initial sales charge

         Any of the  Class A shares of a Fund and the other  Former  Connecticut  Mutual
Funds that were  purchased  at net asset value prior to March 18, 1996,  remain  subject to the  prior  Class  A  CDSC,  or if any  additional  shares  are  purchased  by  those shareholders  at net asset value  pursuant to this  arrangement  they will be subject to the prior Class A CDSC.

|X|      Class A Sales  Charge  Waivers.  Additional  Class A  shares  of a Fund  may be purchased  without a sales charge, by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser,  provided the total initial amount invested in the Fund or any one or more of the  Former  Connecticut  Mutual  Funds  totaled
                  $500,000 or more, including  investments made pursuant to the Combined
                  Purchases,  Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment is still held in one or more of the Former  Connecticut Mutual Funds or a
                  Fund into which such Fund merged;
              2)  any participant in a qualified  plan,  provided that the total initial amount  invested  by the  plan  in the  Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors  of the  Fund or any one or more of the  Former  Connecticut
                  Mutual Funds and members of their immediate families;
              4)  employee  benefit  plans  sponsored by  Connecticut  Mutual  Financial
                  Services,  L.L.C.  ("CMFS"),  the  prior  distributor  of  the  Former
                  Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000  persons (and persons who are  retirees  from  such  group)  engaged  in a common  business, profession,  civic or charitable  endeavor or other activity,  and the spouses and minor  dependent  children of such persons,  pursuant to a marketing program between CMFS and such group; and
              6)  an  institution  acting as a fiduciary on behalf of an  individual  or individuals,  if such  institution  was  directly  compensated  by the individual(s)  for recommending the purchase of the shares of the Fund or any one or more of the Former  Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally,  Class A shares of a Fund may be purchased without a sales charge by any holder of a variable  annuity  contract  issued in New York State by  Connecticut
Mutual Life  Insurance  Company  through the Panorama  Separate  Account which is beyond the applicable  surrender  charge period and which was used to fund a qualified plan, if that holder exchanges the variable  annuity  contract  proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In  addition to the waivers set forth in the  Prospectus  and in this  Appendix,  above, the  contingent  deferred  sales  charge will be waived for  redemptions  of Class A and
Class B shares  of a Fund and  exchanges  of  Class A or Class B shares  of a Fund  into
Class A or Class B shares of a Former  Connecticut  Mutual Fund  provided that the Class
A or Class B shares of the Fund to be redeemed or exchanged  were (i) acquired  prior to
March 18, 1996 or (ii) were  acquired by exchange  from an  Oppenheimer  fund that was a
Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former  Connecticut
Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the  disability of a  shareholder,  as defined in Section  72(m)(7) of the
         Internal Revenue Code;
     3)  for retirement  distributions (or loans) to participants or beneficiaries  from retirement  plans  qualified  under Sections 401(a) or 403(b)(7)of the Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free  returns of excess  contributions  to such  retirement  or employee benefit plans;
     5)  in whole or in part, in connection  with shares sold to any state,  county,  or city, or any instrumentality,  department,  authority,  or agency thereof, that is  prohibited  by  applicable  investment  laws from paying a sales  charge or concession  in  connection  with  the  purchase  of  shares  of any  registered investment management company;
     6)  in  connection  with the  redemption of shares of the Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;
     7)  in connection  with the Fund's right to  involuntarily  redeem or liquidate the
         Fund;
     8)  in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts  pursuant to an Automatic  Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary  redemptions of shares by operation of law, or under  procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.
VI.      Special  Reduced  Sales  Charge for  Former  Shareholders  of  Advance  America
         Funds, Inc.
----------------------------------------------------------------------------------------

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.  Government  Trust,
Oppenheimer  Strategic  Income Fund and  Oppenheimer  Capital  Income Fund who  acquired
(and still hold)  shares of those funds as a result of the  reorganization  of series of
Advance America Funds,  Inc. into those  Oppenheimer  funds on October 18, 1991, and who held shares of Advance  America  Funds,  Inc. on March 30, 1990,  may  purchase  Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer  Convertible
         Securities Fund
----------------------------------------------------------------------------------------

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this  section)
may sell Class M shares at net asset  value  without  any  initial  sales  charge to the classes of  investors  listed below who,  prior to March 11,  1996,  owned shares of the
Fund's  then-existing  Class A and were  permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present  or former  officers,  directors,  trustees  and  employees  (and their
              "immediate  families"  as defined in the Fund's  Statement  of  Additional
              Information) of the Fund, the Manager and its  affiliates,  and retirement plans established by them or the prior investment  advisor of the Fund for their employees,
|_|      registered  management  investment  companies or separate accounts of insurance companies that had an agreement with the Fund's prior  investment  advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement  plans for their employees,
|_|      employees  and  registered  representatives  (and their  spouses) of dealers or brokers described in the preceding section or financial  institutions that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the  Distributor) or with the Distributor, but only if the  purchaser  certifies  to the  Distributor  at the time of purchase that the purchaser meets these qualifications,
|_|      dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with  the  Distributor  or the  prior  distributor  of the Fund specifically  providing  for the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and
|_|      dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the  Distributor or prior  distributor of the Fund's shares to sell  shares to  defined  contribution  employee  retirement  plans for which the dealer,  broker, or investment  advisor provides  administrative services.
2.  In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities
Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and
IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

----------------------------------------------------------------------------------------
Oppenheimer Global Fund
----------------------------------------------------------------------------------------

Internet Website:
         www.oppenheimerfunds.com
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL.OPP (1.800,.225.5677)

Custodian Bank
         JP Morgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
          Mayer, Brown, Rowe & Maw
          1675 Broadway
          New York, NY 10019-5820

         (OppenheimerFunds logo)

330sai1102

--------

 OPPENHEIMER GLOBAL FUND

                                       FORM N-14

                                         PART C

                                   OTHER INFORMATION

Item 15. Indemnification
------------------------

         Reference is made to the provisions of Article Seventh of Registrant's  Amended and Restated  Declaration  of Trust filed by  cross-reference  to Exhibit 16 (1) to this
Registration Statement, incorporated herein by reference.

         Insofar as indemnification  for liabilities arising under the Securities Act of
1933 may be permitted  to  trustees,  officers  and  controlling  persons of  Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against
public  policy  as  expressed  in  the  Securities  Act  of  1933  and  is,   therefore,
unenforceable.  In the event that a claim for  indemnification  against such liabilities
(other  than the  payment  by  Registrant  of  expenses  incurred  or paid by a trustee, officer or  controlling  person of Registrant in the  successful  defense of any action, suit or  proceeding)  is  asserted  by such  trustee,  officer  or  controlling  person,
Registrant  will,  unless in the opinion of its  counsel the matter has been  settled by controlling  precedent,  submit  to a court of  appropriate  jurisdiction  the  question whether  such  indemnification  by it is  against  public  policy  as  expressed  in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits
-----------------

(1)  (i)      Amended and Restated  Declaration of Trust dated as of 8/1/95:  Previously filed with  Registrant's  Post-Effective  Amendment No. 65, 7/27/95 to its
              Registration  Statement on Form N-1A (Reg. No. 2-31661),  and incorporated herein by reference.

     (ii)     Amendment  No. 1 to  Amended  and  Restated  Declaration  of  Trust  dated
              8/15/02:  Previously filed with Registrant's  Post-Effective Amendment No.
              77,  11/18/02  to its  Registration  Statement  on  Form  N-1A  (Reg.  No.
              2-31661), and incorporated herein by reference.

(2)      By-Laws   Amended  as  of   12/14/00:   Previously   filed  with   Registrant's
              Post-Effective  Amendment No. 77, 11/18/02 to its  Registration  Statement
              on Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(3)      N/A.

(4)           Agreement and Plan of  Reorganization  dated April 17, 2003: See Exhibit A
              to  Part  A  of  this  Registration  Statement,   incorporated  herein  by
              reference.

(5)  (i)      Specimen Class A Share  Certificate:  Previously  filed with  Registrant's
              Post-Effective  Amendment No. 76, 1/22/02 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (ii)     Specimen Class B Share  Certificate:  Previously  filed with  Registrant's
              Post-Effective  Amendment No. 76, 1/22/02 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iii)    Specimen Class C Share  Certificate:  Previously  filed with  Registrant's
              Post-Effective  Amendment No. 76, 1/22/02 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(iv)     Specimen  Class  N  Share  Certificate:   Previously  filed  with  Registrant's
              Post-Effective  Amendment No. 76, 1/22/02 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(v)      Specimen  Class  Y  Share  Certificate:   Previously  filed  with  Registrant's
              Post-Effective  Amendment No. 76, 1/22/02 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

(6)           Amended and Restated  Investment  Advisory Agreement dated as of 01/19/01:
              Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  75,
              1/18/01 to its  Registration  Statement on Form N-1A (Reg.  No.  2-31661),
              and incorporated herein by reference.

(7)  (i)      General  Distributor's  Agreement  dated 12/10/92:  Previously  filed with
              Registrant's  Post-Effective Amendment No. 59, 1/29/93 to its Registration
              Statement  on Form N-1A (Reg.  No.  2-31661),  refiled  with  Registrant's
              Post-Effective  Amendment No. 63, 12/1/94 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (ii)     Form  of  Dealer   Agreement  of   OppenheimerFunds   Distributor,   Inc.:
              Previously filed with Post-Effective  Amendment No. 45 to the Registration
              Statement of  Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
              and incorporated herein by reference.

     (iii)    Form  of  Broker   Agreement  of   OppenheimerFunds   Distributor,   Inc.:
              Previously filed with Post-Effective  Amendment No. 45 to the Registration
              Statement of  Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
              and incorporated herein by reference.

     (iv)     Form  of  Agency   Agreement  of   OppenheimerFunds   Distributor,   Inc.:
              Previously filed with Post-Effective  Amendment No. 45 to the Registration
              Statement of  Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,
              and incorporated herein by reference.

(8)  (i)      Amended  and  Restated  Retirement  Plan for  Non-Interested  Trustees  or
              Directors dated 8/9/01:  Previously  filed with  Post-Effective  Amendment
              No.  34 to the  Registration  Statement  of  Oppenheimer  Gold  &  Special
              Minerals Fund (Reg. No. 2-82590),  10/25/01,  and  incorporated  herein by reference.

     (ii)     Form of Deferred  Compensation Plan for Disinterested  Trustees/Directors:
              Previously filed with Post-Effective  Amendment No. 26 to the Registration
              Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No. 2-82590),
              10/28/98, and incorporated by reference.

(9)  (i)      Amended and Restated  Custody  Agreement dated 11/12/92:  Previously filed with Registrant's  Post-Effective  Amendment No. 59, 1/29/93, refiled with
              Registrant's  Post-Effective  Amendment No. 63, 12/1/94,  pursuant to Item
              102 of Regulation S-T, and incorporated herein by reference.

     (ii)     Foreign Custody Manager Agreement  between  Registrant and The Bank of New
              York:  Previously  filed  with  Pre-Effective   Amendment  No.  2  to  the
              Registration   Statement  of   Oppenheimer   World  Bond  Fund  (Reg.  No.
              333-48973), 4/23/98, and incorporated herein by reference.

(10)(i)       Service  Plan  and  Agreement  for  Class A Shares  dated  as of  6/10/93:
              Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  60,
              11/24/93 to its  Registration  Statement on Form N-1A (Reg. No.  2-31661),
              and incorporated herein by reference.

     (i)(a)   Amended and Restated  Service Plan and  Agreement for Class A shares dated
              6/14/02  pursuant  to  Rule  12b-1:  Previously  filed  with  Registrant's
              Post-Effective  Amendment No. 77, 11/18/02 to its  Registration  Statement
              on Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (ii)     Distribution  and Service Plan and  Agreement  for Class B Shares dated as of 2/20/97  pursuant to Rule  12b-1:  Previously  filed with  Registrant's
              Post-Effective  Amendment No. 70, 9/15/98 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iii)    Distribution  and Service Plan and  Agreement  for Class C Shares dated as of 2/20/97  pursuant to Rule  12b-1:  Previously  filed with  Registrant's
              Post-Effective  Amendment No. 70, 9/15/98 to its Registration Statement on
              Form N-1A (Reg. No. 2-31661), and incorporated herein by reference.

     (iv)     Distribution  and Service  Plan  Agreement  for Class N Shares dated as of
              11/19/01:  Previously filed with Registrant's Post-Effective Amendment No.
              76,  1/22/02  to  its  Registration  Statement  on  Form  N-1A  (Reg.  No.
              2-31661), and incorporated herein by reference.

(11)(i)       Form of Opinion and Consent of Counsel to Oppenheimer  Europe Fund:  Filed
              herewith.

     (ii)     Form of Opinion and Consent of Counsel to Oppenheimer  Global Fund:  Filed
              herewith.

(12)          Form of Tax Opinion Relating to the Reorganization: Filed herewith.

(13)          N/A.

(14)          Consent of Independent Auditors: Filed herewith.

(15)          N/A.

(16)(i)       Powers of  Attorney  for all  Trustees/Directors  and  Principal  Officers
              except for Joel W. Motley and John V. Murphy  (including  Certified  Board
              Resolutions):  Previously filed with Pre-Effective  Amendment No. 1 to the
              Registration  Statement  of  Oppenheimer  Emerging  Growth Fund (Reg.  No.
              333-44176), 10/5/00, and incorporated herein by reference.

     (ii)     Power of Attorney for John Murphy (including  Certified Board Resolution):
              Previously filed with Post-Effective  Amendment No. 41 to the Registration
              Statement  of  Oppenheimer  U.S.  Government  Trust  (Reg.  No.  2-76645),
              10/22/01, and incorporated herein by reference.

     (iii)    Power  of  Attorney  for  Joel  W.  Motley   (including   Certified  Board
              Resolution):  Previously filed with Post-Effective  Amendment No. 8 to the
              Registration  Statement of  Oppenheimer  International  Small Company Fund
              (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17. Undertakings
---------------------

(1)      N/A.

(2)      N/A.

                                       SIGNATURES

         Pursuant  to  the  requirements  of  the  Securities  Act of  1933  and/or  the
Investment  Company  Act of 1940,  the  Registrant  has duly  caused  this  Registration
Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of New York and State of New York on the 30th day of May, 2003.

                                            OPPENHEIMER GLOBAL FUND

                                            By:  /s/ John V. Murphy*

----------------------------------------------
                                            John V. Murphy, President,
                                            Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                   Date
----------                                  -----                                   ----

/s/ Clayton K. Yeutter*                     Chairman of the
----------------------------                Board of Trustees                       May
30, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*                        Vice Chairman of the                    May
30, 2003
-------------------------                   Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                         President, Principal
--------------------------                  Executive Officer                       May
30, 2003
John V. Murphy                              & Trustee

/s/ Brian W. Wixted*                        Treasurer, Principal                    May
30, 2003
-------------------------                   Financial and
Brian W. Wixted                             Accounting Officer

/s/ Robert G. Galli*                        Trustee                                 May
30, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                 May
30, 2003
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*                         Trustee                                 May
30, 2003
------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*                  Trustee                                 May
30, 2003
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                     Trustee                                 May
30, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                        Trustee                                 May
30, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*               Trustee                                 May
30, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                OPPENHEIMER GLOBAL FUND

                                     EXHIBIT INDEX
                                     -------------

Exhibit No.                Description
-----------                -----------

16   (11)(i)               Form of Opinion and Consent of Counsel to Oppenheimer  Europe
     Fund

16   (11)(ii)              Form of Opinion and Consent of Counsel to Oppenheimer  Global
     Fund

16   (12)         Form of Tax Opinion Relating to the Reorganization

16   (14)         Consent of Independent Auditors